[LOGO] MANULIFE FINANCIAL


VENTURE(R) Variable Products

    Unaudited Financial Statements

    MANUFACTURERS INVESTMENT TRUST
    SEMI-ANNUAL REPORT
    JUNE 30, 2002


Venture(R) Annuities, Venture(R) SPVL, Venture(R) VUL, Survivorship VUL and COLI
VUL: Issued by The Manufacturers Life Insurance Company (U.S.A.)

0802: 1115001

MANUFACTURERS INVESTMENT TRUST SEMI-ANNUAL REPORT
PRESIDENT'S MESSAGE
--------------------------------------------------------------------------------

July 30, 2002

Dear Fellow Investors:

The financial statements that follow reflect operations for the 6 month period ended June 30, 2002, for the Manufacturers Investment Trust (the Trust), the mutual fund that is the underlying investment vehicle for your variable annuity, variable insurance product or retirement plan. The Trust's total net assets decreased slightly during this period, from $20.01 billion to $19.43 billion. Strong positive cash flow sustained asset levels during a general equity market decline during this period.

Diversified investors can always find a range of portfolios within our offerings that provide an opportunity to grow wealth. In the latest period, strong absolute performance came from our real estate, small-cap value, international small-cap, Pacific Rim Emerging Markets, and nearly all fixed income portfolios. Elsewhere, investor confidence has continued to be shaken, led by revelations of fraud and bankruptcies at several high profile companies. As a result, general equity market performance, especially of large-cap and growth-oriented holdings, has been challenged.

However, there are many reasons to be optimistic. Economic fundamentals remain reasonably strong, providing a solid basis for confidence and patience for long-term investors. In the first quarter, GDP grew at an encouraging rate of 6.1%. While GDP growth during the second quarter was just above 1%, it is expected to accelerate to between 3% and 4% in the second half of 2002. Corporate earnings have been strong in a number of sectors. The number of positive earnings surprises was more than double the number of negative in the first quarter. While the second quarter earnings period is not yet complete, initial results show a majority of firms meeting or beating earnings and revenue estimates. OUR CONCLUSION: THE WEAK EQUITY MARKETS HAVE LARGELY BEEN A FUNCTION OF LOW INVESTOR CONFIDENCE, AND NOT THE GENERAL STATE OF THE ECONOMY OR CORPORATE EARNINGS.

There are other positive economic and market indicators:

- Inflation remains under control, averaging about 2% in recent quarters. This is very positive both from an economic consideration and from the perspective that low inflation has historically supported higher equity prices.

- Moderate economic growth and low inflation are expected to allow the Federal Reserve to keep rates stable through the end of the year. Historically, this has been beneficial to the stock market.

- Valuations, on average, have improved. Average price-to-earnings ratios have declined, making stocks, in general, less expensive.

Investors also have good reason to be confident about the integrity of the investment company industry, including the Trust. Building on investor protections heralded under the Investment Company Act of 1940, our industry has demonstrated for more than 60 years its strong and consistent commitment to shareholder protection. Public confidence in the investment company industry is remarkable and follows from this commitment. Consistent with this record, Manulife Financial and the industry will continue to seek improved accountability, strengthened oversight and effective regulation, all in an effort to serve shareholders responsibly and retain your trust.

At Manulife Financial, our constant objective, during all market cycles, is to also offer our clients the proper tools for diversification -- a multi-manager platform with a wide range of investment options across asset classes and investment styles. We also offer five Lifestyle portfolios -- diversified, fund-of-fund portfolios ranging from conservative to aggressive. Increasingly, our clients are turning to these portfolios for an appropriate asset allocation mix and investment options appropriate for their risk tolerance.

We urge you to review your overall financial program regularly with your financial consultant to ensure that it continues to be structured to reflect your risk tolerance and to help you meet your goals. It may be the right time to reevaluate your mix of portfolios and increase your diversification among different asset classes.

Thank you for choosing Manulife Financial. We look forward to continuing to earn your trust as we serve your retirement, insurance and investment needs.

Sincerely,




JAMES D. GALLAGHER
President

MANUFACTURERS INVESTMENT TRUST
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

                                                                           Page
                                                                           ----
Statements of Assets and Liabilities...............................          1

Statements of Operations...........................................          5

Statements of Changes in Net Assets................................          9

Financial Highlights...............................................         14

Portfolio of Investments:

     Small-Mid Cap Growth Trust....................................         21
     Small-Mid Cap Trust...........................................         22
     International Equity Select Trust.............................         23
     Select Growth Trust...........................................         23
     Global Equity Select Trust....................................         24
     Real Estate Securities Trust..................................         25
     Core Value Trust..............................................         26
     High Grade Bond Trust.........................................         27
     Money Market Trust............................................         28
     Small Cap Index Trust.........................................         29
     International Index Trust.....................................         44
     Mid Cap Index Trust...........................................         53
     Total Stock Market Index Trust................................         58
     500 Index Trust...............................................         85

Notes to Financial Statements......................................         91

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    SMALL-MID        SMALL-MID      INTERNATIONAL        SELECT
                                                                   CAP GROWTH           CAP         EQUITY SELECT        GROWTH
                                                                      TRUST            TRUST            TRUST            TRUST
                                                                   -----------      -----------      -----------      -----------
ASSETS
Investments in securities, at value                                $ 2,256,532      $ 3,567,638      $ 3,066,097      $ 2,620,354
     (See accompanying portfolio of investments)
Repurchase agreements, at value                                        121,000               --          237,000          150,000
Cash                                                                     6,347            5,966            5,677            5,727
Foreign currency                                                            --               --            5,266               --
Receivables:
     Investments sold                                                   75,862               --               --               --
     Dividends and interest                                                847            2,607            1,182            1,272
     Foreign tax withholding reclaims                                       --               --            1,379               --
Other assets                                                                41               50               66               47
                                                                   -----------      -----------      -----------      -----------
     TOTAL ASSETS                                                    2,460,629        3,576,261        3,316,667        2,777,400
                                                                   -----------      -----------      -----------      -----------
LIABILITIES
Payables:
     Investments purchased                                              72,390               --               --           21,787
     Dividend and interest withholding tax                                  --               --              141               --
     Other payables and accrued expenses                                 9,456            9,793           10,401           10,317
     Collateral for securities lending                                 142,903          749,010          342,677          471,425
                                                                   -----------      -----------      -----------      -----------
     TOTAL LIABILITIES                                                 224,749          758,803          353,219          503,529
                                                                   -----------      -----------      -----------      -----------
NET ASSETS                                                         $ 2,235,880      $ 2,817,458      $ 2,963,448      $ 2,273,871
                                                                   ===========      ===========      ===========      ===========
NET ASSETS CONSIST OF:
Undistributed net investment income (loss)                         ($    4,134)     ($    5,064)     $    28,161      ($    3,735)
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts:                          (795,868)         (46,690)         (45,798)        (401,945)
Unrealized appreciation (depreciation) on:
     Investments                                                        15,156         (197,260)         (36,744)        (369,348)
     Foreign currency                                                       --               --              161               --
Capital shares at par value of $.01                                      2,424            2,455            2,434            2,445
Additional paid-in capital                                           3,018,302        3,064,017        3,015,234        3,046,454
                                                                   -----------      -----------      -----------      -----------
NET ASSETS                                                         $ 2,235,880      $ 2,817,458      $ 2,963,448      $ 2,273,871
                                                                   ===========      ===========      ===========      ===========
Investments in securities, including repurchase agreements,
     at identified cost                                            $ 2,362,376      $ 3,764,898      $ 3,339,841      $ 3,139,702
                                                                   -----------      -----------      -----------      -----------
Investments in foreign currency, at identified cost                         --               --      $     5,264               --
                                                                   ===========      ===========      ===========      ===========
NET ASSET VALUES:
SERIES I SHARES:
Net Assets at value                                                $ 2,235,880      $ 2,817,458      $ 2,963,448      $ 2,273,871
                                                                   ===========      ===========      ===========      ===========
Shares Outstanding                                                     242,434          245,539          243,396          244,532
                                                                   -----------      -----------      -----------      -----------
Net asset value, offering and redemption price per share           $      9.22      $     11.47      $     12.18      $      9.30
                                                                   ===========      ===========      ===========      ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                GLOBAL          REAL ESTATE            CORE            HIGH GRADE
                                                             EQUITY SELECT       SECURITIES            VALUE              BOND
                                                                 TRUST             TRUST               TRUST             TRUST
                                                             -------------      -------------      -------------      -------------
ASSETS
Investments in securities, at value                          $   3,015,052      $ 312,016,430      $   3,052,064      $   3,694,183
     (See accompanying portfolio of investments)
Repurchase agreements, at value                                    140,000         18,066,000            233,000            658,000
Cash                                                                 6,567              1,618              6,264              6,949
Foreign currency                                                     3,495                 --                 --                 --
Receivables:
     Investments sold                                                   --            161,810             62,709             36,771
     Dividends and interest                                          1,851          2,172,053                757             28,871
     Foreign tax withholding reclaims                                  443                 --                 --                 --
Other assets                                                            51              4,282                 51                 56
                                                             -------------      -------------      -------------      -------------
     TOTAL ASSETS                                                3,167,459        332,422,193          3,354,845          4,424,830
                                                             -------------      -------------      -------------      -------------
LIABILITIES
Payables:
     Investments purchased                                              --          1,384,938             18,444            557,293
     Dividend and interest withholding tax                              73              7,719                 --                 --
     Other payables and accrued expenses                            10,627             29,699             10,919             10,923
     Collateral for securities lending                             306,532          2,692,300            639,945            432,915
                                                             -------------      -------------      -------------      -------------
     TOTAL LIABILITIES                                             317,232          4,114,656            669,308          1,001,131
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $   2,850,227      $ 328,307,537      $   2,685,537      $   3,423,699
                                                             =============      =============      =============      =============
NET ASSETS CONSIST OF:
Undistributed net investment income                          $      20,445      $   7,619,544      $       6,100      $      65,308
Accumulated undistributed net realized loss on
     investments, foreign currency
     and forward foreign currency contracts:                       (34,200)       (12,746,656)          (227,284)            (4,347)
Unrealized appreciation (depreciation) on:
     Investments                                                  (153,911)        32,976,509           (180,309)            49,718
     Foreign currency                                                   74                 --                 --                 --
Capital shares at par value of $.01                                  2,425            192,340              2,476              2,646
Additional paid-in capital                                       3,015,394        300,265,800          3,084,554          3,310,374
                                                             -------------      -------------      -------------      -------------
NET ASSETS                                                   $   2,850,227      $ 328,307,537      $   2,685,537      $   3,423,699
                                                             =============      =============      =============      =============
Investments in securities, including repurchase
     agreements, at identified cost                          $   3,308,963      $ 297,105,921      $   3,465,373      $   4,302,465
                                                             -------------      -------------      -------------      -------------
Investments in foreign currency, at identified cost          $       3,493                 --                 --                 --
                                                             =============      =============      =============      =============

NET ASSET VALUES:

SERIES I SHARES:

Net Assets at value                                          $   2,850,227      $ 320,709,903      $   2,685,537      $   3,423,699
                                                             =============      =============      =============      =============
Shares Outstanding                                                 242,497         18,788,650            247,626            264,616
                                                             -------------      -------------      -------------      -------------
Net asset value, offering and redemption price
     per share                                               $       11.75      $       17.07      $       10.85      $       12.94
                                                             =============      =============      =============      =============
SERIES II SHARES:

Net Assets at value                                                     --      $   7,597,634                 --                 --
                                                             =============      =============      =============      =============
Shares Outstanding                                                      --            445,339                 --                 --
                                                             -------------      -------------      -------------      -------------
Net asset value, offering and redemption price
     per share                                                          --      $       17.06                 --                 --
                                                             =============      =============      =============      =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                             MONEY           SMALL CAP         INTERNATIONAL          MID CAP
                                                             MARKET            INDEX               INDEX               INDEX
                                                             TRUST             TRUST               TRUST               TRUST
                                                        --------------     --------------      --------------      --------------
ASSETS
Investments in securities, at value                     $1,564,770,342     $   68,095,780      $   65,304,345      $  107,408,478
     (See accompanying portfolio of investments)
Repurchase agreements, at value                             27,313,000          6,537,000           1,392,000           4,652,000
Cash                                                               834              1,628               2,465               3,860
Foreign currency                                                    --                 --             254,797                  --
Receivables:
     Investments sold                                               --             43,152                  --                  --
     Variation margin for open futures contracts                    --            113,100              38,706              28,050
     Dividends and interest                                      4,097             54,208             115,313              63,269
     Foreign tax withholding reclaims                               --                 --              24,075                  --
Other assets                                                    24,502                981                 900               1,181
                                                        --------------     --------------      --------------      --------------
     TOTAL ASSETS                                        1,592,112,775         74,845,849          67,132,601         112,156,838
                                                        --------------     --------------      --------------      --------------

LIABILITIES
Payables:

     Dividend and interest withholding tax                          --                 --              11,360                  --
     Other payables and accrued expenses                       108,189              4,203               4,283               4,748
     Dividends                                                 156,560                 --                  --                  --
     Collateral for securities lending                              --          6,213,263           9,716,802           9,219,073
                                                        --------------     --------------      --------------      --------------
     TOTAL LIABILITIES                                         264,749          6,217,466           9,732,445           9,223,821
                                                        --------------     --------------      --------------      --------------
NET ASSETS                                              $1,591,848,026     $   68,628,383      $   57,400,156      $  102,933,017
                                                        ==============     ==============      ==============      ==============

NET ASSETS CONSIST OF:
Undistributed net investment income                                 --     $      361,777      $      516,724      $      223,929
Accumulated undistributed net realized loss on
     investments, futures, foreign currency
     and forward foreign currency contracts:                        --         (6,725,778)         (4,615,596)           (686,720)
Unrealized appreciation (depreciation) on:
     Investments                                                    --         (1,828,443)        (14,940,627)         (6,151,508)
     Futures contracts                                              --             20,029              (2,576)            (89,932)
     Foreign currency and forward foreign currency
      contracts                                                     --                 --              14,455                  --
Capital shares at par value of $.01                     $    1,591,848             64,045              68,788              83,292
Additional paid-in capital                               1,590,256,178         76,736,753          76,358,988         109,553,956
                                                        --------------     --------------      --------------      --------------
NET ASSETS                                              $1,591,848,026     $   68,628,383      $   57,400,156      $  102,933,017
                                                        ==============     ==============      ==============      ==============
Investments in securities, including repurchase
     agreements, at identified cost                     $1,592,083,342     $   76,461,223      $   81,636,972      $  118,211,986
                                                        --------------     --------------      --------------      --------------
Investments in foreign currency, at identified cost                 --                 --      $      247,426                  --
                                                        ==============     ==============      ==============      ==============

NET ASSET VALUES:
SERIES I SHARES:

Net Assets at value                                     $1,527,400,531     $   67,082,392      $   56,183,630      $  100,744,443
                                                        ==============     ==============      ==============      ==============
Shares Outstanding                                         152,740,044          6,260,174           6,733,032           8,152,070
                                                        --------------     --------------      --------------      --------------
Net asset value, offering and redemption price
     per share                                          $        10.00     $        10.72      $         8.34      $        12.36
                                                        ==============     ==============      ==============      ==============

SERIES II SHARES:
Net Assets at value                                     $   64,447,495     $    1,545,991      $    1,216,526      $    2,188,574
                                                        ==============     ==============      ==============      ==============
Shares Outstanding                                           6,444,749            144,369             145,809             177,168
                                                        --------------     --------------      --------------      --------------
Net asset value, offering and redemption price
     per share                                          $        10.00     $        10.71      $         8.34      $        12.35
                                                        ==============     ==============      ==============      ==============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES - JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TOTAL STOCK                500
                                                                      MARKET INDEX              INDEX
                                                                          TRUST                 TRUST
                                                                      -------------         -------------
ASSETS
Investments in securities, at value                                   $  65,482,906         $ 736,432,756
     (See accompanying portfolio of investments)
Repurchase agreements, at value                                           4,145,000             9,118,000
Cash                                                                          1,624                 1,664
Receivables:
     Investments sold                                                        14,261               446,823
     Dividends and interest                                                  73,335               857,529
     Foreign tax withholding reclaims                                            --                     7
Other assets                                                                  1,281                13,906
                                                                      -------------         -------------
     TOTAL ASSETS                                                        69,718,407           746,870,685
                                                                      -------------         -------------
LIABILITIES
Payables:

     Investments purchased                                                       --               499,037
     Variation margin for open futures contracts                              3,425                21,375
     Dividend and interest withholding tax                                       39                    --
     Other payables and accrued expenses                                      5,552                49,699
     Collateral for securities lending                                    1,558,351            16,034,016
                                                                      -------------         -------------
     TOTAL LIABILITIES                                                    1,567,367            16,604,127
                                                                      -------------         -------------
NET ASSETS                                                            $  68,151,040         $ 730,266,558
                                                                      =============         =============
NET ASSETS CONSIST OF:
Undistributed net investment income                                   $     307,405         $   3,480,668
Accumulated undistributed net realized loss on
     investments, futures, foreign currency and forward
     foreign currency contracts:                                         (1,090,686)          (17,114,698)
Unrealized appreciation (depreciation) on:
     Investments                                                        (22,867,691)         (228,636,888)
     Futures contracts                                                      (69,095)             (241,270)
Capital shares at par value of $.01                                          79,208               860,067
Additional paid-in capital                                               91,791,899           971,918,679
                                                                      -------------         -------------
NET ASSETS                                                            $  68,151,040         $ 730,266,558
                                                                      =============         =============
Investments in securities, including repurchase agreements, at
     identified cost                                                  $  92,495,597         $ 974,187,644
                                                                      =============         =============

NET ASSET VALUES:

SERIES I SHARES:

Net Assets at value                                                   $  67,174,383         $ 725,596,579
                                                                      =============         =============
Shares Outstanding                                                        7,807,223            85,456,570
                                                                      -------------         -------------
Net asset value, offering and redemption price per share              $        8.60         $        8.49
                                                                      =============         =============

SERIES II SHARES:

Net Assets at value                                                   $     976,657         $   4,669,979
                                                                      =============         =============
Shares Outstanding                                                          113,543               550,099
                                                                      -------------         -------------
Net asset value, offering and redemption price per share              $        8.60         $        8.49
                                                                      =============         =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    SMALL-MID       SMALL-MID     INTERNATIONAL       SELECT
                                                                    CAP GROWTH        CAP         EQUITY SELECT       GROWTH
                                                                      TRUST          TRUST            TRUST           TRUST
                                                                    ---------      ---------        ---------        ---------
Investment Income:
      Interest                                                      $   1,621      $   1,265        $   2,561        $   1,304
      Dividends                                                         6,732         11,467           48,459            8,770
      Less: Foreign taxes withheld                                         --             --           (5,413)              --
                                                                    ---------      ---------        ---------        ---------
      Total income                                                      8,353         12,732           45,607           10,074
                                                                    ---------      ---------        ---------        ---------

Expenses:
      Investment adviser fee (Note 4)                                   9,671         14,088           12,992           10,522
      Distribution fee for Series I (Note 5)                            1,813          2,224            2,165            1,973
      Custodian fee                                                    26,534         25,870           28,188           26,535
      Fund administration fees (Note 4)                                   183            203              200              197
      Printing and postage fees                                           288            330              324              318
      Audit and legal fees                                              5,661          6,613            6,444            6,366
      Registration and filing fees                                         32             36               35               35
      Trustees fees and expenses (Note 6)                                  19             22               21               20
      Miscellaneous                                                        26             31               29               25
                                                                    ---------      ---------        ---------        ---------
      Expenses before reimbursement by investment adviser              44,227         49,417           50,398           45,991
      Less reimbursement of expenses by investment adviser
      (Note 4)                                                        (31,535)       (31,621)         (33,075)         (32,182)
                                                                    ---------      ---------        ---------        ---------
      Total expenses                                                   12,692         17,796           17,323           13,809
                                                                    ---------      ---------        ---------        ---------
Net investment income (loss)                                           (4,339)        (5,064)          28,284           (3,735)
                                                                    ---------      ---------        ---------        ---------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

      Investment transactions                                        (208,369)        23,466          (29,578)        (242,324)
      Foreign currency and forward foreign currency contracts              --             --             (620)              --
Change in unrealized appreciation (depreciation) on:

      Investments                                                    (247,999)      (136,175)          38,709         (383,344)
      Translation of foreign currency and forward foreign
       currency contracts                                                  --             --              153               --
                                                                    ---------      ---------        ---------        ---------
      Net gain (loss) on investments, foreign currency and
       forward foreign currency contracts                            (456,368)      (112,709)           8,664         (625,668)
                                                                    ---------      ---------        ---------        ---------

Net increase (decrease) in net assets resulting from operations     ($460,707)     ($117,773)       $  36,948        ($629,403)
                                                                    =========      =========        =========        =========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      GLOBAL        REAL ESTATE          CORE         HIGH GRADE
                                                                  EQUITY SELECT     SECURITIES           VALUE           BOND
                                                                      TRUST            TRUST             TRUST           TRUST
                                                                    ----------      ------------      -----------      ---------
Investment Income:
      Interest                                                      $    1,502      $     67,523      $     2,707      $  79,289
      Dividends                                                         39,553         7,770,323           18,440             --
      Less: Foreign taxes withheld                                      (3,186)          (13,431)              --             --
                                                                    ----------      ------------      -----------      ---------
      Total income                                                      37,869         7,824,415           21,147         79,289
                                                                    ----------      ------------      -----------      ---------

Expenses:
      Investment adviser fee (Note 4)                                   13,007           830,222           11,464          9,869
      Distribution fee for Series I (Note 5)                             2,168           194,210            2,150          2,467
      Distribution fee for Series II (Note 5)                               --             2,213               --             --
      Custodian fee                                                     28,148            33,278           26,358         30,974
      Fund administration fees (Note 4)                                    203            15,265              203            225
      Printing and postage fees                                            330             8,480              330            371
      Audit and legal fees                                               6,560             6,611            6,575          7,439
      Registration and filing fees                                          36             2,969               36             40
      Trustees fees and expenses (Note 6)                                   22             1,761               22             24
      Miscellaneous                                                         28             2,262               29             32
                                                                    ----------      ------------      -----------      ---------
      Expenses before reimbursement by investment adviser               50,502         1,097,271           47,167         51,441
      Less reimbursement of expenses by investment adviser
       (Note 4)                                                        (33,159)               --          (32,120)       (37,460)
                                                                    ----------      ------------      -----------      ---------
      Total expenses                                                    17,343         1,097,271           15,047         13,981
                                                                    ----------      ------------      -----------      ---------
Net investment income                                                   20,526         6,727,144            6,100         65,308
                                                                    ----------      ------------      -----------      ---------

Realized and unrealized gain (loss) on investments, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

      Investment transactions                                          (34,305)        4,500,094         (100,536)        10,111
      Foreign currency and forward foreign currency contracts              105                --               --             --
Change in unrealized appreciation (depreciation) on:

      Investments                                                      (94,076)       21,495,993         (158,754)        46,239
      Translation of foreign currency and forward foreign
        currency contracts                                                  68                --               --             --
                                                                    ----------      ------------      -----------      ---------
      Net gain (loss) on investments, foreign currency and
        forward foreign currency contracts                            (128,208)       25,996,087         (259,290)        56,350
                                                                    ----------      ------------      -----------      ---------

Net increase (decrease) in net assets resulting from operations      ($107,682)     $ 32,723,231        ($253,190)     $ 121,658
                                                                    ==========      ============      ===========      =========


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MONEY          SMALL CAP       INTERNATIONAL       MID CAP
                                                                      MARKET           INDEX             INDEX            INDEX
                                                                      TRUST            TRUST             TRUST            TRUST
                                                                   ------------     ------------      ------------     ------------
Investment Income:
      Interest                                                     $ 13,231,329     $    116,651      $     48,285     $     65,932
      Dividends                                                                          390,223          757,840           397,018
      Less: Foreign taxes withheld                                                          (214)         (83,354)               --
                                                                   ------------     ------------      ------------     ------------
      Total income                                                   13,231,329          506,660           722,771          462,950
                                                                   ------------     ------------      ------------     ------------

Expenses:
      Investment adviser fee (Note 4)                                 2,602,232          109,712           105,881          156,978
      Distribution fee for Series I (Note 5)                          1,102,806           43,709            39,544           62,528
      Distribution fee for Series II (Note 5)                            29,018              413               376              614
      Custodian fee                                                     119,329            8,927             8,927            8,927
      Fund administration fees (Note 4)                                 102,704            3,514             3,585            4,347
      Printing and postage fees                                          54,598            1,866             1,898            2,328
      Audit and legal fees                                               45,033            1,542             1,567            1,925
      Registration and filing fees                                       18,634              633               644              787
      Trustees fees and expenses (Note 6)                                11,377              391               396              489
      Miscellaneous                                                      12,166              456               466              567
                                                                   ------------     ------------      ------------     ------------
      Expenses before reimbursement by investment adviser             4,097,897          171,163           163,284          239,490
      Less reimbursement of expenses by investment adviser
        (Note 4)                                                             --               --            (4,248)              --
                                                                   ------------     ------------      ------------     ------------
      Total expenses                                                  4,097,897          171,163           159,036          239,490
                                                                   ------------     ------------      ------------     ------------
Net investment income                                                 9,133,432          335,497           563,735          223,460
                                                                   ------------     ------------      ------------     ------------

Realized and unrealized loss on investments, futures, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

      Investment transactions                                                --          (97,777)         (922,560)         151,160
      Futures contracts                                                      --       (1,051,549)             (623)        (464,915)
      Foreign currency and forward foreign currency contracts                --               --           (58,321)              --
Change in unrealized appreciation (depreciation) on:

      Investments                                                            --       (3,227,823)         (626,474)      (5,933,570)
      Futures contracts                                                      --          (79,567)          (20,169)        (131,442)
      Translation of foreign currency and forward foreign
        currency contracts                                                   --               --            14,044               --
                                                                   ------------     ------------      ------------     ------------
      Net loss on investments, futures, foreign currency and
        forward foreign currency contracts                                   --       (4,456,716)       (1,614,103)      (6,378,767)
                                                                   ------------     ------------      ------------     ------------

Net increase (decrease) in net assets resulting from operations    $  9,133,432     ($ 4,121,219)     ($ 1,050,368)    ($ 6,155,307)
                                                                   ============     ============      ============     ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       TOTAL STOCK                  500
                                                                       MARKET INDEX                INDEX
                                                                           TRUST                   TRUST
                                                                       -------------           -------------
Investment Income:
      Interest                                                         $      42,027           $     151,954
      Dividends                                                              468,357               5,581,386
      Less: Foreign taxes withheld                                               (89)                (31,292)
                                                                       -------------           -------------
      Total income                                                           510,295               5,702,048
                                                                       -------------           -------------

Expenses:
      Investment adviser fee (Note 4)                                        134,924               1,464,825
      Distribution fee for Series I (Note 5)                                  53,881                 585,343
      Distribution fee for Series II (Note 5)                                    207                   1,370
      Custodian fee                                                            8,927                  38,223
      Fund administration fees (Note 4)                                        5,167                  55,733
      Printing and postage fees                                                2,727                  29,495
      Audit and legal fees                                                     2,260                  24,396
      Registration and filing fees                                               927                  10,019
      Trustees fees and expenses (Note 6)                                        570                   6,159
      Miscellaneous                                                              657                   7,258
                                                                       -------------           -------------
      Total expenses                                                         210,247               2,222,821
                                                                       -------------           -------------
Net investment income                                                        300,048               3,479,227
                                                                       -------------           -------------

Realized and unrealized loss on investments, futures, foreign currency and forward foreign currency contracts:

Net realized gain (loss) on:

      Investment transactions                                                 40,481              (4,492,270)
      Futures contracts                                                     (557,394)             (1,474,365)
Change in unrealized depreciation on:
      Investments                                                         (9,045,099)           (109,352,594)
      Futures contracts                                                      (95,401)               (285,698)
                                                                       -------------           -------------
      Net loss on investments, futures, foreign currency and
       forward foreign currency contracts                                 (9,657,413)           (115,604,927)
                                                                       -------------           -------------

Net decrease in net assets resulting from operations                   ($  9,357,365)          ($112,125,700)
                                                                       =============           =============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    SMALL-MID                     SMALL-MID                   INTERNATIONAL
                                                    CAP GROWTH                       CAP                      EQUITY SELECT
                                                      TRUST                         TRUST                         TRUST
                                            --------------------------    --------------------------    --------------------------
                                            SIX MONTHS                    SIX MONTHS                    SIX MONTHS
                                               ENDED       7/16/2001*        ENDED       7/16/2001*        ENDED       7/16/2001*
                                              6/30/02          TO           6/30/02          TO           6/30/02          TO
                                            (UNAUDITED)     12/31/01      (UNAUDITED)     12/31/01      (UNAUDITED)     12/31/01
                                            -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                    ($4,339)       ($3,480)       ($5,064)          $144        $28,284           $833
Net realized gain (loss) on:
      Investment transactions                  (208,369)      (588,201)        23,466        (70,156)       (29,578)       (15,600)
      Futures contracts                              --             --             --             --             --        (24,217)
      Foreign currency and forward
      foreign currency contracts                     --             --             --             --           (620)            --
Change in unrealized appreciation
(depreciation) on:
      Investments                              (247,999)       263,155       (136,175)       (61,085)        38,709        (75,453)
      Foreign currency and forward
      foreign currency contracts                     --             --             --             --            153              8
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
resulting from operations                      (460,707)      (328,526)      (117,773)      (131,097)        36,948    $  (114,429)
Distribution to shareholders from:
      Net investment income Series I                 --             --             (4)          (140)            --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
      Total distributions                            --             --             (4)          (140)            --             --
Capital Shares Transactions @ :
      Series I
         Net proceeds from sales of shares       19,574      3,006,754         48,143      3,021,226         31,896      3,011,499
         Reinvestment of distributions               --             --              4            140             --             --
         Cost of shares redeemed                 (1,215)            --         (2,774)          (267)        (2,396)           (70)
                                            -----------    -----------    -----------    -----------    -----------    -----------
      Total Series I transactions                18,359      3,006,754         45,373      3,021,099         29,500      3,011,429
Net increase in net assets from capital
      share transactions                         18,359      3,006,754         45,373      3,021,099         29,500      3,011,429
                                            -----------    -----------    -----------    -----------    -----------    -----------
Increase (decrease) in net assets              (442,348)     2,678,228        (72,404)     2,889,862         66,448      2,897,000
Net assets at beginning of period             2,678,228             --      2,889,862             --      2,897,000             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
Net assets at end of period                 $ 2,235,880    $ 2,678,228    $ 2,817,458    $ 2,889,862    $ 2,963,448    $ 2,897,000
                                            ===========    ===========    ===========    ===========    ===========    ===========

@  Capital Shares Issued and Redeemed:
      Series I
         Shares sold                              1,944        240,612          3,847        241,929          2,624        240,975
         Reinvestment of distributions               --             --             --             12             --             --
         Shares redeemed                           (122)            --           (225)           (24)          (197)            (6)
                                            -----------    -----------    -----------    -----------    -----------    -----------
      Net increase                                1,822        240,612          3,622        241,917          2,427        240,969
                                            ===========    ===========    ===========    ===========    ===========    ===========

*   Commencement of operations

     The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SELECT                            GLOBAL
                                                       GROWTH                         EQUITY SELECT
                                                        TRUST                             TRUST
                                            ------------------------------    ------------------------------
                                             SIX MONTHS                        SIX MONTHS
                                                ENDED         7/16/2001*          ENDED         7/16/2001*
                                               6/30/02            TO             6/30/02            TO
                                             (UNAUDITED)       12/31/01        (UNAUDITED)       12/31/01
                                            -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                      ($3,735)             $89          $20,526           $5,215
Net realized gain (loss) on:
      Investment transactions                    (242,324)        (159,621)         (34,305)              --
      Foreign currency and forward
      foreign currency contracts                       --               --              105          (16,537)
Change in unrealized appreciation
(depreciation) on:
      Investments                                (383,344)          13,996          (94,076)         (59,835)
      Foreign currency and forward
      foreign currency contracts                       --               --               68                6
                                            -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
resulting from operations                        (629,403)        (145,536)        (107,682)         (71,151)
Distribution to shareholders from:
      Net investment income
            Series I                                  (89)              --               --               --
            Series II                                  --               --               --               --
                                            -------------    -------------    -------------    -------------
      Total distributions                             (89)              --               --               --
Capital Shares Transactions @ :
      Series I
         Net proceeds from sales of shares         23,566        3,028,752           18,363        3,011,989
         Reinvestment of distributions                 89               --               --               --
         Cost of shares redeemed                   (3,266)            (242)            (950)            (342)
                                            -------------    -------------    -------------    -------------
      Total Series I transactions                  20,389        3,028,510           17,413        3,011,647
      Series II
         Net proceeds from sales of shares             --               --               --               --
         Reinvestment of distributions                 --               --               --               --
         Cost of shares redeemed                       --               --               --               --
                                            -------------    -------------    -------------    -------------
      Total Series II transactions                     --               --               --               --
Net increase (decrease) in net assets
      from capital share transactions              20,389        3,028,510           17,413        3,011,647
                                            -------------    -------------    -------------    -------------
Increase (decrease) in net assets                (609,103)       2,882,974          (90,269)       2,940,496
Net assets at beginning of period               2,882,974               --        2,940,496               --
                                            -------------    -------------    -------------    -------------
Net assets at end of period                 $   2,273,871    $   2,882,974    $   2,850,227    $   2,940,496
                                            =============    =============    =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
        Shares sold                                 2,228          242,620            1,503          241,102
        Reinvestment of distributions                   8               --               --               --
        Shares redeemed                              (303)             (21)             (79)             (29)
                                            -------------    -------------    -------------    -------------
      Net increase (decrease)                       1,933          242,599            1,424          241,073
                                            =============    =============    =============    =============
      Series II
        Shares sold                                    --               --               --               --
        Reinvestment of distributions                  --               --               --               --
        Shares redeemed                                --               --               --               --
                                            -------------    -------------    -------------    -------------
      Net increase                                     --               --               --               --
                                            =============    =============    =============    =============

                                                       REAL ESTATE
                                                       SECURITIES
                                                          TRUST
                                             ------------------------------
                                              SIX MONTHS
                                                 ENDED           YEAR
                                                6/30/02          ENDED
                                              (UNAUDITED)       12/31/01
                                             -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income (loss)                    $6,727,144      $10,979,206
Net realized gain (loss) on:
      Investment transactions                    4,500,094       18,144,221
      Foreign currency and forward
      foreign currency contracts                        --               --
Change in unrealized appreciation
(depreciation) on:
      Investments                               21,495,993      (22,629,568)
      Foreign currency and forward
      foreign currency contracts                        --               --
                                             -------------    -------------
Net increase (decrease) in net assets
resulting from operations                       32,723,231        6,493,859
Distribution to shareholders from:
      Net investment income
            Series I                            (8,221,598)      (8,304,834)
            Series II                              (16,358)              --
                                             -------------    -------------
      Total distributions                       (8,237,956)      (8,304,834)
Capital Shares Transactions @ :
      Series I
         Net proceeds from sales of shares      80,846,313      118,301,794
         Reinvestment of distributions           8,221,598        8,304,834
         Cost of shares redeemed               (13,558,997)    (161,517,778)
                                             -------------    -------------
      Total Series I transactions               75,508,914      (34,911,150)
      Series II
         Net proceeds from sales of shares      10,480,867               --
         Reinvestment of distributions              16,358               --
         Cost of shares redeemed                (3,103,131)              --
                                             -------------    -------------
      Total Series II transactions               7,394,094               --
Net increase (decrease) in net assets
      from capital share transactions           82,903,008      (34,911,150)
                                             -------------    -------------
Increase (decrease) in net assets              107,388,283      (36,722,125)
Net assets at beginning of period              220,919,254      257,641,379
                                             -------------    -------------
Net assets at end of period                  $ 328,307,537    $ 220,919,254
                                             =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
        Shares sold                              4,911,026        7,745,194
        Reinvestment of distributions              487,639          577,125
        Shares redeemed                           (848,037)     (10,633,885)
                                             -------------    -------------
      Net increase (decrease)                    4,550,628       (2,311,566)
                                             =============    =============
      Series II
        Shares sold                                631,050               --
        Reinvestment of distributions                  971               --
        Shares redeemed                           (186,682)              --
                                             -------------    -------------
      Net increase                                 445,339               --
                                             =============    =============

*   Commencement of operations

     The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       CORE                                  HIGH
                                                                       VALUE                              GRADE BOND
                                                                       TRUST                                 TRUST
                                                         ----------------------------------    ----------------------------------
                                                           SIX MONTHS                            SIX MONTHS
                                                              ENDED           7/16/2001*            ENDED           7/16/2001*
                                                             6/30/02              TO               6/30/02              TO
                                                           (UNAUDITED)         12/31/01          (UNAUDITED)         12/31/01
                                                         ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                             $6,100             $7,612            $65,308            $64,298
Net realized gain (loss) on:
      Investment transactions                                   (100,536)          (126,748)            10,111             27,025
Change in unrealized appreciation (depreciation) on:
      Investments                                               (158,754)           (21,555)            46,239              3,479
                                                         ---------------    ---------------    ---------------    ---------------
Net increase (decrease) in net assets
resulting from operations                                        (253,190)          (140,691)           121,658             94,802
Distribution to shareholders from:
      Net investment income
            Series I                                                (427)            (7,185)              (212)           (65,358)
            Series II                                                 --                 --                 --                 --
      Net realized short term gains on
      investments, futures, and foreign
      currency transactions
            Series I                                                  --                 --                 --            (40,211)
                                                         ---------------    ---------------    ---------------    ---------------
      Total distributions                                           (427)            (7,185)              (212)          (105,569)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                     37,750          3,047,135             63,103          3,162,162
            Reinvestment of distributions                            427              7,185                212            105,569
            Cost of shares redeemed                               (4,902)              (565)           (14,876)            (3,150)
                                                         ---------------    ---------------    ---------------    ---------------
      Total Series I transactions                                 33,275          3,053,755             48,439          3,264,581
      Series II
            Net proceeds from sales of shares                         --                 --                 --                 --
            Reinvestment of distributions                             --                 --                 --                 --
            Cost of shares redeemed                                   --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
      Total Series II transactions                                    --                 --                 --                 --
Net increase in net assets from capital
      share transactions                                          33,275          3,053,755             48,439          3,264,581
                                                         ---------------    ---------------    ---------------    ---------------
Increase (decrease) in net assets                               (220,342)         2,905,879            169,885          3,253,814
Net assets at beginning of period                              2,905,879                 --          3,253,814                 --
                                                         ---------------    ---------------    ---------------    ---------------
Net assets at end of period                                   $2,685,537         $2,905,879         $3,423,699         $3,253,814
                                                         ===============    ===============    ===============    ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                             3,243            244,212              4,976            252,537
           Reinvestment of distributions                              35                602                 17              8,507
           Shares redeemed                                          (417)               (49)            (1,180)              (241)
                                                         ---------------    ---------------    ---------------    ---------------
      Net increase                                                 2,861            244,765              3,813            260,803
                                                         ===============    ===============    ===============    ===============
      Series II
           Shares sold                                                --                 --                 --                 --
           Reinvestment of distributions                              --                 --                 --                 --
           Shares redeemed                                            --                 --                 --                 --
                                                         ---------------    ---------------    ---------------    ---------------
      Net increase                                                    --                 --                 --                 --
                                                         ===============    ===============    ===============    ===============

                                                                       MONEY
                                                                       MARKET
                                                                       TRUST
                                                         ----------------------------------
                                                           SIX MONTHS
                                                              ENDED              YEAR
                                                             6/30/02             ENDED
                                                           (UNAUDITED)         12/31/01
                                                         ---------------    ---------------
Increase (decrease) in net assets:
Operations:
Net investment income                                         $9,133,432        $41,278,170
Net realized gain (loss) on:
      Investment transactions                                         --                 --
Change in unrealized appreciation (depreciation) on:
      Investments                                                     --                 --
                                                         ---------------    ---------------
Net increase (decrease) in net assets
resulting from operations                                       9,133,432         41,278,170
Distribution to shareholders from:
      Net investment income
            Series I                                          (9,046,904)       (41,278,170)
            Series II                                            (86,528)                --
      Net realized short term gains on
      investments, futures, and foreign
      currency transactions
            Series I                                                  --                 --
                                                         ---------------    ---------------
      Total distributions                                     (9,133,432)       (41,278,170)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares              1,388,966,247      3,125,325,639
            Reinvestment of distributions                      8,895,639         41,278,170
            Cost of shares redeemed                       (1,355,154,910)    (2,632,065,627)
                                                         ---------------    ---------------
      Total Series I transactions                             42,706,976        534,538,182
      Series II
            Net proceeds from sales of shares                169,308,150                 --
            Reinvestment of distributions                         81,233                 --
            Cost of shares redeemed                         (104,941,888)                --
                                                         ---------------    ---------------
      Total Series II transactions                            64,447,495                 --
Net increase in net assets from capital
      share transactions                                     107,154,471        534,538,182
                                                         ---------------    ---------------
Increase (decrease) in net assets                            107,154,471        534,538,182
Net assets at beginning of period                          1,484,693,555        950,155,373
                                                         ---------------    ---------------
Net assets at end of period                               $1,591,848,026    $ 1,484,693,555
                                                         ===============    ===============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                       138,896,625        312,532,569
           Reinvestment of distributions                         889,564          4,127,817
           Shares redeemed                                  (135,515,491)      (263,206,563)
                                                         ---------------    ---------------
      Net increase                                             4,270,698         53,453,823
                                                         ===============    ===============
      Series II
           Shares sold                                        16,930,815                 --
           Reinvestment of distributions                           8,123                 --
           Shares redeemed                                   (10,494,189)                --
                                                         ---------------    ---------------
      Net increase                                             6,444,749                 --
                                                         ===============    ===============

*   Commencement of operations

     The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                         SMALL CAP                       INTERNATIONAL
                                                           INDEX                             INDEX
                                                           TRUST                             TRUST
                                               ------------------------------    ------------------------------
                                                SIX MONTHS                        SIX MONTHS
                                                   ENDED           YEAR              ENDED           YEAR
                                                  6/30/02          ENDED            6/30/02          ENDED
                                                (UNAUDITED)       12/31/01        (UNAUDITED)       12/31/01
                                               -------------    -------------    -------------    -------------
Increase in net assets:
Operations:
Net investment income                               $335,497         $775,084         $563,735         $592,499
Net realized gain (loss) on:
      Investment transactions                        (97,777)         493,907         (922,560)      (2,805,241)
      Futures contracts                           (1,051,549)        (910,347)            (623)        (437,019)
      Foreign currency and forward
      foreign currency contracts                          --               --          (58,321)         (21,842)
Change in unrealized appreciation
(depreciation) on:
      Investments                                 (3,227,823)          26,146         (626,474)      (9,145,454)
      Futures contracts                              (79,567)        (302,121)         (20,169)           6,632
      Foreign currency and forward
      foreign currency contracts                          --               --           14,044             (943)
                                               -------------    -------------    -------------    -------------
Net increase (decrease) in net assets
resulting from operations                         (4,121,219)          82,669       (1,050,368)     (11,811,368)
Distribution to shareholders from:
      Net investment income
            Series I                                      --         (769,668)            (774)        (577,137)
            Series II                                     --               --               --               --
                                               -------------    -------------    -------------    -------------
      Total distributions                                 --         (769,668)            (774)        (577,137)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares     34,822,791       45,030,260       19,955,330       40,238,571
            Reinvestment of distributions                 --          769,668              774          577,137
            Cost of shares redeemed              (13,949,087)     (29,657,937)     (12,398,242)     (27,934,014)
                                               -------------    -------------    -------------    -------------
      Total Series I transactions                 20,873,704       16,141,991        7,557,862       12,881,694
      Series II
            Net proceeds from sales of shares      1,668,657               --        4,038,138               --
            Reinvestment of distributions                 --               --               --               --
            Cost of shares redeemed                  (72,579)              --       (2,817,504)              --
                                               -------------    -------------    -------------    -------------
      Total Series II transactions                 1,596,078               --        1,220,634               --
Net increase in net assets from capital
      share transactions                          22,469,782       16,141,991        8,778,496       12,881,694
                                               -------------    -------------    -------------    -------------
Increase in net assets                            18,348,563       15,454,992        7,727,354          493,189
Net assets at beginning of period                 50,279,820       34,824,828       49,672,802       49,179,613
                                               -------------    -------------    -------------    -------------
Net assets at end of period                      $68,628,383      $50,279,820      $57,400,156      $49,672,802
                                               =============    =============    =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                             3,058,633        4,045,272        2,379,008        4,201,000
           Reinvestment of distributions                  --           67,634               92           68,401
           Shares redeemed                        (1,257,771)      (2,737,123)      (1,473,635)      (2,868,355)
                                               -------------    -------------    -------------    -------------
      Net increase                                 1,800,862        1,375,783          905,465        1,401,046
                                               =============    =============    =============    =============
      Series II
           Shares sold                               150,922               --          479,546               --
           Reinvestment of distributions                  --               --               --               --
           Shares redeemed                            (6,553)              --         (333,737)              --
                                               -------------    -------------    -------------    -------------
      Net increase                                   144,369               --          145,809               --
                                               =============    =============    =============    =============

                                                             MID CAP
                                                              INDEX
                                                              TRUST
                                                  ------------------------------
                                                   SIX MONTHS
                                                      ENDED           YEAR
                                                     6/30/02          ENDED
                                                   (UNAUDITED)       12/31/01
                                                  -------------    -------------
Increase in net assets:
Operations:
Net investment income                                  $223,460         $369,509
Net realized gain (loss) on:
      Investment transactions                           151,160          204,824
      Futures contracts                                (464,915)        (455,007)
      Foreign currency and forward
      foreign currency contracts                             --               --
Change in unrealized appreciation
(depreciation) on:
      Investments                                    (5,933,570)        (677,510)
      Futures contracts                                (131,442)          99,837
      Foreign currency and forward
      foreign currency contracts                             --               --
                                                  -------------    -------------
Net increase (decrease) in net assets
resulting from operations                            (6,155,307)        (458,347)
Distribution to shareholders from:
      Net investment income
            Series I                                     (4,225)        (367,723)
            Series II                                        (4)              --
                                                  -------------    -------------
      Total distributions                                (4,229)        (367,723)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares        56,674,492       54,332,656
            Reinvestment of distributions                 4,225          367,723
            Cost of shares redeemed                  (8,080,379)     (27,684,432)
                                                  -------------    -------------
      Total Series I transactions                    48,598,338       27,015,947
      Series II
            Net proceeds from sales of shares         2,347,166               --
            Reinvestment of distributions                     4               --
            Cost of shares redeemed                     (50,271)              --
                                                  -------------    -------------
      Total Series II transactions                    2,296,899               --
Net increase in net assets from capital
      share transactions                             50,895,237       27,015,947
                                                  -------------    -------------
Increase in net assets                               44,735,701       26,189,877
Net assets at beginning of period                    58,197,316       32,007,439
                                                  -------------    -------------
Net assets at end of period                        $102,933,017      $58,197,316
                                                  =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                4,249,440        4,291,835
           Reinvestment of distributions                    313           28,595
           Shares redeemed                             (637,590)      (2,221,812)
                                                  -------------    -------------
      Net increase                                    3,612,163        2,098,618
                                                  =============    =============
      Series II
           Shares sold                                  180,997               --
           Reinvestment of distributions                     --               --
           Shares redeemed                               (3,829)              --
                                                  -------------    -------------
      Net increase                                      177,168               --
                                                  =============    =============

     The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         TOTAL STOCK                           500
                                                                         MARKET INDEX                         INDEX
                                                                            TRUST                             TRUST
                                                                ------------------------------    ------------------------------
                                                                 SIX MONTHS                        SIX MONTHS
                                                                    ENDED           YEAR              ENDED           YEAR
                                                                   6/30/02          ENDED            6/30/02          ENDED
                                                                 (UNAUDITED)       12/31/01        (UNAUDITED)       12/31/01
                                                                -------------    -------------    -------------    -------------
Increase (decrease) in net assets:
Operations:
Net investment income                                                $300,048         $592,594       $3,479,227       $5,901,867
Net realized gain (loss) on:
      Investment transactions                                          40,481           74,977       (4,492,270)      (6,154,436)
      Futures contracts                                              (557,394)        (641,501)      (1,474,365)      (3,005,324)
      Foreign currency and forward foreign currency contracts              --                5               --               --
Change in unrealized appreciation (depreciation) on:
      Investments                                                  (9,045,099)      (7,613,386)    (109,352,594)     (88,649,161)
      Futures contracts                                               (95,401)          90,732         (285,698)         884,058
      Foreign currency and forward foreign currency contracts              --               --               --               --
                                                                -------------    -------------    -------------    -------------
Net decrease in net assets resulting from operations               (9,357,365)      (7,496,579)    (112,125,700)     (91,022,996)
Distribution to shareholders from:
      Net investment income
            Series I                                                       --         (589,908)         (16,488)      (5,897,069)
            Series II                                                      --               --               (7)              --
                                                                -------------    -------------    -------------    -------------
      Total distributions                                                  --         (589,908)         (16,495)      (5,897,069)
Capital Shares Transactions @ :
      Series I
            Net proceeds from sales of shares                      17,900,436       36,252,217       88,840,293      205,673,315
            Reinvestment of distributions                                  --          589,908           16,488        5,897,069
            Cost of shares redeemed                               (15,064,065)     (11,488,949)     (23,946,936)     (22,355,290)
                                                                -------------    -------------    -------------    -------------
      Total Series I transactions                                   2,836,371       25,353,176       64,909,845      189,215,094
      Series II
            Net proceeds from sales of shares                       1,014,861               --        5,013,548               --
            Reinvestment of distributions                                  --               --                7               --
            Cost of shares redeemed                                        (8)              --          (74,009)              --
                                                                -------------    -------------    -------------    -------------
      Total Series II transactions                                  1,014,853               --        4,939,546               --
Net increase in net assets from capital
      share transactions                                            3,851,224       25,353,176       69,849,391      189,215,094
                                                                -------------    -------------    -------------    -------------
Increase (decrease) in net assets                                  (5,506,141)      17,266,689      (42,292,804)      92,295,029
Net assets at beginning of period                                  73,657,181       56,390,492      772,559,362      680,264,333
                                                                -------------    -------------    -------------    -------------
Net assets at end of period                                       $68,151,040      $73,657,181     $730,266,558     $772,559,362
                                                                =============    =============    =============    =============

@  Capital Shares Issued and Redeemed:
      Series I
           Shares sold                                              1,873,525        3,582,140        9,277,302       20,121,337
           Reinvestment of distributions                                   --           59,889            1,723          596,848
           Shares redeemed                                         (1,593,383)      (1,176,519)      (2,605,556)      (2,242,689)
                                                                -------------    -------------    -------------    -------------
      Net increase                                                    280,142        2,465,510        6,673,469       18,475,496
                                                                =============    =============    =============    =============
      Series II
           Shares sold                                                113,544               --          558,428               --
           Reinvestment of distributions                                   --               --                1               --
           Shares redeemed                                                 (1)              --           (8,330)              --
                                                                -------------    -------------    -------------    -------------
      Net increase                                                    113,543               --          550,099               --
                                                                =============    =============    =============    =============

     The accompanying notes are integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                SMALL-MID CAP GROWTH
                                                                       TRUST
                                                         --------------------------------
                                                         SIX MONTHS
                                                            ENDED             07/16/2001*
                                                         6/30/2002@               TO
                                                         (UNAUDITED)          12/31/2001@
                                                         -----------          -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     11.13          $     12.50
Income from investment operations:
       Net investment loss                                     (0.02)               (0.01)
       Net realized and unrealized loss on investments
       and foreign currency transactions                       (1.89)               (1.36)
                                                         -----------          -----------
       Total from investment operations                        (1.91)               (1.37)
                                                         -----------          -----------
NET ASSET VALUE, END OF PERIOD                           $      9.22          $     11.13
                                                         ===========          ===========
       Total return (B)                                       (17.16%) +           (10.96%) +
Net assets, end of period (000's)                        $     2,236          $     2,678
Ratio of expenses to average net assets                         3.66% (A)            3.18% (A)
Ratio of expenses to average net assets after
expense reductions                                              1.05% (A)            1.05% (A)
Ratio of net investment loss to average net assets             (0.36%)(A)           (0.29%)(A)
Portfolio turnover rate                                          253% (A)             194% (A)

                                                                           SMALL-MID CAP
                                                                               TRUST
                                                                   ------------------------------
                                                                   SIX MONTHS
                                                                      ENDED           07/16/2001*
                                                                   6/30/2002@             TO
                                                                   (UNAUDITED)        12/31/2001@
                                                                   -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                               $     11.95        $     12.50
Income from investment operations:
       Net investment loss                                               (0.02)                --  #
       Net realized and unrealized loss on investments
         and foreign currency transactions                               (0.46)             (0.55)
                                                                   -----------        -----------
       Total from investment operations                                  (0.48)             (0.55)
                                                                   -----------        -----------
NET ASSET VALUE, END OF PERIOD                                     $     11.47        $     11.95
                                                                   ===========        ===========
       Total return (B)                                                  (4.02%) +          (4.40%) +
Net assets, end of period (000's)                                  $     2,817        $     2,890
Ratio of expenses to average net assets                                   3.33% (A)          3.09% (A)
Ratio of expenses to average net assets after
expense reductions                                                        1.20% (A)          1.20% (A)
Ratio of net investment income (loss) to average net assets              (0.34%)(A)          0.01% (A)
Portfolio turnover rate                                                     36% (A)            33% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                               INTERNATIONAL EQUITY SELECT
                                                                          TRUST
                                                              ------------------------------
                                                              SIX MONTHS
                                                                 ENDED           07/16/2001*
                                                              6/30/2002@             TO
                                                              (UNAUDITED)        12/31/2001@
                                                              -----------        -----------
Net asset value, beginning of period                          $     12.02        $     12.50
Income from investment operations:
       Net investment income                                         0.12                 --  #
       Net realized and unrealized gain on investments
         and foreign currency transactions                           0.04              (0.48)
                                                              -----------        -----------
       Total from investment operations                              0.16              (0.48)
                                                              -----------        -----------
NET ASSET VALUE, END OF PERIOD                                $     12.18        $     12.02
                                                              ===========        ===========
       Total return (B)                                              1.33% +           (3.84%) +
Net assets, end of period (000's)                             $     2,963        $     2,897
Ratio of expenses to average net assets                              3.49% (A)          3.27% (A)
Ratio of expenses to average net assets after
  expense reductions                                                 1.20% (A)          1.20% (A)
Ratio of net investment income to average net assets                 1.96% (A)          0.06% (A)
Portfolio turnover rate                                                18% (A)             7% (A)

                                                                             SELECT GROWTH
                                                                                 TRUST
                                                                     ------------------------------
                                                                     SIX MONTHS
                                                                        ENDED           07/16/2001*
                                                                     6/30/2002@             TO
                                                                     (UNAUDITED)        12/31/2001@
                                                                     -----------        -----------
Net asset value, beginning of period                                 $     11.88        $     12.50
Income from investment operations:
       Net investment income (loss)                                        (0.02)                --  #
       Net realized and unrealized gain (loss) on investments
         and foreign currency transactions                                 (2.56)             (0.62)
                                                                     -----------        -----------
       Total from investment operations                                    (2.58)             (0.62)
                                                                     -----------        -----------
NET ASSET VALUE, END OF PERIOD                                       $      9.30        $     11.88
                                                                     ===========        ===========
       Total return (B)                                                   (21.71%) +          (4.96%) +
Net assets, end of period (000's)                                    $     2,274        $     2,883
Ratio of expenses to average net assets                                     3.50% (A)          3.05% (A)
Ratio of expenses to average net assets after
  expense reductions                                                        1.05% (A)          1.05% (A)
Ratio of net investment income (loss) to average net assets                (0.28%)(A)          0.01% (A)
Portfolio turnover rate                                                       43% (A)            54% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                   GLOBAL EQUITY SELECT
                                                                          TRUST
                                                              -----------------------------
                                                              SIX MONTHS
                                                                ENDED           07/16/2001*
                                                              6/30/2002@            TO
                                                              (UNAUDITED)       12/31/2001@
                                                              -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $     12.20       $     12.50
Income from investment operations:

       Net investment income                                         0.08              0.02
       Net realized and unrealized loss on investments
         and foreign currency transactions                          (0.53)            (0.32)
                                                              -----------       -----------
       Total from investment operations                             (0.45)            (0.30)
                                                              -----------       -----------
NET ASSET VALUE, END OF PERIOD                                $     11.75       $     12.20
                                                              ===========       ===========
       TOTAL RETURN (B)                                             (3.69%) +         (2.40%) +
Net assets, end of period (000's)                             $     2,850       $     2,940
Ratio of expenses to average net assets                              3.49% (A)         3.19% (A)
Ratio of expenses to average net assets after
  expense reductions                                                 1.20% (A)         1.20% (A)
Ratio of net investment income to average net assets                 1.42% (A)         0.39% (A)
Portfolio turnover rate                                                22% (A)            0% (A)

                                                                               REAL ESTATE SECURITIES TRUST
                                         ---------------------------------------------------------------------------------------
                                                                                  SERIES I
                                         ---------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                 YEARS ENDED DECEMBER 31,
                                         6/30/2002@
                                         -----------       ---------------------------------------------------------------------
                                         (UNAUDITED)          2001@         2000@         1999           1998           1997
                                         -----------       -----------   -----------   -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $     15.52       $     15.57   $     12.89   $     14.76    $     20.07    $     16.95
Income from investment operations:
   Net investment income                        0.42              0.75          0.67          0.78           0.78           0.80
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                      1.66             (0.30)         2.53         (1.94)         (3.72)          2.32
                                         -----------       -----------   -----------   -----------    -----------    -----------
   Total from investment operations             2.08              0.45          3.20         (1.16)         (2.94)          3.12
                                         -----------       -----------   -----------   -----------    -----------    -----------
Less distributions:
   Dividends from net investment income        (0.53)            (0.50)        (0.52)        (0.71)         (0.53)            --
   Distributions from capital gains               --                --            --            --          (1.84)            --
                                         -----------       -----------   -----------   -----------    -----------    -----------
   Total distributions                         (0.53)            (0.50)        (0.52)        (0.71)         (2.37)            --
                                         -----------       -----------   -----------   -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD           $     17.07       $     15.52   $     15.57   $     12.89    $     14.76    $     20.07
                                         ===========       ===========   ===========   ===========    ===========    ===========
   TOTAL RETURN (C)                            13.41% +           3.15%        25.71%        (8.00%)       (16.44%)        18.41%
Net assets, end of period (000's)        $   320,710       $   220,919   $   257,641   $   196,756    $   161,832    $   161,759
Ratio of expenses to average net assets         0.84% (A)         0.83%         0.76%         0.77%          0.76%          0.77%
Ratio of expenses to average net assets
  after expense reductions                      0.84% (A)         0.83%         0.76%         0.77%          0.76%          0.50%
Ratio of net investment income to
  average net assets                            5.15% (A)         4.96%         4.89%         5.88%          5.57%          5.42%
Portfolio turnover rate                           23% (A)          116%          147%          201%           122%           148%

                                              -----------
                                               SERIES II
                                              -----------
                                              1/28/2002*
                                                  TO
                                              6/30/2002@
                                              -----------
                                              (UNAUDITED)
                                              -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     15.44
Income from investment operations:
   Net investment income                             0.60
   Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                           1.55
                                              -----------
   Total from investment operations                  2.15
                                              -----------
Less distributions:
   Dividends from net investment income             (0.53)
   Distributions from capital gains                    --
                                              -----------
   Total distributions                              (0.53)
                                              -----------
NET ASSET VALUE, END OF PERIOD                $     17.06
                                              ===========
   TOTAL RETURN (C)                                 13.94% +
Net assets, end of period (000's)             $     7,598
Ratio of expenses to average net assets              1.04% (A)
Ratio of expenses to average net assets
  after expense reductions                           1.04% (A)
Ratio of net investment income to
  average net assets                                 8.68% (A)
Portfolio turnover rate                                23% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

(C) The total return for the year ended December 31, 1997 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                         CORE VALUE
                                                                           TRUST
                                                               ------------------------------
                                                               SIX MONTHS
                                                                  ENDED           07/16/2001*
                                                               6/30/2002@             TO
                                                               (UNAUDITED)        12/31/2001@
                                                               -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     11.87        $     12.50
Income from investment operations:
       Net investment income                                          0.02               0.03
       Net realized and unrealized loss on investments
       and foreign currency transactions                             (1.04)             (0.63)
                                                               -----------        -----------
       Total from investment operations                              (1.02)             (0.60)
                                                               -----------        -----------
Less distributions:
       Dividends from net investment income                             --              (0.03)
                                                               -----------        -----------
       Total distributions                                              --              (0.03)
                                                               -----------        -----------
NET ASSET VALUE, END OF PERIOD                                 $     10.85        $     11.87
                                                               ===========        ===========
       Total return (B)                                              (8.58%) +          (4.81%) +
Net assets, end of period (000's)                              $     2,686        $     2,906
Ratio of expenses to average net assets                               3.29% (A)          3.10% (A)
Ratio of expenses to average net assets after
expense reductions                                                    1.05% (A)          1.05% (A)
Ratio of net investment income to average net assets                  0.43% (A)          0.58% (A)
Portfolio turnover rate                                                 54% (A)            35% (A)

                                                                      HIGH GRADE BOND
                                                                           TRUST
                                                               -----------------------------
                                                               SIX MONTHS
                                                                  ENDED          07/16/2001*
                                                               6/30/2002@            TO
                                                               (UNAUDITED)       12/31/2001@
                                                               -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                           $     12.48       $     12.50
Income from investment operations:
       Net investment income                                          0.25              0.26
       Net realized and unrealized gain on investments
       and foreign currency transactions                              0.21              0.14
                                                               -----------       -----------
       Total from investment operations                               0.46              0.40
                                                               -----------       -----------
Less distributions:
       Dividends from net investment income                             --             (0.26)
       Distributions from capital gains                                 --             (0.16)
                                                               -----------       -----------
       Total distributions                                              --             (0.42)
                                                               -----------       -----------
NET ASSET VALUE, END OF PERIOD                                 $     12.94       $     12.48
                                                               ===========       ===========
       Total return (B)                                               3.69% +           3.21% +
Net assets, end of period (000's)                              $     3,424       $     3,254
Ratio of expenses to average net assets                               3.13% (A)         2.72% (A)
Ratio of expenses to average net assets after
expense reductions                                                    0.85% (A)         0.85% (A)
Ratio of net investment income to average net assets                  3.97% (A)         4.44% (A)
Portfolio turnover rate                                                526% (A)          353% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2001 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                    MONEY MARKET TRUST
                                         ---------------------------------------------------------------------------------------
                                                                                  SERIES I
                                         ---------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                 YEARS ENDED DECEMBER 31,
                                         6/30/2002@
                                         -----------       ---------------------------------------------------------------------
                                         (UNAUDITED)          2001@         2000@         1999           1998           1997
                                         -----------       -----------   -----------   -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD     $     10.00       $     10.00   $     10.00   $     10.00    $     10.00    $     10.00
Income from investment operations:
   Net investment income                        0.06             0.34          0.57           0.45           0.50           0.50
                                         -----------       ----------    ----------    -----------    -----------    -----------
   Total from investment operations             0.06             0.34          0.57           0.45           0.50           0.50
                                         -----------       ----------    ----------    -----------    -----------    -----------
Less distributions:
   Dividends from net investment income        (0.06)           (0.34)        (0.57)         (0.45)         (0.50)         (0.50)
                                         -----------       ----------    ----------    -----------    -----------    -----------
   Total distributions                         (0.06)           (0.34)        (0.57)         (0.45)         (0.50)         (0.50)
                                         -----------       ----------    ----------    -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD           $     10.00       $    10.00    $    10.00    $     10.00    $     10.00    $     10.00
                                         ===========       ==========    ==========    ===========    ===========    ===========
   TOTAL RETURN                                 0.61% +          3.59%         5.88%          4.60%          5.03%          5.15%
Net assets, end of period (000's)        $ 1,527,401       $1,484,694    $  950,155    $ 1,084,859    $   609,837    $   439,714
Ratio of expenses to average net
assets                                          0.55% (A)        0.55%         0.54%          0.55%          0.55%          0.54%
Ratio of net investment income to
average net assets                              1.23% (A)        3.38%         5.71%          4.54%          4.94%          5.03%

                                           MONEY MARKET TRUST
                                              -----------
                                               SERIES II
                                              -----------
                                              1/28/2002*
                                                  TO
                                              6/30/2002@
                                              -----------
                                              (UNAUDITED)
                                              -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $     10.00
Income from investment operations:
   Net investment income                             0.04
                                              -----------
   Total from investment operations                  0.04
                                              -----------
Less distributions:
   Dividends from net investment income             (0.04)
                                              -----------
   Total distributions                              (0.04)
                                              -----------
NET ASSET VALUE, END OF PERIOD                $     10.00
                                              ===========
   TOTAL RETURN                                      0.52%
Net assets, end of period (000's)             $    64,447
Ratio of expenses to average net
assets                                               0.77% (A)
Ratio of net investment income to
average net assets                                   1.04% (A)

                                                                              SMALL CAP INDEX TRUST
                                                         ----------------------------------------------------------------
                                                                              SERIES I                         SERIES II
                                                         ----------------------------------------------       -----------
                                                         SIX MONTHS                                           1/28/2002*
                                                            ENDED            YEAR ENDED      5/1/2000*            TO
                                                         6/30/2002@         DECEMBER 31,        TO            6/30/2002@
                                                         (UNAUDITED)           2001@        12/31/2000@       (UNAUDITED)
                                                         -----------        -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                     $     11.28        $     11.29     $     12.50       $     11.07
Income from investment operations:
      Net investment income                                     0.06               0.20            0.46              0.06
      Net realized and unrealized loss on investments
      and foreign currency transactions                        (0.62)             (0.03)          (1.26)            (0.42)
                                                         -----------        -----------     -----------       -----------
      Total from investment operations                         (0.56)              0.17           (0.80)            (0.36)
                                                         -----------        -----------     -----------       -----------
Less distributions:
      Dividends from net investment income                        --              (0.18)          (0.41)               --
                                                         -----------        -----------     -----------       -----------
      Total distributions                                         --              (0.18)          (0.41)               --
                                                         -----------        -----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                           $     10.72        $     11.28     $     11.29       $     10.71
                                                         ===========        ===========     ===========       ===========
      TOTAL RETURN (B)                                         (4.96%) +           1.50%          (6.38%) +         (3.25%) +
Net assets, end of period (000's)                        $    67,082        $    50,280     $    34,825       $     1,546
Ratio of expenses to average net assets                         0.58% (A)          0.60%           0.65% (A)         0.78% (A)
Ratio of expenses to average net assets after
expense reductions                                              0.58% (A)          0.60%           0.60% (A)         0.78% (A)
Ratio of net investment income to average net assets            1.15% (A)          1.87%           5.63% (A)         1.28% (A)
Portfolio turnover rate                                            8% (A)            32%              1% (A)            8% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             INTERNATIONAL INDEX TRUST
                                                          ---------------------------------------------------------------
                                                                              SERIES I                         SERIES II
                                                          ---------------------------------------------       -----------
                                                          SIX MONTHS                                          1/28/2002*
                                                             ENDED           YEAR ENDED      5/1/2000*            TO
                                                          6/30/2002@        DECEMBER 31,        TO            6/30/2002@
                                                          (UNAUDITED)          2001@        12/31/2000@       (UNAUDITED)
                                                          -----------       -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $      8.52       $     11.11     $     12.50       $      8.15
Income from investment operations:
       Net investment income                                     0.09              0.12            0.09              0.09
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions            (0.27)            (2.61)          (1.32)             0.10
                                                          -----------       -----------     -----------       -----------
       Total from investment operations                         (0.18)            (2.49)          (1.23)             0.19
                                                          -----------       -----------     -----------       -----------
Less distributions:
       Dividends from net investment income                        --  #          (0.10)          (0.16)               --  #
                                                          -----------       -----------     -----------       -----------
       Total distributions                                         --             (0.10)          (0.16)               --
                                                          -----------       -----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                            $      8.34       $      8.52     $     11.11       $      8.34
                                                          ===========       ===========     ===========       ===========
        TOTAL RETURN (B)                                        (2.11%) +        (22.41%)         (9.84%) +          2.33% +
Net assets, end of period (000's)                         $    56,184       $    49,673     $    49,180       $     1,217
Ratio of expenses to average net assets                          0.62% (A)         0.62%           0.65% (A)         0.82% (A)
Ratio of expenses to average net assets after
expense reductions                                               0.60% (A)         0.60%           0.60% (A)         0.80% (A)
Ratio of net investment income to average net assets             2.13% (A)         1.25%           1.17% (A)         2.61% (A)
Portfolio turnover rate                                             9% (A)           12%              8% (A)            9% (A)

                                                                              MID CAP INDEX TRUST
                                                        ----------------------------------------------------------------
                                                                             SERIES I                         SERIES II
                                                        ----------------------------------------------       -----------
                                                        SIX MONTHS                                           1/28/2002*
                                                          ENDED             YEAR ENDED      5/1/2000*            TO
                                                        6/30/2002@         DECEMBER 31,        TO            6/30/2002@
                                                        (UNAUDITED)           2001@        12/31/2000@       (UNAUDITED)
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $     12.82        $     13.11     $     12.50       $     12.80
Income from investment operations:
       Net investment income                                   0.03               0.11            0.10              0.02
       Net realized and unrealized gain (loss) on
       investments and foreign currency transactions          (0.49)             (0.32)           0.77             (0.47)
                                                        -----------        -----------     -----------       -----------
       Total from investment operations                       (0.46)             (0.21)           0.87             (0.45)
                                                        -----------        -----------     -----------       -----------
Less distributions:
       Dividends from net investment income                      --  #           (0.08)          (0.08)               --  #
       Distributions from capital gains                          --                 --           (0.18)               --
                                                        -----------        -----------     -----------       -----------
       Total distributions                                       --              (0.08)          (0.26)               --
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                          $     12.36        $     12.82     $     13.11       $     12.35
                                                        ===========        ===========     ===========       ===========
        TOTAL RETURN (C)                                      (3.58%) +          (1.73%)          7.15% +          (3.52%) +
Net assets, end of period (000's)                       $   100,744        $    58,197     $    32,007       $     2,189
Ratio of expenses to average net assets                        0.57% (A)          0.60%           0.69% (A)         0.77% (A)
Ratio of expenses to average net assets after
expense reductions                                             0.57% (A)          0.60%           0.60% (A)         0.77% (A)
Ratio of net investment income to average net assets           0.53% (A)          0.85%           1.17% (A)         0.30% (A)
Portfolio turnover rate                                          15% (A)            19%             49% (A)           15% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the six months ended June 30, 2002, the period January 28, 2002 (commencement of operations for Series II) to June 30, 2002, the year ended December 21, 2001 and the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

(C) The total return for the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        TOTAL STOCK MARKET INDEX TRUST
                                                        ----------------------------------------------------------------
                                                                             SERIES I                         SERIES II
                                                        ----------------------------------------------       -----------
                                                        SIX MONTHS                                           1/28/2002*
                                                          ENDED             YEAR ENDED      5/1/2000*            TO
                                                        6/30/2002@         DECEMBER 31,        TO            6/30/2002@
                                                        (UNAUDITED)           2001@        12/31/2000@       (UNAUDITED)
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      9.79        $     11.14     $     12.50       $      9.67
Income from investment operations:
       Net investment income                                   0.04               0.09            0.08              0.03
       Net realized and unrealized loss on
       investments and foreign currency transactions          (1.23)             (1.36)          (1.33)            (1.10)
                                                        -----------        -----------     -----------       -----------
       Total from investment operations                       (1.19)             (1.27)          (1.25)            (1.07)
                                                        -----------        -----------     -----------       -----------
Less distributions:
       Dividends from net investment income                      --              (0.08)          (0.06)               --
       Distributions from capital gains                          --                 --           (0.05)               --
                                                        -----------        -----------     -----------       -----------
       Total distributions                                       --              (0.08)          (0.11)               --
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                          $      8.60        $      9.79     $     11.14       $      8.60
                                                        ===========        ===========     ===========       ===========
        TOTAL RETURN (B)                                     (12.16%) +         (11.41%)        (10.04%) +        (11.07%) +
Net assets, end of period (000's)                       $    67,174        $    73,657     $    56,390       $       977
Ratio of expenses to average net assets                        0.58% (A)          0.59%           0.62% (A)         0.78% (A)
Ratio of expenses to average net assets after
expense reductions                                             0.58% (A)          0.59%           0.60% (A)         0.78% (A)
Ratio of net investment income to average net assets           0.83% (A)          0.93%           0.93% (A)         0.93% (A)
Portfolio turnover rate                                           2% (A)             5%             16% (A)            2% (A)

                                                                                  500 INDEX TRUST
                                                        ----------------------------------------------------------------
                                                                             SERIES I                         SERIES II
                                                        ----------------------------------------------       -----------
                                                        SIX MONTHS                                           1/28/2002*
                                                          ENDED             YEAR ENDED      5/1/2000*            TO
                                                        6/30/2002@         DECEMBER 31,        TO            6/30/2002@
                                                        (UNAUDITED)           2001@        12/31/2000@       (UNAUDITED)
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, BEGINNING OF PERIOD                    $      9.81        $     11.28     $     12.50       $      9.68
Income from investment operations:
       Net investment income                                   0.04               0.09            0.09              0.03
       Net realized and unrealized loss on
       investments and foreign currency transactions          (1.36)             (1.48)          (1.29)            (1.22)
                                                        -----------        -----------     -----------       -----------
       Total from investment operations                       (1.32)             (1.39)          (1.20)            (1.19)
                                                        -----------        -----------     -----------       -----------
Less distributions:

       Dividends from net investment income                      --  #           (0.08)          (0.02)               --  #
                                                        -----------        -----------     -----------       -----------
       Total distributions                                       --              (0.08)          (0.02)               --
                                                        -----------        -----------     -----------       -----------
NET ASSET VALUE, END OF PERIOD                          $      8.49        $      9.81     $     11.28       $      8.49
                                                        ===========        ===========     ===========       ===========
        TOTAL RETURN                                         (13.45%) +         (12.37%)         (9.57%) +        (12.29%) +
Net assets, end of period (000's)                       $   725,597        $   772,559     $   680,264       $     4,670
Ratio of expenses to average net assets                        0.57% (A)          0.57%           0.55% (A)         0.77% (A)
Ratio of net investment income to average net assets           0.89% (A)          0.84%           1.08% (A)         0.90% (A)
Portfolio turnover rate                                           1% (A)             1%              6% (A)            1% (A)

@   Net investment income has been calculated using the average shares method.

*   Commencement of operations

#   Amount is less than $.01 per share.

+   Not Annualized

(A) Annualized

(B) The total return for the period ended December 31, 2000 would have been lower, had operating expenses not been reduced.

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL-MID CAP GROWTH TRUST

                                                                  SHARES         VALUE
                                                                  ------         -----
COMMON STOCK - 88.90%

APPAREL & TEXTILES - 2.39%

Coach, Inc. *                                                      1,035      $    56,822
                                                                              -----------

AUTO PARTS - 1.43%

BorgWarner, Inc. *                                                   590           34,078
                                                                              -----------

BANKING - 2.37%

Banknorth Group, Inc.                                              1,080           28,102
Dime Community Bancorp, Inc.                                       1,240           28,135
                                                                              -----------
                                                                                   56,237

BROADCASTING - 1.37%

Sinclair Broadcast Group, Inc., Class A *                          2,260           32,632
                                                                              -----------

BUILDING MATERIALS & CONSTRUCTION - 2.22%

Griffon Corp. *                                                    1,650           29,865
RPM, Inc. *                                                        1,500           22,875
                                                                              -----------
                                                                                   52,740

BUSINESS SERVICES - 8.40%

ChoicePoint, Inc. *                                                1,126           51,199
Deluxe Corp. *                                                     1,100           42,779
FTI Consulting, Inc. *                                               800           28,008
ITT Industries, Inc. *                                             1,100           77,660
                                                                              -----------
                                                                                  199,646

CHEMICALS - 3.83%

A. Schulman, Inc. *                                                1,410           30,243
Airgas, Inc. *                                                     1,900           32,870
Albemarle Corp. *                                                    910           27,983
                                                                              -----------
                                                                                   91,096

COLLEGES & UNIVERSITIES - 1.25%

Corinthian Colleges, Inc. *                                          875           29,654
                                                                              -----------

COMPUTERS & BUSINESS EQUIPMENT - 1.14%

Intergraph Corp. *                                                 1,560           27,207
                                                                              -----------

CONTAINERS & GLASS - 4.09%

Ball Corp.                                                         1,400           58,072
Owens-Illinois, Inc. *                                             2,860           39,296
                                                                              -----------
                                                                                   97,368

COSMETICS & TOILETRIES - 2.27%

Regis Corp. *                                                      2,000           54,038
                                                                              -----------

ELECTRONICS - 2.32%

L-3 Communications Holdings, Inc. *                                1,020           55,080
                                                                              -----------

FINANCIAL SERVICES - 4.36%

Interactive Data Corp. *                                           1,320           19,219
New Century Financial Corp. *                                      1,370           47,909
The John Nuveen Company, Class A                                   1,420           36,494
                                                                              -----------
                                                                                  103,622

GAS & PIPELINE UTILITIES - 1.54%

Nicor, Inc.                                                          800           36,600
                                                                              -----------

HEALTHCARE SERVICES - 1.76%

Oxford Health Plans, Inc. *                                          900           41,814
                                                                              -----------

HOMEBUILDERS - 3.51%

D.R. Horton, Inc.                                                    960           24,989
NVR, Inc. * (a)                                                       95           30,685
Ryland Group, Inc. *                                                 560           27,860
                                                                              -----------
                                                                                   83,534

HOTELS & RESTAURANTS - 5.93%

P.F. Chang's China Bistro, Inc. * (a)                                675           21,209
Panera Bread Company, Class A * (a)                                1,860           64,114
Yum! Brands, Inc. *                                                1,900           55,575
                                                                              -----------
                                                                                  140,898

HOUSEHOLD PRODUCTS - 1.70%

Newell Rubbermaid, Inc. *                                          1,150           40,319
                                                                              -----------

INSURANCE - 7.14%

Brown & Brown, Inc. *                                              1,500           47,250
Hilb, Rogal and Hamilton Company                                     800           36,200
Ohio Casualty Corp. *                                              1,500           31,350
RenaissanceRe Holdings, Ltd.                                       1,500           54,900
                                                                              -----------
                                                                                  169,700

MEDICAL-HOSPITALS - 1.65%

Triad Hospitals, Inc. *                                              925           39,202
                                                                              -----------

METAL & METAL PRODUCTS - 1.07%

Quanex Corp. *                                                       580           25,346
                                                                              -----------

MOBILE HOMES - 1.96%

Winnebago Industries, Inc. *                                       1,060           46,640
                                                                              -----------

NEWSPAPERS - 2.20%

E.W. Scripps Company, Class A *                                      680           52,360
                                                                              -----------

OFFICE FURNISHINGS & SUPPLIES - 4.59%

Avery Dennison Corp. *                                               535           33,571
Moore Corp., Ltd. *                                                1,900           21,812
Office Depot, Inc. *                                               3,200           53,760
                                                                              -----------
                                                                                  109,143

RETAIL GROCERY - 1.03%

SUPERVALU, Inc.                                                    1,000           24,530
                                                                              -----------

RETAIL TRADE - 12.17%

Christopher & Banks Corp. *                                          830           35,109
Fastenal Company                                                     570           21,951
Fred's, Inc., Class A                                                775           28,504
Michael's Stores, Inc. *                                           1,425           55,575
Petsmart, Inc. *                                                   3,100           49,724
Ross Stores, Inc.                                                  1,700           69,275
The Wet Seal, Inc., Class A *                                      1,200           29,160
                                                                              -----------
                                                                                  289,298

SEMICONDUCTORS - 1.83%

Cymer, Inc. * (a)                                                  1,240           43,450
                                                                              -----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.54%

IDT Corp. *                                                        2,170           36,716
                                                                              -----------

TRAVEL SERVICES - 0.97%

Expedia, Inc., Class A *                                             390           23,123
                                                                              -----------

TRUCKING & FREIGHT - 0.87%

Airborne, Inc. *                                                   1,080           20,736
                                                                              -----------

TOTAL COMMON STOCK
(Cost: $2,098,473)                                                            $ 2,113,629
                                                                              -----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                               ------            -----
SHORT TERM INVESTMENTS - 6.01%

Navigator Securities Lending Trust, 1.95%                    $   142,903      $   142,903
                                                                              -----------

REPURCHASE AGREEMENTS - 5.09%

Repurchase Agreement with State Street Corp.,
   dated 06/28/2002 at 0.85%, to be repurchased at
   $121,009 on 07/01/2002, collateralized by
   $120,000 U.S. Treasury Notes, 4.625% due 05/15/2006
   (valued at $124,200, including interest)                  $   121,000      $   121,000
                                                                              -----------

TOTAL INVESTMENTS (SMALL-MID CAP GROWTH TRUST)
(Cost: $2,362,376)                                                            $ 2,377,532
                                                                              ===========

SMALL-MID CAP TRUST

                                                                  SHARES         VALUE
                                                                  ------         -----
COMMON STOCK - 77.58%

APPAREL & TEXTILES - 2.56%

Cintas Corp. (a)                                                   1,850      $    91,445
                                                                              -----------

AUTO PARTS - 1.71%

Federal Signal Corp. (a)                                           2,540           60,960
                                                                              -----------

AUTO SERVICES - 2.31%

Copart, Inc. *                                                     5,085           82,530
                                                                              -----------

BANKING - 5.72%

National Commerce Financial Corp. *                                5,370          141,231
Washington Federal, Inc.                                           2,480           62,645
                                                                              -----------
                                                                                  203,876

BUSINESS SERVICES - 8.97%

Catalina Marketing Corp. * (a)                                     3,535           99,758
Certegy, Inc. *                                                    2,705          100,382
CSG Systems International, Inc. * (a)                              2,665           51,008
FactSet Research Systems, Inc. (a)                                 2,315           68,918
                                                                              -----------
                                                                                  320,066

CHEMICALS - 6.07%

OM Group, Inc.                                                     1,535           95,170
Valspar Corp. * (a)                                                2,685          121,201
                                                                              -----------
                                                                                  216,371

COMPUTERS & BUSINESS EQUIPMENT - 2.56%

Henry, Jack & Associates, Inc. (a)                                 5,475           91,378
                                                                              -----------

CONTAINERS & GLASS - 3.10%

Bemis, Inc.                                                        2,330          110,675
                                                                              -----------

DOMESTIC OIL - 3.09%

Devon Energy Corp. *                                               2,235          110,141
                                                                              -----------

ELECTRONICS - 5.32%

Teleflex, Inc.                                                     1,920          109,728
Zebra Technologies Corp., Class A *                                1,660           80,045
                                                                              -----------
                                                                                  189,773

FINANCIAL SERVICES - 4.59%

Eaton Vance Corp. * (a)                                            3,040           94,848
Equifax, Inc. (a)                                                  2,545           68,715
                                                                              -----------
                                                                                  163,563

FOOD & BEVERAGES - 1.27%

Tootsie Roll Industries, Inc. *                                    1,174           45,269
                                                                              -----------

HEALTHCARE PRODUCTS - 1.70%

Diagnostic Products Corp. *                                        1,640           60,680
                                                                              -----------

HEALTHCARE SERVICES - 6.39%

First Health Group Corp. * (a)                                     3,985          111,740
IMS Health, Inc. *                                                 6,475          116,226
                                                                              -----------
                                                                                  227,966

INDUSTRIAL MACHINERY - 1.57%

Donaldson Company, Inc.                                            1,600           56,064
                                                                              -----------

INSURANCE - 6.67%

Brown & Brown, Inc. * (a)                                          2,000           63,000
Cincinnati Financial Corp. (a)                                     2,140           99,574
Reinsurance Group of America, Inc. * (a)                           2,445           75,355
                                                                              -----------
                                                                                  237,929

LEASE RENTAL OBLIGATIONS - 3.17%

Rent-A-Center, Inc. *                                              1,950          113,119
                                                                              -----------

PHARMACEUTICALS - 2.46%

King Pharmaceuticals, Inc. *                                       3,950           87,888
                                                                              -----------

SEMICONDUCTORS - 2.57%

Maxim Integrated Products, Inc. *                                  2,390           91,609
                                                                              -----------

SOFTWARE - 1.87%

Fair Issac & Company, Inc. (a)                                     2,032           66,792
                                                                              -----------

TRANSPORTATION - 3.91%

C. H. Robinson Worldwide, Inc. *                                   4,165          139,652
                                                                              -----------
TOTAL COMMON STOCK
(Cost: $2,965,006)                                                            $ 2,767,746
                                                                              -----------

                                                              PRINCIPAL
                                                               AMOUNT            VALUE
                                                               ------            -----
SHORT TERM INVESTMENTS - 22.42%

Navigator Securities Lending Trust, 1.95%                    $   749,010      $   749,010
SSgA Money Market Fund                                            50,882           50,882
                                                                              -----------
                                                                              $   799,892

TOTAL INVESTMENTS (SMALL-MID CAP TRUST)
(Cost: $3,764,898)                                                            $ 3,567,638
                                                                              ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - (CONTINUED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY SELECT TRUST

                                                         SHARES         VALUE
                                                         ------         -----
COMMON STOCK - 82.45%
DENMARK - 1.95%
Danske Bank A/S                                           3,500       $   64,334
                                                                      ----------

FINLAND - 1.90%
Nokia AB Oyj                                              4,300           62,818
                                                                      ----------

FRANCE - 12.41%
Alcatel SA (a)                                            5,700           39,556
Aventis SA                                                1,200           84,873
AXA (a)                                                   3,300           60,245
Societe Generale *                                        1,700          111,775
TotalFinaElf SA, B Shares                                   700          113,440
                                                                      ----------
                                                                         409,889
GERMANY - 5.81%
Deutsche Bank AG NPV                                      1,300           90,216
Siemens AG NPV                                            1,700          101,853
                                                                      ----------
                                                                         192,069
ITALY - 5.19%
Eni SPA * (a)                                             7,700          122,203
San Paolo-IMI SPA * (a)                                   4,900           49,075
                                                                      ----------
                                                                         171,278
JAPAN - 4.03%
Canon, Inc.                                               2,000           75,585
Kao Corp.                                                 2,500           57,565
                                                                      ----------
                                                                         133,150
NETHERLANDS - 12.54%
ABN AMRO Holdings NV *                                    5,200           94,265
Aegon NV                                                  3,200           66,589
Heineken NV                                               2,000           87,614
ING Groep NV                                              3,000           76,889
Royal Dutch Petroleum Company                             1,600           88,954
                                                                      ----------
                                                                         414,311
SPAIN - 2.46%
Endesa SA (a)                                             5,600           81,202
                                                                      ----------

SWITZERLAND - 10.38%
Nestle SA                                                   500          116,326
Novartis AG                                               3,100          136,034
UBS AG                                                    1,800           90,332
                                                                      ----------
                                                                         342,692
UNITED KINGDOM - 25.78%
AstraZeneca Group PLC                                     1,900           78,678
Barclays PLC                                             14,400          121,191
BP Amoco PLC *                                           11,200           94,089
Cadbury Schweppes PLC                                    13,600          101,914
Diageo PLC                                                8,600          111,714
GlaxoSmithKline PLC                                       4,500           97,288
HSBC Holdings PLC                                        10,200          117,336
Unilever PLC                                             14,200          129,467
                                                                      ----------
                                                                         851,677
TOTAL COMMON STOCK
(Cost: $2,760,164)                                                    $2,723,420
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 10.37%
Navigator Securities Lending Trust, 1.95%              $342,677       $  342,677
                                                                      ----------

REPURCHASE AGREEMENTS - 7.18%
Repurchase Agreement with State Street
   Corp. dated 06/28/2002 at 0.85%, to be
   repurchased at $237,017 on 07/01/2002,
   collateralized by $220,000 U.S. Treasury
   Notes, 7.875% due 11/15/2004 (valued at
   $245,575, including interest).                      $237,000       $  237,000
                                                                      ----------

TOTAL INVESTMENTS (INTERNATIONAL EQUITY
SELECT TRUST) (Cost: $3,339,841)                                      $3,303,097
                                                                      ==========

The Trust has the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Financial Services                                                        16.12%
Drugs & Health Care                                                        9.45%
Food & Beverages                                                           6.61%
International Oil                                                          6.39%
Petroleum Services                                                         6.28%

SELECT GROWTH TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 77.57%
AEROSPACE - 1.68%
Honeywell International, Inc. *                             1,325     $   46,680
                                                                      ----------

BANKING - 2.59%
Citigroup, Inc.                                             1,850         71,688
                                                                      ----------

BIOTECHNOLOGY - 2.49%
Amgen, Inc. * (a)                                           1,650         69,102
                                                                      ----------

BUSINESS SERVICES - 3.55%
Automatic Data Processing, Inc. *                             950         41,373
SunGuard Data Systems, Inc. *                               2,150         56,932
                                                                      ----------
                                                                          98,305

CABLE AND TELEVISION - 3.76%
Comcast Corp., Class A, Non Voting Stock * (a)              1,575         37,548
Viacom, Inc., Class B * (a)                                 1,500         66,555
                                                                      ----------
                                                                         104,103
COMPUTERS & BUSINESS EQUIPMENT - 5.26%
Cisco Systems, Inc. *                                       4,275         59,636
Dell Computer Corp. *                                       2,750         71,885
Sun Microsystems, Inc. *                                    2,850         14,279
                                                                      ----------
                                                                         145,800
COSMETICS & TOILETRIES - 3.57%
Colgate-Palmolive Company *                                   925         46,296
Kimberly-Clark Corp.                                          850         52,700
                                                                      ----------
                                                                          98,996
ELECTRICAL EQUIPMENT - 3.59%
General Electric Company *                                  3,425         99,496
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
ELECTRONICS - 1.29%
Analog Devices, Inc. *                                      1,200     $   35,640
                                                                      ----------

FINANCIAL SERVICES - 10.04%
Capital One Financial Corp. (a)                             1,100         67,155
Concord EFS, Inc. * (a)                                     1,825         55,005
Federal Home Loan Mortgage Corp.                              850         52,020
State Street Corp. (a)                                      1,175         52,523
The Goldman Sachs Group, Inc. *                               700         51,345
                                                                      ----------
                                                                         278,048
FOOD & BEVERAGES - 2.84%
Anheuser-Busch Companies, Inc. *                            1,575         78,750
                                                                      ----------

HEALTHCARE PRODUCTS - 6.26%
Abbott Laboratories,                                        1,200         45,180
Baxter International, Inc. *                                1,150         51,117
Medtronic, Inc.                                             1,800         77,130
                                                                      ----------
                                                                         173,427
HEALTHCARE SERVICES - 1.42%
McKesson Corp. *                                            1,200         39,240
                                                                      ----------

INSURANCE - 4.02%
AFLAC, Inc.                                                 1,025         32,800
American International Group, Inc. (a)                      1,150         78,465
                                                                      ----------
                                                                         111,265
LEISURE TIME - 1.38%
AOL Time Warner, Inc. *                                     2,600         38,246
                                                                      ----------

PHARMACEUTICALS - 4.45%
Pfizer, Inc. *                                              1,650         57,750
Pharmacia Corp. *                                           1,750         65,537
                                                                      ----------
                                                                         123,287
RETAIL TRADE - 8.41%
BJ's Wholesale Club, Inc. * (a)                               550         21,175
Costco Wholesale Corp. *                                    1,300         50,206
CVS Corp. *                                                 1,500         45,900
The Home Depot, Inc. *                                      1,200         44,076
The TJX Companies, Inc. (a)                                 1,125         22,061
Wal-Mart Stores, Inc.                                         900         49,509
                                                                      ----------
                                                                         232,927
SEMICONDUCTORS - 2.99%
National Semiconductor Corp. *                                750         21,878
Texas Instruments, Inc. *                                   2,575         61,027
                                                                      ----------
                                                                          82,905
SOFTWARE - 4.60%
Microsoft Corp. *                                           1,700         92,990
Oracle Corp. *                                              3,625         34,329
                                                                      ----------
                                                                         127,319
TOYS, AMUSEMENTS & SPORTING GOODS - 1.65%
Mattel, Inc. *                                              2,175         45,849
                                                                      ----------

TRUCKING & FREIGHT - 1.73%
United Parcel Service, Inc., Class B *                        775         47,856
                                                                      ----------

TOTAL COMMON STOCK
(Cost: $2,518,277)                                                    $2,148,929
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 17.02%
Navigator Securities Lending Trust, 1.95%              $  471,425     $  471,425
                                                                      ----------

REPURCHASE AGREEMENTS - 5.41%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $150,011 on
   07/01/2002, collateralized by
   $150,000 U.S. Treasury Notes, 6.125%
   due 08/31/2003 (valued at $155,000,
   including interest).
                                                       $  150,000     $  150,000
                                                                      ----------

TOTAL INVESTMENTS (SELECT GROWTH TRUST)
(Cost: $3,139,702)                                                    $2,770,354
                                                                      ==========

GLOBAL EQUITY SELECT TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 85.85%
FINLAND - 1.07%
Nokia AB Oyj                                               2,300      $   33,600
                                                                      ----------

FRANCE - 9.83%
Alcatel SA (a)                                             5,700          39,556
Aventis SA                                                 1,200          84,873
Societe Generale *                                         1,100          72,325
TotalFinaElf SA, B Shares (a)                                700         113,440
                                                                      ----------
                                                                         310,194
GERMANY - 4.26%
Deutsche Bank AG NPV                                         900          62,457
Siemens AG NPV                                             1,200          71,897
                                                                      ----------
                                                                         134,354
ITALY - 2.57%
Eni SPA * (a)                                              5,100          80,940
                                                                      ----------

JAPAN - 1.82%
Kao Corp.                                                  2,500          57,565
                                                                      ----------

NETHERLANDS - 10.00%
ABN AMRO Holdings NV *                                     5,200          94,265
Aegon NV                                                   2,200          45,780
Heineken NV                                                1,500          65,710
ING Groep NV                                               1,900          48,696
Royal Dutch Petroleum Company                              1,100          61,156
                                                                      ----------
                                                                         315,607
SPAIN - 2.57%
Endesa SA (a)                                              5,600          81,202
                                                                      ----------

SWITZERLAND - 6.71%
Nestle SA                                                    400          93,061
Novartis AG                                                2,700         118,481
                                                                      ----------
                                                                         211,542
UNITED KINGDOM - 15.45%
AstraZeneca Group PLC                                      1,300          53,833
Barclays PLC                                              10,400          87,527
Cadbury Schweppes PLC                                      9,100          68,192
Diageo PLC                                                 5,700          74,043

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
UNITED KINGDOM - CONTINUED
GlaxoSmithKline PLC                                        2,100      $   45,401
HSBC Holdings PLC                                          5,300          60,969
Unilever PLC                                              10,700          97,556
                                                                      ----------
                                                                         487,521
UNITED STATES - 31.57%
Bank of America Corp. *                                    1,000          70,360
Citigroup, Inc.                                            1,800          69,750
Eli Lilly & Company *                                      1,130          63,732
Exxon Mobil Corp. *                                        2,000          81,840
Federal National Mortgage Association                      1,100          81,125
General Electric Company *                                 2,000          58,100
IBM Corp.                                                    900          64,800
Johnson & Johnson                                          1,700          88,842
Merck & Company, Inc. *                                    1,400          70,896
SBC Communications, Inc.                                   2,100          64,050
The Coca-Cola Company                                      2,000         112,000
The Procter & Gamble Company *                             1,100          98,230
Verizon Communications, Inc. *                             1,800          72,270
                                                                      ----------
                                                                         995,995

TOTAL COMMON STOCK
(Cost: $2,862,431)                                                    $2,708,520
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 9.71%
Navigator Securities Lending Trust, 1.95%              $ 306,532      $  306,532
                                                                      ----------

REPURCHASE AGREEMENTS - 4.44%
Repurchase Agreement with State Street
   Corp. dated 06/28/2002 at 0.85%, to
   be repurchased at $140,010 on
   07/01/2002, collateralized by
   $130,000 U.S. Treasury Notes, 7.875%
   due 11/15/2004 (valued at $145,113,
   including interest).                                 $ 140,000     $  140,000
                                                                      ----------

TOTAL INVESTMENTS (GLOBAL EQUITY SELECT TRUST)
(Cost: $3,308,963)                                                    $3,155,052
                                                                      ==========

The Trust had the following five top industry concentrations at June 30, 2002 (as a percentage of total value of investments):

Banking                                                                    9.72%
Financial Services                                                         9.26%
Food & Beverages                                                           8.66%
Drugs & Health Care                                                        6.90%
Petroleum Services                                                         6.19%

REAL ESTATE SECURITIES TRUST

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCK - 93.71%
HOTELS & RESTAURANTS - 1.29%
Starwood Hotels & Resorts Worldwide, Inc. *               129,500     $  4,259,255
                                                                      ------------

REAL ESTATE - 92.42%
AMB Property Corp., REIT                                  294,400     $  9,126,400
Apartment Investment & Management Company, REIT,
   Class A                                                162,000        7,970,400
Archstone-Smith Trust, REIT *                             383,900       10,250,130
Arden Realty, Inc., REIT                                  424,400       12,074,180
Avalon Bay Communities, Inc., REIT                        370,600       17,307,020
Boston Properties, Inc., REIT                             533,600       21,317,320
Brookfield Properties Corp. *                             514,600       10,343,460
CarrAmerica Realty Corp., REIT                            451,100       13,916,435
CBL & Associates Properties, Inc., RIETS                  207,200        8,391,600
Chelsea Property Group, Inc., REIT                         94,800        3,171,060
Crescent Real Estate Equities Company, REIT *             368,100        6,883,470
Developers Diversified Realty, REIT                        96,200        2,164,500
Equity Office Properties Trust, REIT *                    787,000       23,688,700
Equity Residential Properties Trust, REIT *               274,400        7,889,000
Essex Property Trust, REIT                                 64,700        3,539,090
Federal Realty Investment Trust, REIT *                    36,200        1,003,102
Felcor Lodging Trust, Inc., REIT                          166,100        3,047,935
General Growth Properties, Inc., REIT *                   237,800       12,127,800
Health Care Property Investors, Inc., REIT                105,700        4,534,530
Host Marriott Corp., REIT *                               485,700        5,488,410
Kilroy Realty Corp., REIT                                 216,400        5,788,700
Liberty Property Trust, REIT *                            191,700        6,709,500
Mack-California Realty Corp., REIT *                      209,600        7,367,440
Nationwide Health Properties, Inc., REIT *                179,000        3,356,250
Post Properties, Inc., REIT *                              78,800        2,376,608
Prentiss Properties Trust, REIT                           203,900        6,473,825
Prologis Trust, REIT *                                    712,800       18,532,800
Reckson Associates Realty Corp., REIT * (a)               374,400        9,322,560
Rouse Company, REIT                                       349,100       11,520,300
Simon Property Group, Inc., REIT                          359,500       13,243,980
SL Green Realty Corp., REIT *                             244,900        8,730,685
Taubman Centers, Inc., REIT *                             165,300        2,520,825
The Macerich Company, REIT *                                7,100          220,100
The Mills Corp., REIT                                     195,400        6,057,400
United Dominion Realty Trust, Inc., REIT                  105,600        1,663,200
Vornado Realty Trust, REIT *                              366,800       16,946,160
                                                                      ------------
                                                                       305,064,875

TOTAL COMMON STOCK
(Cost: $276,347,621)                                                  $309,324,130
                                                                      ------------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENT - 0.82%
Navigator Securities Lending Trust, 1.95%            $  2,692,300     $  2,692,300
                                                                      ------------

REPURCHASE AGREEMENTS - 5.47%
Repurchase Agreement with State
  Street Corp., dated 06/28/2002 at
  0.85%, to be repurchased at
  $18,067,280 on 07/01/2002,
  collateralized by $15,190,000 U.S.
  Treasury Bonds 7.50% due
  11/15/2016 (valued at $18,428,295
  including interest)                                $ 18,066,000    $ 18,066,000
                                                                     ------------

TOTAL INVESTMENTS (REAL ESTATE SECURITIES TRUST)
(Cost: $297,105,921)                                                 $330,082,430
                                                                     ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

CORE VALUE TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 73.43%
ADVERTISING - 1.36%
The Interpublic Group of Companies, Inc. * (a)              1,800     $   44,568
                                                                      ----------

AEROSPACE - 9.21%
Boeing Company *                                            1,600         72,000
General Dynamics Corp.                                        500         53,175
Raytheon Company *                                          1,850         75,388
United Technologies Corp.                                   1,500        101,850
                                                                      ----------
                                                                         302,413
AIR TRAVEL - 1.29%
Southwest Airlines Company *                                2,625         42,420
                                                                      ----------

BANKING - 4.12%
Bank of America Corp. *                                     1,375         96,745
Citigroup, Inc.                                             1,000         38,750
                                                                      ----------
                                                                         135,495
BUSINESS SERVICES - 1.70%
Electronic Data Systems Corp. * (a)                         1,500         55,725
                                                                      ----------

CABLE AND TELEVISION - 4.63%
Comcast Corp., Class A, Non Voting Stock * (a)              1,910         45,534
Viacom, Inc., Class B * (a)                                 2,400        106,488
                                                                      ----------
                                                                         152,022
COMPUTERS & BUSINESS EQUIPMENT - 1.20%
Hewlett-Packard Company *                                   2,590         39,575
                                                                      ----------

COSMETICS & TOILETRIES - 1.90%
The Procter & Gamble Company *                                700         62,510
                                                                      ----------

DOMESTIC OIL - 2.87%
Phillips Petroleum Company *                                1,600         94,208
                                                                      ----------

DRUGS & HEALTH CARE - 2.46%
Cardinal Health, Inc. * (a)                                 1,315         80,754
                                                                      ----------

ELECTRIC UTILITIES - 2.46%
Duke Energy Company                                         2,600         80,860
                                                                      ----------

FINANCIAL SERVICES - 7.71%
Federal National Mortgage Association                       1,200         88,500
MBNA Corp. *                                                3,500        115,745
State Street Corp. (a)                                      1,100         49,170
                                                                      ----------
                                                                         253,415
FOOD & BEVERAGES - 3.81%
PepsiCo, Inc.                                               2,600        125,320
                                                                      ----------

HEALTHCARE PRODUCTS - 2.39%
Johnson & Johnson (a)                                       1,500         78,390
                                                                      ----------

HEALTHCARE SERVICES - 3.04%
HCA-The Healthcare Company * (a)                            2,100         99,750
                                                                      ----------

INSURANCE - 6.31%
American International Group, Inc. (a)                      1,200         81,876
Marsh & McLennan Companies, Inc. *                          1,300        125,580
                                                                      ----------
                                                                         207,456

LEISURE TIME - 1.44%
The Walt Disney Company *                                   2,500     $   47,250
                                                                      ----------

PETROLEUM SERVICES - 5.40%
ChevronTexaco Corp. *                                       1,078         95,403
Exxon Mobil Corp. *                                         2,000         81,840
                                                                      ----------
                                                                         177,243
PHARMACEUTICALS - 1.60%
Pfizer, Inc. *                                              1,500         52,500
                                                                      ----------

RETAIL GROCERY - 0.80%
The Kroger Company *                                        1,320         26,268
                                                                      ----------

RETAIL TRADE - 4.11%
Costco Wholesale Corp. *                                    2,185         84,385
The Home Depot, Inc. *                                      1,375         50,504
                                                                      ----------
                                                                         134,889
SOFTWARE - 2.87%
Microsoft Corp. *                                           1,725         94,358
                                                                      ----------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.75%
Motorola, Inc. *                                            1,715         24,730
                                                                      ----------

TOTAL COMMON STOCK
(Cost: $2,592,428)                                                    $2,412,119
                                                                      ----------

                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 19.48%
Navigator Securities Lending Trust, 1.95%              $639,945       $  639,945
                                                                      ----------

REPURCHASE AGREEMENTS - 7.09%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $233,035 on
   07/01/2002, collateralized by
   $230,000 U.S. Treasury Notes, 5.25%
   due 08/15/2003 (valued at $242,075,
   including interest)
                                                       $233,000       $  233,000
                                                                      ----------

TOTAL INVESTMENTS (CORE VALUE TRUST)
(Cost: $3,465,373)
                                                                      $3,285,064
                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

HIGH GRADE BOND TRUST

                                                       PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
U.S. TREASURY OBLIGATIONS - 27.08%
U.S. TREASURY BONDS - 8.72%
6.00% due 02/15/2026                                   $  365,000     $  379,655
                                                                      ----------

U.S. TREASURY NOTES - 18.36%
3.00% due 02/29/2004                                      346,000        348,014
3.50% due 11/15/2006                                      220,000        216,079
4.375% due 05/15/2007                                      69,000         69,949
5.75% due 08/15/2010                                       76,000         81,296
6.50% due 05/15/2005                                       77,000         83,587
                                                                      ----------
                                                                         798,925

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $1,156,998)                                                    $1,178,580
                                                                      ----------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.75%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.41%
3.25% due 11/15/2004                                      192,000        192,078
                                                                      ----------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 22.21%
5.095% due 12/01/2011                                     102,486         99,655
5.25% due 01/15/2009                                      184,000        187,937
6.00% due 05/01/2031 - 01/01/2032                         389,709        388,735
6.25% due 05/15/2029                                       66,000         65,929
6.625% due 11/15/2010                                     206,000        224,194
                                                                      ----------
                                                                         966,450

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 11.13%
6.00% TBA **                                              485,000        484,394
                                                                      ----------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,627,095)                                                    $1,642,922
                                                                      ----------

ASSET BACKED SECURITIES - 10.10%
AUTO SERVICES - 1.92%
Onyx Acceptance Auto Trust, Series
   2002-A, Class A4, 4.60% due 10/15/2008
                                                           82,000         83,529
                                                                      ----------

ENERGY - 3.17%
Detroit Edison Securitization Funding
   LLC, Series 2001-1, Class A6, 6.62%
   due 03/01/2016                                          97,000        103,560
PSE & G Transition Funding LLC, Series
   2001-1, Class A8, 6.89% due 12/15/2017
                                                           32,000         34,610
                                                                      ----------
                                                                         138,170

FINANCIAL SERVICES - 5.01%
Citibank Credit Card Master Trust I,
   Series 1999-2, Class A, 5.875% due
   03/10/2011                                          $   49,000     $   50,561
CNH Equipment Trust, Series 2001-B,
   Class A4, 4.45% due 04/15/2007
                                                           66,000         66,294
WFS Financial 2002 1 Owner Trust, Series
   2002-1, Class A4A, 4.87% due
   09/20/2009                                              99,000        101,212
                                                                      ----------
                                                                         218,067

TOTAL ASSET BACKED SECURITIES
(Cost: $428,667)                                                      $  439,766
                                                                      ----------


                                                       PRINCIPAL
                                                        AMOUNT           VALUE
                                                        ------           -----
SHORT TERM INVESTMENTS - 9.95%
Navigator Securities Lending Trust, 1.95%              $  432,915     $  432,915
                                                                      ----------

REPURCHASE AGREEMENTS - 15.12% ***
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 0.85%, to
   be repurchased at $658,047 on
   07/01/2002, collateralized by
   $540,000 U.S. Treasury Notes, 5.50%
   due 03/31/2003 (valued at $562,950,
   including interest) and $110,000
   U.S. Treasury Notes, 4.625% due
   02/28/2003 (valued at $113,636,
   including interest).                                $  658,000     $  658,000
                                                                      ----------

TOTAL INVESTMENTS (HIGH GRADE BOND TRUST)
(Cost: $4,302,465)                                                    $4,352,183
                                                                      ==========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MONEY MARKET TRUST

                                                     PRINCIPAL
                                                      AMOUNT           VALUE
                                                      ------           -----
U.S. TREASURY OBLIGATIONS - 13.76%
U.S. TREASURY BILLS - 13.76%
1.66% due 09/26/2002                               $ 40,000,000   $   39,839,533
1.70% due 08/08/2002                                 30,000,000       29,946,167
1.71% due 11/07/2002                                 30,000,000       29,816,175
1.72% due 08/08/2002                                 20,000,000       19,963,689
1.73% due 08/22/2002                                 45,000,000       44,887,550
1.83% due 11/14/2002                                 20,000,000       19,861,733
1.85% due 11/07/2002                                 35,000,000       34,767,979
                                                                  --------------

TOTAL U.S. TREASURY OBLIGATIONS
(Cost: $219,082,826)                                              $  219,082,826
                                                                  --------------


U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.46%
FEDERAL HOME LOAN BANK - 17.86%
1.68% due 09/06/2002                                 40,000,000       39,874,933
1.70% due 08/09/2002                                 15,000,000       14,972,375
1.71% due 09/18/2002                                 30,000,000       29,887,425
1.72% due 08/28/2002                                 30,000,000       29,916,867
1.73% due 08/23/2002                                 30,000,000       29,923,592
1.735% due 08/28/2002                                35,000,000       34,902,165
1.74% due 07/17/2002 - 08/23/2002                    45,000,000       44,920,492
1.75% due 07/26/2002                                 30,000,000       29,963,542
1.76% due 08/07/2002                                 30,000,000       29,945,733
                                                                  --------------
                                                                     284,307,124

FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.74%
1.71% due 07/16/2002 - 09/26/2002                    60,000,000       59,854,650
1.72% due 07/18/2002 - 08/22/2002                    53,000,000       52,918,491
1.73% due 09/26/2002                                 40,000,000       39,832,766
1.74% due 09/05/2002                                 35,000,000       34,888,350
1.75% due 07/02/2002 - 08/08/2002                    65,000,000       64,942,882
1.76% due 08/08/2002                                 30,000,000       29,944,267
                                                                  --------------
                                                                     282,381,406

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 24.86%
1.71% due 07/24/2002                                 30,000,000       29,967,225
1.715% due 08/21/2002                                15,000,000       14,963,556
1.72% due 07/03/2002                                 36,550,000       36,546,507
1.73% due 07/24/2002                                 25,000,000       24,972,368
1.74% due 07/24/2002 - 09/04/2002                   140,000,000      139,707,342
1.75% due 07/31/2002 - 09/18/2002                    75,000,000       74,812,361
1.76% due 07/31/2002 - 08/14/2002                    75,000,000       74,866,045
                                                                  --------------
                                                                     395,835,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $962,523,934)                                              $  962,523,934
                                                                  --------------


COMMERCIAL PAPER - 24.07%
AGRICULTURE - 1.57%
Cargill, Inc.,
   1.73% due 07/10/2002                              25,000,000       24,989,187
                                                                  --------------

AUTOMOBILES - 2.83%
Volkswagen Of America, Inc.,
   1.75% due 07/15/2002                            $ 45,000,000   $   44,969,375
                                                                  --------------

BANKING - 2.83%
Toronto Dominion Holdings,
   1.73% due 07/10/2002                              45,000,000       44,980,537
                                                                  --------------

BUSINESS SERVICES - 2.51%
United Parcel Service of America, Inc.,
   1.69% due 07/09/2002                              40,000,000       39,984,978
                                                                  --------------

DRUGS & HEALTH CARE - 3.70%
Abbott Laboratories,
   1.72% due 07/08/2002                              34,000,000       33,988,629
Pfizer, Inc.,
   1.73% due 07/08/2002                              24,975,000       24,966,599
                                                                  --------------
                                                                      58,955,228

FINANCIAL SERVICES - 5.61%
General Electric Capital Corp., 1.76%
   due 07/18/2002                                    39,500,000       39,467,171
UBS Finance, Inc.,
   1.75% due 08/12/2002                              50,000,000       49,897,917
                                                                  --------------
                                                                      89,365,088

FOOD & BEVERAGES - 3.14%
The Coca-Cola Company,
   1.72% due 07/30/2002                              50,000,000       49,930,722
                                                                  --------------

TELEPHONE - 1.88%
Bellsouth Corp.,
   1.73% due 07/09/2002                              30,000,000       29,988,467
                                                                  --------------

TOTAL COMMERCIAL PAPER
(Cost: $383,163,582)                                              $  383,163,582
                                                                  --------------

REPURCHASE AGREEMENTS - 1.71%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $27,317,097 on
   07/01/2002, collateralized by $27,975,000
   U.S. Treasury Bills, 1.59% due
   09/26/2002 (valued at $27,863,100).             $ 27,313,000   $   27,313,000
                                                                  --------------


TOTAL INVESTMENTS (MONEY MARKET TRUST)
(Cost: $1,592,083,342)                                            $1,592,083,342
                                                                  ==============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

SMALL CAP INDEX TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 67.47%
ADVERTISING - 0.06%
Grey Global Group, Inc. *                                      52     $   35,881
Ventiv Health, Inc. *                                       2,148          6,057
                                                                      ----------
                                                                          41,938
AEROSPACE - 0.77%
AAR Corp. *                                                 1,960         19,992
Aeroflex, Inc. *                                            4,116         28,606
Alliant Techsystems, Inc. *                                 2,091        133,406
BE Aerospace, Inc. *                                        2,419         31,882
Curtiss Wright Corp. *                                        666         53,280
DRS Technologies, Inc. *                                    1,112         47,538
EDO Corp. *                                                   737         21,005
Esterline Technologies Corp. *                              1,312         29,782
GenCorp, Inc. *                                             2,121         30,330
Heico Corp. * (a)                                           1,198         16,796
Integral Systems, Inc. *                                      683         14,903
Moog, Inc., Class A *                                         944         40,479
Orbital Sciences Corp., Class A * (a)                       2,338         18,634
Teledyne Technologies, Inc. *                               2,243         46,542
Viasat, Inc. * (a)                                          1,064          8,970
Woodward Governor Company *                                   583         34,467
                                                                      ----------
                                                                         576,612
AGRICULTURE - 0.11%
Cadiz, Inc. * (a)                                           2,535         21,545
Delta & Pine Land Company *                                 2,311         46,451
Tejon Ranch Company *                                         486         15,844
                                                                      ----------
                                                                          83,840
AIR TRAVEL - 0.26%
Airtran Holdings, Inc. *                                    4,468         23,904
Alaska Air Group, Inc. *                                    1,598         41,708
America West Holding Corp., Class B *                       2,963          8,119
Atlantic Coast Airlines Holdings, Inc. *                    2,672         57,982
Atlas Air, Inc. * (a)                                       1,422          5,261
Aviall Inc. *                                               1,679         23,506
Frontier Airlines, Inc. *                                   2,081         16,918
Mesa Air Group, Inc. *                                      1,968         18,106
                                                                      ----------
                                                                         195,504
APPAREL & TEXTILES - 0.95%
Brown Shoe, Inc. *                                          1,088         30,573
Finish Line, Inc. *                                         1,172         21,002
G & K Services, Class A *                                   1,416         48,484
Garan, Inc.                                                   225         13,016
Interface, Inc., Class A *                                  3,604         28,976
K-Swiss, Inc., Class A                                        978         25,408
Kellwood Company *                                          1,342         43,615
Kenneth Cole Productions, Inc., Class A * (a)                 693         19,647
Movado Group, Inc. *                                          789         19,843
Nautica Enterprises, Inc. *                                 1,718         22,317
Oneida, Ltd. *                                              1,210         23,172
Oshkosh B'Gosh, Inc., Class A *                               629         27,355
Oxford Industries, Inc. *                                     344          9,632
Pacific Sunwear of California, Inc. *                       2,023         44,850
Phillips Van Heusen Corp.                                   1,613         25,163
Quaker Fabric Corp. *                                       1,204         18,661
Quiksilver, Inc. *                                          1,633         40,498
Russell Corp. *                                             1,792         34,496
Skechers United States of America, Inc., Class A * (a)      1,210         26,148
Stride Rite Corp. *                                         2,922         23,376
The Gymboree Corp. *                                        2,054         32,905
Unifi, Inc. *                                               3,255         35,479
Vans, Inc. *                                                1,402     $   11,386
Wellman, Inc. *                                             1,945         32,579
Wolverine World Wide, Inc.                                  2,679         46,749
                                                                      ----------
                                                                         705,330
AUTO PARTS - 0.73%
American Axle & Manufacturing Holdings, Inc. *                590         17,547
Arvinmeritor, Inc. *                                        4,256        102,144
BorgWarner, Inc. *                                          1,669         96,401
Collins & Aikman Corp. *                                    3,176         28,902
CSK Auto Corp. * (a)                                        2,295         31,992
Exide Corp. * (a)                                           1,766          1,201
Federal Mogul Corp. * (a)                                   7,144          5,022
Federal Signal Corp. (a)                                    2,914         69,936
Hayes Lemmerz International, Inc. * (a)                       888            151
Insurance Auto Auctions, Inc. *                               951         18,545
Modine Manufacturing Company                                1,889         46,432
Sports Resorts International, Inc. * (a)                    2,041         11,021
Superior Industries International, Inc.                     1,210         55,962
TBC Corp. *                                                 1,436         22,804
Tower Automotive, Inc. * (a)                                2,798         39,032
                                                                      ----------
                                                                         547,092

AUTO SERVICES - 0.38%
Copart, Inc. *                                              3,967         64,384
Dollar Thrifty Automotive Group, Inc. * (a)                 1,677         43,434
Lithia Motors, Inc., Class A *                                585         15,748
Midas, Inc. *                                                 996         12,350
Pennzoil-Quaker State Company *                             5,114        110,105
Sonic Automatic, Inc. *                                     1,450         37,338
                                                                      ----------
                                                                         283,359
AUTOMOBILES - 0.23%
Dura Automotive Systems, Inc. *                             1,140         23,655
Monaco Coach Corp. *                                        1,600         34,080
O'Reilly Automotive, Inc. *                                 2,393         65,951
Thor Industries, Inc. *                                       488         34,775
Wabash National Corp. * (a)                                 1,490         14,900
                                                                      ----------
                                                                         173,361
BANKING - 6.66%
1St Source Corp. *                                            784         19,380
Alabama National BanCorp                                      568         24,589
American Financial Holdings, Inc.                           1,289         38,567
Anchor BanCorp Wisconsin, Inc. *                            1,328         32,018
Arrow Financial Corp.                                         368         12,508
Bancorpsouth, Inc. *                                        5,318        107,424
Bank Granite Corp.                                          1,267         24,947
Bank Mutual Corp.                                             921         18,761
Bankatlantic Bancorp, Inc., Class A *                       2,112         26,189
BankUnited Financial Corp., Class A *                       1,263         24,186
Banner Corp.                                                  912         22,572
Bay View Capital Corp. *                                    4,245         27,210
BOK Financial Corp. *                                         699         23,389
Boston Private Financial Holdings, Inc.                     1,143         28,278
Brookline Bancorp, Inc. * (a)                                 757         19,152
Bsb Bancorp Inc. *                                            662         17,662
Capital City Bank Group, Inc. *                               687         23,722
Capitol Federal Financial                                   1,423         37,112
Cathay Bancorp, Inc.                                          888         36,851
CCBT Financial Companies, Inc.                                809         22,984
Centennial Bancorp                                          1,586         12,498
Central Coast Bancorp *                                       641         14,538
CFS Bancorp, Inc.                                           1,187         18,351
Chemical Financial Corp. *                                  1,545         57,953
Chittenden Corp.                                            1,957         56,714

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
BANKING - CONTINUED
Citizens Banking Corp.                                      2,999     $   86,911
City Holding Company                                        1,199         28,069
CityBank *                                                    775         24,800
Colonial Bancgroup, Inc.                                    7,628        114,420
Columbia Banking System, Inc. *                             1,052         13,581
Commercial Federal Corp.                                    3,050         88,450
Commonwealth Bancorp Inc.                                     685         20,324
Community Banks, Inc.                                         599         17,623
Community First Bankshares, Inc.                            2,316         60,424
Community Trust Bancorp, Inc. *                               705         19,818
Connecticut Bancshares, Inc. *                                769         25,531
Corus Bankshares, Inc.                                        654         30,031
CPB, Inc. (a)                                                 463         21,275
CVB Financial Corp.                                         1,679         38,130
Digital Insight Corp. * (a)                                 1,911         31,436
Dime Community Bancorp, Inc.                                1,497         33,967
Doral Financial Corp.                                       2,446         81,672
East West Bancorp, Inc.                                     1,456         50,261
F & M Bancorp *                                               946         33,375
F.N.B. Corp.                                                3,006         82,545
Farmers Capital Bank Corp. *                                  447         15,757
Fidelity Bankshares, Inc. *                                   939         20,761
Financial Institutions, Inc.                                  580         21,959
First Bancorp *                                               620         17,056
First Bancorp Puerto Rico                                   1,289         48,595
First Buse Corp.                                              630         13,992
First Citizens Bancshares, Inc. *                             418         46,227
First Commonwealth Financial Corp. *                        3,907         52,705
First Community Bancshares, Inc.                              585         19,691
First Essex Bancorp, Inc. *                                   523         17,887
First Federal Capital Corp.                                 1,251         27,647
First Financial BanCorp *                                   2,557         50,040
First Financial Bankshares, Inc.                              625         26,149
First Financial Corp.                                         481         24,733
First Indiana Corp.                                           936         20,377
First Merchants Corp. *                                       861         25,829
First Midwest Bancorp, Inc. *                               3,190         88,618
First Niagara Financial Group, Inc.                           686         19,043
First Place Financial Corp. *                               1,063         21,164
First Sentinel Bancorp, Inc.                                1,993         27,424
Frontier Financial Corp.                                    1,016         29,820
GBC Bancorp *                                                 515         14,909
German American Bancorp *                                     821         15,189
Glacier Bancorp, Inc.                                         882         21,609
Gold Banc Corporation, Inc. * (a)                           2,314         25,382
Great Southern Bancorp, Inc.                                  507         20,179
Greater Bay Bancorp (a)                                     3,208         98,678
Hancock Holding Company                                       434         29,243
Harleysville National Corp.                                 1,164         31,440
Hudson River Bancorp, Inc.                                    940         25,371
Hudson United Bancorp                                       2,910         83,110
Iberiabank Corp. *                                            328         13,297
Independence Community Bank Corp.                           3,807        109,375
Independent Bank Corp.                                        744         17,030
Independent Bank Corp. *                                      748         23,607
Integra Bank Corp. *                                        1,121         25,110
Irwin Financial Corp. (a)                                     824         16,562
Lakeland Bancorp, Inc. *                                      974         21,545
Local Financial Corp. *                                     1,192         19,442
MAF Bancorp, Inc.                                           1,313         49,369
Main Street Banks, Inc.                                       854         17,661
MB Financial, Inc.                                            878         29,378
Medford Bancorp, Inc. *                                       529         18,425
Mid-State Bancshares *                                      1,421         27,425
Mississippi Valley Bankshares, Inc.                           347     $   17,950
National Penn Bancshares, Inc. *                            1,081         28,322
NBC Capital Corp.                                             449         17,062
Net.B@nk, Inc. *                                            1,563         18,209
New York Community Bancorp, Inc.                            5,328        144,389
Old Second Bancorp, Inc.                                      436         16,019
Omega Financial Corp.                                         603         22,016
Oriental Financial Group, Inc. *                              870         22,063
Pacific Capital Bancorp *                                   2,332         55,688
Pacific Northwest Bancorp *                                 1,032         32,322
Park National Corp. *                                         807         69,402
Peoples Holding Company                                       330         13,530
PFF Bancorp, Inc. *                                           744         28,570
Port Financial Corp.                                          339         13,591
Prosperity Bancshares, Inc.                                   910         16,579
Provident Bankshares Corp.                                  1,454         34,445
R & G Financial Corp., Class B                                881         20,889
Republic Bancorp, Inc. *                                    3,017         45,074
Riggs National Corp. *                                      1,043         15,551
S & T Bancorp, Inc. *                                       1,431         38,637
S Y Bancorp, Inc. *                                           413         16,912
Sandy Spring Bancorp, Inc.                                    877         28,196
Seacoast Banking Corp. *                                      330         19,051
Second Bancorp, Inc.                                          634         17,308
Silicon Valley Bancshares *                                 2,651         69,880
Simmons 1St National Corp., Class A                           516         21,976
South Financial Group, Inc. * (a)                           2,716         60,863
Southwest BanCorp of Texas, Inc. * (a)                      1,681         60,886
St. Francis Capital Corp. *                                   809         20,055
Staten Islands Bancorp, Inc.                                3,681         70,675
Sterling Bancorp                                              581         20,742
Sterling Bancshares, Inc.                                   2,276         33,617
Sterling Financial Corp.                                      890         22,214
Suffolk Bancorp                                               742         27,083
Susquehanna Bancshares, Inc. *                              2,595         58,932
Texas Regional Bancshares, Inc., Class A *                    963         47,773
The Trust Company of New Jersey *                           1,172         30,119
Tompkins Trustco, Inc. *                                      381         18,555
TrustCo Bank Corp. *                                        4,697         61,859
U.S.B. Holding Company, Inc. *                                909         18,725
UCBH Holdings, Inc.                                         1,207         45,878
Umpqua Holdings Corp. *                                     1,165         21,529
United Bankshares, Inc. *                                   2,811         82,587
United National Bancorp * (a)                               1,142         26,266
Unizan Financial Corp.                                      1,418         30,359
W Holding Company, Inc. *                                   1,807         43,729
Washington Trust Bancorp, Inc.                                804         19,047
Waypoint Financial Corp.                                    2,161         42,248
Wesbanco, Inc. (a)                                          1,266         30,017
West Coast Bancorp *                                        1,133         19,431
Westamerica BanCorp                                         2,111         82,709
Whitney Holding Corp.                                       2,311         71,040
Wintrust Financial Corp. (a)                                  666         23,024
                                                                      ----------
                                                                       4,972,601
BIOTECHNOLOGY - 0.87%
Adolor Corp. *                                              2,219         24,986
Arena Pharmaceuticals, Inc. *                               1,552         13,037
Charles River Laboratories International, Inc. *            2,686         94,144
CIMA Laboratories, Inc. *                                   1,068         25,760
Covance, Inc. *                                             3,926         73,612
Exelixis, Inc. * (a)                                        2,777         20,911
Integra Lifesciences Holdings, Inc. *                         724         15,747
Intermune, Inc. *                                           1,981         41,799

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
BIOTECHNOLOGY - CONTINUED
Medicines Company * (a)                                     1,635     $   20,160
Neose Technologies, Inc. *                                    750          8,175
Neurocrine Biosciences, Inc. *                              1,740         49,851
Orchid Biosciences, Inc. * (a)                              4,084          5,391
Regeneration Technologies, Inc. *                           1,586          9,579
Sangstat Medical Corp. *                                    1,525         35,044
Serologicals Corp. *                                        1,286         23,521
Tanox, Inc. *                                               1,594         17,263
Telik, Inc. *                                               1,739         21,738
Titan Pharmaceuticals, Inc. * (a)                           2,072          6,941
Transkaryotic Therapies, Inc. * (a)                         1,907         68,747
Trimeris, Inc. * (a)                                        1,266         56,198
Tularik, Inc. * (a)                                         1,480         13,572
                                                                      ----------
                                                                         646,176
BROADCASTING - 0.36%
ACTV, Inc. * (a)                                            5,494          6,318
Beasley Broadcast Group, Inc., Class A *                      945         13,938
Clear Channel Communications, Inc. * (a)                      341         10,919
Crown Media Holdings, Inc., Class A *                       1,964         15,496
Cumulus Media, Inc., Class A *                              2,120         29,214
Gray Communications Systems, Inc. *                           755         13,666
LodgeNet Entertainment Corp. *                                728         10,482
Paxson Communications Corp. *                               2,292         12,606
Pegasus Communications Corp., Class A * (a)                 2,489          1,817
Regent Communications, Inc. *                               1,669         11,781
Saga Communications, Inc., Class A *                          751         16,897
Salem Communications Corp., Class A *                         613         15,245
Sinclair Broadcast Group, Inc., Class A *                   1,437         20,749
Sirius Satellite Radio, Inc. * (a)                          4,129         15,562
Spanish Broadcasting Systems, Inc., Class A *               2,395         23,950
UnitedGlobalCom, Inc., Class A *                            5,500         15,125
World Wrestling Federation Entertainment, Inc., Class A
   * (a)                                                      821         11,987
XM Satellite Radio Holdings, Inc., Class A * (a)            1,179          8,548
Young Broadcasting, Inc., Class A *                         1,003         17,833
                                                                      ----------
                                                                         272,133
BUILDING MATERIALS & CONSTRUCTION - 0.94%
Apogee Enterprises, Inc. *                                  2,084         29,926
Armstrong Holdings, Inc. * (a)                              2,597          4,649
Butler Manufacturing Company *                                494         13,560
Dycom Industries, Inc. *                                    3,139         36,695
Elcor Corp. *                                               1,211         33,121
EMCOR Group, Inc. *                                           699         41,031
Griffon Corp. *                                             1,846         33,413
Haemonetics Corp. *                                         1,420         41,464
Harsco Corp. *                                              2,581         96,788
Hughes Supply, Inc. *                                       1,560         70,044
Lennox International, Inc. *                                2,911         52,369
LSI Industries, Inc.                                          925         16,992
NCI Building Systems, Inc. *                                1,094         19,473
Nortek, Inc. *                                                592         26,699
RPM, Inc. *                                                 6,640        101,260
Standard-Pacific Corp. *                                    1,584         55,567
Trex Company, Inc. * (a)                                      578         18,149
U.S. Concrete, Inc. *                                       1,795         11,793
                                                                      ----------
                                                                         702,993
BUSINESS SERVICES - 3.34%
ABM Industries, Inc.                                        2,456         42,636
Administaff, Inc. * (a) (a)                                 1,403         14,030
Advanced Marketing Services, Inc.                             939         17,184
ADVO, Inc. * (a)                                            1,261         48,006
Amerco *                                                    1,050         15,529
American Management Systems, Inc. *                         2,928         55,954
Answerthink Consulting Group *                              3,057     $   11,586
Arbitron, Inc. *                                            1,941         60,559
Banta Corp. *                                               1,616         58,014
Black Box Corp. *                                           1,308         53,275
Bowne & Company, Inc. *                                     2,449         36,098
Bright Horizons Family Solutions, Inc. *                      896         29,667
Cendant Corp. *                                               581          9,226
Central Parking Corp. *                                     1,108         25,318
Coinstar, Inc. *                                            1,424         34,817
Corporate Executive Board Company *                         2,325         79,631
Costar Group, Inc. *                                          995         20,427
DiamondCluster International, Inc., Class A * (a)           1,928         11,529
Digimarc Corp. *                                              719          7,470
Divine Inc., Class A * (a)                                    698          2,722
eFunds Corp. *                                              3,217         30,526
Electro Rent Corp. *                                        1,128         14,653
Encompass Services Corp. *                                  3,680          2,098
Entrust Technologies, Inc. *                                3,998         10,875
FactSet Research Systems, Inc.                              1,393         41,470
First Consulting Group *                                    1,444         12,418
Forrester Research, Inc. *                                    988         19,166
FTI Consulting, Inc. *                                        849         29,723
Gartner Group, Inc., Class A * (a)                          5,281         53,338
Getty Images, Inc. *                                        2,226         48,460
Global Payments, Inc. *                                     2,276         67,711
GSI Commerce, Inc. * (a)                                      812          6,131
Heidrick & Struggles International, Inc. *                  1,346         26,880
Hooper Holmes, Inc.                                         4,172         33,376
Information Holdings, Inc. *                                1,384         33,770
Information Resources, Inc. *                               2,399         22,524
Insight Enterprises, Inc. *                                 2,684         67,610
Intervoice, Inc. * (a)                                      2,561          4,123
ITT Educational Services, Inc. *                            3,046         66,403
Kelly Services, Inc., Class A *                             1,033         27,901
Kendle International, Inc. *                                  845         11,492
Key3Media Group, Inc. * (a)                                 1,748            804
Korn/Ferry International *                                  2,865         26,071
Kroll, Inc. *                                               1,060         22,239
Kronos, Inc. *                                              1,301         39,666
Labor Ready, Inc. *                                         3,334         19,504
Learning Tree International, Inc. *                           901         16,705
Legato Systems, Inc. *                                      6,906         24,862
Lightbridge, Inc. *                                         1,916         15,730
MAXIMUS, Inc. *                                               816         25,867
McGrath Rentcorp *                                            530         13,738
MedQuist, Inc. *                                              648         17,256
Memberworks, Inc. * (a)                                       824         15,269
MPS Group, Inc. *                                           6,438         54,723
National Processing, Inc. *                                   381          9,830
Navigant Consulting Company *                               3,107         21,718
New England Business Service, Inc. *                          859         21,595
Nextcard, Inc. *                                            1,470             25
On Assignment, Inc. *                                       1,382         24,600
Paxar Corp. *                                               2,432         40,736
PDI, Inc. *                                                   610          9,449
Penton Media, Inc. *                                        1,839          3,954
Pre-Paid Legal Services, Inc. * (a)                           983         19,562
PRG-Shultz International, Inc. * (a)                        2,356         29,002
Probusiness Services, Inc. * (a)                            1,359         19,799
R.H. Donnelley Corp. *                                      1,950         54,541
Rent-Way, Inc. *                                            1,604         20,772
Resource America, Inc. *                                    1,600         16,864
Resources Connection, Inc. *                                  502         13,549
Right Management Consultants, Inc. *                          735         19,330

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
BUSINESS SERVICES - CONTINUED
Rollins, Inc. *                                               934     $   18,998
Sapient Corp. *                                             5,577          5,912
Scansource, Inc. * (a)                                        435         26,713
Seachange International, Inc. *                             1,537         13,495
SITEL Corp. *                                               3,703         11,701
Sonicwall, Inc. *                                           3,076         15,441
Sothebys Holdings, Inc., Class A *                          1,336         19,038
SOURCECORP, Inc. *                                            985         26,102
Spherion Corp. *                                            3,624         43,126
StarTek, Inc. *                                               498         13,317
Surmodics, Inc. *                                             894         23,235
Sykes Enterprises, Inc. *                                   1,747         13,433
Systems & Computer Technology Corp. *                       2,245         30,330
Teletech Holdings, Inc. *                                   2,687         25,634
TETRA Technologies, Inc. * (a)                              3,322         48,833
The InterCept Group, Inc. *                                   982         20,347
The Titan Corp. *                                           3,942         72,099
TRC Companies, Inc. * (a)                                     518         10,645
URS Corp. *                                                   782         21,896
Vastera, Inc. * (a)                                         1,563          6,862
Volt Information Sciences, Inc. *                             727         17,804
Wackenhut Corrections Corp. *                                 810         11,826
Wallace Computer Series, Inc. *                             2,534         54,481
Watson Wyatt & Company Holdings, Class A *                    654         15,840
Websense, Inc. *                                            1,140         29,150
Wireless Facilities, Inc. *                                 1,090          5,341
Zomax Optical Media, Inc. *                                 2,574         10,039
                                                                      ----------
                                                                       2,493,724
CELLULAR COMMUNICATIONS - 0.03%
AirGate PCS, Inc. * (a)                                     1,715          1,715
Alamosa Holdings, Inc. * (a)                                4,938          6,963
Leap Wireless International, Inc. * (a)                     2,465          2,662
UbiquiTel, Inc. *                                           5,974          4,122
US Unwired, Inc., Class A * (a)                             2,848          7,974
                                                                      ----------
                                                                          23,436
CHEMICALS - 1.78%
A. Schulman, Inc. *                                         1,881         40,346
Airgas, Inc. *                                              3,742         64,737
Albany Molecular Research, Inc. *                           1,344         28,412
Albemarle Corp. *                                           1,565         48,124
Amcol International Corp.                                   1,244          8,521
Arch Chemicals, Inc. *                                      1,519         37,519
Calgon Carbon Corp.                                         2,702         22,697
Cambrex Corp. *                                             1,469         58,907
Chemfirst, Inc. *                                             704         20,170
Crompton Corp. *                                            7,307         93,164
Cytec Industries, Inc. *                                    2,561         80,518
Dionex Corp. *                                              1,352         36,220
Ferro Corp. *                                               1,889         56,953
Georgia Gulf Corp. *                                        1,657         43,811
H.B. Fuller Company                                         1,907         55,856
IMC Global, Inc. *                                          7,043         88,038
MacDermid, Inc. * (a)                                       1,596         34,314
Martek Biosciences Corp. *                                  1,074         22,468
Millennium Chemicals, Inc.                                  4,100         57,605
Minerals Technologies, Inc. * (a)                           1,276         62,932
Octel Corp. *                                                 793         20,103
Olin Corp. *                                                2,423         53,669
Omnova Solutions, Inc. *                                    3,123         26,233
Polyone Corp. *                                             5,113         57,521
Quaker Chemical Corp.                                         718         17,591
Scotts Company, Class A *                                   1,065         48,351
Stepan Chemical Company *                                     509         14,384
Techne Corp. * (a)                                          2,667     $   75,263
TETRA Technologies, Inc. *                                    874         23,205
WD-40 Company                                               1,125         31,230
                                                                      ----------
                                                                       1,328,862
COLLEGES & UNIVERSITIES - 0.04%
Corinthian Colleges, Inc. *                                   964         32,670
                                                                      ----------

COMPUTERS & BUSINESS EQUIPMENT - 1.60%
Act Manufacturing, Inc. *                                     567             28
Advanced Digital Information Corp. *                        4,118         34,715
Aether Systems, Inc. * (a),                                 2,003          5,909
Allen Telecom, Inc. * (a)                                   2,309          9,929
Auspex Systems Inc. *                                       6,292          1,579
Avanex Corp. *                                              1,485          2,881
Benchmark Electronics, Inc. * (a)                           1,410         40,890
CACI International, Inc., Class A *                         1,361         51,977
Celeritek, Inc. *                                           1,243          8,204
Computer Network Technology Corp. * (a)                     2,157         13,222
Concurrent Computer Corp. * (a)                             4,425         20,576
Crossroads Systems, Inc. *                                  1,011          1,031
Datastream Systems, Inc. *                                  1,526         10,835
DMC Stratex Networks, Inc. *                                5,520         11,095
Echelon Corp. * (a)                                         1,746         22,488
Falconstor Software, Inc. * (a)                             3,020         12,775
FileNET Corp. *                                             2,295         33,278
FSI International, Inc. *                                   1,937         14,469
Gerber Scientific, Inc. *                                   1,200          4,212
GTECH Holdings Corp. *                                      3,428         87,551
Handspring, Inc. *                                          1,997          3,475
Helix Technology Corp. *                                    1,766         36,380
Hutchinson Technology, Inc. *                               1,762         27,558
Infocus Corp. *                                             2,664         31,382
Integrated Circuit Systems, Inc. *                          1,955         39,471
Intergraph Corp. *                                          3,394         59,192
Interland, Inc. *                                           4,150         13,073
Iomega Corp. *                                              3,423         43,986
Ixia *                                                      2,953         17,186
Mechanical Technology, Inc. *                               2,692          2,907
Mercury Computer Systems, Inc. *                            1,327         27,469
Metro One Telecomm, Inc. *                                  1,190         16,612
Micros Systems, Inc. *                                      1,146         31,756
Microtune, Inc. * (a)                                       2,096         18,675
MTS Systems Corp. *                                         1,920         24,096
Netro Corp. *                                               3,577          8,156
Nuance Communications, Inc. *                               2,336          9,764
Oplink Communications, Inc. *                               7,879          5,752
Packeteer, Inc. *                                           1,687          7,457
Perot Systems Corp., Class A *                              4,050         44,105
Pinnacle Systems, Inc. *                                    3,654         40,154
Plexus Corp. *                                              2,708         49,015
QRS Corp. *                                                   981          7,642
Radiant Systems, Inc. *                                     1,311         17,082
RadiSys Corp. *                                             1,145         13,316
Rainbow Technologies, Inc. *                                1,443          7,100
Read Rite Corp. *                                           8,136          3,905
SCM Microsystems, Inc. *                                    1,045         13,982
Silicon Storage Technology, Inc. *                          5,171         40,334
Sorrento Networks Corp. * (a)                               1,590          1,526
Spectralink Corp. *                                         1,389         14,779
Spectrasite Holdings, Inc. *                                7,143          1,286
Standard Microsystems Corp. *                               1,018         24,035
Stratos Lightwave, Inc. *                                   5,172          8,275
TALX Corp. *                                                  765         14,504

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
COMPUTERS & BUSINESS EQUIPMENT - CONTINUED
Turnstone Systems, Inc. *                                   2,749     $   11,903
U.S. Wireleless Corp. *                                       294              0
Universal Access Global Holdings, Inc. * (a)                2,995            566
Universal Display Corp. * (a)                               1,427         11,844
Virage Logic Corp. *                                          762          9,921
Western Digital Corp. *                                    12,233         39,757
Witness Systems, Inc. *                                       685          5,055
                                                                      ----------
                                                                       1,192,077
CONSTRUCTION MATERIALS - 0.91%
Ameron International Corp. *                                  249         17,990
Applied Industrial Technologies, Inc. *                     1,141         22,249
Centex Construction Products, Inc. *                          417         15,179
Clarcor, Inc. *                                             1,577         49,912
Florida Rock Industries, Inc.                               1,148         41,110
Forest City Enterprises, Inc.                               1,785         62,029
Granite Construction, Inc. *                                1,970         49,841
Insituform Technologies, Inc., Class A *                    1,602         33,930
JLG Industries, Inc. *                                      2,836         39,789
Oshkosh Truck Corp., Class B *                              1,098         64,903
Regal Beloit Corp. *                                        1,261         30,655
Roper Industries, Inc. *                                    1,879         70,087
Simpson Manufacturing, Inc. *                                 478         27,308
Standex International Corp. *                                 753         18,900
Terex Corp. *                                               2,408         54,156
Trinity Industries, Inc. (a)                                2,882         59,715
USG Corp. * (a)                                             2,485         17,768
                                                                      ----------
                                                                         675,521
CONSTRUCTION & MINING EQUIPMENT - 0.23%
Astec Industries, Inc. *                                    1,211         19,485
Carbo Ceramics, Inc. *                                        578         21,357
CDI Corp. *                                                   921         29,978
Dril-Quip, Inc. *                                             531         13,248
Kaman Corp., Class A *                                      1,556         26,079
Parker Drilling Company *                                   5,786         18,920
RPC, Inc. *                                                   647          7,635
W H Energy Services, Inc. *                                 1,542         34,171
                                                                      ----------
                                                                         170,873
CONTAINERS & GLASS - 0.66%
Ball Corp.                                                  3,756        155,799
Crown Cork & Seal, Inc. * (a)                               7,777         53,273
Earthshell Corp. * (a)                                      5,397          6,207
Greif Brothers Corp., Class A *                               870         29,024
Interpool, Inc. *                                             839         14,481
Longview Fibre Company *                                    3,674         34,609
Mobile Mini, Inc. *                                           812         13,885
Owens-Illinois, Inc. *                                      9,646        132,536
Silgan Holdings, Inc. *                                       644         26,043
West Pharmaceutical Services, Inc. * (a)                      757         24,292
                                                                      ----------
                                                                         490,149
COSMETICS & TOILETRIES - 0.16%
Natures Sunshine Products, Inc.                             1,062         12,011
Nu Skin Enterprises, Inc., Class A                          2,927         42,588
Regis Corp. *                                               2,445         66,062
                                                                      ----------
                                                                         120,661
CRUDE PETROLEUM & NATURAL GAS - 0.27%
Cabot Oil & Gas Corp., Class A *                            2,029         46,363
Evergreen Resources, Inc. * (a)                             1,146         48,705
Hydril Company *                                              989         26,505
Key Energy Services, Inc. *                                 6,257         65,698
Nuevo Energy Company *                                      1,120         17,696
                                                                      ----------
                                                                         204,967
DOMESTIC OIL - 1.08%
3Tec Energy Corp. *                                        1,290      $   22,485
Berry Petroleum Company, Class A *                         1,250          21,063
Chesapeake Energy Corp. *                                  8,968          64,570
Comstock Resources, Inc. *                                 1,700          12,920
Denbury Resources, Inc. *                                  1,589          16,351
EEX Corp. * (a)                                            3,711           7,422
Energy Partners, Ltd. *                                    1,678          15,605
Frontier Oil Corp. *                                       1,670          29,392
Grey Wolf, Inc. *                                          8,534          34,904
Holly Corp.                                                  722          12,094
Houston Exploration Company *                                707          20,503
Key Production, Inc. *                                     1,145          22,328
Magnum Hunter Resources, Inc. *                            2,396          18,904
Maverick Tube Corp. *                                      2,412          36,180
Meridian Resource Corp. *                                  2,762          10,275
Patina Oil & Gas Corp.                                     1,400          38,402
Petroquest Energy, Inc. *                                  2,275          12,672
Plains Resources, Inc. *                                   1,622          43,388
Prima Energy Corp. *                                         825          18,802
Quicksilver Resources, Inc. *                                479          12,382
Range Resources Corp. *                                    3,799          21,274
Remington Oil Gas Corp. *                                    998          19,880
Spinnaker Exploration Company *                            1,300          46,826
St. Mary Land & Exploration Company * (a)                  1,785          42,713
Swift Energy Company *                                     1,560          24,632
Syntroleum Corp. *                                         1,825           5,256
Tom Brown, Inc. *                                          2,153          61,038
Unit Corp. *                                               2,470          42,854
Vintage Petroleum, Inc. *                                  3,095          36,830
Westport Resources Corp. *                                 2,017          33,079
                                                                      ----------
                                                                         805,024
DRUGS & HEALTH CARE - 4.39%
Abiomed, Inc. * (a)                                        1,354          11,481
Aclara Biosciences, Inc. *                                 3,504           6,027
Advanced Tissue Sciences, Inc. *                           4,749           6,839
Aksys, Ltd. * (a)                                          1,784          12,310
ALPHARMA, Inc., Class A * (a)                              2,195          37,271
American Healthcorp, Inc. * (a)                              875          15,575
AmeriPath, Inc. *                                          1,893          45,432
Amsurg Corp. *                                             1,389          36,475
Amylin Pharmaceuticals, Inc. *                             4,406          48,202
Antigenics, Inc. * (a)                                     1,195          11,771
Aphton Corp. *                                             1,310           9,825
Applied Molecular Evolution, Inc. *                        1,200           6,936
Ariad Pharmaceuticals, Inc. *                              1,828           7,604
Arqule, Inc. *                                             1,610          10,868
Arrow International, Inc.                                    776          30,303
Atrix Labatories, Inc. *                                   1,354          30,126
Avanir Pharmaceuticals, Class A *                          3,547           4,611
Avi Biopharma, Inc. * (a)                                  1,308           3,846
Avigen, Inc. * (a)                                         1,698          15,978
Beverly Enterprises, Inc. *                                6,810          51,824
Bio Technology General Corp. *                             4,472          26,877
Bio-Rad Laboratories, Inc., Class A *                      1,080          49,151
Biomarin Pharmaceutical, Inc. * (a)                        1,746           9,112
Biopure Corp., Class A * (a)                               1,528          11,689
Biosite Diagnostics, Inc. *                                  905          25,476
Bone Care International, Inc. *                              667           3,489
Cardiodynamics International Corp. * (a)                   2,538           9,441
Cell Genesys, Inc. *                                       2,511          33,871
Cell Pathways, Inc. * (a)                                  1,645           2,468
Cell Therapeutics, Inc. * (a)                              2,266          12,370
Cerus Corp. * (a)                                            763          25,850

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
DRUGS & HEALTH CARE - CONTINUED
Chemed Corp. *                                                696     $   26,232
Coherent, Inc. *                                            1,853         54,736
Columbia Laboratories, Inc. *                               1,422          8,532
Conmed Corp. *                                              1,558         34,790
Cooper Company, Inc. *                                        916         43,144
Corixa Corp. * (a)                                          2,803         19,201
Corvas International, Inc. * (a)                            2,705          5,816
Coventry Helath Care, Inc. *                                3,832        108,905
Cryolife, Inc. * (a)                                        1,174         18,854
Curis, Inc. *                                               3,471          4,235
CV Therapeutics, Inc. * (a)                                 1,454         27,073
Cyberonics, Inc. *                                          1,414         18,550
Cygnus, Inc. * (a)                                          2,261          4,861
Cytogen Corp. *                                             6,482          6,936
Datascope Corp. *                                             864         23,881
Decode Genetics, Inc. *                                     2,885         13,502
Dendreon Corp. *                                            1,186          2,502
Digene Corp. *                                                758          8,915
Diversa Corp. *                                             2,079         20,686
Duane Reade, Inc. * (a)                                       593         20,192
Durect Corp. *                                              1,254         10,032
Dusa Pharmaceuticals, Inc. *                                1,184          3,434
Edwards Lifesciences Corp. *                                3,825         88,740
Emisphere Technologies, Inc. * (a)                          1,111          4,655
Endo Pharmaceutical Holdings, Inc. *                        1,311          9,177
Endocare, Inc. * (a)                                          848         11,202
Entremed, Inc. * (a)                                        1,848          5,673
Enzo Biochem, Inc. * (a)                                    1,522         21,810
Gene Logic, Inc. *                                          1,843         25,802
Genome Therapeutics Corp. *                                 1,496          3,456
Genta, Inc. * (a)                                           1,755         14,549
Gentiva Health Services, Inc. *                             1,271         11,426
Genzyme Corp.-Biosurgery Division *                         3,086         13,980
Genzyme Molecular Oncology * (a)                            1,373          3,460
Geron Corp. * (a)                                           1,378          6,311
Herbalife International, Inc., Class A *                    1,103         21,067
I-STAT Corp. * (a)                                          1,991          7,088
IDEXX Laboratories, Inc. *                                  2,186         56,377
IDX Systems Corp. *                                         1,062         13,827
IGEN International, Inc. * (a)                                974         30,681
ILEX Oncology, Inc. *                                       2,329         32,816
Illumina, Inc. * (a)                                        1,747         11,740
Immune Response Corp. * (a)                                 6,666          2,333
Immunogen, Inc. * (a)                                       2,540          6,833
Immunomedics, Inc. *                                        2,616         13,629
Impax Laboratories, Inc. *                                  1,036          7,760
Inspire Phamaceutical, Inc. *                               1,121          4,316
Intuitive Surgical, Inc. *                                  2,382         20,176
Invacare Corp. *                                            1,452         53,724
KV Pharmaceutical Company * (a)                             1,599         41,974
Landauer, Inc. *                                              564         21,900
Lexicon Genetics, Inc. *                                    2,407         11,768
Lifepoint Hospitals, Inc. *                                 2,571         93,353
Louisiana Jolla Pharmaceutical Company *                    1,952         12,200
Luminex Corp. *                                             1,216          9,132
Magellan Health Services, Inc. *                            2,294          2,294
Maxim Pharmaceuticals, Inc. * (a)                           1,605          5,120
Maxygen, Inc. *                                             2,043         24,473
Mentor Corp. * (a)                                          1,432         52,567
MGI Pharma, Inc. * (a)                                      1,848         13,047
Microvision, Inc. * (a)                                       867          4,534
Mid-Atlantic Medical Services, Inc. *                       3,126         98,000
Molecular Devices Corp. *                                   1,176         20,933
NaPro BioTherapeutics, Inc. * (a)                           2,133         13,992
NBTY, Inc. *                                                2,745     $   42,493
NDCHealth Corp. *                                           2,080         58,032
NeoPharm, Inc. * (a)                                          741          9,314
Neurogen Corp. *                                            1,264         14,776
Ocular Sciences, Inc. *                                     1,085         28,752
Orasure Technologies, Inc. * (a)                            2,363         15,360
Organogenesis, Inc. * (a)                                   2,331            466
Owens & Minor, Inc. (a)                                     2,362         46,673
Pacificare Health Systems, Inc. * (a)                       1,927         52,414
Parexel International Corp. * (a)                           1,616         22,479
Penwest Pharmaceuticals Company * (a)                         928         18,096
Peregrine Pharmaceuticals, Inc. * (a)                       8,084          9,458
Perrigo Company *                                           4,212         54,756
Pharmaceutical Resources, Inc. *                            1,291         35,864
Pharmacopeia, Inc. *                                        1,542         13,136
Pharmacyclics, Inc. *                                       1,638          7,273
Pharmos Corp. * (a)                                         5,373          4,943
Polymedica Corp. * (a)                                        839         21,428
Praecis Pharmaceuticals, Inc. *                             3,443         11,982
Prime Hospitality Corp. *                                   2,901         37,684
Rehabcare Group, Inc. *                                     1,088         26,145
Renal Care Group, Inc. *                                    3,258        101,487
Respironics, Inc. *                                         1,995         67,930
Rigel Pharmaceuticals, Inc. *                               1,740          6,351
RLI Corp.                                                     466         23,766
SciClone Pharmaceuticals, Inc. *                            1,703          3,406
Scios, Inc. * (a)                                           2,961         90,636
Sequenom, Inc. * (a)                                        2,577          9,097
Sierra Health Services, Inc. *                              1,731         38,688
Sola International, Inc. *                                  1,675         19,262
SonoSight, Inc. *                                             786         11,342
Sunrise Assisted Living, Inc. * (a)                         1,191         31,919
Supergen, Inc. *                                            1,162          8,436
Sybron Dental Specialties, Inc. *                           2,583         47,785
Syncor International Corp. *                                1,261         39,721
Texas Biotechnology Corp. *                                 3,257         12,702
Theragenics Corp. *                                         2,410         20,316
United Therapeutics Corp. * (a)                             1,180         14,585
Urologix, Inc. *                                              728          9,311
US Oncology, Inc. *                                         6,733         56,086
Valentis, Inc. * (a)                                        2,679          3,590
Vasomedical, Inc. *                                         3,607          9,559
Ventana Medical Systems, Inc. * (a)                           917         20,128
Versicor, Inc. *                                              982         13,208
Vical, Inc. *                                               1,851          9,773
VISX, Inc. *                                                3,175         34,607
Vital Signs, Inc. *                                           381         13,773
Von Pharmaceuticls, Inc. *                                  2,309            901
                                                                      ----------
                                                                       3,275,891
EDUCATIONAL SERVICES - 0.33%
Career Education Corp. *                                    2,680        120,600
Edison Schools, Inc., Class A * (a)                         1,870          1,889
Education Management Corp. *                                1,508         61,421
Renaissance Learning, Inc. * (a)                              537         10,858
Strayer Education, Inc. * (a)                                 184         11,702
Sylvan Learning Systems, Inc. *                             2,121         42,293
                                                                      ----------
                                                                         248,763
ELECTRICAL EQUIPMENT - 1.14%
A.O. Smith Corp. *                                            698         21,785
Active Power, Inc. * (a)                                    3,036         10,960
AMETEK, Inc. *                                              2,112         78,672
Anaren Microwave, Inc. *                                    1,494         12,908
Anixter International, Inc. * (a)                           1,829         42,981

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
ELECTRICAL EQUIPMENT - CONTINUED
Artesyn Technologies, Inc. *                                2,282     $   14,901
Artisan Components, Inc. *                                  1,054          9,486
Baldor Electric Company *                                   1,581         39,841
Barnes Group, Inc. * (a)                                    1,119         25,625
Bei Technologies Inc. *                                       735          8,416
Belden, Inc. *                                              1,784         37,179
C & D Technologies, Inc.                                    1,825         32,887
C-COR.net Corp. *                                           2,544         17,808
Cable Design Technologies Corp. *                           3,247         33,282
Cohu, Inc. *                                                1,296         22,395
Dupont Photomasks, Inc. *                                     351         11,400
Electro Scientific Industries, Inc. *                       1,817         44,153
Encore Wire Corp. *                                         1,030         14,657
Excel Technology, Inc. *                                      684         14,364
General Cable Corp. *                                       2,360         14,868
Genlyte Group, Inc. *                                         797         32,382
H Power Corp. * (a)                                         3,104          2,949
Lecroy Corp. *                                                704          8,378
Littelfuse, Inc. *                                          1,308         30,254
Magnetek, Inc. *                                            1,395         13,811
Methode Electronics, Inc., Class A *                        2,524         32,231
Penn Engineering & Manufacturing Corp. *                      882         15,364
Rayovac Corp. * (a)                                         1,470         27,239
Recoton Corp. *                                             1,811          4,672
SPS Technologies, Inc. *                                      619         23,627
Thomas Industries, Inc. *                                     970         27,936
Universal Electronics, Inc. *                                 910         13,614
Vicor Corp. *                                               1,791         12,519
W.H. Brady Company, Class A *                               1,264         44,240
Watsco, Inc.                                                1,263         23,050
Wilson Greatbatch Technologies, Inc. *                        686         17,479
Woodhead Industries, Inc. *                                   826         14,158
                                                                      ----------
                                                                         852,471
ELECTRIC UTILITIES - 1.25%
Avista Corp. *                                              3,416         47,141
Central Vermont Public Service Corp. *                        738         13,284
CH Energy Group, Inc. *                                     1,019         50,186
Cleco Corp.                                                 2,729         59,765
Connecticut Water Service, Inc. *                             502         15,301
DQE, Inc. * (a)                                             3,756         52,584
El Paso Electric Company *                                  3,280         45,428
Empire District Electric Company *                          1,472         30,176
GrafTech International, Ltd. *                              3,749         46,113
Hawaiian Electric Industries, Inc. *                        2,427        103,269
Madison Gas & Electric Company                              1,156         32,194
Newpower Holdings, Inc. *                                   7,638            145
Otter Tail Power Company                                    1,647         51,913
PNM Resources, Inc.                                         2,479         59,992
RGS Energy Group, Inc. *                                    2,316         90,787
Sierra Pacific Resources * (a)                              6,705         52,299
SJW Corp.                                                     153         12,393
Uil Holding Corp. *                                           832         45,311
Unisource Energy Corp.                                      2,240         41,664
WPS Resources Corp. * (a)                                   2,070         84,518
                                                                      ----------
                                                                         934,463
ELECTRONICS - 1.69%
Adaptec, Inc. *,                                            6,754         53,289
Anadigics, Inc. * (a)                                       2,200         18,128
Analogic Corp. *                                              521         25,618
AstroPower, Inc. * (a)                                      1,279         25,120
Avid Technology, Inc. *                                     1,830         16,946
Bell Microproducts, Inc. *                                  1,145          9,217
Checkpoint Systems, Inc. * (a)                              1,870         21,879
CTS Corp. * (a)                                             2,123     $   25,561
Cubic Corp.                                                 1,038         24,601
DDI Corp. *                                                 2,845          2,842
DSP Group, Inc. *                                           1,607         31,497
Electronics For Imaging, Inc. *                             3,479         55,351
Engineered Support Systems, Inc. *                            520         27,196
FEI Company *                                               1,061         26,005
Fisher Scientific International, Inc. *                     3,512         98,336
FLIR Systems, Inc. *                                          827         34,709
Franklin Electric, Inc.                                       502         23,629
Identix, Inc. * (a)                                         2,807         20,488
II-VI, Inc. *                                               1,064         15,715
Intermagnetics General Corp. *                                926         18,705
Intermediate Telephone, Inc. * (a)                          1,332         22,791
Itron, Inc. *                                                 995         26,099
Keithley Instruments, Inc. *                                  322          4,650
Lightpath Technologies, Inc., Class A * (a)                 2,099          1,889
Lufkin Industries, Inc. *                                     540         15,590
Maxwell Technologies, Inc. *                                1,369         11,938
Merix Corp. * (a)                                           1,116          9,575
Nanometrics, Inc. *                                           711         11,290
Nu Horizons Electronics Corp. *                             1,308         10,843
Park Electrochemical Corp. *                                1,059         28,063
Pemstar, Inc. * (a)                                         1,847          2,457
Photon Dynamics, Inc. *                                     1,109         33,270
Pixelworks, Inc. * (a)                                      1,332         11,175
Planar Systems Inc. * (a)                                     695         13,379
Research Frontiers, Inc. * (a)                                929         13,806
Rogers Corp. *                                              1,130         30,860
SBS Technologies, Inc. *                                      998         12,225
Sequa Corp., Class A *                                        311         20,336
Silicon Graphics, Inc. *                                   13,066         38,414
Somera Communications, Inc. * (a)                           2,085         14,887
Supertex, Inc. *                                              329          5,797
Technitrol, Inc. * (a)                                      2,029         47,276
Thomas & Betts Corp. *                                      3,680         68,448
Trimble Navigation, Ltd. *                                  1,846         28,613
Tripath Imaging, Inc. *                                     1,774          7,752
United Industrial Corp. *                                     964         21,063
Varian, Inc. *                                              2,015         66,394
Viasystems Group, Inc. *                                    2,842            199
X-Rite, Inc. *                                              1,883         16,024
Zebra Technologies Corp., Class A *                         1,681         81,058
Zygo Corp. *                                                1,239          9,974
                                                                      ----------
                                                                       1,260,967
ENERGY - 0.15%
Covanta Energy Corp. *                                      2,846             43
Energen Corp. *                                             1,880         51,700
Fuelcell Energy, Inc. *                                     2,402         24,717
Headwaters, Inc. *                                          1,808         28,476
Proton Energy Systems, Inc. * (a)                           2,112          6,779
                                                                      ----------
                                                                         111,715
FEDERAL AGRICULTURE MTG. CORP. - 0.02%
Federal Agricultural Mortgage Corp., Class C * (a)            606         16,180
                                                                      ----------

FINANCIAL SERVICES - 1.95%
Actrade Financial Technologies, Ltd. * (a)                    722          7,523
Advanta Corp., Class A * (a)                                1,706         18,527
Amcore Financial, Inc. *                                    1,512         35,033
Annaly Mortgage Management, Inc., REIT                      5,007         97,136
BKF Capital Group, Inc. *                                     467         13,310
Cash America International, Inc. *                          1,633         15,024

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
FINANCIAL SERVICES - CONTINUED
Charter Municipal Mortgage Acceptance Company, SBI          2,600     $   46,488
Clark/Bardes, Inc. *                                        1,238         28,276
Community Bank Systems, Inc. *                                709         22,865
Delphi Financial Group, Inc. *                                827         35,850
Downey Financial Corp. *                                    1,302         61,585
DVI, Inc. *                                                   807         15,575
Financial Federal Corp. * (a)                                 806         26,679
First Charter Corp. *                                       2,000         36,160
First Financial Holdings, Inc. *                            1,088         35,621
First Republic Bank *                                         682         18,755
Firstfed Financial Corp. *                                  1,186         34,394
Flushing Financial Corp.                                      778         15,941
Friedman, Billings, Ramsey Group, Inc. *                    2,093         26,644
Harbor Florida Bancshares, Inc.                             1,548         34,350
IndyMac Bancorp, Inc. *                                     3,899         88,429
Interactive Data Corp. *                                    2,589         37,696
International Bancshares Corp.                              1,312         55,419
Investors Real Estate Trust, SBI                            2,417         25,765
J.D. Edwards & Company *                                    6,674         81,089
Jeffries Group, Inc. * (a)                                  1,384         58,266
Jones Lang Lasalle, Inc. *                                  2,055         50,758
Ladenburg Thalmann Financial Services, Inc. *                 332            100
NBT Bancorp, Inc. *                                         1,603         28,966
NCO Group, Inc. * (a)                                       1,168         25,439
New Century Financial Corp. * (a)                             821         28,710
Oceanfirst Financial Corp.                                    598         14,436
Ocwen Financial Corp. *                                     2,676         14,718
PennFed Financial Services, Inc. *                            505         14,090
Seacoast Financial Services Corp.                           1,725         43,246
SoundView Technology Group, Inc. *                          3,002          5,103
Student Loan Corp. *                                          234         19,385
SWS Group, Inc. *                                           1,037         20,346
Thornburg Mortgage Asset Corp. *                            2,626         51,680
Triad Guaranty, Inc. *                                        443         19,284
UMB Financial Corp. *                                       1,143         53,572
United Community Financial Corp. *                          2,413         22,586
Westcorp, Inc.                                                790         25,240
WFS Financial, Inc. *                                         803         22,010
WSFS Financial Corp.                                          746         19,299
                                                                      ----------
                                                                       1,451,368
FOOD & BEVERAGES - 1.72%
American Italian Pasta Company, Class A *                   1,188         60,576
Bob Evans Farms, Inc. *                                     2,350         73,978
Boston Beer, Inc. *                                           567          9,015
Corn Products International, Inc. *                         2,290         71,265
Dean Foods Company *                                        5,694        212,386
Del Monte Foods Company *                                   1,724         20,343
Dole Food, Inc.                                             2,736         78,934
Dreyers Grand Ice Cream, Inc. *                             1,331         91,307
Farmer Brothers Company *                                      66         23,943
Fisher Communications, Inc. *                                 348         20,435
Fleming Companies, Inc. * (a)                               2,778         50,421
Flowers Foods, Inc. *                                       1,815         46,918
Hain Celestial Group, Inc. *                                1,633         30,210
International Multifoods Corp. *                            1,172         30,472
Interstate Bakeries Corp. *                                 1,954         56,431
J & J Snack Foods Corp. *                                     493         22,165
Lance, Inc. *                                               1,860         27,119
Performance Food Group Company *                            2,823         95,587
Pilgrims Pride Corp. *                                      1,258         17,612
Ralcorp Holdings, Inc. *                                    2,054         64,187
Robert Mondavi Corp., Class A * (a)                           545         18,655
Sensient Technologies Corp. * (a)                           3,141     $   71,489
The J.M. Smucker Company *                                  1,266         43,209
The Steak & Shake Company *                                 1,451         22,708
Triarc Companies, Inc., Class A *                             948         26,165
                                                                      ----------
                                                                       1,285,530
FOREST PRODUCTS - 0.30%
Caraustar Industries, Inc. *                                1,950         24,336
Louisiana Pacific Corp. *                                   6,695         70,900
Pope & Talbot, Inc. *                                       1,143         21,408
Rayonier, Inc. *                                            1,751         86,027
Universal Fast Products, Inc. *                               824         19,298
                                                                      ----------
                                                                         221,969
FUNERAL SERVICES - 0.06%
Stewart Enterprises, Inc., Class A *                        6,515         41,501
                                                                      ----------

FURNITURE & FIXTURES - 0.34%
American Woodmark Corp. *                                     348         19,533
Furniture Brands International, Inc. *                      3,534        106,904
Kimball International, Inc., Class B *                      2,038         33,403
La-Z-Boy, Inc.                                              3,087         77,854
Stanley Furniture, Inc. *                                     496         13,268
                                                                      ----------
                                                                         250,962
GAS & PIPELINE UTILITIES - 1.47%
AGL Resources, Inc. * (a)                                   3,725         86,420
American States Water Company                                 949         25,148
Atmos Energy Corp. *                                        2,769         64,905
California Water Service Group                              1,004         25,301
Cascade Natural Gas Corp. *                                 1,055         22,049
Middlesex Water Company                                       787         20,674
New Jersey Resources Corp.                                  1,838         54,864
Northwest Natural Gas Company *                             1,696         48,760
Northwestern Corp. * (a)                                    1,884         31,934
Nui Corp. *                                                   990         27,225
ONEOK, Inc. *                                               3,424         75,157
Peoples Energy Corp.                                        2,054         74,889
Philadelphia Suburban Corp.                                 3,724         75,225
Piedmont Natural Gas, Inc.                                  2,009         74,293
Semco Energy, Inc. (a)                                      1,900         17,195
South Jersey Industries, Inc.                                 801         27,034
Southern Union Company *                                    2,289         38,913
Southwest Gas Corp. *                                       1,979         48,980
Southwestern Energy Company *                               1,936         29,408
The Laclede Group, Inc. *                                   1,162         27,284
Transmontaigne, Inc. *                                      1,634          9,886
UGI Corp.                                                   1,628         51,998
Western Gas Resources, Inc. *                               1,390         51,986
WGL Holdings, Inc.                                          3,274         84,797
                                                                      ----------
                                                                       1,094,325
HEALTHCARE PRODUCTS - 0.45%
Advanced Neuromodulation Systems, Inc. *                      492         15,006
Apria Healthcare Group, Inc. *                              2,662         59,629
Arthrocare Corp. *                                          1,508         19,393
Aspect Medical Systems, Inc. *                              1,296          4,925
Bruker Daltonics, Inc. * (a)                                3,123         12,336
Conceptus, Inc. *                                             781         12,879
Diagnostic Products Corp. *                                 1,420         52,540
Esperion Therapeutics, Inc. *                               1,899         10,312
INAMED Corp. *                                                967         25,838
STERIS Corp. *                                              4,251         81,237
Thoratec Labs Corp. *                                       2,345         21,081
Zoll Medical Corp. *                                          669         21,762
                                                                      ----------
                                                                         336,938

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
HEALTHCARE SERVICES - 0.32%
Accredo Health, Inc. *                                      1,923     $   88,727
CorVel Corp. *                                                539         18,055
DIANON Systems, Inc. *                                        538         28,740
Eclipsys Corp. *                                            2,725         17,873
IMPATH, Inc. * (a)                                          1,119         20,086
National Healthcare Corp. *                                   903         19,189
Pediatrix Medical Group, Inc. *                             1,408         35,200
Select Medical Corp. *                                        850         13,311
                                                                      ----------
                                                                         241,181
HOLDINGS COMPANIES/CONGLOMERATES - 0.07%
Horace Mann Educators Corp. *                               2,658         49,625
                                                                      ----------

HOMEBUILDERS - 0.71%
Beazer Homes USA, Inc. * (a)                                  516         41,280
Champion Enterprises, Inc. * (a)                            3,248         18,254
Hovnanian Enterprises, Inc., Class A * (a)                    902         32,364
M.D.C. Holdings, Inc. (a)                                   1,089         56,628
Meritage Corp. *                                              360         16,434
NVR, Inc. *                                                   391        126,293
Palm Harbor Homes, Inc. * (a)                               1,202         23,870
Ryland Group, Inc. *                                        1,710         85,072
Schottenstein Homes, Inc.                                     572         21,553
Toll Brothers, Inc. *                                       2,672         78,290
Walter Industries, Inc. *                                   2,163         28,876
                                                                      ----------
                                                                         528,914
HOTELS & RESTAURANTS - 1.88%
AFC Enterprises, Inc. *                                       633         19,781
Alliance Gaming Corp. *                                     1,932         24,111
Applebees International, Inc.                               3,169         72,728
Argosy Gaming Corp. *                                       1,448         41,123
Aztar Corp. *                                               2,202         45,802
Boca Resorts, Inc., Class A *                               1,907         25,268
Boyd Gaming Corp. * (a)                                     2,103         30,283
Buca, Inc. * (a)                                              835         15,907
California Pizza Kitchen, Inc. * (a)                        1,070         26,536
CBRL Group, Inc. *                                          3,549        108,315
CEC Entertainment, Inc. *                                   1,776         73,349
Choice Hotels, Inc. *                                       2,204         44,102
Dover Downs Gaming & Entertainment, Inc.                      744          9,523
Hollywood Casino Corp. *                                      602          6,502
IHOP Corp. *                                                1,252         36,871
Isle of Capri Casinos, Inc. *                               1,326         26,851
Jack In the Box, Inc. *                                     2,378         75,620
La Quinta Corp. *                                           8,500         61,625
Landry's Restaurants, Inc. *                                  942         24,030
Lone Star Steakhouse & Saloon, Inc.                         1,210         28,544
Luby's Cafeterias, Inc. *                                   1,995         13,127
Magna Entertainment Corp., Class A *                        1,818         12,708
Marcus Corp. *                                              1,396         23,243
Mtr Gaming Group, Inc. *                                    1,493         24,933
O'Charley's, Inc. *                                         1,147         29,019
P.F. Chang's China Bistro, Inc. *                           1,104         34,688
Panera Bread Company, Class A *                             1,238         42,674
Papa Johns International, Inc. * (a)                        1,087         36,295
RARE Hospitality International, Inc. *                      1,504         40,488
Ruby Tuesday, Inc. *                                        4,142         80,355
Ryan's Family Steak Houses, Inc. *                          3,051         40,304
Shuffle Master, Inc. * (a)                                  1,191         21,879
Sonic Corp. *                                               2,075         65,176
Station Casinos, Inc. * (a)                                 2,254         40,234
The Cheesecake Factory, Inc. *                              2,393         84,904
Wyndham International, Inc., Class A *                     13,599         15,775
                                                                      ----------
                                                                       1,402,673
HOUSEHOLD APPLIANCES - 0.45%
Bassett Furniture Industries, Inc. *                         639      $   12,460
Blyth Industries, Inc.                                     2,087          65,156
Foamex International, Inc. *                               1,552          17,243
KB HOME *                                                  2,613         134,596
Libbey, Inc. *                                             1,023          34,884
Mission West Properties, Inc. *                            1,511          18,419
National Presto Industries Inc.                              317          10,144
The Toro Company *                                           729          41,436
                                                                      ----------
                                                                         334,338
HOUSEHOLD PRODUCTS - 0.65%
Applica, Inc. *                                            1,101          13,652
Bel Fuse, Inc., Class B *                                    619          16,744
Boyds Collection, Ltd. *                                   4,014          25,248
Church & Dwight, Inc. *                                    2,396          75,067
Dial Corp. *                                               6,204         124,204
Harman International Industries, Inc. *                    2,045         100,716
Martha Stewart Living Omnimedia, Inc., Class A * (a)         531           6,091
Playtex Products, Inc. *                                   1,690          21,885
Topps, Inc. *                                              2,545          25,603
Tupperware Corp. *                                         3,494          72,640
                                                                      ----------
                                                                         481,850
INDUSTRIAL MACHINERY - 1.76%
AGCO Corp. *                                               4,373          85,273
Albany International Corp., Class A                          973          26,183
AptarGroup, Inc. *                                         2,115          65,036
Briggs & Stratton Corp.                                    1,390          53,293
Circor International, Inc. *                                 741          12,708
Cognex Corp. *                                             2,162          43,348
Donaldson Company, Inc.                                    2,501          87,635
Energy Conversion Devices, Inc. *                          1,137          17,840
Flow International Corp. *                                   760           5,122
Flowserve Corp. *                                          2,892          86,182
Gardner Denver, Inc. *                                     1,050          21,000
Gorman Rupp Company *                                        589          18,554
Graco, Inc.                                                2,997          75,345
IDEX Corp. *                                               1,981          66,363
Kadant, Inc. *                                               948          15,642
Kaydon Corp. *                                             1,867          44,080
Kennametal, Inc. *                                         1,980          72,468
Lindsay Manufacturing Company *                              832          19,261
Manitowoc, Inc. * (a)                                      1,655          58,736
Milacron, Inc. *                                           1,099          11,155
Mueller Industry, Inc. *                                   1,950          61,913
NACCO  Industries, Inc., Class A                             485          28,179
Osmonics, Inc. *                                             937          14,898
Presstek, Inc. *                                           2,512          10,048
Quixote Corp. *                                              503           8,526
Roanoke Electric Steel Corp. *                               895          13,819
Robbins & Myers, Inc. *                                      520          13,650
Semitool, Inc. *                                           1,315          10,730
Stewart & Stevenson Services, Inc. *                       1,711          30,353
Tecumseh Products Company, Class A *                       1,012          53,717
Tennant Company *                                            654          25,898
Tredegar Industries, Inc. *                                1,101          26,589
Triumph Group, Inc. * (a)                                  1,123          50,086
U.S. Industries, Inc. *                                    4,181          14,424
UNOVA, Inc. *                                              3,370          21,871
Valmont Industries, Inc.                                   1,001          20,350
Watts Industries, Inc., Class A *                            994          19,731
                                                                      ----------
                                                                       1,310,006

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
INDUSTRIALS - 0.08%
Brooks-Pri Automation, Inc. *                               2,184     $   55,823
Terremark Worldwide, Inc. *                                24,858          6,215
                                                                      ----------
                                                                          62,038
INSURANCE - 1.93%
Alfa Corp.                                                  5,068         59,296
American Physicians Capital Inc. *                            732         13,512
Amerus Group Company * (a)                                  2,496         92,602
Argonaut Group, Inc. * (a)                                  1,584         33,929
Baldwin & Lyons, Inc., Class B *                              642         14,657
Brown & Brown, Inc. * (a)                                   2,980         93,870
CenturyBusiness Services, Inc. *                            4,693         15,294
Citizens, Inc. Class A *                                    1,705         22,131
CNA Surety Corp. *                                          1,234         17,955
Commerce Group, Inc.                                        1,580         62,489
Crawford & Company, Class B *                               2,515         20,372
FBL Financial Group, Inc., Class A *                          959         21,242
First American Financial Corp.                              4,385        100,855
Fremont General Corp. * (a)                                 3,966         16,578
Harleysville Group, Inc. *                                  2,039         56,521
Hilb, Rogal and Hamilton Company                            1,882         85,160
Kansas City Life Insurance Company *                          491         18,987
Landamerica Financial Group, Inc. *                         1,175         37,012
Liberty Corp. *                                             1,064         42,400
Midland Company                                               293         14,788
National Western Life Insurance Company, Class A *            150         17,243
Ohio Casualty Corp. *                                       3,624         75,742
Philadelphia Consolidated Holding Corp. * (a)                 786         35,637
PICO Holdings, Inc. *                                         963         15,957
PMA Capital Corp., Class A *                                1,032         21,827
Presidential Life Corp. *                                   1,356         27,486
Proassurance Corp. *                                        1,651         29,058
SCPIE Holdings, Inc. *                                        887          5,393
Selective Insurance Group, Inc. *                           1,667         47,226
Stancorp Financial Group, Inc. *                            1,887        104,728
State Auto Financial Corp. *                                  915         15,006
Stewart Information Services Corp. *                          748         15,371
UICI *                                                      2,526         51,025
United Fire & Casualty Company *                              455         17,190
Universal American Financial Corp. *                        3,507         23,532
Vesta Insurance Group, Inc. *                               2,441         10,447
W.R. Berkley Corp. *                                        1,348         74,140
Zenith National Insurance Corp. *                             478         15,224
                                                                      ----------
                                                                       1,441,882
INTERNATIONAL OIL - 0.02%
Trico Marine Services, Inc. *                               2,216         15,047
                                                                      ----------

INTERNET CONTENT - 0.17%
Alloy, Inc. * (a)                                           1,006         14,527
InfoSpace, Inc. *                                          15,435          6,328
Internet Capital Group, Inc. * (a)                         14,139          3,817
ITXC Corp. *                                                2,190         11,410
Multex.com, Inc. *                                          1,907          7,781
Overture Service, Inc. *                                    1,422         35,522
ProQuest Company *                                            871         30,920
Safeguard Scientifics, Inc. *                               6,870         13,740
                                                                      ----------
                                                                         124,045
INTERNET RETAIL - 0.08%
Freemarkets, Inc. * (a)                                     1,938         27,384
Priceline.com, Inc. * (a)                                   7,142         19,926
Stamps.com, Inc. *                                          3,522         15,603
                                                                      ----------
                                                                          62,913
INTERNET SERVICE PROVIDER - 0.04%
Internap Network Services Corp. * (a)                      11,094     $    2,552
Register.com, Inc. *                                        1,879         14,318
Starmedia Network, Inc. *                                   1,638             65
TriZetto Group, Inc. *                                      1,396         11,936
                                                                      ----------
                                                                          28,871
INTERNET SOFTWARE - 0.40%
Agile Software Corp. *                                      2,343         17,034
Akamai Technologies, Inc. * (a)                             5,615          7,299
Art Technology Group, Inc. *                                3,657          3,694
Centillium Communications, Inc. *                           1,810         15,783
Chordiant Software, Inc. *                                  1,811          3,531
Clarent Corp. * (a)                                         1,351             81
Digex, Inc., Class A *                                      2,362            520
E.piphany, Inc. *                                           4,164         18,280
Espeed, Inc., Class A *                                     1,104         12,045
F5 Networks, Inc. *                                         1,369         13,389
Genuity Inc., Class A * (a)                                   640          2,432
Inktomi Corp. *                                             7,729          6,801
Keynote Systems, Inc. *                                     2,073         15,174
Liberate Technologies, Inc. *                               7,453         19,668
Macromedia, Inc. *                                          3,855         34,194
PC-Tel, Inc. *                                              1,085          7,344
Portal Software, Inc. *                                     7,188          5,391
S1 Corp. *                                                  4,077         30,129
Sonicblue, Inc. * (a)                                       5,912          6,089
Stellent, Inc. *                                            1,116          5,022
Verity, Inc. *                                              1,908         21,160
Vitria Technology, Inc. *                                   5,000          4,800
Watchguard Technologies, Inc. *                             2,248         11,555
WebEx Communications, Inc. * (a)                            1,364         21,688
WebMethods, Inc. *                                          1,804         17,860
                                                                      ----------
                                                                         300,963
INVESTMENT COMPANIES - 0.31%
Affiliated Managers Group, Inc. * (a),                      1,394         85,731
American Capital Strategies, Ltd. *                         2,052         56,369
Gabelli Asset Management, Inc., Class A * (a)                 330         12,045
Medallion Financial Corp. *                                 1,439          7,598
Raymond James Financial, Inc. *                             2,428         69,125
                                                                      ----------
                                                                         230,868
LEASE RENTAL OBLIGATIONS - 0.04%
Rent-A-Center, Inc. *                                         473         27,439
                                                                      ----------

LEISURE TIME - 0.97%
4Kids Entertainment, Inc. * (a)                               715         14,800
Action Performance Companies, Inc. * (a)                      967         30,557
Ambassadors International, Inc. *                             377          3,793
AMC Entertainment, Inc. *                                   1,570         22,294
Arctic Cat, Inc. *                                            997         17,337
Bally Total Fitness Holding Corp. * (a)                     1,938         36,260
Championship Auto Racing Team, Inc. *                         848          8,353
Concord Camera Corp. *                                      2,031         10,360
Dover Motorsports, Inc.                                     1,883         10,733
Gaylord Entertainment Company *                             1,563         34,464
Handleman Company *                                         1,759         25,505
Hollywood Entertainment Corp. *                             3,138         64,894
K2, Inc. *                                                  1,303         13,356
Movie Gallery, Inc. *                                         912         19,261
Navigant International Inc. *                               1,048         16,213
Parkervision, Inc. * (a)                                      614         11,776
Penn National Gaming, Inc. *                                1,488         27,007
Pinnacle Entertainment, Inc. *                              1,992         21,175
Polaris Industries, Inc.                                    1,456         94,640

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
LEISURE TIME - CONTINUED
Scientific Games Corp., Class A *                             905     $    7,186
SCP Pool Corp. *                                            1,309         36,338
Speedway Motorsports, Inc. * (a)                              968         24,616
Sturm Ruger & Company, Inc. *                               1,513         21,409
The Nautilus Group, Inc. * (a)                              1,956         59,854
THQ, Inc. * (a)                                             2,213         65,992
Vail Resorts, Inc. * (a)                                      520          8,892
WMS Industries, Inc. *                                      1,333         16,329
                                                                      ----------
                                                                         723,394
LIFE SCIENCES - 0.09%
Acacia Research Corp. *                                     1,254          8,903
Incyte Pharmacuticals, Inc. *                               4,462         32,439
Symyx Technologies, Inc. *                                  1,766         24,583
                                                                      ----------
                                                                          65,925
MANUFACTURING - 0.62%
Acuity Brands, Inc. *                                       2,765         50,323
Armor Holdings, Inc. *                                      1,461         37,255
CoorsTek, Inc. *                                              526         16,259
Cuno, Inc. *                                                1,079         39,038
Esco Technologies, Inc. *                                     669         23,415
Hexcel Corp. *                                              2,561         11,140
Lancaster Colony Corp. *                                    1,859         66,292
Lydall, Inc. *                                              1,103         16,821
Mathews International Corp., Class A *                      2,099         49,012
Mine Safety Appliances Company                                595         23,800
National Service Industries, Inc.                           1,090          9,810
Nordson Corp. *                                             1,590         39,209
York International Corp. *                                  2,457         83,022
                                                                      ----------
                                                                         465,396
MEDICAL-HOSPITALS - 0.28%
American Medical Systems Holdings, Inc. * (a)               2,078         41,685
ICU Medical, Inc. *                                           479         14,801
Indevus Pharmaceuticals, Inc. *                             4,738          5,496
Novavax, Inc. *                                             1,228          5,158
Per-Se Technologies, Inc. *                                 2,088         19,208
Possis Medical, Inc. *                                      1,104         13,633
Province Healthcare Company * (a)                           3,117         69,696
PSS World Medical, Inc. *                                   5,115         41,431
                                                                      ----------
                                                                         211,108
METAL & METAL PRODUCTS - 0.22%
Commercial Metals Company *                                   846         39,711
Lawson Products, Inc. *                                       416         12,817
Quanex Corp. *                                                934         40,816
Timken Company *                                            3,174         70,875
                                                                      ----------
                                                                         164,219
MINING - 0.37%
Brush Wellman, Inc. *                                       1,435         17,794
Century Aluminum Company *                                  1,076         16,022
Cleveland-Cliffs, Inc. *                                      698         19,265
Kaiser Aluminum Corp. * (a)                                 1,502            150
Lincoln Electric Holding, Inc. *                            2,046         55,037
Oregon Steel Mills, Inc. *                                  2,328         13,968
Penn Virginia Corp. *                                         478         18,632
RTI International Metals, Inc. *                            1,444         17,545
Southern Peru Copper Corp.                                  1,236         18,528
Stillwater Mining Company *                                 2,697         43,907
USEC, Inc. *                                                5,955         52,404
                                                                      ----------
                                                                         273,252
MOBILE HOMES - 0.12%
Coachmen Industries, Inc. *                                   978         14,181
Fleetwood Enterprises, Inc. * (a)                           2,473         21,515
Skyline Corp. *                                               474         15,642
Winnebago Industries, Inc. *                                  891     $   39,204
                                                                      ----------
                                                                          90,542
NEWSPAPERS - 0.18%
Journal Register Company *                                  1,705         34,270
Lee Enterprises, Inc. *                                     2,862        100,170
                                                                      ----------
                                                                         134,440
OFFICE FURNISHINGS & SUPPLIES - 0.31%
Ikon Office Solutions, Inc. *                               9,178         86,273
Office Max, Inc. *                                          7,712         45,424
The Standard Register Company *                             1,026         35,079
United Stationers, Inc. *                                   2,062         62,685
                                                                      ----------
                                                                         229,461
PAPER - 0.34%
Buckeye Technologies, Inc. *                                1,781         17,454
Caseys General Stores, Inc. *                               2,653         31,942
Chesapeake Corp. *                                            972         25,593
Deltic Timber Corp. *                                         780         26,894
Ivex Packaging Corp. *                                      1,199         27,301
P.H. Glatfelter Company *                                     632         11,882
Potlatch Corp. *                                            1,793         60,998
Rock-Tenn Company, Class A *                                  652         11,964
Wausau-Mosinee Paper Corp. *                                3,087         37,198
                                                                      ----------
                                                                         251,226
PETROLEUM SERVICES - 0.56%
Atwood Oceanics, Inc. *                                       650         24,375
Cal Dive International, Inc. *                              2,252         49,544
Gulfmark Offshore, Inc. *                                     421         17,434
Horizon Offshore, Inc. *                                      767          6,473
Input/Output, Inc. *                                        3,449         31,041
Lone Star Technologies, Inc. * (a)                          1,764         40,396
Newpark Resources, Inc. * (a)                               4,425         32,524
Oceaneering International, Inc. *                           1,548         41,796
Pure Resources, Inc. *                                        787         16,370
SEACOR SMIT, Inc. *                                         1,110         52,558
Seitel, Inc. * (a)                                          1,901          1,901
Superior Energy Services, Inc. *                            3,583         36,367
Tesoro Petroleum Corp. *                                    3,132         24,273
Universal Compression Holdings, Inc. * (a)                    766         18,376
Veritas DGC, Inc. * (a)                                     2,158         27,191
                                                                      ----------
                                                                         420,619
PHARMACEUTICALS - 0.45%
aaiPharma, Inc. * (a)                                         743         16,703
Alexion Pharmaceuticals, Inc. * (a)                         1,111         16,832
Array BioPharma, Inc. *                                     1,235         11,905
Connetics Corp. * (a)                                       2,331         30,114
Cubist Pharmaceuticals, Inc. * (a)                          1,775         16,703
First Horizon Pharmaceutical Corp. *                          846         17,504
Guilford Pharmaceuticals, Inc. *                            2,301         17,349
Isis Pharmaceuticals, Inc. * (a)                            2,905         27,627
Ligand Pharmaceuticals, Inc., Class B *                     2,955         42,847
Nabi Biopharmaceuticals *                                   2,368         12,714
Noven Pharmaceuticals, Inc. *                               1,425         36,337
NPS Pharmaceuticals, Inc. *                                 1,820         27,882
Pain Therapeutics, Inc. *                                   1,372         11,470
Progenics Pharmaceuticals, Inc. *                             766          9,414
Regeneron Pharmaceuticals, Inc. * (a)                       1,923         27,903
Triangle Pharmaceuticals, Inc. * (a)                        3,415          9,255
ViroPharma, Inc. * (a)                                      2,178          3,115
                                                                      ----------
                                                                         335,674
PHOTOGRAPHY - 0.02%
CPI Corp. *                                                   842         16,411
Metromedia International Group, Inc. *                     17,483          1,224

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
PHOTOGRAPHY - CONTINUED
Polaroid Corp. *                                            1,525     $       38
                                                                      ----------
                                                                          17,673
PLASTICS - 0.04%
Spartech Corp. *                                              978         26,631
                                                                      ----------

POLLUTION CONTROL - 0.10%
Stericycle, Inc. * (a)                                      2,066         73,157
                                                                      ----------

PUBLISHING - 0.50%
American Greetings Corp., Class A * (a)                     4,011         66,823
Consolidated Graphics,  Inc. *                                803         15,257
John H. Harland Company *                                   1,941         54,736
John Wiley & Son, Class A                                   2,929         70,237
Mail-Well Holdings, Inc. *                                  2,454         12,761
Media General, Inc., Class A                                  790         47,400
Playboy Enterprises, Inc., Class B *                        1,033         13,171
Pulitzer, Inc.                                                536         27,818
Scholastic Corp. *                                          1,784         67,614
                                                                      ----------
                                                                         375,817
RAILROADS & EQUIPMENT - 0.22%
Florida East Coast Indiana, Inc. *                          1,568         39,670
J.B. Hunt Transport Services, Inc. *                          995         29,372
Kansas City Southern Industries, Inc. *                     3,977         67,609
Wabtec Corp. *                                              1,838         26,192
                                                                      ----------
                                                                         162,843
REAL ESTATE - 4.97%
Aaron Rents, Inc., Class B *                                1,042         24,956
Acadia Realty Trust, REIT                                   3,153         25,697
Alexandria Real Estate Equities, Inc., REIT                 1,049         51,758
Amli Residential Properties Trust, SBI *                      765         19,890
Anthracite Capital, Inc., REIT *                            2,162         28,646
Associated Estates Realty Corp., REIT *                     1,186         12,572
Avatar Holdings, Inc. *                                       467         13,095
Bedford Property Investments, Inc. *                          896         24,282
Boykin Lodging Company, REIT *                              1,845         20,166
Brandywine Realty Trust, REIT *                             1,731         44,833
BRE Properties, Inc., REIT                                  3,035         94,419
Camden Property Trust, REIT                                 2,315         85,724
Capital Automotive, REIT                                    1,115         26,604
Capstead Mortage Corp., REIT (a)                              855         19,238
CBL & Associates Properties, Inc., REIT                     1,331         53,905
CenterPoint Properties Trust *                              1,479         85,797
Chateau Communities, Inc., REIT                             1,420         43,452
Chelsea Property Group, Inc., REIT                          1,900         63,555
Colonial Properties Trust SBI (a)                           1,062         41,365
Commercial Net Lease Realty, REIT * (a)                     1,936         30,976
Cornerstone Realty Income Trust, Inc., REIT *               3,188         36,024
Corrections Corp. of America *                              2,050         35,465
Cousins Properties, Inc., REIT *                            2,347         58,112
Crown American Realty Trust, REIT (a)                       1,427         13,414
Developers Diversified Realty, REIT                         3,628         81,630
EastGroup Properties, Inc., REIT                            1,144         29,286
Entertainment Properties Trust, REIT                          999         24,625
Equity Inns, Inc., REIT                                     3,139         25,269
Essex Property Trust, REIT                                    959         52,457
Federal Realty Investment Trust, REIT *                     2,416         66,947
Felcor Lodging Trust, Inc., REIT                            2,004         36,773
First Industrial Realty Trust, Inc. *                       2,573         84,523
Gables Residential Trust, REIT *                            1,647         52,589
Getty Realty Corp., REIT *                                    812         16,443
Glenborough Realty Trust, Inc. *                            1,300         30,810
Glimcher Realty Trust *                                     1,505         27,843
Great Lakes Reit, Inc.                                        910     $   17,272
Health Care REIT, Inc. *                                    2,202         65,950
Healthcare Realty Trust                                     2,667         85,344
Highwoods Properties, Inc. *                                3,455         89,830
Home Properties of New York, Inc. *                         1,248         47,349
HRPT Properties Trust, REIT *                               8,450         74,782
Innkeepers USA Trust, REIT                                  1,820         17,436
Insignia Financial Group, Inc. *                            1,343         13,054
IRT Property Company *                                      1,799         22,919
JDN Realty Corp. *                                          1,798         22,475
JP Realty, Inc., REIT *                                       863         22,999
Kilroy Realty Corp., REIT                                   1,692         45,261
Koger Equity, Inc. *                                        1,866         36,014
Kramont Realty Trust, REIT *                                1,483         23,713
LaSalle Hotel Properties, REIT *                            1,139         17,939
Lexington Corporate Property Trust, REIT                    1,528         25,212
LNR Property Corp. *                                        1,451         50,059
Manufactured Home Communities, Inc.                           957         33,591
MeriStar Hospitality Corp., REIT *                          2,682         40,900
Mid-America Apartment Communities, Inc. *                     889         23,781
Mid-Atlantic Realty Trust, SBI *                              868         15,277
National Health Investments, Inc., REIT                     1,683         26,928
Nationwide Health Properties, Inc., REIT *                  3,244         60,825
Pan Pacific Retail Properties, Inc., REIT                   1,452         49,629
Parkway Properties, Inc. * (a)                                651         23,683
Pennsylvania Real Estate Investment SBI *                     914         24,779
Pinnacle Holdings, Inc., REIT *                             1,928             19
Post Properties, Inc., REIT *                               2,441         73,621
Prentiss Properties Trust, REIT                             2,047         64,992
PS Business Parks, Inc., REIT *                               815         28,484
Realty Income Corp.                                         2,190         80,855
Reckson Associates Realty Corp., REIT *                     2,336         58,166
Redwood Trust, Inc.                                           471         14,837
Regency Centers Corp., REIT                                 1,608         47,677
RFS Hotel Invs, Inc.                                        1,704         23,072
Saul Centers, Inc. *                                          720         18,648
Senior Housing Properties Trust, SBI                        1,684         26,439
Shurgard Storage Centers, Inc., Class A                     2,137         74,154
SL Green Realty Corp., REIT *                               1,667         59,429
Sovran Self Storage, Inc. *                                   873         29,830
Summit Properties, Inc.                                     1,716         40,069
Sun Communities, Inc., REIT                                   955         39,871
Taubman Centers, Inc., REIT *                               2,167         33,047
The Macerich Company, REIT *                                1,920         59,520
The Mills Corp., REIT                                       1,295         40,145
Town & Country Trust SBI * (a)                                903         20,227
Trammell Crow Company *                                     1,552         22,426
United Dominion Realty Trust, Inc., REIT                    6,892        108,549
United States Restaurant Properties, Inc. *                 1,687         27,954
Universal Health Realty Income Trust                          716         18,902
Ventas, Inc., REIT                                          4,240         54,060
Washington REIT,  REIT                                      2,571         74,302
Weingarten Realty Investors, REIT                           2,586         91,544
Winston Hotels, Inc., REIT *                                1,906         18,603
                                                                      ----------
                                                                       3,709,583
RETAIL GROCERY - 0.24%
7 Eleven, Inc. *                                            1,741         14,015
Ingles Markets, Inc. *                                      1,187         15,051
Nash-Finch Company *                                          850         27,166
Pathmark Stores, Inc. *                                     2,033         38,241
Ruddick Corp. *                                             2,117         35,904
Smart & Final, Inc. *                                       1,177          9,181
Spartan Stores Inc. *                                       1,948          5,980

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                            SHARES      VALUE
                                                            ------      -----
RETAIL GROCERY - CONTINUED
The Great Atlantic & Pacific Tea Company, Inc. *             1,239    $   23,157
United Natural Foods, Inc. *                                   618        12,051
                                                                      ----------
                                                                         180,746
RETAIL TRADE - 3.16%
99 Cents Only Stores *                                       2,142        54,942
Ann Taylor Stores Corp. *                                    2,415        61,317
Buckle, Inc. *                                                 562        13,853
Building Materials Holding Corp. *                           1,132        16,267
Burlington Coat Factory Warehouse Corp. *                    1,234        26,223
Cato Corp., Class A                                          1,082        24,129
Charlotte Russe Holding, Inc. *                              1,511        33,741
Charming Shoppes, Inc. *                                     7,020        60,653
Chico's FAS, Inc. * (a)                                      2,193        79,650
Childrens Place Retail Stores, Inc. * (a)                      696        18,445
Christopher & Banks Corp. *                                  1,470        62,181
Circuit City Stores, Inc. * (a)                              2,385        51,635
Claire's Stores, Inc.                                        2,969        67,990
Cole National Corp. Class A *                                  800        15,200
Cost Plus, Inc. * (a)                                        1,408        42,886
Daisytek International Corp. * (a)                           1,142        19,368
Delias Corp. *                                               2,110        10,761
Dillard's, Inc., Class A *                                   4,021       105,712
Electronics Boutique Holdings Corp. * (a)                      592        17,346
Factory 2-U Stores, Inc. *                                     992        13,739
Footstar, Inc. *                                             1,381        33,793
Fossil, Inc. *                                               1,243        25,556
Fred's, Inc., Class A                                        1,158        42,591
Friedmans, Inc., Class A                                     1,264        16,431
Genesco, Inc. * (a)                                          1,454        35,405
Group 1 Automotive, Inc. *                                     974        37,158
Guitar Center, Inc. *                                        1,066        19,774
Hancock Fabrics, Inc.                                        1,159        21,534
Haverty Furniture Companies, Inc. *                          1,023        20,204
Hibbett Sporting Goods, Inc. *                                 552        14,021
Hot Topic, Inc. * (a)                                        1,742        46,529
Intertan, Inc. *                                             1,608        17,929
J Jill Group Inc. *                                            727        27,590
Linens'n Things, Inc. *                                      2,310        75,791
Longs Drug Stores Corp. *                                    2,105        59,550
Michael's Stores, Inc. *                                     4,272       166,608
MSC Industrial Direct Company, Inc., Class A *               2,598        50,661
Pep Boys-Manny, Moe & Jack *                                 2,889        48,680
Petsmart, Inc. *                                             6,340       101,694
Pier 1 Imports, Inc.                                         6,039       126,819
Pricesmart, Inc. *                                             368        14,186
School Specialty, Inc. * (a)                                 1,046        27,782
Shopko Stores, Inc. * (a)                                    1,889        38,158
Stein Mart, Inc. *                                           1,748        20,749
Steven Madden, Ltd. *                                          830        16,458
The Dress Barn, Inc. *                                       2,032        31,435
The Mens Wearhouse, Inc. * (a)                               2,211        56,381
The Wet Seal, Inc., Class A *                                1,501        36,474
The Yankee Candle, Inc. *                                    1,064        28,824
Too, Inc. *                                                  2,077        63,972
Transport World Entertainment Corp. * (a)                    1,756        10,237
Tuesday Morning Corp. *                                        759        14,087
Tweeter Home Entertainment Group, Inc. * (a)                 1,398        22,843
Ultimate Electronics, Inc. *                                   553        14,328
Unifirst Corp. *                                               643        16,268
Urban Outfitters, Inc. *                                       398        13,819
Valuevision International, Inc., Class A *                   1,516        27,515
Wild Oats Markets, Inc. * (a)                                1,532        24,665
Wilsons Leather Experts, Inc. * (a)                          1,108        15,512
Zale Corp. *                                                 2,126    $   77,067
                                                                      ----------
                                                                       2,355,116
SANITARY SERVICES - 0.13%
Casella Waste Systems, Inc., Class A *                       1,285        15,433
Ionics, Inc. *                                               1,169        28,348
Waste Connections, Inc. * (a)                                1,777        55,514
                                                                      ----------
                                                                          99,295
SEMICONDUCTORS - 1.76%
Actel Corp. *,                                               1,600        33,632
Advanced Energy Industries, Inc. *                           1,221        27,082
Alliance Semiconductor Corp. *                               2,027        14,392
American Superconductor Corp. * (a)                          1,830         9,992
Asyst Technologies, Inc. * (a)                               2,493        50,733
ATMI, Inc. * (a)                                             1,832        40,982
AXT, Inc. *,                                                 1,560        12,449
Caliper Technologies Corp. * (a)                             1,620        13,527
ChipPac, Inc., Class A * (a)                                 2,620        16,192
Credence Systems Corp. *                                     3,669        65,198
Cymer, Inc. *                                                1,953        68,433
Electroglas, Inc. * (a)                                      1,449        14,490
Emcore Corp. *                                               1,951        11,706
ESS Technology, Inc. * (a)                                   2,150        37,711
Exar Corp. *                                                 2,288        45,119
GlobespanVirata, Inc. *                                      6,797        26,304
Integrated Silicon Solution, Inc. *                          1,853        16,529
Intergrated Electrical Services, Inc. *                      2,442        15,262
Intersil Corp., Class A *                                    1,926        41,178
JNI Corp. *                                                  1,465         5,128
Kopin Corp. *                                                4,810        31,746
Kulicke & Soffa Industries, Inc. *                           3,315        41,073
LTX Corp. * (a)                                              3,083        44,025
Mattson Technology, Inc. * (a)                               2,570        11,873
MEMC Electronic Materials, Inc. * (a)                        2,986        14,631
Microsemi Corp. *                                            1,869        12,335
MIPS Technologies, Inc., Class A * (a)                       3,130        19,312
MKS Instruments, Inc. *                                      1,368        27,456
Oak Technology, Inc. *                                       3,070        13,907
ON Semiconductor Corp. *                                     1,553         3,199
Pericom Semiconductor Corp. *                                1,610        18,660
Phoenix Technology, Ltd. *                                   1,812        18,120
Photronics, Inc. *                                           1,740        32,956
Pioneer Standard Electronics, Inc. * (a)                     2,108        21,902
PLX Technology, Inc. *                                       1,369         5,818
Power Integrations, Inc. *                                   1,790        32,039
Rambus, Inc. * (a)                                           5,913        24,184
Rudolph Technologies, Inc. *                                   656        16,354
Silicon Image, Inc. *                                        4,039        24,719
Silicon Laboratories, Inc. * (a)                               637        17,237
Siliconix, Inc. *                                              501        13,878
Sipex Corp. *                                                1,842         9,006
Skyworks Solutions, Inc. *                                   3,020        16,761
Therma-Wave, Inc. *                                          1,314        14,966
Three-Five Systems, Inc. * (a)                               1,349        15,379
TranSwitch Corp. *                                           5,439         3,481
Trikon Technologies, Inc. *                                    878         7,893
Triquint Semiconductor, Inc. *                               8,255        52,915
Ultratech Stepper, Inc. *                                    1,286        20,820
Varian Semiconductor Equipment, Inc. *                       2,015        68,369
Veeco Instruments, Inc. * (a)                                1,884        43,539
Xicor, Inc. *                                                1,664         6,723
Zoran Corp. *                                                1,828        41,879
                                                                      ----------
                                                                       1,313,194

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
SOFTWARE - 2.01%
Acclaim Entertainment, Inc. *                               4,218     $   14,890
Activision, Inc. *                                          2,296         66,722
Actuate Corp. *                                             3,326         14,967
Allscripts Heathcare Solution, Inc. * (a)                   2,695         10,079
ANSYS, Inc. *                                               1,088         21,869
Aremissoft Corp. *                                            677            176
Ascential Software Corp. *                                 15,673         43,728
AsiaInfo Holdings, Inc. * (a)                               2,003         26,540
Aspen Technology, Inc. * (a)                                2,070         17,264
Avocent Corp. *                                             2,859         45,515
Aware, Inc. *                                               1,864          7,083
BARRA, Inc. * (a)                                             823         30,599
Borland Software Corp. *                                    3,542         36,483
Brio Technology, Inc. * (a)                                 1,144          1,121
Caminus Corp. *                                               851          4,961
Carreker Corp. * (a)                                        1,641         18,871
Centra Software, Inc. *                                     1,599          2,974
CIBER, Inc. *                                               3,721         26,977
Cognizant Technology Solutions Corp., Class A *               550         29,562
Commerce One, Inc. * (a)                                   18,084          6,872
Covansys Corp. *                                            1,290          7,250
Dendrite International, Inc. *                              2,107         20,375
Docent, Inc. * (a)                                          3,984          4,582
Documentum, Inc. *                                          2,534         30,408
Embarcadero Tech, Inc. *                                      656          4,054
Entegris, Inc. *                                            2,488         36,325
Epiq Systems, Inc. *                                          936         15,931
EXE Technologies, Inc. *                                    2,330          2,610
Fair Issac & Company, Inc. (a)                              1,783         58,607
HNC Software, Inc. *                                        2,293         38,293
Hyperion Solutions Corp. *                                  2,243         40,906
I Many, Inc. * (a)                                          3,196          8,786
Imation Corp. *                                             2,287         68,061
Industries International, Inc. *                            2,579          6,164
InfoUSA, Inc. *                                             2,150         11,763
JDA Software Group, Inc. *                                  1,516         42,842
Kana Software, Inc. * (a)                                   1,274          5,096
Keane, Inc. *                                               3,519         43,636
Manhattan Associates, Inc. * (a)                            1,010         32,482
Mapinfo Corp. *                                               944          8,590
Matrixone, Inc. *                                           2,023         12,158
MCSI, Inc. *                                                1,291         14,510
Metasolv, Inc. *                                            2,389          9,389
Micro General Corp. *                                       1,033         17,241
Midway Games, Inc. * (a)                                    2,251         19,133
MRO Software, Inc. *                                          952         10,834
MSC Software Corp. *                                        1,966         17,596
Netegrity, Inc. *                                           1,748         10,768
NetIQ Corp. *                                               2,676         60,558
Netscout Systems, Inc. *                                    1,320          9,002
NMS Communications Corp. * (a)                              2,684          6,522
Novadigm, Inc. *                                            1,049          7,626
Novell, Inc. *                                             21,233         68,158
Numerical Technologies, Inc. *                              1,514          6,048
NYFIX, Inc. * (a)                                           1,730         14,705
Onyx Software Corp. * (a)                                   2,573          8,697
Plato Learning, Inc. *                                        876          8,646
Pomeroy Computer Resources, Inc. *                            872         12,714
Progress Software Corp. *                                   2,134         31,496
Puma Technology, Inc. *                                     2,134          1,195
Red Hat, Inc. *                                             2,206         12,949
Roxio, Inc. * (a)                                           1,347          9,698
Saba Software, Inc. *                                       2,910          7,420
Secure Computing Corp. *                                    1,958         14,783
Seebeyond Technology Corp. *                                2,582     $    8,004
Selectica, Inc. *                                             933          3,704
Serena Software, Inc. * (a)                                 1,138         15,587
Speechworks International, Inc. *                           1,501          5,522
SPSS, Inc. *                                                  837         13,007
Starbase Corp. *                                            3,345            703
Synopsys, Inc. *                                              927         50,809
Take-Two Interactive Software, Inc. * (a)                   2,633         54,213
The 3DO Company * (a)                                       1,587            921
Transaction Systems Architects, Inc., Class A *             2,706         31,823
Viewpoint Corp. *                                           2,692         12,975
                                                                      ----------
                                                                       1,503,128
STEEL - 0.37%
Bethleham Steel Corp. *                                    17,053          3,581
Carpenter Technology Corp. *                                1,269         36,560
NS Group, Inc. *                                            1,644         15,700
Reliance Steel & Aluminum Company *                         1,714         52,277
Ryerson Tull, Inc. *                                        1,332         15,491
Steel Dynamics, Inc. *                                      1,681         27,686
Texas Industries, Inc. *                                    1,401         44,118
Worthington Industries, Inc. *                              4,478         81,052
                                                                      ----------
                                                                         276,465
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.91%
Adelphia Business Solutions, Inc. *                         2,037             20
ADTRAN, Inc. *                                              1,395         26,504
Andrew Corp. *                                              5,200         74,516
Arris Group, Inc. *                                         3,277         14,416
Aspect Communications, Inc. * (a)                           4,392         14,054
AT&T Latin America Corp. *                                  9,352          5,050
Boston Communications Group, Inc. *                         1,100          8,844
Brightpoint, Inc. *                                           523          1,334
Carrier Access Corp. *                                        776            861
Choice One Communications, Inc. * (a)                         822            732
Commonwealth Telephone Enterprises, Inc. *                    693         27,886
Commscope, Inc. *                                           3,347         41,837
Copper Mountain Networks, Inc. *                            7,837          6,583
CT Communications, Inc. *                                   1,039         16,832
Digital Lightwave, Inc. * (a)                                 802          1,877
Ditech Communications Corp. * (a)                           2,311          6,563
General Communication, Inc. *                               2,642         17,622
Harmonic, Inc. *                                            3,908         14,299
Ibasis, Inc. *                                              1,720            636
IDT Corp. *                                                 2,799         47,359
Impsat Corp. *                                              1,796             40
InterDigital Communication Corp. *                          3,546         32,091
Intrado, Inc. *                                               966         18,702
ITC DeltaCom, Inc. * (a)                                    2,971            178
Mastec, Inc. *                                              1,936         14,249
MRV Communications, Inc. *                                  4,611          7,055
New Focus, Inc. *                                           3,224          9,575
Newport Corp. * (a)                                         2,290         35,861
Ntelos, Inc. * (a)                                          1,097          1,547
Performance Technologies, Inc. *                            1,229          8,148
Plantronics, Inc. *                                         2,167         41,195
Powerwave Technologies, Inc. *                              4,029         36,906
Price Communications Corp. *                                3,161         50,576
Proxim Corp., Class A *                                     9,933         29,789
REMEC, Inc. *                                               2,603         14,603
Spectrian Corp. *                                           1,028         10,660
Symmetricom, Inc. *                                         1,664          6,074
Terayon Communication Systems, Inc. * (a)                   4,079          5,425
Tollgrade Communications, Inc. *                              949         13,922

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED
Touch America Holdings, Inc. *                              6,034    $    16,594
                                                                     -----------
                                                                         681,015
TELEPHONE - 0.06%
Centennial Communications Corp., Class A *                    752          1,835
D&E Communications, Inc. *                                    512          5,381
Dobson Communications Corp., Class A *                      1,677          1,442
Hickory Tech Corp. *                                        1,007         15,105
North Pittsburgh Systems, Inc. *                            1,349         21,705
Rural Cellular Corp., Class A *                               488            508
XO Communications, Inc., Class A * (a)                     10,772            216
                                                                     -----------
                                                                          46,192
TIRES & RUBBER - 0.29%
Bandag, Inc. *                                                756         21,410
Carlisle Companies, Inc. *                                  1,941         87,306
Cooper Tire & Rubber Company *                              3,979         81,769
Myers Indiana, Inc.                                         1,430         24,510
                                                                     -----------
                                                                         214,995
TOBACCO - 0.20%
Dimon, Inc. *                                               2,887         19,978
Schweitzer Mauduit International, Inc. *                    1,023         25,166
Standard Commercial Corp. *                                   663         14,387
Universal Corp. *                                           1,757         64,482
Vector Group, Ltd. * (a)                                    1,322         23,267
                                                                     -----------
                                                                         147,280
TOYS, AMUSEMENTS & SPORTING GOODS - 0.06%
Jakks Pacific, Inc. *                                       1,314         23,271
Russ Berrie & Company, Inc.                                   642         22,727
                                                                     -----------
                                                                          45,998
TRANSPORTATION - 0.26%
Alexander & Baldwin, Inc. *                                 2,592         66,174
Heartland Express, Inc. *                                   1,685         40,322
Offshore Logistics, Inc. *                                  1,118         26,709
Overseas Shipholding Group, Inc. *                          1,809         38,133
RailAmerica, Inc. * (a)                                     2,234         24,172
                                                                     -----------
                                                                         195,510
TRAVEL SERVICES - 0.04%
Pegasus Systems, Inc. *                                     1,779         31,132
                                                                     -----------

TRUCKING & FREIGHT - 1.03%
Airborne, Inc. *                                            3,175         60,960
Arkansas Best Corp. *                                       1,450         36,946
EGL, Inc. * (a)                                             2,414         40,941
Forward Air Corp. *                                         1,106         36,255
Kirby Corp. *                                               1,299         31,761
Knight Transportation, Inc. *                               1,294         30,008
Landstar Systems, Inc. *                                      519         55,455
Midwest Express Holdings, Inc. *                            1,085         14,322
Pittston Brink's Group *                                    3,426         82,224
Roadway Express, Inc. *                                       858         30,828
Ryder Systems, Inc. *                                       3,291         89,153
Swift Transportation, Inc. *                                3,745         87,258
U.S. Freightways Corp. *                                    1,726         65,364
Werner Enterprises, Inc.                                    2,315         49,333
Yellow Corp. *                                              1,761         57,056
                                                                     -----------
                                                                         767,864
TOTAL COMMON STOCK
(Cost: $52,174,093)                                                  $50,353,489
                                                                     -----------
PREFERRED STOCK - 0.07%
DOMESTIC OIL - 0.07%
Stone Energy Corp. *                                        1,404    $    56,511
                                                                     -----------

TOTAL PREFERRED STOCK
(Cost: $64,299)                                                      $    56,511
                                                                     -----------
WARRANTS - 0.00%
DOMESTIC OIL - 0.00%
Magnum Hunter Resources, Inc. *,
   (Expiration date 03/21/2005; strike
   price $15.00)                                              336            279
                                                                     -----------

TOTAL WARRANTS
(Cost: $330)                                                         $       279
                                                                     -----------

                                                      PRINCIPAL
                                                       AMOUNT           VALUE
                                                       ------           -----
SHORT TERM INVESTMENTS - 23.70%
Navigator Securities Lending Trust, 1.95%            $ 6,213,263     $ 6,213,263

Federal National Mortgage Association
   Discount Notes, 1.76% due 08/21/2002               10,000,000       9,975,400
United States Treasury Bills,
   1.72% due 07/25/2002 -08/29/2002 ****               1,200,000       1,197,945
   1.69% due 09/19/2002 ****                             300,000         298,893
                                                                     -----------
                                                                     $17,685,501
REPURCHASE AGREEMENTS - 8.76%
Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to
   be repurchased at $6,537,981 on
   07/01/2002, collateralized by
   $6,695,000 U.S. Treasury Bills, 1.57%
   due 09/19/2002 (valued at $6,669,894
   including interest)                               $ 6,537,000     $ 6,537,000
                                                                     -----------

TOTAL INVESTMENTS (SMALL CAP INDEX TRUST)
(Cost: $76,461,223)                                                  $74,632,780
                                                                     ===========

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

INTERNATIONAL INDEX TRUST

                                                           SHARES       VALUE
                                                           ------       -----
COMMON STOCK - 82.25%
AUSTRALIA - 3.36%
Amcor, Ltd.                                                 6,624     $   30,732
AMP Diversified Property Trust                              2,541          3,777
AMP, Ltd. *                                                10,013         87,950
Aristocrat Leisure, Ltd. (a)                                2,388          7,274
Austrailia Gas & Light Company, Ltd.                        3,296         18,280
Australia & New Zealand Bank Group                         13,146        142,782
Australian Stock Exchange, Ltd.                               957          7,220
BHP Billiton, Ltd.                                         33,006        191,415
Boral, Ltd.                                                 5,824         12,297
Brambles Industries, Ltd.                                   8,320         44,222
BRL Hardy, Ltd.                                             1,352          6,859
Coca-Cola Amatil, Ltd.                                      5,903         21,205
Cochlear, Ltd.                                                563         10,794
Coles Myer, Ltd.                                            8,768         32,731
Colonial First State Property Trust Group                   4,683          5,827
Commonwealth Bank of Australia *                           11,050        204,881
Computershare, Ltd.                                         3,053          3,782
CSL, Ltd. *                                                 1,512         27,396
CSR, Ltd. *                                                 8,363         30,089
David Jones, Ltd.                                           2,251          1,343
Deutsche Office Trust                                       6,793          4,972
ERG, Ltd. *                                                 3,508            593
Fosters Brewing Group (a)                                  16,368         43,500
Futuris Corp., Ltd.                                         8,604          6,588
Gandel Retail Trust                                         7,126          4,895
General Property Trust *                                   16,557         26,196
Goodman Fielder, Ltd.                                       7,242          6,810
Harvey Norman Holding, Ltd.                                 2,506          4,318
Iluka Resources, Ltd.                                       1,222          3,378
James Hardie Industries NV                                  4,049         14,819
John Fairfax Holdings, Ltd.                                 5,668         10,563
Leighton Holdings                                           1,493          8,734
Lend Lease Corp.                                            4,179         24,800
M.I.M Holdings, Ltd. *                                     17,863         13,075
Macquarie Bank, Ltd.                                        1,939         31,934
Macquarie Infrastructure Group                             16,062         26,136
Mayne Nickless, Ltd.                                        7,433         17,327
Mirvac Group                                                3,427          8,066
National Australia Bank, Ltd. * (a)                        13,808        275,221
Newcrest Mining, Ltd.                                       2,619         11,178
News Corp., Ltd.                                           13,088         71,334
NRMA Insurance Group, Ltd. *                               12,178         21,599
OneSteel, Ltd.                                              2,567          1,893
Orica, Ltd.                                                 3,066         16,521
Origin Energy, Ltd.                                         6,909         13,110
Pacific Dunlop, Ltd. *                                      1,048          3,706
PaperlinkX, Ltd.                                            3,400          9,285
Publishing & Broadcasting, Ltd. (a)                         1,113          5,671
QBE Insurance Group, Ltd. (a)                               4,591         17,164
Rio Tinto, Ltd.                                             2,779         52,449
Santos, Ltd.                                                5,110         18,587
Sonic Healthcare, Ltd.                                      3,104          9,001
Sons Of Gwalia, Ltd.                                          670          2,282
Southcorp, Ltd.                                             4,942         14,776
Stockland Trust Group                                       6,279         15,520
Suncorp-Metway, Ltd.                                        4,696         32,549
Tab, Ltd. *                                                 3,241          5,675
TABCORP Holdings, Ltd.                                      3,131         22,036
Telstra Corp.                                              23,998         62,966
Transurban Group *                                          5,224         12,354
Wesfarmers, Ltd.                                            3,112         47,660
Westfield Holdings, Ltd.                                    3,692         31,099
Westfield Trust                                            16,764         32,092
Westpac Banking Corp., Ltd.                                15,340        140,268
WMC, Ltd. *                                                 9,881         50,572
Woodside Petroleum, Ltd.                                    4,119         31,472
Woolworths, Ltd.                                            8,501         62,942
                                                                      ----------
                                                                       2,238,542
AUSTRIA - 0.12%
Axis Vermoegensverwal Tungs *                                  14              0
Best Water Technology AG *                                     93          2,196
Bohler Uddeholm AG *                                          178          8,573
Erste Bank AG                                                 241         17,188
Flughafen Wien AG                                             119          4,082
Mayr Melnhof Karto                                             68          4,895
Oesterreichische Elektrizitaets AG, Class A (a)               104          9,017
OMV AG                                                        129         12,652
RHI AG *                                                       94            685
Telekom Austria AG *                                        1,150          9,205
VA Technologie AG                                              71          1,873
Wienerberger Baustoffindustrie AG (a)                         464          8,119
                                                                      ----------
                                                                          78,485
BELGIUM - 0.90%
Agfa Gevaert NV                                               791         14,378
Barco NV                                                       70          2,940
Bekaert SA                                                    127          6,003
Colruyt SA                                                    221         10,348
Compagnie Maritime Belge SA *                                  42          2,387
Delhaize-Le Lion SA                                           546         25,565
Dexia                                                       5,012         77,419
Electrabel SA                                                 335         77,273
Fortis                                                      7,999        170,947
Goupe Bruxelles *                                             775         40,413
Interbrew                                                   1,257         36,020
KBC Bancassurance Holding NV                                1,105         44,605
Omega Pharma SA                                               134          5,990
SA D'Ieteren Trading NV *                                      31          5,583
Solvay SA                                                     476         34,206
UCB SA *                                                    1,010         36,987
Union Miniere SA * (a)                                        145          6,246
                                                                      ----------
                                                                         597,310
DENMARK - 0.64%
AS Dampskibsselskabet Svendborg *                               2         19,642
AS Det Ostasiatiske Kompagni *                                113          2,564
Bang & Olufsen AS - B Series                                  100          2,641
Carlsberg AS, B Shares                                        200         10,458
D/S 1912 (a)                                                    3         22,495
Danisco AS                                                    400         14,599
Danske Bank A/S                                             5,000         91,905
DSV,  De Sammernsluttede Vognmaend, Series B *
                                                              200          5,999
FLS Industries AS, B Shares *                                 700          8,918
GN Store Nord AS *                                          1,823          6,678
Group 4 Falck                                                 800         27,605
H. Lundbeck AS *                                              638         16,850
ISS International AS *                                        300         15,806
Navision Software *                                           200          7,936
NEG Micon A/S * (a)                                           200          6,105
NKT Holding                                                   100          1,141
Novo Nordisk AS                                             2,277         75,246
Novozymes AS, B Shares                                        426          9,611
Tele Danmark AS *                                           1,350         37,266
Topdanmark AS *                                               200          6,238

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
DENMARK - CONTINUED
Vestas Wind Systems                                           768     $   20,793
William Demant Holdings *                                     600         15,607
                                                                      ----------
                                                                         426,103
FINLAND - 1.44%
Amer Group, Ltd.                                              300          9,759
Asko Oyj *                                                    200          4,140
Fortum Corp.                                                1,400          8,059
Instrumentarium Corp.                                         600         15,112
KCI Konecranes International                                  200          6,703
Kesko Oyj                                                     500          5,668
Kone Corp.                                                    600         17,743
Metra Oyj, B Shares *                                         200          3,344
Metso Oyj                                                     800         10,331
Nokia AB Oyj                                               42,105        615,104
Orion, Series B                                               300          7,009
Outokumpu Oyj (a)                                           1,100         13,229
Oyj Hartwall ABP *                                            400         11,218
Pohjola Group PLC (a)                                         200          3,598
Rautaruukki Oyj                                               800          3,746
Sampo Oyj, A Shares                                         2,700         21,026
Sonera Oyi *                                                6,350         24,099
Stora Enso Oyj                                              5,959         83,353
Tieto Corp.                                                   681         16,782
UPM-Kymmene Oyj                                             2,100         82,513
                                                                        --------
                                                                         962,536
FRANCE - 7.97%
Accor SA (a)                                                1,505         60,930
Air France *                                                  657         10,977
Air Liquide (a)                                               858        131,771
Alcatel SA (a)                                              9,652         66,982
Alstom * (a)                                                1,765         18,634
Altran Technologies (a)                                       522         15,180
Atos Origin SA *                                              160         10,173
Autoroutes du Sud de la France *                              651         17,647
Aventis SA (a)                                              5,980        422,951
AXA (a)                                                    12,007        219,201
BNP Paribas SA (a)                                          7,023        387,684
Bouygues SA                                                 1,707         47,603
Business Objects SA * (a)                                     512         14,964
Cap Gemini SA (a)                                             884         35,074
Carrefour (a)                                               4,647        251,027
Casino Guich Perrachon SA (a)                                 375         31,698
Castorama Dubois Investissemnt SA (a)                         547         35,048
Club Mediterranee SA * (a)                                    101          3,335
Compagnie De Saint Gobain *                                 2,588        115,948
CSF Thomson * (a)                                             749         31,748
Dassault Systemes SA (a)                                      478         21,792
Essilor International                                         751         30,478
European Aeronautic Defence & Space Company * (a)           2,323         35,654
France Telecom, ADS (a)                                     3,800         35,323
Groupe Danone * (a)                                         1,094        150,115
Imerys SA                                                      91         11,617
L'Air Liquide SA *                                            580         89,076
L'Oreal SA (a)                                              3,198        249,042
Lafarge SA-Prime de Fidelite 2003                             494         49,183
Lafarge SA (a)                                                618         61,529
Lagardere S.C.A                                             1,152         49,784
LVMH Moet Hennessy (a)                                      2,104        105,775
Michelin (CGDE)-B (a)                                         963         38,949
Pechiney SA, Class A (a)                                      579         26,397
Pernod-Ricard SA                                              385         37,648
Peugoet SA (a)                                              1,532     $   79,359
Pinault-Printemps-Redoute * (a)                               685         81,096
Publicis Groupe SA                                            930         25,623
Renault Regie Nationale SA (a)                              1,301         60,725
Sagem SA                                                      128          8,580
Sanofi-Synthelabo SA (a)                                    3,785        229,834
Schneider Electric SA *                                     1,744         93,608
Societe BIC SA *                                              435         17,366
Societe Generale *                                          2,755        181,140
Societe Generale d'Enterprises SA * (a)                       573         38,776
Societe Television Francaise 1 * (a)                        1,050         28,060
Sodexho Alliance                                              930         35,203
STMicroelectronics NV                                       5,272        131,221
Suez SA (a)                                                 7,140        190,033
Technip-Coflexop SA (a)                                       142         14,921
Thomson Multimedia * (a)                                    1,334         31,494
TotalFinaElf SA, B Shares (a)                               5,673        919,351
Unibail SA                                                    273         16,819
Usinor SA *                                                   357          4,987
Valeo                                                         585         24,278
Vivendi Universal SA (a)                                    8,118        175,091
Zodiac SA                                                     330          8,067
                                                                      ----------
                                                                       5,316,569
GERMANY - 5.46%
Adidas-Salomon AG (a)                                         400         32,806
Aixtron AG                                                    607          7,605
Allianz AG Holding (a)                                      1,600        322,459
Altana AG (a)                                                 573         31,032
BASF AG (a)                                                 4,700        218,447
Bayer AG                                                    6,000        191,926
Bayerische Hypo-Und Vereinsbank AG (a)                      3,348        108,910
Beiersdorf AG                                                 350         42,437
Boss Hugo AG (a)                                              500          9,241
Buderus AG (a)                                                400          9,164
Continental AG *                                              700         12,420
DaimlerChrysler AG (a)                                      7,400        358,454
Deutsche Bank AG NPV (a)                                    4,900        340,044
Deutsche Boerse AG                                            335         14,233
Deutsche Lufthansa AG *                                     2,100         29,809
Deutsche Post AG                                            3,200         41,291
Deutsche Telekom AG (a)                                    18,900        176,991
Douglas Holding AG (a)                                        200          4,728
Epcos AG *                                                    400         13,051
Fresenius Medical                                             500         22,303
Fresenius Medical Care AG                                     100          3,370
Gehe AG (a)                                                   400         16,679
Heidelberg Zement (a)                                         400         19,636
Henkel Kgaa                                                   500         34,846
Infineon Technologies AG *                                  3,000         47,257
Kamps AG (a)                                                  500          6,141
Karstadt Quelle AG (a)                                        600         15,141
Linde AG (a)                                                  800         39,879
MAN AG (a)                                                    700         14,746
Merck & Company, Inc. (a)                                     800         21,608
Metro AG (a)                                                1,500         46,059
MLP AG * (a)                                                  400         12,460
Porsche AG                                                     55         26,159
Preussag AG * (a)                                           1,300         31,601
ProSieben Sat.1 Media AG (a)                                1,050         10,630
RWE AG (a)                                                  3,400        134,397
SAP AG                                                      1,900        185,888
Schering AG                                                 1,500         94,307
SGL Carbon AG * (a)                                           100          1,789

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
GERMANY - CONTINUED
Siemens AG NPV                                              6,950     $  416,401
Software AG Darmst                                            100          1,410
Thyssen Krupp AG                                            3,400         51,279
VEBA AG * (a)                                               5,100        295,355
Volkswagen AG (a)                                           2,200        105,830
WCM Beteilgungs & Grundbesitz AG *                          1,700         10,893
Wella AG                                                      153          9,072
                                                                      ----------
                                                                       3,640,184
GREECE - 0.29%
Alpha Bank                                                  1,500         21,440
Attica Enterprises Holding SA                                 700          2,470
Bank Of Piraeus *                                             800          5,757
Coca Cola Hell Bot                                            700         11,827
Commercial Bank of Greece                                     700         15,043
EFG Eurobank Ergas                                          1,210         16,937
Hellenic Petroleum SA                                         400          2,429
Hellenic Technodomiki SA                                    1,000          6,407
Interamerican SA                                              300          1,183
Intracom                                                      500          4,534
National Bank Of Greece *                                   1,800         37,971
Ote Hellenic Telecom *                                      2,000         31,544
Panafon Hellenic Telecom SA *                               1,500          7,571
Public Power Corp.                                            400          5,694
Titan Cement Company                                          300         11,740
Viohalco                                                    1,130          8,065
                                                                      ----------
                                                                         190,612
HONG KONG - 1.31%
ASM Pacific Technology, Ltd.                                2,000          4,398
Bank of East Asia *                                        10,000         20,065
Cathay Pacific Airways, Ltd.                               10,000         15,321
Cheung Kong Holdings, Ltd.                                 12,000        100,003
CLP Holdings, Ltd.                                         16,400         65,182
Esprit Holdings, Ltd.                                       6,000         11,539
Giordano International, Ltd.                                8,000          4,923
Hang Lung Properties, Ltd. (a)                              5,000          5,705
Hang Seng Bank, Ltd.                                        7,500         80,051
Henderson Land Development                                  6,000         24,847
Hong Kong & China Gas Company, Ltd.                        39,490         52,655
Hong Kong Electric Holdings, Ltd.                          10,500         39,242
Hong Kong Exchange & Clearing, Ltd.                         8,000         13,180
Hutchison Whampoa, Ltd.                                    20,800        155,338
Hysan Development Company, Ltd.                             6,000          5,808
Johnson Electronic Holdings, Ltd.                          16,000         18,872
Li & Fung, Ltd.                                            14,000         19,026
MTR Corp. (a)                                               8,500         10,952
New World Development Company (a)                          12,000          9,693
Pacific Century CyberWorks, Ltd. * (a)                     79,920         18,853
Shangri-La Asia, Ltd.                                      12,000          9,923
Sino Land Company, Ltd. (a)                                22,000          8,321
South China Morning Post, Ltd. *                           10,000          5,769
Sun Hung Kai Properties, Ltd.                              12,000         91,157
Swire Pacific, Ltd., Class A                                9,500         48,598
Television Broadcast, Ltd.                                  2,000          8,487
Wharf Holdings                                             12,000         28,309
                                                                      ----------
                                                                         876,217
IRELAND - 0.69%
Allied Irish Banks                                          1,715         22,552
Allied Irish Banks - GBP                                    6,070         80,478
Bank of Ireland *                                           8,852        109,872
CRH PLC * - GBP                                             3,888         63,238
CRH PLC *                                                     558          9,323
DCC PLC * - GBP                                               908         10,244
DCC PLC *                                                     100       $  1,139
Eircom PLC - GBP                                           10,400         13,942
Eircom PLC                                                  1,100          1,410
Elan Corp. * - GBP                                          1,869         10,828
Elan Corp. *                                                1,258          7,255
Green Property PLC                                            742          6,583
Greencore Group PLC                                         1,300          3,716
Independent News & Media - GBP                              4,779          9,181
Independent News & Media  PLC                                 520          1,025
Iona Technologies *                                           100            541
Irish Life & Permanent PLC - GBP                            1,506         21,940
Irish Life & Permanent PLC                                    880         12,708
Kerry Group                                                   200          2,957
Kerry Group PLC - GBP                                         800         12,014
Ryanair Holdings PLC * - GBP                                3,354         20,506
Ryanair Holdings PLC *                                        640          3,943
Smurfit Jefferson - GBP                                     5,576         17,003
Smurfit Jefferson                                           3,400         10,390
Waterford Wedgewood                                           700            414
Waterford Wedgewood PLC - GBP                               8,769          5,281
                                                                        --------
                                                                         458,483
ITALY - 3.08%
Acea SPA (a)                                                  209          1,119
Alitalia Linee *                                            9,000          5,829
Alleanza Assicuraz (a)                                      3,269         31,322
Assicurazioni Generali SPA * (a)                            8,951        211,763
Autogrill SPA *                                             1,005         11,660
Autostrade SPA (a)                                          7,300         60,374
Banca Di Roma SPA * (a)                                     9,000         16,723
Banca Fideuram SPA * (a)                                    1,835         11,414
Banca Monte dei Paschi Siena SPA * (a)                      4,508         14,620
Banca Naz Del Lavoro *                                      8,618         14,994
Banca Popolare di Milano *                                  3,067         12,456
Benetton Group SPA (a)                                      1,000         11,671
Bipop-Carire SPA * (a)                                     12,250         16,459
Bulgari SPA (a)                                             1,750         11,023
Enel SPA (a)                                               23,334        133,409
Eni SPA * (a)                                              26,034        413,175
Fiat SPA (a)                                                2,346         29,393
Fiat SPA-RNC (a)                                              680          5,651
Fiat SPA-PFD                                                  849          7,515
Gruppo Editoriale L'Espresso SPA * (a)                      1,900          6,199
IntesaBci SPA (a)                                          32,288         98,348
IntesaBci SPA - Non convertible                             6,890         15,214
Italcementi SPA (a)                                         1,500         14,831
Italgas SPA (a)                                             2,550         28,279
La Rinascente SPA * (a)                                     2,500          9,660
Luxottica Group SPA (a)                                     1,024         19,875
Mediaset SPA (a)                                            5,553         42,915
Mediobanca SPA (a)                                          4,223         38,964
Mediolanum SPA (a)                                          1,568          9,320
Mondadori (Arnold) Editore SPA (a)                          1,400          9,260
Parmalat Finanz (a)                                         5,593         17,257
Pirelli SPA (a)                                            11,000         11,711
RAS SPA * (a)                                               3,993         53,492
San Paolo-IMI SPA * (a)                                     8,456         84,689
Seat Pagine Gialle SPA * (a)                               25,862         18,916
Snam Rete Gas SPA                                           5,048         14,878
Snia SPA * (a)                                              3,000          6,062
Telecom Italia Mobile SPA * (a)                            34,530        141,258
Telecom Italia SPA (a)                                     22,513        175,984
Telecom Italia SPA-RNC                                     14,750         78,079

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
ITALY - CONTINUED
Tiscali SPA * (a)                                           1,161     $    7,038
UniCredito Italiano SPA (a)                                29,235        131,988
                                                                      ----------
                                                                       2,054,786
JAPAN - 18.01%
Acom Company                                                  720         49,195
Aderans Company, Ltd.                                         200          6,274
Advantest Corp.                                               700         43,566
Aeon Credit Service Company, Ltd.                             100          5,973
Aiful Corp.                                                   350         22,951
Ajinomoto Company, Inc.                                     5,000         53,644
All Nippon Airways Company, Ltd. *                          2,000          5,172
Alps Electric Company                                       1,000         12,631
Amada Company, Ltd.                                         2,000          9,694
Amano Corp.                                                 1,000          7,216
Anritsu Corp. *                                             1,000          7,025
Aoyama Trading Company                                        400          4,498
Asahi Breweries, Ltd. (a)                                   4,000         33,471
Asahi Glass Company                                         8,000         51,191
Asahi Kasei Corp.                                          10,000         33,287
ASATSU-DK, Inc.                                               300          6,532
Ashikaga Bank, Ltd. *                                       4,000          5,106
Autobacs Seven Company                                        200          5,656
Avex, Inc.                                                    100          2,340
Banyu Pharmaceutical Company, Ltd.                          1,000         12,898
Bellsystem24, Inc. (a)                                         20          7,000
Benesse Corp.                                                 600         10,962
Bridgestone Corp. (a)                                       6,000         82,593
Canon, Inc.                                                 7,000        264,548
Capcom Company, Ltd.                                          300          7,759
Casio Computer Company                                      2,000          9,778
Central Japan Railway Company                                  11         66,992
Chichibu Onoda Cement *                                     5,000          9,302
Chubu Electric Power Company, Inc.                          5,100         89,563
Chugai Pharmaceutical Company (a)                           2,000         23,927
Citizen Watch Company                                       2,000         13,465
Coca-Cola West Japan Company, Ltd.                            100          1,869
Credit Saison Company, Ltd.                                 1,000         23,735
CSK Corp.                                                     600         21,374
Dai Nippon Printing Company, Ltd.                           5,000         66,366
Daicel Chemical Industries, Ltd.                            2,000          6,824
Daiei, Inc. * (a)                                           2,000          3,421
Daifuku Company                                             1,000          4,180
Daiichi Pharmaceutical Company, Ltd.                        2,000         36,541
Daikin Industries, Ltd.                                     2,000         36,625
Daimaru, Inc.                                               2,000          9,194
Dainippon Ink & Chemicals, Inc.                             6,000         12,864
Dainippon Screen Manufacturing Company, Ltd. *              1,000          5,172
Daito Trust Construction Company                              800         14,984
Daiwa Bank Holdings, Inc. (a)                              30,000         23,026
Daiwa House Industry Company, Ltd.                          4,000         24,461
Daiwa Securities Group, Inc.                               10,000         64,823
Denki Kagaku Kogyo Kabushiki Kaisha (a)                     3,000          9,561
Denso Corp.                                                 5,000         78,130
Dowa Mining Company, Ltd.                                   2,000          9,678
East Japan Railway                                             26        121,687
Ebara Corp.                                                 2,000         10,779
Eisai Company                                               2,000         51,391
Familymart Company, Ltd.                                      400          9,678
Fanuc, Ltd.                                                 1,100         55,245
Fast Retailing Company                                        400          8,676
Fuji Electric Company, Ltd.                                 3,000          8,134
Fuji Machine Manufacturers Company, Ltd.                      300          4,655
Fuji Photo Film Company                                     4,000       $129,145
Fuji S Ware ABC                                               200          8,059
Fuji Television Network, Inc.                                   2         11,563
Fujikura, Ltd.                                              2,000          7,292
Fujisawa Pharmaceutical Company, Ltd.                       2,000         47,887
Fujitsu Support & Services, Inc.                              200          4,705
Fujitsu, Ltd.                                              14,000         97,643
Furukawa Electric Company, Ltd. (a)                         4,000         15,317
Gunma Bank                                                  3,000         13,866
Gunze, Ltd.                                                 2,000          8,510
Hankyu Department Stores                                    1,000          7,609
Hino Motors, Ltd.                                           2,000          5,590
Hirose Electric Company, Ltd.                                 300         26,154
Hitachi Cable, Ltd.                                         1,000          4,413
Hitachi Software Engineering Company, Ltd. (a)                200          7,008
Hitachi Zosen Corp. *                                       6,000          3,504
Hitachi, Ltd.                                              25,000        161,640
Hokuriku Bank *                                             4,000          6,240
Honda Motor Company                                         5,800        235,165
House Food Corp.                                            1,000          9,761
Hoya Corp.                                                    900         65,474
Isetan Company, Ltd.                                        2,000         20,189
Ishihara Sangyo *                                           2,000          3,154
Ishikawajima Harima Heavy Industries Company, Ltd.          9,000         13,590
Ito-Yokado Company, Ltd.                                    3,000        150,169
Itochu Corp.                                               10,000         35,039
Itochu Techno-Science Corp. (a)                               300         11,513
ITOEN, Ltd. *                                                 200          7,575
Japan Air Lines Company                                     7,000         19,739
Japan Energy Corp. (a)                                      8,000         12,147
Japan Tobacco, Inc.                                             8         53,660
JGC Corp.                                                   2,000         14,183
JSR Corp.                                                   2,000         16,902
Jusco Company *                                             2,000         53,393
Kajima Corp.                                                7,000         19,856
Kaken Pharmaceutical Company, Ltd.                          1,000          5,631
Kamigumi Company                                            2,000          8,359
Kanebo *                                                    3,000          5,106
Kaneka Corp.                                                3,000         20,899
Kansai Electric Power Company                               6,500        102,761
Kao Corp.                                                   5,000        115,130
Katokichi Company                                             300          5,256
Kawasaki Heavy Industries, Ltd. *                           8,000         10,211
Kawasaki Kisen                                              3,000          4,180
Kawasaki Steel Corp. *                                     22,000         28,632
Keihin Electric Express Railway Company, Ltd. (a)           3,000         13,565
Keio Electric Railway Company, Ltd.                         3,000         15,017
Keyence Corp.                                                 200         42,364
Kikkoman Corp.                                              1,000          6,299
Kinden Corp.                                                2,000          9,511
Kinki Nippon Railway *                                     14,000         45,668
Kirin Brewery Company, Ltd. (a)                             7,000         49,055
Kokuyo Company, Ltd.                                        1,000         10,537
Komatsu                                                     7,000         25,053
Komori Corp.                                                1,000         12,464
Konami Company                                                700         14,687
Konica Corp.                                                2,000         12,931
Koyo Seiko Company                                          1,000          4,956
Kubota Corp.                                               10,000         30,451
Kuraray Company                                             3,000         19,647
Kurita Water Industries, Ltd.                               1,000         12,306
Kyocera Corp.                                               1,400        102,198

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
JAPAN - CONTINUED
Kyowa Exeo Corp.                                            1,000     $    4,755
Kyowa Hakko Kogyo                                           3,000         16,268
Kyushu Electric Power                                       2,800         41,487
Lawson, Inc.                                                  500         15,309
Mabuchi Motor Company, Ltd.                                   200         19,705
Makita Corp.                                                1,000          6,457
Marubeni Corp. (a)                                         11,000         11,288
Marui Company, Ltd.                                         3,000         38,018
Matsushita Communication Industrial Company, Ltd.             700         26,980
Matsushita Electric Industrial Company, Ltd.               16,000        218,246
Matsushita Electric Works, Ltd.                             3,000         21,524
Meiji Milk Product                                          2,000          5,506
Meiji Seika Kaisha, Ltd.                                    3,000         10,737
Meitec Corp.                                                  200          6,607
Millea Holdings, Inc.                                          12         98,511
Minebea Company                                             3,000         17,620
Mitsubishi Chemical Corp. *                                13,000         30,259
Mitsubishi Corp. (a)                                       10,000         72,331
Mitsubishi Electric Corp.                                  15,000         67,326
Mitsubishi Estate Company, Ltd.                             9,000         73,583
Mitsubishi Gas Chemical Company, Inc.                       3,000          5,456
Mitsubishi Heavy Industries, Ltd.                          24,000         72,682
Mitsubishi Logistc Corp.                                    1,000          6,791
Mitsubishi Materials Corp.                                  8,000         15,885
Mitsubishi Paper Company *                                  2,000          2,953
Mitsubishi Rayon Company, Ltd.                              4,000         13,015
Mitsubishi Tokyo Finance                                       34        229,191
Mitsui & Company, Ltd.                                     11,000         73,599
Mitsui Chemicals, Inc. (a)                                  4,000         19,989
Mitsui Engineering & Shipbuilding Company, Ltd. *           5,000          6,257
Mitsui Fudosan Company                                      6,000         53,060
Mitsui Marine & Fire Insurance Company, Ltd. (a)           11,000         59,192
Mitsui Mining & Smelting Company, Ltd.                      4,000         11,913
Mitsui O.S.K. Lines, Ltd.                                   5,000         10,512
Mitsui Trust Holdings, Inc. (a)                             5,000         10,387
Mitsukoshi, Ltd. (a)                                        3,000          8,910
Mitsumi Electric Company, Ltd.                                500          7,863
Mizuho Holdings, Inc.                                          56        124,273
Mori Seiki Company                                          1,000          9,144
Murata Manufacturing Company, Ltd.                          2,000        128,478
Namco, Ltd. (a)                                               300          5,719
NEC Corp.                                                  12,000         83,494
Net One Systems Company, Ltd.                                   1          5,606
NGK Insulators, Ltd.                                        3,000         23,752
NGK Spark Plug Company                                      2,000         15,167
Nichirei Corp.                                              2,000          6,424
Nidec Corp. (a)                                               300         21,749
Nikko Cordial Corp.                                        11,000         55,521
Nikon Corp. * (a)                                           2,000         22,142
Nintendo Company, Ltd.                                        900        132,524
Nippon COMSYS Corp.                                         1,000          5,540
Nippon Express Company                                      7,000         37,083
Nippon Kayaku Company, Ltd.                                 1,000          3,963
Nippon Meat Packer                                          2,000         25,062
Nippon Mitsubishi Oil Corp.                                12,000         62,070
Nippon Sanso Corp.                                          2,000          6,891
Nippon Sheet Glass                                          3,000         10,136
Nippon Shokubai Company, Ltd.                               1,000          5,022
Nippon Steel Corp.                                         48,000         74,884
Nippon System Development Company, Ltd.                       200          7,542
Nippon Telegraph & Telephone Corp.                             49        201,535
Nippon Unipac Holding                                           7         43,332
Nippon Yusen KK                                             8,000     $   27,564
Nishimatsu Construction Company, Ltd. (a)                   2,000          6,224
Nissan Chemical Industries, Ltd.                            1,000          5,781
Nissan Motor Company                                       21,000        145,414
Nisshin Flour Mill                                          2,000         14,316
Nisshinbo Industries, Inc.                                  2,000          9,294
Nissin Food Products                                          800         15,885
Nitto Denko Corp.                                           1,300         42,623
NKK Corp. *                                                12,000         11,613
Nomura Securities Company, Ltd.                            16,000        234,931
Noritake Company                                            1,000          3,796
NSK, Ltd. *                                                 4,000         16,619
NTN Corp.                                                   3,000         11,738
NTT Data Corp.                                                 11         44,050
NTT DoCoMo, Inc.                                              156        383,932
Obayashi Corp.                                              6,000         17,019
Oji Paper Company                                           7,000         40,003
Oki Electric Industry Company, Ltd. *                       4,000          8,643
Okumura Corp.                                               2,000          6,274
Olympus Optical Company                                     2,000         27,931
Omron Corp.                                                 2,000         28,949
Onward Kashiyama Company, Ltd.                              1,000          9,811
Oracle Corp.                                                  300         12,789
Oriental Land Company, Ltd.                                   500         35,749
Orix Corp.                                                    700         56,472
Osaka Gas Company                                          17,000         40,420
Paris Miki, Inc.                                              300          6,332
Pioneer Electronic Corp.                                    1,300         23,264
Promise Company, Ltd.                                         700         35,273
Q.P. Corp.                                                  1,000          8,334
Ricoh Company, Ltd.                                         5,000         86,556
Rohm Company                                                  900        134,326
Saizeriya Company, Ltd.                                       200          5,206
Sanden Corp.                                                1,000          3,571
Sankyo Company                                              3,000         40,796
Sanrio Company                                                400          3,637
Sanyo Electric Company                                     13,000         56,722
Sapporo Breweries (a)                                       2,000          5,339
Secom Company, Ltd.                                         1,500         73,583
SEGA Enterprises *                                            900         21,624
Seino Transportation                                        1,000          6,174
Seiyu, Ltd. * (a)                                           2,000          7,759
Sekisui Chemical Company, Ltd.                              3,000         10,262
Sekisui House                                               5,000         36,750
Seven Eleven Japan Company, Ltd.                            3,000        118,133
Sharp Corp.                                                 8,000        101,581
Shimachu Company, Ltd.                                        300          5,356
Shimamura Company                                             200         15,351
Shimano, Inc.                                                 800         10,852
Shimizu Corp.                                               5,000         16,477
Shin-Etsu Chemical Company, Ltd.                            3,100        133,192
Shionogi & Company                                          2,000         25,512
Shiseido Company                                            3,000         39,995
Shizuoka Bank                                               6,000         36,441
Showa Denko KK *                                            9,000         14,641
Showa Shell Sekiyu (a)                                      2,000         11,630
Skylark Company                                             1,000         23,360
SMC Corp.                                                     500         59,108
Snow Brand Milk *                                           2,000          2,119
SOFTBANK Corp. (a)                                          1,700         23,600
Sony Corp.                                                  7,800        411,913
Stanley Electric                                            1,000         10,679
Sumitomo Bakelite Company, Ltd.                             1,000          7,250
Sumitomo Chemical Company, Ltd.                            10,000         45,468

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
JAPAN - CONTINUED
Sumitomo Corp.                                              7,000     $   42,398
Sumitomo Electric Industries, Ltd.                          5,000         34,664
Sumitomo Forestry                                           1,000          5,990
Sumitomo Heavy Industries, Ltd. *                           3,000          3,229
Sumitomo Metal Industry *                                  21,000          9,285
Sumitomo Metal Mining                                       4,000         18,087
Sumitomo Mitsui Banking Corp.                              34,000        165,937
Sumitomo Osaka Cement Company, Ltd.                         2,000          2,970
Sumitomo Realty & Development Company, Ltd.                 3,000         18,195
Sumitomo Trust & Banking Company                            8,000         38,443
Suruga Bank                                                 1,000          4,739
Suzuken Company, Ltd.                                         300          7,020
Taisei Corp.                                                7,000         16,118
Taisho Pharm Company                                        2,000         30,801
Taiyo Yuden Company                                         1,000         16,352
Takara Shuzo Company                                        2,000         13,665
Takashimaya Company                                         2,000         11,646
Takeda Chemical Industries, Ltd.                            7,000        307,179
Takefuji Corp.                                                720         50,036
Takuma Company                                              1,000          7,717
TDK Corp.                                                   1,000         47,220
Teijin, Ltd.                                                6,000         20,423
Teikoku Oil Company                                         2,000          7,992
Terumo Corp.                                                1,600         21,384
The 77th Bank, Ltd. *                                       3,000         11,813
The Bank of Fukuoka, Ltd. * (a)                             4,000         15,818
The Bank of Yokohama, Ltd. * (a)                            7,000         29,784
The Chiba Bank, Ltd. *                                      5,000         17,019
The Joyo Bank, Ltd. *                                       5,000         13,515
THK Company, Ltd. (a)                                         800         15,384
TIS, Inc. *                                                   400         11,379
Tobu Railway Company                                        5,000         13,974
Toda Corp.                                                  2,000          4,355
Toho Company                                                1,800         20,633
Tohoku Electric Power                                       3,600         50,457
Tokyo Broadcasting Company                                  1,000         22,400
Tokyo Electric Power Company                               10,000        205,648
Tokyo Electron, Ltd.                                        1,300         84,704
Tokyo Gas Company                                          20,000         55,563
Tokyo Style Company, Ltd.                                   1,000          9,135
Tokyu Corp. (a)                                             8,000         30,968
TonenGeneral Sekiyu K.K. (a)                                2,000         14,183
Toppan Printing Company                                     5,000         51,975
Toray Industries, Inc. (a)                                 10,000         26,780
Toshiba Corp. *                                            23,000         93,639
Tosoh Corp. (a)                                             5,000         16,060
Tostem Corp.                                                2,000         34,122
Toto, Ltd.                                                  3,000         14,016
Toyo Seikan Kaisha                                          2,000         26,296
Toyobo Company                                              4,000          6,107
Toyoda Gosei (a)                                              300          3,752
Toyota Industries Corp. (a)                                   700         11,370
Toyota Motor Corp.                                         21,500        570,392
Trans Cosmos, Inc.                                            100          2,265
Trend Micro, Inc. *                                         1,000         27,948
UBE Industries                                              5,000          7,800
UFJ Holdings                                                   28         67,743
UNI Charm Corp. *                                             400         15,017
UNY Company, Ltd.                                           1,000         11,329
Ushio, Inc.                                                 1,000         11,880
Wacoal Corp.                                                1,000          8,284
West Japan Railway                                              8         32,303
World Company                                                 300          8,885
Yakult Honsha Company                                       1,000         11,404
Yamada Denki Company                                          200    $    17,520
Yamaha Corp.                                                1,000          9,728
Yamaha Motor Company, Ltd.                                  1,000          7,358
Yamanouchi Pharmaceutical Company, Ltd.                     3,000         77,838
Yamato Transport Company, Ltd.                              3,000         54,687
Yamazaki Baking Company                                     2,000         11,179
Yasuda Fire & Marine Insurance * (a)                        6,000         36,741
Yokogawa Electric Corp. (a)                                 2,000         15,517
                                                                     -----------
                                                                      12,009,198
LUXEMBOURG - 0.06%
Arcelor * (a)                                               3,006         42,581
                                                                     -----------

NETHERLANDS - 4.96%
ABN AMRO Holdings NV *                                     12,169        220,599
Aegon NV                                                    8,715        181,352
Akzo Nobel NV, ADS                                          2,493        108,350
ASML Holding NV *                                           3,930         62,100
Buhrmann NV                                                 1,143         10,524
Elsevier NV *                                               5,297         72,057
Getronics NV *                                              1,907          3,628
Hagemeyer NV                                                  849         11,717
Heineken NV (a)                                             2,106         92,257
IHC Caland NV                                                 255         15,220
ING Groep NV                                               15,030        385,211
KLM NV *                                                      261          3,134
Koninklijke (Royal) Philips Electronics NV *               11,691        325,795
Koninklijke Ahold NV *                                      5,929        124,488
KPN NV *                                                   15,406         71,984
Numico Kon NV                                               1,223         27,379
Oce-Van Der Grinten *                                         972         11,306
Qiagen NV *                                                 1,000         11,809
Royal Dutch Petroleum Company                              18,912      1,051,437
Royal Vendex KBB NV *                                         933         11,588
TNT Post Group NV *                                         2,926         65,964
Unilever NV-CVA                                             5,041        329,456
Vedior NV                                                     992         13,690
VNU NV                                                      1,896         52,593
Wolters Kluwer                                              2,342         44,372
                                                                     -----------
                                                                       3,308,010
NEW ZEALAND - 0.09%
Auckland International Airport, Ltd.                        2,371          5,136
Carter Holt Harvey                                          9,831          9,475
Contact Energy                                              3,264          6,339
Fisher & Paykel                                               350          1,405
Fisher & Paykel Appliances Holdings, Ltd. *                   365          1,635
Fletcher Building                                           1,962          2,626
Fletcher Challenge Forests *                                4,836            565
Telecom Corp. of New Zealand, Ltd.                         12,325         29,576
The Warehouse Group, Ltd. *                                 1,694          6,102
                                                                     -----------
                                                                          62,859
NORWAY - 0.40%
Bergesen d.y. ASA, A Shares (a)                               400          8,507
Den Norske Bank ASA                                         4,700         25,553
Elkem AS                                                      300          6,720
Frontline, Ltd.                                               400          3,802
Kvaerner ASA, Series A *                                    4,600          4,158
Merkantildata ASA *                                         1,000            485
Nera ASA * (a)                                                700            743
Norsk Hydro AS (a)                                          1,700         80,901
Norske Skogindustrier ASA                                     950         17,680

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
NORWAY - CONTINUED
Opticom ASA *                                                 100    $     1,748
Orkla SA                                                    1,500         28,912
Petroleum Geo-Services ASA * (a)                              600          2,169
Schibsted ASA (a)                                             400          4,785
Smedvig                                                       200          1,063
Smedvig, Series A                                             500          3,197
Statoil ASA                                                 3,000         26,719
Storebrand ASA *                                            1,600          9,656
Tandberg ASA * (a)                                          1,000         11,764
Telenor AS (a)                                              4,900         17,326
Tomra Systems ASA (a)                                       1,600         12,549
                                                                     -----------
                                                                         268,437
PORTUGAL - 0.33%
Banco Comercial Portugues SA *                             14,640         50,654
Banco Espirito Santo SA *                                   1,620         18,444
BPI-SGPS SA *                                               5,738         13,914
Brisa Auto Estrada                                          4,466         25,094
Cimpor-Cimentos de Portugual SA                               481          9,322
Elec De Portugal                                           19,311         37,310
Jeronimo Martins SGPS *                                       541          3,818
Portugal Telecom                                            7,628         53,763
PT Multimedia.com, SGPS, SA                                   188          1,659
Sonae, S.G.P.S. SA *                                        8,402          4,721
                                                                     -----------
                                                                         218,699
SINGAPORE - 0.67%
CapitaLand, Ltd. (a)                                       15,000         12,994
Chartered Semiconductor Manufacturing, Ltd. * (a)           7,000         14,268
City Developments, Ltd.                                     5,000         16,136
Creative Technology, Ltd. (a)                                 450          4,000
Cycle & Carriage, Ltd.                                      1,000          2,684
Datacraft Asia, Ltd.                                        4,000          4,800
DBS Group Holdings, Ltd.                                    9,000         63,185
First Capital Corp., Ltd. *                                 2,000          1,098
Fraser & Neave, Ltd.                                        1,000          4,444
Fraser & Neave, Ltd. - 100                                  1,800          8,051
Haw Par Corp., Ltd. (a)                                     1,000          2,514
Hotel Properties, Ltd. (a)                                  3,000          1,953
Keppel Corp., Ltd. (a)                                      4,000          9,331
Neptune Orient Lines, Ltd. *                                7,000          4,043
OverSeas Union Enterprises, Ltd. * (a)                      1,000          4,048
Overseas-Chinese Banking Corp., Ltd.                        9,000         59,618
Parkway Holdings, Ltd.                                      6,000          2,938
SembCorp Industries, Ltd.                                   9,000          6,930
Singapore Airlines, Ltd.                                    6,000         43,822
Singapore Press Holdings, Ltd.                              3,000         33,800
Singapore Technologies Engineering, Ltd.                   16,000         17,483
Singapore Telecommunications, Ltd.                         48,000         37,231
United Overseas Bank *                                     10,000         71,904
United Overseas Land, Ltd. *                                3,000          3,057
Venture Manufacturing, Ltd.                                 2,000         15,966
Wing Tai Holdings                                           4,000          1,653
                                                                     -----------
                                                                         447,951
SPAIN - 2.42%
Acciona SA (a)                                                161          7,013
Acerinox SA                                                   335         14,018
ACS, Actividades de Construccion y Servicios SA * (a)         362         11,633
Aguas De Barcelona                                          1,120         13,160
Altadis SA, Series A                                        2,421         49,878
Amadeus Global Travel Distribution SA, Series A             2,413         15,413
Autopistas Concesionaria Espanola SA (a)                    2,542         28,190
Banco Bilbao Vizcaya SA *                                  26,661        300,918
Banco Santander Central, Hispano SA *                      37,673     $  298,575
Corp Mapfre SA                                              1,026          8,091
Endesa SA (a)                                               7,458        108,144
Fomento de Construcciones SA * (a)                            639         15,558
Gas Natural SDG SA (a)                                      1,676         32,216
Grupo Dragados SA                                           1,344         23,914
Grupo Ferrovial SA                                            404         10,996
Iberdrola SA (a)                                            6,298         91,572
Inditex                                                     1,718         36,208
Metrovacesa SA (a)                                            336          6,946
NH Hoteles SA *                                               615          7,699
Promotora de Informaciones SA                                 585          4,919
Puleva Biotech SA *                                            72            296
Repsol-YPF SA                                               7,998         94,135
Sol Melia SA (a)                                            1,043          7,906
Telefonica Publicidad e Informacion SA * (a)                1,168          4,755
Telefonica SA *                                            40,411        338,599
TelePizza SA *                                              1,211          1,385
Terra Networks SA * (a)                                     3,575         20,263
Union Electrica Fenosa SA (a)                               2,249         41,235
Vallehermoso SA                                             1,471         14,065
Zeltia SA                                                   1,128          8,951
                                                                      ----------
                                                                       1,616,651
SWEDEN - 1.54%
Assa Abloy AB                                               2,400         33,738
AssiDoman AB                                                  500         14,112
Atlas Copco AB-A Shares                                     1,100         26,269
Atlas Copco AB-B Shares                                       400          8,988
Drott AB                                                      600          6,904
Electrolux AB, Series B                                     2,800         56,381
Eniro AB                                                    1,400         10,714
Gambro AB, B Shares                                           600          3,940
Granges AB *                                                  200          3,799
Hennes & Mauritz AB, Series B                               4,625         92,377
Hoganas AB, B Shares                                          300          6,448
Holmen AB                                                     400         10,595
Incentive AB, Series A *                                    1,400          9,194
L.M. Ericsson Telefonaktiebolaget, Series B *              65,500         98,830
Modern Time Group AB, B Shares * (a)                          350          4,635
Netcom Systems AB *                                         1,000         18,345
Nobel Biocare AB                                              150         10,030
Nordea AB                                                  20,500        111,264
OM Gruppen AB *                                               750          5,617
Sandvik AB                                                  1,900         47,333
SAS AB *                                                      400          2,757
Securitas AB, Series B                                      2,500         51,290
Skandia Foersaekrings AB                                    7,600         34,484
Skandinaviska Enskilda Baken, Series A                      5,000         52,376
Skanska AB                                                  3,000         20,679
SKF AB-A Shares                                               300          7,718
SKF AB-B Shares                                               400         10,334
SSAB Svenskt Stal AB, Series A                                400          5,189
SSAB Svenskt Stal AB, Series B                                200          2,486
Svenska Cellulosa                                           1,700         60,343
Svenska Handelsbanken AB, A Shares                          4,800         73,206
Svenska Handelsbanken AB, B Shares                            400          5,883
Swedish Match AB                                            3,000         24,750
Telia AB (a)                                                9,400         26,122
Trelleborg AB                                                 600          5,894
Volvo AB, A Shares                                            800         16,109
Volvo AB, B Shares                                          2,300         47,561
WM Data AB *                                                2,000          3,778
                                                                      ----------
                                                                       1,030,472

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES       VALUE
                                                           ------       -----
SWITZERLAND - 6.66%
ABB, Ltd. *                                                 8,537     $   75,840
Adecco SA                                                   1,037         61,462
Ascom Holding AG *                                            100            563
Charles Voegele Holding AG *                                   50          1,576
Ciba Specialty Chemicals Holding, Inc.                        560         44,774
Clariant AG                                                 1,216         28,861
Compagnie Financiere Richemont AG *                         4,574        103,808
Credit Suisse Group                                         9,054        286,826
Forbo Holdings AG                                              10          3,661
Georg Fischer AG *                                             20          3,929
Givaudan AG                                                    49         19,712
Holcim, Ltd. (a)                                              228         52,204
Kudelski SA * (a)                                             280          9,790
Kuoni Reisen Holding *                                         17          4,787
Logitech International SA *                                   419         19,440
Lonza Group AG (a)                                            410         31,612
Nestle SA                                                   3,501        814,514
Novartis AG                                                24,318      1,067,122
Phonak Holding AG                                             332          5,008
PubliGroupe SA *                                               30          6,939
Roche Holdings AG-Genusschein                               5,753        433,934
Roche Holdings AG-Bearer (a)                                  779         88,529
Schindler Holding AG                                          100         18,103
Serono SA                                                      61         40,121
Societe Generale de Surveillance Holding SA * (a)              60         19,108
Sulzer AG *                                                    20          4,237
Sulzer Medica AG *                                             84         13,981
Swatch Group AG                                             1,000         18,874
Swatch Group AG, B shares (a)                                 254         22,565
Swiss Reinsurance Company                                   2,572        250,906
Swisscom AG                                                   268         77,804
Syngenta AG                                                   914         54,815
Synthes-Stratec, Inc.                                          36         21,964
Tecan Group AG                                                 79          3,120
UBS AG                                                     11,258        564,976
Unaxis Holding AG                                             100         11,800
Valora Holding AG                                              20          4,278
Zurich Financial Services AG                                  748        150,703
                                                                      ----------
                                                                       4,442,246
UNITED KINGDOM - 21.84%
3I Group                                                    5,546         57,879
Abbey National Benefit Consultants, Ltd.                      887         10,440
Aegis Group PLC                                             9,102         12,455
Aggreko PLC                                                 3,035          8,375
Airtours PLC *                                              4,146          9,719
AMEC PLC                                                    2,360         15,058
Amey PLC                                                    1,690          4,625
Amvescap                                                    5,543         45,171
Arm Holdings *                                              9,350         20,813
Associated British Ports Holdings PLC                       2,788         19,128
AstraZeneca Group PLC                                      15,541        643,545
AWG PLC *                                                   2,150         18,029
BAA PLC *                                                   9,332         85,226
BAE Systems PLC                                            26,871        137,246
Barclays PLC                                               59,337        499,384
Barratt Developments                                        2,168         13,883
Bass PLC *                                                  7,466         75,868
BBA Group PLC                                               3,760         15,794
BG Group PLC                                               31,279        136,154
BHP Billiton PLC                                           19,656        107,138
BICC PLC *                                                  4,029         14,374
BOC Group PLC                                               4,397         68,313
Boots Company                                               7,626         75,634
BP Amoco PLC *                                            200,365     $1,683,231
BPB PLC *                                                   4,172         22,263
Brambles Industries *                                       7,071         35,388
British Airways *                                           5,454         15,488
British American Tobacco Australasia, Ltd                  14,748        158,523
British Land Company PLC                                    4,503         38,241
British Sky Broadcasting Group, PLC *                       8,064         77,334
BT Group PLC                                               76,995        295,824
BTG PLC *                                                     579          3,001
Bunzl PLC                                                   4,105         32,483
Cable & Wireless ADS                                       19,888         50,714
Cadbury Schweppes PLC                                      17,960        134,586
Canary Wharf Group PLC *                                    4,742         32,173
Capita Group                                                5,916         28,142
Caradon PLC *                                               2,635          5,604
Carlton Communciations PLC                                  6,036         19,326
Celltech Group PLC *                                        2,681         21,255
Centrica PLC                                               37,448        115,903
CGU PLC *                                                  20,102        161,671
Chubb                                                       6,921         16,620
Close Brothers Group PLC                                    1,520         14,542
CMG PLC *                                                   4,604          7,090
Compass Group PLC                                          19,597        118,917
Corus Group *                                              27,736         35,522
Daily Mail and General Trust                                2,733         26,126
De Lousiana Rue PLC                                         1,732         13,356
Diageo PLC                                                 29,324        380,919
Dixons Group                                               16,962         49,459
E D & F Manitoba Group *                                    2,248         35,302
Electrocomponents PLC                                       3,996         22,390
EMI Group PLC                                               7,470         28,359
FirstGroup PLC                                              4,187         16,087
FKI PLC *                                                   5,052         12,074
George Wimpey PLC *                                         3,512         14,350
GKN PLC *                                                   6,678         31,334
GlaxoSmithKline PLC                                        54,825      1,185,292
Granada Compass PLC                                        24,723         42,029
Great Portland Estates PLC                                  1,209          4,581
Great University Stores *                                   8,749         80,368
Hammerson PLC                                               2,334         19,696
Hanson PLC                                                  5,939         42,422
Hanson PLC-AUD                                                387          2,619
Hays PLC                                                   14,706         34,529
HBOS PLC                                                   33,200        359,391
Hilton Group PLC                                           14,483         50,401
HSBC Holdings PLC                                          83,578        961,439
IMI PLC *                                                   3,259         16,136
Imperial Chemical Industries PLC                           10,749         52,279
Imperial Tobacco                                            6,337        103,090
International Power PLC *                                   9,989         25,586
Invensys PLC                                               31,105         42,208
J. Sainsbury PLC *                                         12,447         67,559
Johnson Matthey PLC                                         1,958         29,972
Kidde PLC                                                   9,935         13,027
Kingfisher PLC                                             11,254         54,264
Land Securities                                             4,522         59,499
Lattice Group PLC                                          30,308         79,018
Legal & General Group PLC                                  45,510         90,723
Lloyds TSB Group PLC                                       49,589        493,707
Logica PLC                                                  3,349         10,212
Marconi PLC *                                              15,805            952
Marks & Spencer Group, PLC                                 22,251        126,455

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                           SHARES        VALUE
                                                           ------        -----
UNITED KINGDOM - CONTINUED
Misys PLC                                                   5,858     $    21,614
National Grid Group PLC                                    15,682         111,419
Next PLC                                                    2,849          40,484
Nycomed Amersham PLC *                                      6,183          54,676
Ocean Group *                                               2,507          31,935
P&O Princess Cruises PLC *                                  6,115          38,691
Pace Micro Technology PLC                                   1,258           1,357
Pearson PLC                                                 7,086          70,494
Peninsular & Oriental Steam Navigation Company *            5,121          18,817
Pilkington PLC                                              6,940           9,814
Provident Financial PLC                                     2,097          22,093
Prudential Corp.                                           17,736         162,247
Railtrack Group PLC *                                       3,905          13,247
Rank Group PLC                                              4,657          18,993
Reckitt & Colman                                            4,730          84,881
Reed International PLC                                     11,158         106,070
Rentokil Initial PLC                                       16,923          68,890
Reuters Group PLC                                          12,759          67,697
Rexam PLC                                                   4,082          26,450
Rio Tinto, Ltd.                                             9,512         174,465
RMC Group PLC                                               2,528          25,304
Rolls Royce                                                 6,164          15,225
Royal & Sun Alliance                                       12,938          47,540
Royal Bank of Scotland Group                               24,270         688,261
Safeway                                                     8,936          38,386
Sage Group PLC                                             10,817          27,954
Schroders PLC                                               1,690          15,086
Scottish & Newcastle PLC                                    5,202          48,222
Scottish Hydro                                              7,499          74,202
Scottish Power                                             16,296          87,643
Securicor                                                   4,375           7,921
Serco Group PLC                                             4,450          13,635
Severn Trent PLC                                            2,781          30,656
Shell Transport & Trading Company PLC                      86,943         656,161
Signet Group PLC                                           13,218          19,095
Slough Estates PLC                                          3,255          18,019
Smith & Nephew PLC                                          8,176          45,375
Smiths Industries PLC                                       4,914          63,833
Spirent PLC                                                 7,170           9,456
SSL International PLC                                       1,739           9,482
Stagecoach Holdings PLC                                     7,461           7,138
Tate & Lyle PLC                                             3,723          19,924
Taylor Woodrow PLC                                          5,265          14,449
Telewest Communications PLC *                               9,943             465
Tesco PLC                                                  61,390         223,232
The Berkeley Group PLC *                                    1,243          13,659
Thus Group PLC *                                            6,950           1,272
Unilever PLC                                               24,533         223,677
United Business Media PLC *                                 3,241          21,495
United Utilities PLC *                                      4,760          44,342
Vodafone Group PLC                                        607,412         833,482
Whitbread & Company PLC                                     2,217          20,703
Wolseley PLC                                                4,977          50,461
WPP Group PLC                                              10,281          86,839
Yorkshire Water PLC *                                       3,456          22,499
                                                                      -----------
                                                                       14,564,729
UNITED STATES - 0.01%
Newmont Mining Corp. (a)                                    1,637           4,423
                                                                      -----------

TOTAL COMMON STOCK
(Cost: $69,678,179)                                                   $54,856,567
                                                                      -----------

PREFERRED STOCK - 0.50%
AUSTRALIA - 0.12%
News Corp., Ltd. -  Limited Voting Shares                  17,067     $    78,607
                                                                      -----------

GERMANY - 0.38%
MAN AG (a)                                                    200           3,545
Munchener Ruckversicherungs-Gesellschaft AG * (a)             900         212,922
RWE AG                                                        300           9,723
Volkswagen AG - Non Voting Preferred                          800          25,945
                                                                      -----------
                                                                          252,135
NEW ZEALAND - 0.00%
Fletcher Challenge *                                        9,700           1,086
                                                                      -----------

TOTAL PREFERRED STOCK
(Cost: $450,843)                                                      $   331,828
                                                                      -----------


RIGHTS - 0.00%
AUSTRIA - 0.00%
Erste Bank Der Oester *                                       241               0
                                                                      -----------

FRANCE - 7.97%
Alstom *                                                    1,228             484
                                                                      -----------

HONG KONG - 0.00%
Cheung Kong Holdings, Ltd.                                    480               0
                                                                      -----------

UNITED KINGDOM - 0.00%
TI Automotive, Ltd., A Shares                               2,263               0
                                                                      -----------

TOTAL RIGHTS
(Cost: $0)                                                            $       484
                                                                      -----------

                                                       PRINCIPAL
                                                        AMOUNT            VALUE
                                                        ------            -----
SHORT TERM INVESTMENTS - 15.17%
Navigator Securities Lending Trust, 1.95%            $ 9,716,802      $ 9,716,802
United States Treasury Bills,
  1.69% due 09/19/2002****                               100,000           99,624
  1.71% due 07/25/2002****                               100,000           99,886
  1.715% due 08/08/2002****                              200,000          199,638
                                                                      -----------
                                                                      $10,115,950
REPURCHASE AGREEMENTS - 2.08%
Repurchase Agreement with State Street
   Corp. dated 06/28/2002 at 1.80%, to be
   repurchased at $1,392,209 on
   07/01/2002, collateralized by
   $1,430,000 U.S. Treasury Bills, 1.57%
   due 09/19/2002 (valued at $1,424,638).            $ 1,392,000      $ 1,392,000
                                                                      -----------

TOTAL INVESTMENTS (INTERNATIONAL INDEX TRUST)
(Cost: $81,636,972)                                                   $66,696,345
                                                                      ===========

The Trust had the following industry concentrations as of June 30, 2002 (as a percentage of total value of investments):

Banking                                                                   14.57%
Drugs & Healthcare                                                         8.98%
Financial Services                                                         6.94%
Insurance                                                                  6.29%
Petroleum Services                                                         4.38%

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

MID CAP INDEX TRUST

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCK - 87.27%
AEROSPACE - 0.18%
Precision Castparts Corp. *                               6,235     $   205,755
                                                                    -----------
AIR TRAVEL - 0.09%
Alaska Air Group, Inc. *                                  3,188          83,207
Atlas Air, Inc. * (a)                                     4,595          17,001
                                                                    -----------
                                                                        100,208
APPAREL & TEXTILES - 0.90%
Coach, Inc. *                                             5,304         291,190
Mohawk Industries, Inc. *                                 7,867         484,056
Timberland Company, Class A *                             4,665         167,100
Unifi, Inc. *                                             6,469          70,512
                                                                    -----------
                                                                      1,012,858
AUTO PARTS - 0.89%
Arvinmeritor, Inc. *                                      8,015         192,360
BorgWarner, Inc. *                                        3,168         182,984
Federal Signal Corp. (a)                                  5,411         129,864
Gentex Corp. *                                            9,021         247,807
Modine Manufacturing Company                              4,009          98,541
Superior Industries International, Inc.                   3,113         143,976
                                                                    -----------
                                                                        995,532
AUTO SERVICES - 0.51%
Copart, Inc. *                                           10,889         176,728
Pennzoil-Quaker State Company *                           9,557         205,762
United Rentals, Inc. *                                    8,811         192,080
                                                                    -----------
                                                                        574,570
AUTOMOBILES - 0.32%
Lear Corp. *                                              7,716         356,865
                                                                    -----------

BANKING - 8.94%
Associated Banc-Corp *                                    8,683         327,436
Astoria Financial Corp.                                  11,088         355,370
Bank of  Hawaii Corp. *                                   9,230         258,440
Banknorth Group, Inc.                                    18,246         474,761
City National Corp.                                       5,784         310,890
Colonial Bancgroup, Inc.                                 13,846         207,690
Commerce Bancorp, Inc. *                                  7,950         351,390
First Virginia Banks, Inc. *                              5,747         308,154
FirstMerit Corp. *                                       10,195         281,178
Golden State Bancorp, Inc. *                             16,316         591,455
Greater Bay Bancorp (a)                                   6,013         184,960
Greenpoint Financial Corp. *                             12,036         590,968
Hibernia Corp., Class A *                                19,114         378,266
Independence Community Bank Corp.                         7,068         203,064
Investors Financial Services Corp.                        7,710         258,593
M&T Bank Corp. *                                         11,166         957,596
Mercantile Bankshares Corp.                               8,390         344,242
National Commerce Financial Corp. *                      24,457         643,219
New York Community Bancorp, Inc.                         12,906         349,753
North Fork BanCorp, Inc.                                 19,508         776,613
Provident Financial Group, Inc. * (a)                     5,912         171,507
Roslyn Bancorp, Inc.                                     10,566         230,656
Silicon Valley Bancshares *                               5,554         146,403
Sovereign Bancorp, Inc. *                                30,808         460,580
TCF Financial Corp.                                       9,206         452,015
Westamerica BanCorp                                       4,156         162,832
Wilmington Trust Corp.                                    7,850         239,425
                                                                    -----------
                                                                     10,017,456
BIOTECHNOLOGY - 1.75%
Covance, Inc. * (a)                                       7,250      $  135,938
Gilead Sciences, Inc. *                                  23,241         764,164
IDEC Pharmaceuticals Corp. * (a)                         18,329         649,763
Millennium Pharmaceuticals, Inc. *                       33,642         408,750
                                                                    -----------
                                                                      1,958,615
BROADCASTING - 1.31%
Belo Corp., Series A *                                   13,229         299,108
Emmis Communications Corp., Class A *                     6,189         131,145
Entercom Communications Corp. *                           5,873         269,571
Hispanic Broadcasting Corp. *                            13,036         340,239
Westwood One, Inc. *                                     12,894         430,917
                                                                    -----------
                                                                      1,470,980
BUILDING MATERIALS & CONSTRUCTION - 0.61%
Dycom Industries, Inc. * (a)                              5,741          67,112
Harsco Corp. *                                            4,803         180,113
Jacobs Engineering Group, Inc. *                          6,470         225,027
RPM, Inc. *                                              13,514         206,088
                                                                    -----------
                                                                        678,340
BUSINESS SERVICES - 6.86%
Acxiom Corp. * (a)                                       10,475         183,208
Affiliated Computer Services, Inc., Class A *            15,776         749,045
Banta Corp. *                                             2,967         106,515
BISYS Group, Inc. *                                      14,286         475,724
Catalina Marketing Corp. *                                6,623         186,901
Ceridian Corp. *                                         17,582         333,706
Certegy, Inc. *                                           8,264         306,677
ChoicePoint, Inc. *                                      10,074         458,065
CSG Systems International, Inc. *                         6,375         122,018
DeVry, Inc. *                                             8,391         191,650
DST Systems, Inc. *                                      14,466         661,241
Dun & Bradstreet Corp. *                                  8,909         294,442
Gartner Group, Inc., Class B *                           10,171          95,607
Harte-Hanks, Inc.                                        11,364         233,530
Kelly Services, Inc., Class A *                           4,311         116,440
Korn/Ferry International * (a)                            4,541          41,323
Legato Systems, Inc. *                                   13,496          48,586
Manpower, Inc. *                                          9,139         335,858
MPS Group, Inc. *                                        11,800         100,300
Quanta Services, Inc. *                                   7,302          72,071
Reynolds & Reynolds Company, Class A *                    8,419         235,311
Rollins, Inc. *                                           3,613          73,488
RSA Security, Inc. * (a)                                  6,752          32,477
SEI Investment Company                                   12,983         365,731
Sothebys Holdings, Inc., Class A * (a)                    7,368         104,994
SunGuard Data Systems, Inc. *                            33,585         889,331
Sykes Enterprises, Inc. *                                 4,832          37,153
The Titan Corp. *                                         9,119         166,787
Valassis Communications, Inc. *                           6,436         234,914
Viad Corp. *                                             10,686         277,836
Wallace Computer Series, Inc. *                           4,925         105,888
Wind River Systems, Inc. * (a)                            9,378          46,984
                                                                    -----------
                                                                      7,683,801
CHEMICALS - 2.31%
A. Schulman, Inc. *                                       3,511          75,307
Airgas, Inc. *                                            8,385         145,061
Albemarle Corp. *                                         5,468         168,141
Cabot Corp. *                                             7,477         214,216
Cabot Microelectronics Corp. * (a)                        2,903         125,293
Crompton Corp. *                                         13,582         173,171
Cytec Industries, Inc. *                                  4,772         150,032
Ferro Corp. *                                             4,660         140,499


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES          VALUE
                                                         ------          -----
CHEMICALS - CONTINUED
FMC Corp. *                                               3,752      $  113,198
H.B. Fuller Company                                       3,400          99,586
IMC Global, Inc. *                                       13,810         172,625
Lubrizol Corp. *                                          6,143         205,790
Lyondell Chemical Company *                              14,129         213,348
Minerals Technologies, Inc. *                             2,353         116,050
Olin Corp. * (a)                                          5,221         115,645
Solutia, Inc. *                                          12,572          88,255
Valspar Corp. * (a)                                       5,961         269,080
                                                                     ----------
                                                                      2,585,297
COMPUTERS & BUSINESS EQUIPMENT - 1.75%
3Com Corp. *                                             42,323         186,221
Diebold, Inc.                                             8,581         319,557
GTECH Holdings Corp. *                                    6,886         175,869
Henry, Jack & Associates, Inc.                           10,738         179,217
Infocus Corp. * (a)                                       4,689          55,236
National Instruments Corp. *                              6,154         200,374
Plexus Corp. * (a)                                        5,032          91,079
Quantum Corp. *                                          18,710          78,582
Sandisk Corp. * (a)                                       8,207         101,767
Storage Technology Corp. *                               12,641         201,877
Sybase, Inc. *                                           11,869         125,218
Tech Data Corp. *                                         6,624         250,718
                                                                     ----------
                                                                      1,965,715
CONSTRUCTION MATERIALS - 0.41%
Granite Construction, Inc. *                              4,941         125,007
Martin Marietta Materials, Inc. *                         5,832         227,448
Trinity Industries, Inc. (a)                              5,287         109,547
                                                                     ----------
                                                                        462,002
CONSTRUCTION & MINING EQUIPMENT - 0.15%
FMC Technologies, Inc. *                                  7,812         162,177
                                                                     ----------

CONTAINERS & GLASS - 0.57%
Longview Fibre Company *                                  6,139          57,829
Packaging Corp of America *                              12,689         252,384
Sonoco Products Company                                  11,486         325,284
                                                                     ----------
                                                                        635,497
CRUDE PETROLEUM & NATURAL GAS - 1.75%
Helmerich & Payne, Inc.                                   5,992         214,034
National Oilwell, Inc. *                                  9,722         204,648
Ocean Energy, Inc. *                                     20,649         447,464
Patterson Energy, Inc. *                                  9,177         259,067
Pioneer Natural Resources Company *                      13,708         357,093
Valero Energy Corp. *                                    12,771         477,891
                                                                     ----------
                                                                      1,960,197
DOMESTIC OIL - 0.76%
Forest Oil Corp. *                                        5,617         159,691
Murphy Oil Corp. *                                        5,446         449,295
Noble Energy, Inc. *                                      6,802         245,212
                                                                     ----------
                                                                        854,198
DRUGS & HEALTH CARE - 2.76%
Apogent Technologies, Inc. *                             12,795         263,193
Beckman Coulter, Inc. *                                   7,372         367,863
Edwards Lifesciences Corp. *                              7,116         165,091
Health Net, Inc. *                                       14,851         397,561
Henry Schein, Inc. *                                      5,130         228,285
Hillenbrand Industries, Inc.                              7,537         423,203
Ivax Corp. *                                             23,721         256,187
Lifepoint Hospitals, Inc. *                               4,720         171,383
Pacificare Health Systems, Inc. * (a)                     4,150      $  112,880
Perrigo Company *                                         8,819         114,647
Sepracor, Inc. * (a)                                      9,364          89,426
Trigon Healthcare, Inc. *                                 4,301         432,595
VISX, Inc. *                                              6,601          71,951
                                                                     ----------
                                                                      3,094,265
EDUCATIONAL SERVICES - 0.24%
Education Management Corp. *                              4,177         170,129
Sylvan Learning Systems, Inc. * (a)                       4,655          92,821
                                                                     ----------
                                                                        262,950
ELECTRICAL EQUIPMENT - 0.35%
AMETEK, Inc. *                                            3,942         146,839
Hubbell, Inc., Class B *                                  7,045         240,587
                                                                     ----------
                                                                        387,426
ELECTRIC UTILITIES - 3.78%
Allete, Inc.                                             10,103         273,791
Alliant Corp. *                                          10,522         270,415
Black Hills Corp.                                         3,186         110,268
Cleco Corp.                                               5,406         118,391
Conectiv, Inc. *                                         10,661         275,160
DPL, Inc. *                                              15,204         402,146
DQE, Inc. * (a)                                           6,717          94,038
GrafTech International, Ltd. *                            6,703          82,447
Great Plains Energy, Inc. *                               7,436         151,323
Hawaiian Electric Industries, Inc. * (a)                  4,330         184,242
IDACORP, Inc. * (a)                                       4,503         124,733
Northeast Utilities                                      16,842         316,798
NSTAR *                                                   6,374         285,428
OGE Energy Corp. * (a)                                    9,365         214,084
PNM Resources, Inc.                                       4,701         113,764
Potomac Electric Power Company *                         12,911         277,328
Puget Energy, Inc.                                       10,420         215,173
Sierra Pacific Resources * (a)                           12,270          95,706
Westar Energy, Inc. *                                     8,424         129,308
Wisconsin Energy Corp. *                                 14,000         353,780
WPS Resources Corp. * (a)                                 3,702         151,153
                                                                     ----------
                                                                      4,239,476
ELECTRONICS - 2.12%
Arrow Electronics, Inc. *                                11,981         248,606
Avnet, Inc. *                                            14,258         313,533
FEI Company * (a)                                         3,844          94,216
Kemet Corp. *                                            10,318         184,280
L-3 Communications Holdings, Inc. * (a)                   9,424         508,896
Mentor Graphics Corp. *                                   7,750         110,205
Polycom, Inc. *                                          11,993         143,796
Sequa Corp., Class A *                                    1,248          81,607
Teleflex, Inc.                                            4,671         266,948
Vishay Intertechnology, Inc. *                           19,141         421,102
                                                                     ----------
                                                                      2,373,189
ENERGY - 0.48%
Energy East Corp.                                        14,042         317,349
MDU Resources Group, Inc. *                               8,398         220,784
                                                                     ----------
                                                                        538,133
FINANCIAL SERVICES - 3.61%
A.G. Edwards, Inc. *                                      9,588         372,685
Americredit Corp. * (a)                                  10,200         286,110
Arthur J. Gallagher & Company                            10,180         352,737
Compass Bancshares, Inc.                                 15,323         514,853


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
FINANCIAL SERVICES - CONTINUED
E*TRADE Group, Inc. *                                    44,782      $  244,510
Eaton Vance Corp. *                                       8,320         259,584
IndyMac Bancorp, Inc. *                                   7,234         164,067
Investment Technology Group, Inc. *                       5,838         190,903
Labranche & Company, Inc. * (a)                           7,056         161,582
Legg Mason, Inc. *                                        8,028         396,101
Leucadia National Corp. *                                 6,648         210,476
Metris Companies, Inc. * (a)                              7,663          63,679
NCO Group, Inc. *                                         3,102          67,562
Neuberger Berman, Inc. * (a)                              8,458         309,563
Waddell & Reed Financial, Inc., Class A                   9,618         220,445
Webster Financial Corp.                                   5,921         226,419
                                                                      ---------
                                                                      4,041,276
FOOD & BEVERAGES - 3.64%
Bob Evans Farms, Inc. *                                   4,203         132,310
Constellation Brands, Inc., Class A *                     10,519         336,608
Dean Foods Company *                                     10,456         390,009
Dole Food, Inc.                                           6,713         193,670
Dreyers Grand Ice Cream, Inc. *                           4,143         284,210
Hormel Foods Corp. *                                     16,671         399,104
Interstate Bakeries Corp. *                               5,200         150,176
McCormick & Company, Inc.                                16,666         429,149
PepsiAmericas, Inc. *                                    18,734         279,886
Sensient Technologies Corp. *                             5,688         129,459
Smithfield Foods, Inc. *                                 13,410         248,755
The J.M. Smucker Company *                                6,043         206,248
Tootsie Roll Industries, Inc. *                           6,252         241,077
Tyson Foods, Inc., Class A *                             42,537         659,749
                                                                      ---------
                                                                      4,080,410
FOREST PRODUCTS - 0.14%
Rayonier, Inc. *                                          3,277         160,999
                                                                      ---------
FURNITURE & FIXTURES - 0.18%
Furniture Brands International, Inc. *                    6,561         198,470
                                                                      ---------

GAS & PIPELINE UTILITIES - 2.30%
AGL Resources, Inc. *                                     6,678         154,930
American Water Works Company, Inc.                       12,017         519,254
Aquila, Inc. *                                           16,883         135,064
Equitable Resources, Inc.                                 7,686         263,630
National Fuel Gas Company                                 9,571         215,443
ONEOK, Inc. *                                             7,176         157,513
Questar Corp. *                                           9,788         241,764
SCANA Corp.                                              12,587         388,561
Vectren Corp. *                                           8,136         204,214
Western Gas Resources, Inc. * (a)                         3,926         146,832
WGL Holdings, Inc.                                        5,837         151,178
                                                                      ---------
                                                                      2,578,383
HEALTHCARE PRODUCTS - 1.76%
Apria Healthcare Group, Inc. *                            6,550         146,720
Cytyc Corp. *                                            14,624         111,435
DENTSPLY International, Inc.                              9,356         345,330
Mylan Laboratories, Inc. *                               15,127         474,231
Patterson Dental Company *                                8,131         409,233
STERIS Corp. *                                            8,344         159,454
Varian Medical Systems, Inc. *                            8,098         328,374
                                                                      ---------
                                                                      1,974,777
HEALTHCARE SERVICES - 3.00%
Express Scripts, Inc., Class A *                          9,515         476,797
First Health Group Corp. *                               11,972         335,695
Lincare Holdings, Inc. *                                 12,945      $  418,123
Omnicare, Inc. *                                         11,228         294,847
Oxford Health Plans, Inc. *                              10,520         488,759
Quest Diagnostics, Inc. *                                11,573         995,857
Universal Health Services, Inc., Class B *                7,197         352,653
                                                                      ---------
                                                                      3,362,731

HOLDINGS COMPANIES/CONGLOMERATES - 0.08%
Horace Mann Educators Corp. * (a)                         4,895          91,390

HOMEBUILDERS - 1.06%
Clayton Homes, Inc. *                                    16,540         261,332
D.R. Horton, Inc.                                        17,475         454,874
Lennar Corp. *                                            7,720         472,464
                                                                      ---------
                                                                      1,188,670
HOTELS & RESTAURANTS - 1.76%
Brinker International, Inc. *                            11,685         370,999
CBRL Group, Inc. *                                        6,689         204,148
Extended Stay America, Inc. *                            11,241         182,329
Mandalay Resort Group *                                   8,507         234,538
Outback Steakhouse, Inc. *                                9,197         322,815
Papa Johns International, Inc. * (a)                      2,512          83,876
Park Place Entertainment Corp. *                         36,206         371,111
The Cheesecake Factory, Inc. *                            5,823         206,600
                                                                      ---------
                                                                      1,976,416
HOUSEHOLD APPLIANCES - 0.16%
Blyth Industries, Inc.                                    5,658         176,643
                                                                      ---------
HOUSEHOLD PRODUCTS - 0.60%
Church & Dwight, Inc. * (a)                               4,699         147,220
Dial Corp. *                                             11,402         228,268
Energizer Holdings, Inc. *                               10,982         301,126
                                                                      ---------
                                                                        676,614
INDUSTRIAL MACHINERY - 1.34%
AGCO Corp. *                                              8,653         168,733
Albany International Corp., Class A                       3,753         100,993
Donaldson Company, Inc.                                   5,303         185,817
Flowserve Corp. *                                         6,290         187,442
Grant Prideco, Inc. *                                    13,146         178,786
Kaydon Corp. *                                            3,596          84,902
Kennametal, Inc. *                                        3,734         136,664
Pentair, Inc.                                             5,896         283,480
Stewart & Stevenson Services, Inc. *                      3,419          60,653
Tecumseh Products Company, Class A *                      2,221         117,891
                                                                      ---------
                                                                      1,505,361
INSURANCE - 3.64%
Allmerica Financial Corp.                                 6,356         293,647
American Financial Group, Inc.                            8,209         196,195
Amerus Group Company *                                    4,745         176,040
Everest Re Group, Ltd.                                    6,160         344,652
Fidelity National Financial, Inc.                        11,324         357,838
HCC Insurance Holdings, Inc. *                            7,293         192,171
Mony Group, Inc. *                                        5,721         194,571
Ohio Casualty Corp. * (a)                                 7,234         151,191
Old Republic International Corp.                         14,294         450,261
Protective Life Corp.                                     8,239         272,711
Radian Group, Inc. *                                     11,271         550,588
Stancorp Financial Group, Inc. *                          3,596         199,578
The PMI Group, Inc.                                      10,706         408,969
Unitrin, Inc.                                             8,118         290,381
                                                                      ---------
                                                                      4,078,793


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES         VALUE
                                                         ------         -----
INTERNATIONAL OIL - 0.53%
Weatherford International, Ltd. *                        13,793      $  595,858
                                                                     ----------
INTERNET SOFTWARE - 0.26%
Internet Security Systems, Inc. * (a)                     5,743          75,348
Macromedia, Inc. *                                        7,072          62,729
Retek, Inc. * (a)                                         6,122         148,764
                                                                     ----------
                                                                        286,841

LEISURE TIME - 0.50%
Callaway Golf Company * (a)                               9,359         148,247
International Speedway Corp., Class A *                   6,390         256,239
Six Flags, Inc. * (a)                                    11,105         160,467
                                                                     ----------
                                                                        564,953

LIFE SCIENCES - 0.15%
Incyte Pharmacuticals, Inc. *                             7,981          58,022
Protein Design Laboratories, Inc. *                      10,569         114,779
                                                                     ----------
                                                                        172,801

MANUFACTURING - 0.88%
Lancaster Colony Corp. *                                  4,421         157,653
Nordson Corp. *                                           3,990          98,393
SPX Corp. *                                               4,842         568,935
York International Corp. *                                4,673         157,901
                                                                     ----------
                                                                        982,882

MEDICAL-HOSPITALS - 0.33%
Triad Hospitals, Inc. *                                   8,659         366,968
                                                                     ----------
MINING - 0.13%
Arch Coal, Inc. *                                         6,291         142,869
                                                                     ----------
NEWSPAPERS - 0.72%
Lee Enterprises, Inc. *                                   5,305         185,675
Washington Post Company, Class B *                        1,141         621,845
                                                                     ----------
                                                                        807,520

OFFICE FURNISHINGS & SUPPLIES - 0.34%
HON Industries, Inc.                                      7,047         191,819
Miller Herman, Inc. *                                     9,102         184,771
                                                                     ----------
                                                                        376,590
PAPER - 0.58%
Bowater, Inc. *                                           6,567         357,048
P.H. Glatfelter Company *                                 5,134          96,519
Potlatch Corp. *                                          3,399         115,634
Wausau-Mosinee Paper Corp. *                              6,190          74,589
                                                                     ----------
                                                                        643,790
PETROLEUM SERVICES - 1.74%
Cooper Cameron Corp. *                                    6,485         314,004
ENSCO International, Inc. *                              16,183         441,148
Hanover Compressor Company * (a)                          7,590         102,465
Pride International, Inc. *                              15,960         249,934
Smith International, Inc. * (a)                           5,937         404,844
Tidewater, Inc. *                                         7,276         239,526
Varco International, Inc. *                              11,534         202,306
                                                                     ----------
                                                                      1,954,227
PHARMACEUTICALS - 0.87%
AdvancePCS *                                             11,105         265,854
Barr Laboratories, Inc. * (a)                             5,181         329,149
ICN Pharmaceuticals, Inc. (a)                             9,800      $  237,258
Vertex Pharmaceuticals, Inc. *                            9,009         146,666
                                                                     ----------
                                                                        978,927

POLLUTION CONTROL - 0.35%
Republic Services, Inc., Class A *                       20,323         387,560
                                                                     ----------
PUBLISHING - 0.51%
Media General, Inc., Class A                              2,761         165,660
Readers Digest Association, Inc., Class A *              11,970         224,198
Scholastic Corp. *                                        4,676         177,220
                                                                     ----------
                                                                        567,078

RAILROADS & EQUIPMENT - 0.27%
GATX Corp. (a)                                            5,850         176,085
J.B. Hunt Transport Services, Inc. *                      4,323         127,615
                                                                     ----------
                                                                        303,700

REAL ESTATE - 0.45%
Hospitality Properties Trust, SBI *                       7,514         274,261
New Plan Excel Realty Trust, Inc. * (a)                  11,220         233,713
                                                                     ----------
                                                                        507,974

RETAIL GROCERY - 0.37%
Ruddick Corp. *                                           5,575          94,552
Whole Foods Market, Inc. * (a)                            6,700         323,074
                                                                     ----------
                                                                        417,626

RETAIL TRADE - 4.23%
99 Cents Only Stores *                                    8,308         213,100
Abercrombie & Fitch Company, Class A *                   11,883         286,618
American Eagle Outfitters, Inc. *                         8,639         182,628
Barnes & Noble, Inc. *                                    8,075         213,422
BJ's Wholesale Club, Inc. *                               8,681         334,219
Borders Group, Inc. *                                     9,794         180,210
CDW Computer Centers, Inc. *                             10,608         496,560
Claire's Stores, Inc.                                     5,863         134,263
Dollar Tree Stores, Inc. *                               13,493         531,759
Fastenal Company (a)                                      9,119         351,173
Longs Drug Stores Corp. *                                 4,556         128,889
Michael's Stores, Inc. *                                  7,890         307,710
Payless ShoeSource, Inc. *                                2,671         153,983
Ross Stores, Inc.                                         9,557         389,448
Saks, Inc. *                                             17,059         219,038
The Neiman Marcus Group, Inc., Class A * (a)              5,733         198,935
Williams-Sonoma, Inc. *                                  13,700         420,042
                                                                     ----------
                                                                      4,741,997

SEMICONDUCTORS - 3.26%
Atmel Corp. *                                            55,952         350,260
Cirrus Logic, Inc. *                                      9,899          72,956
Credence Systems Corp. *                                  7,250         128,832
Cree, Inc. * (a)                                          8,727         115,458
Cypress Semiconductor Corp. *                            14,456         219,442
Fairchild Semiconductor Corp., Class A *                 13,550         329,265
Integrated Device Technology, Inc. *                     12,543         227,530
International Rectifier Corp. *                           7,621         222,152
Intersil Corp., Class A *                                16,306         348,622
Lam Research Corp. * (a)                                 15,127         271,983
Lattice Semiconductor Corp. *                            13,144         114,879
LTX Corp. * (a)                                           5,834          83,310


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                         SHARES           VALUE
                                                         ------           -----
SEMICONDUCTORS -- CONTINUED
Micrel, Inc. *                                           11,163     $   160,524
Microchip Technology, Inc. *                             23,975         657,634
MIPS Technologies, Inc., Class B *                        4,692          26,134
Semtech Corp. *                                           8,467         226,069
Triquint Semiconductor, Inc. *                           15,655         100,349
                                                                    -----------
                                                                      3,655,399

SOFTWARE - 3.61%
Activision, Inc. *                                        6,523         189,558
Advent Software, Inc. * (a)                               4,064         104,445
Ascential Software Corp. *                               31,172          86,970
Avocent Corp. *                                           5,361          85,347
Cadence Design Systems, Inc. *                           29,387         473,718
Checkfree Corp. * (a)                                     9,301         145,468
Electronic Arts, Inc. *                                  16,578       1,094,977
Imation Corp. *                                           4,200         124,992
Keane, Inc. *                                             9,072         112,493
Macrovision Corp. *                                       6,092          79,866
McDaTa Corp., Class A *                                  13,509         119,014
Networks Associates, Inc. *                              16,910         325,856
Symantec Corp. * (a)                                     17,096         561,604
Synopsys, Inc. *                                          9,041         495,537
Transaction Systems Architects, Inc., Class A *           4,244          49,909
                                                                    -----------
                                                                      4,049,754

STEEL - 0.22%
Alaska Steel Holding Corp. *                             12,947         165,851
Carpenter Technology Corp. *                              2,666          76,808
                                                                    -----------
                                                                        242,659

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 1.02%
ADTRAN, Inc. *                                            4,743          90,112
Advanced Fibre Communications, Inc. *                     9,849         162,902
Commscope, Inc. *                                         7,418          92,725
Harris Corp. *                                            7,948         288,035
Newport Corp. * (a)                                       4,404          68,967
Plantronics, Inc. * (a)                                   5,574         105,962
Powerwave Technologies, Inc. *                            7,836          71,778
Price Communications Corp. *                              6,596         105,536
RF Micro Devices, Inc. *                                 20,114         153,269
                                                                    -----------
                                                                      1,139,286

TELEPHONE - 0.44%
Broadwing, Inc. * (a)                                    26,287          68,346
Telephone & Data Systems, Inc.                            7,038         426,151
                                                                    -----------
                                                                        494,497

TIRES & RUBBER - 0.21%
Bandag, Inc. *                                            2,481          70,262
Carlisle Companies, Inc. *                                3,637         163,592
                                                                    -----------
                                                                        233,854

TOBACCO - 0.64%
R.J. Reynolds Tobacco Holdings, Inc.                     11,207         602,376
Universal Corp. *                                         3,169         116,303
                                                                    -----------
                                                                        718,679

TRANSPORTATION - 0.49%
Alexander & Baldwin, Inc. *                               4,866     $   124,229
C. H. Robinson Worldwide, Inc. *                         10,156         340,531
Overseas Shipholding Group, Inc. *                        4,117          86,786
                                                                    -----------
                                                                        551,546
TRUCKING & FREIGHT - 1.11%
Airborne, Inc. *                                          5,781         110,995
CNF Transportation, Inc. *                                5,870         222,943
EGL, Inc. * (a)                                           5,743          97,401
Expeditores International of Washington, Inc.            12,402         411,251
Pittston Brink's Group *                                  6,522         156,528
Swift Transportation, Inc. *                             10,241         238,615
                                                                    -----------
                                                                      1,237,733
TOTAL COMMON STOCK
(Cost: $103,940,449)                                                $97,790,003
                                                                    -----------

WARRANTS - 0.00%
BANKING - 0.00%
Dime Bancorp, Inc. *                                      3,798             380
                                                                    -----------
TOTAL WARRANTS
(Cost: $1,442)                                                      $       380
                                                                    -----------

                                                      PRINCIPAL
                                                        AMOUNT          VALUE
                                                        ------          -----
SHORT TERM INVESTMENTS - 8.58%
Navigator Securities Lending Trust, 1.95%          $  9,219,073    $  9,219,073

United States Treasury Bills,
    1.66% due 08/29/2002 ****                           300,000         299,196
    1.68% due 08/08/2002 ****                           100,000          99,826
                                                                   ------------
                                                                   $  9,618,095

REPURCHASE AGREEMENTS - 4.15%
Repurchase Agreement with State
   Street Corp., dated 06/28/2002
   at 1.80%, to be repurchased at
   $4,652,698 on 07/01/2002,
   collateralized by $4,765,000
   U.S. Treasury Bills, 1.58% due
   09/19/2002 (valued at $4,747,131
   including interest)                             $  4,652,000    $  4,652,000
                                                                   ------------
TOTAL INVESTMENTS (MID CAP INDEX TRUST)
(Cost: $118,211,986)                                               $112,060,478
                                                                   ============


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

TOTAL STOCK MARKET INDEX TRUST

                                                          SHARES         VALUE
                                                          ------         -----
COMMON STOCK - 91.23%
ADVERTISING - 0.21%
Avenue A., Inc. * (a)                                       200      $      712
DoubleClick, Inc. *                                         687           5,098
Grey Global Group, Inc. *                                     8           5,520
HA-LO Industries, Inc. *                                    200               3
Lamar Advertising Company, Class A *                        553          20,577
Omnicom Group, Inc. *                                     1,026          46,991
The Interpublic Group of Companies, Inc. *                2,205          54,596
TMP Worldwide, Inc. *                                       564          12,126
Ventiv Health, Inc. *                                       100             282
                                                                     ----------
                                                                        145,905
AEROSPACE - 1.65%
AAR Corp. *                                                 100           1,020
Aeroflex, Inc. *                                            250           1,738
Alliant Techsystems, Inc. *                                 240          15,312
B.F. Goodrich Company                                       573          15,654
BE Aerospace, Inc. *                                        100           1,318
Boeing Company *                                          4,827         217,215
DRS Technologies, Inc. *                                    176           7,524
Esterline Technologies Corp. *                              100           2,270
GenCorp, Inc. *                                             218           3,117
General Dynamics Corp.                                    1,127         119,857
Heico Corp., Class A *                                      295           3,304
Honeywell International, Inc. *                           4,534         159,733
Ladish, Inc. *                                              203           2,477
Lockheed Martin Corp. *                                   2,410         167,495
Northrop Grumman Corp. *                                    635          79,375
Orbital Sciences Corp., Class A * (a)                       198           1,578
Precision Castparts Corp. *                                 235           7,755
Raytheon Company *                                        2,121          86,431
Rockwell Collins, Inc. *                                    917          25,144
Teledyne Technologies, Inc. *                               100           2,075
Textron, Inc.                                               860          40,334
United Defense Industries, Inc. *                           272           6,256
United Technologies Corp.                                 2,607         177,015
Viasat, Inc. * (a)                                          116             978
Woodward Governor Company *                                  45           2,660
                                                                     ----------
                                                                      1,147,635
AGRICULTURE - 0.06%
Bunge, Ltd. *                                               667          14,074
Cadiz, Inc. * (a)                                           219           1,861
Delta & Pine Land Company *                                 368           7,397
Fresh Del Monte Produce, Inc.                               290           7,250
Lesco, Inc. *                                               100           1,154
Monsanto Company *                                          139           2,474
Tejon Ranch Company *                                       289           9,421
                                                                     ----------
                                                                         43,631
AIR TRAVEL - 0.18%
Airtran Holdings, Inc. *                                    290           1,551
Alaska Air Group, Inc. *                                    100           2,610
America West Holding Corp., Class B *                       100             274
Atlantic Coast Airlines Holdings, Inc. *                    200           4,340
Atlas Air, Inc. * (a)                                       149             551
Continental Airlines, Inc., Class B * (a)                   497           7,843
Delta Air Lines, Inc. *                                     629          12,580
Frontier Airlines, Inc. *                                   150           1,220
Mesa Air Group, Inc. *                                      100             920
Mesaba Holdings, Inc. *                                     100             587
Northwest Airlines Corp., Class A *                         430           5,186
SkyWest, Inc. *                                             521          12,186
Southwest Airlines Company *                              4,426          71,524
U.S. Airways Group, Inc. * (a)                              331      $    1,225
UAL Corp. * (a)                                             242           2,768
                                                                     ----------
                                                                        125,365
APPAREL & TEXTILES - 0.39%
Angelica Corp. *                                            100           1,720
Brown Shoe, Inc. *                                          100           2,810
Burlington Industries, Inc. *                               300              30
Cintas Corp.                                                985          48,689
Coach, Inc. *                                               333          18,282
Columbia Sportswear Company *                               174           5,568
Cone Mills Corp. * (a)                                      200             536
FAB Industries, Inc. *                                      143           1,167
G & K Services, Class A *                                   100           3,424
Goodys Family Clothing, Inc. *                              215           2,479
Guess, Inc. *                                               162           1,166
Guilford Mills, Inc. *                                      100              18
Interface, Inc., Class A *                                  200           1,608
Jones Apparel Group, Inc. *                                 655          24,562
K-Swiss, Inc., Class A                                      348           9,041
Kellwood Company * (a)                                      100           3,250
Kenneth Cole Productions, Inc., Class A * (a)               160           4,536
Liz Claiborne, Inc.                                         656          20,861
Mohawk Industries, Inc. *                                   337          20,736
Nautica Enterprises, Inc. *                                 100           1,299
Oneida, Ltd. *                                              100           1,915
Oshkosh B'Gosh, Inc., Class A *                             100           4,349
Oxford Industries, Inc. *                                   100           2,800
Pacific Sunwear of California, Inc. *                       100           2,217
Phillips Van Heusen Corp.                                   100           1,560
Polo Ralph Lauren Corp., Class A *                          375           8,400
Quiksilver, Inc. *                                          100           2,480
Reebok International, Ltd. *                                366          10,797
Russell Corp. *                                             100           1,925
Stage Stores, Inc. *                                        275           9,553
Stride Rite Corp. *                                         200           1,600
Superior Uniform Group, Inc. *                              161           1,661
The Gymboree Corp. *                                        495           7,930
Timberland Company, Class A *                               200           7,164
Unifi, Inc. *                                               200           2,180
V.F. Corp. *                                                672          26,349
Vans, Inc. *                                                100             812
Warnaco Group, Inc., Class A *                              200              11
Wellco Enterprises, Inc. (a)                                126           1,726
Wellman, Inc. *                                             100           1,675
Weyco Group, Inc.                                            73           2,919
Wolverine World Wide, Inc.                                  159           2,775
                                                                     ----------
                                                                        274,580
AUTO PARTS - 0.44%
Aftermarket Technology Corp. *                              150           2,880
American Axle & Manufacturing Holdings, Inc. *              170           5,056
Arvinmeritor, Inc. *                                        607          14,568
AutoZone, Inc. *                                            619          47,849
BorgWarner, Inc. *                                          100           5,776
Collins & Aikman Corp. *                                    206           1,874
CSK Auto Corp. * (a)                                        150           2,091
Dana Corp. *                                                975          18,067
Delphi Automotive Systems Corp. *                         3,361          44,365
Donnelly Corp. * (a)                                        100           2,699
Eaton Corp. *                                               361          26,263
Exide Corp. * (a)                                           159             108
Federal Mogul Corp. * (a)                                   299             210
Federal Signal Corp.                                        188           4,512
Gentex Corp. *                                              446          12,252
Genuine Parts Company                                       928          32,359


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
AUTO PARTS - CONTINUED
Hayes Lemmerz International, Inc. * (a)                     100      $       17
Insurance Auto Auctions, Inc. *                             100           1,950
Modine Manufacturing Company                                100           2,458
Sauer, Inc. *                                               275           3,069
Sports Resorts International, Inc. * (a)                    302           1,631
Standard Motor Products, Inc., Class A *                    100           1,695
Superior Industries International, Inc.                     100           4,625
TBC Corp. *                                                 177           2,811
Tower Automotive, Inc. *                                    622           8,677
TRW, Inc. *                                                 752          42,849
Visteon Corp. *                                             760          10,792
Vulcan International Corp. *                                 42           1,774
                                                                     ----------
                                                                        303,277
AUTO SERVICES - 0.09%
AutoNation, Inc. *                                        1,903          27,594
Budget Group, Inc., Class A * (a)                           200              40
Copart, Inc. *                                              580           9,413
Dollar Thrifty Automotive Group, Inc. *                     100           2,590
Midas, Inc. *                                               100           1,240
Miller Industries, Inc. *                                    40             149
Pennzoil-Quaker State Company *                             461           9,925
Sonic Automatic, Inc. *                                     100           2,575
United Rentals, Inc. *                                      481          10,486
                                                                     ----------
                                                                         64,012
AUTOMOBILES - 0.61%
Dura Automotive Systems, Inc. *                             100           2,075
Ford Motor Company                                       10,225         163,600
General Motors Corp. *                                    3,051         163,076
Lear Corp. *                                                436          20,165
Marine Products Corp. *                                     765           8,912
Monaco Coach Corp. *                                        150           3,195
Monro Muffler Brake, Inc. *                                 100           2,275
NationsRent, Inc. *                                         200               2
O'Reilly Automotive, Inc. *                                 393          10,831
PACCAR, Inc. *                                              646          28,676
Spartan Motors, Inc. *                                      200           3,064
Tenneco Automotive, Inc. *                                  219           1,446
Thor Industries, Inc. *                                     177          12,613
United Auto Group, Inc. *                                   308           6,437
Wabash National Corp. * (a)                                 100           1,000
                                                                     ----------
                                                                        427,367
BANKING - 8.24%
1St Source Corp. *                                          110           2,719
ABC Bancorp *                                               138           2,055
Alabama National BanCorp                                    100           4,329
Ameriana Bancorp *                                          621           8,818
American National Bankshares, Inc.                          100           2,739
Americanwest BanCorp *                                      121           1,573
AmSouth BanCorp *                                         2,177          48,721
Anchor BanCorp Wisconsin, Inc. *                            386           9,306
Associated Banc-Corp *                                      453          17,083
Astoria Financial Corp.                                     460          14,743
Bancorp Connecticut, Inc. *                                 100           2,806
Bancorpsouth, Inc. *                                        616          12,443
BancTrust Financial Group, Inc.                             100           1,215
Bank Corp. *                                                174           1,517
Bank of  Hawaii Corp. *                                     456          12,768
Bank of America Corp. *                                   8,865         623,741
Bank of New York, Inc.                                    4,133         139,489
Bank One Corp. *                                          6,543         251,775
Bank United Corp. *                                         100               9
Banknorth Group, Inc.                                       858          22,325
Banner Corp.                                                110           2,722
Bay View Capital Corp. *                                    887      $    5,686
BB&T Corp.                                                2,565          99,009
BOK Financial Corp. *                                       184           6,157
Boston Private Financial Holdings, Inc.                     100           2,474
Camco Financial Corp.                                       718          10,124
Camden National Corp. *                                     100           2,785
Capitol Bancorp, Ltd. * (a)                                 100           2,384
Capitol Federal Financial                                   200           5,216
Cathay Bancorp, Inc.                                        226           9,379
Cavalry BanCorp, Inc. * (a)                                 706           9,213
Centennial Bancorp (a)                                      126             993
Center Bancorp, Inc.                                        110           2,503
Chemical Financial Corp. *                                   70           2,626
Chester Valley Bancorp, Inc. *                              110           1,727
Chittenden Corp.                                            125           3,622
Citigroup, Inc.                                          28,997       1,123,634
Citizens Banking Corp.                                      313           9,071
City Holding Company                                        100           2,341
City National Corp.                                         257          13,814
Coastal Financial Corp.                                     150           2,220
Cobiz, Inc.                                                 150           2,582
Colonial Bancgroup, Inc.                                    783          11,745
Columbia Bancorp *                                          100           2,361
Comerica, Inc.                                              952          58,453
Commerce Bancorp, Inc. *                                    346          15,293
Commerce Bancshares, Inc.                                   387          17,121
Commercial Bankshares, Inc.                                 121           3,336
Commercial Federal Corp.                                    200           5,800
Community First Bankshares, Inc.                            100           2,609
Connecticut Bancshares, Inc. *                              266           8,831
Corus Bankshares, Inc.                                       85           3,903
Cullen Frost Bankers, Inc.                                  231           8,304
CVB Financial Corp.                                         137           3,111
Digital Insight Corp. *                                     365           6,004
Dime Community Bancorp, Inc.                                225           5,105
Doral Financial Corp.                                       158           5,276
East West Bancorp, Inc.                                     100           3,452
EFC Bancorp, Inc.                                           211           3,724
ESB Financial Corp. *                                       710           8,712
F & M Bancorp *                                             100           3,528
F.M.S. Corp. *                                              761           8,790
F.N.B. Corp.                                                202           5,547
FFLC Bancorp, Inc.                                           67           1,810
Fidelity Bankshares, Inc. *                                 241           5,329
Fifth Third Bancorp *                                     3,216         214,346
Financial Institutions, Inc.                                100           3,786
First Bancorp *                                             224           6,162
First Bancorp Puerto Rico                                   253           9,538
First Bell Bancorp, Inc. *                                  483           8,283
First Citizens Bancshares, Inc. *                            49           5,419
First Commonwealth Financial Corp. *                        200           2,698
First Defiance Financial Corp. *                            100           2,005
First Federal Financial Corp. *                             100           2,320
First Financial BanCorp *                                   105           2,055
First Financial Bankshares, Inc.                            240          10,041
First Midwest Bancorp, Inc. *                               377          10,473
First Niagara Financial Group, Inc.                         100           2,776
First Oak Brook Bancshares, Inc., Class A                   100           3,157
First Place Financial Corp. *                               103           2,051
First Securityfed Financial, Inc. *                         100           2,181
First Sentinel Bancorp, Inc.                                200           2,752
First Tennessee National Corp. *                            662          25,355
First United Corp. *                                        100           1,795
First Virginia Banks, Inc. *                                211          11,314


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
BANKING - CONTINUED
Firstfed America Bancorp, Inc. *                            173      $    4,117
FirstMerit Corp. *                                          548          15,114
Flag Financial Corp. *                                    1,052          11,235
FleetBoston Financial Corp. *                             5,894         190,671
FNB Financial Services Corp. *                              583          10,016
Foothill Independent Bancorp                                211           3,081
Frontier Financial Corp.                                    266           7,807
Georgia Financial, Inc. *                                   100           1,864
Glacier Bancorp, Inc.                                       110           2,695
Gold Banc Corporation, Inc. *                               200           2,194
Golden State Bancorp, Inc. *                                668          24,215
Golden West Financial Corp. *                               851          58,532
Granite State Bankshares, Inc.                              100           3,281
Greater Bay Bancorp (a)                                     408          12,550
Greenpoint Financial Corp. *                                436          21,408
Guaranty Federal Bancshares, Inc. *                         100           1,386
Harleysville National Corp.                                 291           7,860
Heritage Financial Corp.                                    100           1,599
HF Financial Corp. *                                        100           1,249
Hibernia Corp., Class A *                                   825          16,327
Home Federal Bancorp                                        100           2,310
Horizon Financial Corp.                                     230           3,383
Hudson City Bancorp, Inc.                                 1,150          22,885
Hudson United Bancorp                                       194           5,541
Huntington Bancshares, Inc. *                             1,390          26,994
Iberiabank Corp. *                                          100           4,054
Independence Community Bank Corp.                           200           5,746
Independent Bank Corp.                                      100           2,289
Independent Bank Corp. *                                    110           3,472
Integra Bank Corp. *                                        100           2,240
Investors Financial Services Corp.                          474          15,898
Irwin Financial Corp.                                       100           2,010
KeyCorp *                                                 2,248          61,370
Klamath First Bancorp, Inc. *                               543           8,514
Lakeland Financial Corp.                                    100           2,884
Lincoln Bancorp *                                           100           1,725
M&T Bank Corp. *                                            485          41,594
MAF Bancorp, Inc.                                           173           6,505
Main Street Banks, Inc.                                     409           8,458
MainSource Financial Group, Inc. *                          110           2,661
Marshall & Ilsley Corp.                                   1,036          32,043
MB Financial, Inc.                                          100           3,346
Mercantile Bankshares Corp.                                 355          14,566
Merchants Bancshares, Inc.                                  150           4,263
Mid-State Bancshares *                                      430           8,299
National City Corp. *                                     3,207         106,633
National Commerce Financial Corp. *                       1,101          28,956
National Penn Bancshares, Inc. *                            108           2,830
Net.B@nk, Inc. *                                            441           5,138
New York Community Bancorp, Inc.                            680          18,428
North Fork BanCorp, Inc.                                    795          31,649
Northern Trust Corp. *                                    1,278          56,309
Northwest Bancorp, Inc. *                                   200           2,642
Oak Hill Financial, Inc. *                                  100           2,051
Old National Bancorp *                                      464          11,809
PAB Bankshares, Inc. *                                      797           6,759
Pacific Capital Bancorp *                                   133           3,176
Park National Corp. *                                        56           4,816
Patriot Bank Corp.                                          100           1,403
People's Bank Corp.                                         358           9,347
PNC Bank Corp. *                                          1,537          80,354
Popular, Inc. *                                             808          27,213
Progress Financial Corp. * (a)                            1,123          10,937
Prosperity Bancshares, Inc.                                 200           3,644
Provident Bancorp, Inc. (a)                                 100           2,804
Provident Bankshares Corp.                                  105           2,487
Provident Financial Group, Inc. * (a)                       405          11,749
Quaker City Bancorp, Inc. *                                 100           4,142
Republic Bancorp, Inc. *                                    242           3,615
Republic Bancshares, Inc. *                                 100           2,017
Riggs National Corp. *                                      100           1,491
Roslyn Bancorp, Inc.                                        580          12,661
Royal Bancshares Pennsylvania, Inc., Class A                111           2,377
S & T Bancorp, Inc. *                                       100           2,700
Savannah Bancorp, Inc.                                      110           2,662
Silicon Valley Bancshares *                                 200           5,272
Sky Financial Group, Inc. *                                 487          10,300
SNB Bancshares, Inc.                                        100           1,975
South Financial Group, Inc. * (a)                           387           8,672
Southtrust Corp.                                          1,974          51,561
Southwest BanCorp of Texas, Inc. *                          339          12,279
Sovereign Bancorp, Inc. *                                 1,357          20,287
State Bancorp, Inc. *                                       119           2,082
State Financial Services Corp., Class A *                   683          10,006
Staten Islands Bancorp, Inc.                                266           5,107
Sterling Bancorp                                            233           8,318
Sterling Bancshares, Inc.                                   200           2,954
Sterling Financial Corp.                                    116           2,895
Summit Bankshares, Inc.                                     100           2,429
SunTrust Banks, Inc.                                      1,569         106,253
Susquehanna Bancshares, Inc. *                              100           2,271
TCF Financial Corp.                                         437          21,457
The Trust Company of New Jersey *                           298           7,658
Trico Bancshares *                                          100           2,648
Troy Financial Corp. * (a)                                  105           3,160
TrustCo Bank Corp. *                                        264           3,477
Trustmark Corp. *                                           444          11,344
U.S.B. Holding Company, Inc. *                              110           2,266
UCBH Holdings, Inc.                                         170           6,462
Union Bankshares Corp.                                      100           2,643
Union Planters Corp.                                      1,060          34,312
UnionBanCal Corp.                                           870          40,759
United Bankshares, Inc. *                                   350          10,283
United National Bancorp *                                   100           2,300
US  Bancorp                                              10,758         251,199
Valley National Bancorp                                     562          15,624
VIB Corp. *                                                 115           1,496
Virginia Commerce Bancorp, Inc. *                            83           2,195
Vista Bancorp, Inc. *                                       110           2,967
W Holding Company, Inc. *                                   491          11,882
Wachovia Corp. *                                          7,747         295,780
Wainwright Bank & Trust Company *                           125           1,176
Warren Bancorp, Inc.                                        200           2,384
Warwick Community Bancorp *                                  76           2,283
Washington Federal, Inc.                                    304           7,679
Washington Trust Bancorp, Inc.                              100           2,369
Waypoint Financial Corp.                                    308           6,021
Webfiancial Corp. *                                         134             265
Wells Fargo & Company                                     9,576         479,375
Wesbanco, Inc.                                              100           2,371
West Bank Corp.                                              78           1,079
West Coast Bancorp *                                        110           1,887
West Essex Bancorp, Inc.                                    110           2,116
Westamerica BanCorp                                         275          10,774
Whitney Holding Corp.                                       150           4,611
Willow Grove Bancorp, Inc.                                  243           2,850
Wilmington Trust Corp.                                      200           6,100
Wintrust Financial Corp. (a)                                103           3,561


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
BANKING-CONTINUED
WVS Financial Corp. *                                        78      $    1,234
Yardville National Bancorp *                                100           1,994
Zions BanCorp *                                             512          26,675
                                                                     ----------
                                                                      5,729,534
BIOTECHNOLOGY - 1.12%
Adolor Corp. * (a)                                          245           2,759
Affymetrix, Inc. *                                          427          10,244
Amgen, Inc. *                                             5,868         245,752
Applera Corp. - Applied Biosystems Group *                1,383          26,955
Applera Corp. - Celera Genomics Group *                     377           4,524
Arena Pharmaceuticals, Inc. *                               250           2,100
Biogen, Inc. *                                              897          37,163
Cephalon, Inc. *                                            254          11,481
Charles River Laboratories International, Inc. *            235           8,237
Chiron Corp. *                                            1,057          37,365
CIMA Laboratories, Inc. *                                   100           2,412
Covance, Inc. *                                             434           8,137
Exelixis, Inc. *                                            390           2,937
Genentech, Inc. *                                         1,298          43,483
Genzyme Corp. *                                           1,230          23,665
Gilead Sciences, Inc. *                                   2,044          67,207
Human Genome Sciences, Inc. *                               651           8,723
IDEC Pharmaceuticals Corp. *                                930          32,968
Immunex Corp. *                                           3,048          68,092
Integra Lifesciences Holdings, Inc. *                       241           5,242
Intermune, Inc. * (a)                                       241           5,085
Invitrogen Corp. *                                          298           9,539
Medicines Company *                                         283           3,489
MedImmune, Inc. *                                         1,540          40,656
Millennium Pharmaceuticals, Inc. *                        1,743          21,177
Myriad Genetics, Inc. * (a)                                 170           3,458
Neose Technologies, Inc. *                                  120           1,308
Neurocrine Biosciences, Inc. * (a)                          238           6,819
Sangstat Medical Corp. *                                    100           2,298
Serologicals Corp. *                                        230           4,207
Tanox, Inc. *                                               367           3,975
Telik, Inc. *                                               603           7,537
Titan Pharmaceuticals, Inc. * (a)                           100             335
Transkaryotic Therapies, Inc. * (a)                         264           9,517
Trimeris, Inc. * (a)                                        116           5,149
Tularik, Inc. * (a)                                         302           2,769
                                                                     ----------
                                                                        776,764
BROADCASTING - 0.70%
Acme Communications, Inc. *                                 100             735
ACTV, Inc. * (a)                                            243             279
Belo Corp., Series A *                                      773          17,478
Cablevision Systems Corp., Class A * (a)                    795           7,521
Clear Channel Communications, Inc. * (a)                  3,340         106,947
Cox Radio, Inc., Class A *                                  230           5,543
Crown Media Holdings, Inc., Class A *                       871           6,872
Cumulus Media, Inc., Class A *                              100           1,378
Dick Clark Productions, Inc. *                              110           1,584
EchoStar Communications Corp., Class A *                  1,484          27,543
Emmis Communications Corp., Class A *                       271           5,742
Entercom Communications Corp. *                             224          10,282
Entravision Communications Corp., Class A *                 298           3,650
Fox Entertainment Group, Inc., Class A *                  1,768          38,454
Gray Communications Systems, Inc. *                         100           1,810
Gray Communications Systems, Inc., Class B *                100           1,330
Hearst Argyle Television, Inc. *                            583          13,147
Hispanic Broadcasting Corp. *                               624          16,286
Liberty Media Corp., Series A *                          13,273         132,730
LodgeNet Entertainment Corp. *                              331           4,766
Mediacom Communications Corp., Class A *                    476      $    3,708
New Frontier Media, Inc. *                                  100             210
On Command Corp. *                                          100             169
Paxson Communications Corp. *                               880           4,840
Pegasus Communications Corp., Class A * (a)                 381             278
Radio One, Inc., Class A *                                  100           1,487
Radio Unica Corp. *                                         100             148
Regent Communications, Inc. *                               100             706
Saga Communications, Inc., Class A *                        125           2,812
Sinclair Broadcast Group, Inc., Class A *                   200           2,888
Sirius Satellite Radio, Inc. * (a)                          273           1,029
Spanish Broadcasting Systems, Inc., Class A *               100           1,000
UnitedGlobalCom, Inc., Class A *                            514           1,414
Univision Communications, Inc., Class A * (a)             1,227          38,528
Westwood One, Inc. *                                        559          18,682
Wink Communications, Inc. * (a)                             168             485
XM Satellite Radio Holdings, Inc., Class A * (a)            481           3,487
Young Broadcasting, Inc., Class A *                          58           1,031
                                                                     ----------
                                                                        486,979
BUILDING MATERIALS & CONSTRUCTION - 0.26%
American Standard Companies, Inc. *                         373          28,012
Apogee Enterprises, Inc. *                                  200           2,872
Armstrong Holdings, Inc. * (a)                              100             179
Dycom Industries, Inc. *                                    133           1,555
Elcor Corp. *                                               100           2,735
EMCOR Group, Inc. *                                         127           7,455
Griffon Corp. *                                             225           4,073
Haemonetics Corp. *                                         100           2,920
Harsco Corp. *                                              325          12,187
Hughes Supply, Inc. *                                       100           4,490
Jacobs Engineering Group, Inc. *                            200           6,956
Lennox International, Inc. *                                200           3,598
Masco Corp. *                                             2,682          72,709
NCI Building Systems, Inc. *                                100           1,780
Owens-Corning Corp. * (a)                                   200             238
RPM, Inc. *                                                 872          13,298
Standard-Pacific Corp. *                                    100           3,508
Trex Company, Inc. * (a)                                    330          10,362
U.S. Concrete, Inc. *                                       152             999
                                                                     ----------
                                                                        179,926
BUSINESS SERVICES - 2.35%
ABM Industries, Inc.                                        200           3,472
Acxiom Corp. *                                              380           6,646
Administaff, Inc. * (a) (a)                                 223           2,230
Advanced Marketing Services, Inc.                           150           2,745
ADVO, Inc. *                                                100           3,807
Affiliated Computer Services, Inc., Class A *               814          38,649
Amerco *                                                    100           1,479
American Management Systems, Inc. *                         162           3,096
AMR Corp. *                                                 777          13,100
Analysts International Corp. *                              151             642
Answerthink Consulting Group *                              166             629
Anteon International Corp. *                                351           8,873
APAC Customer Services, Inc. *                              296           1,746
Aramark Corp., Class B *                                    277           6,925
Arbitron, Inc. *                                            145           4,524
Automatic Data Processing, Inc. *                         3,529         153,688
Banta Corp. *                                               100           3,590
BISYS Group, Inc. *                                         656          21,845
Black Box Corp. * (a)                                       100           4,073
Bowne & Company, Inc. *                                     158           2,329
Braun Consulting, Inc. *                                    100             349
Breakaway Solutions, Inc. * (a)                             100               1


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

BUSINESS SERVICES -- CONTINUED                            SHARES         VALUE
                                                          ------         -----
Bright Horizons Family Solutions, Inc. *                    100      $    3,311
Catalina Marketing Corp. *                                  300           8,466
Cendant Corp. *                                           5,698          90,484
Central Parking Corp. *                                     374           8,546
Ceridian Corp. *                                            727          13,798
Certegy, Inc. *                                             531          19,705
ChoicePoint, Inc. *                                         405          18,415
Coinstar, Inc. *                                            100           2,445
Comdisco, Inc. *                                            829              22
Compucredit Corp. *                                         170           1,197
Computer Horizons Corp. *                                   157             765
Computer Sciences Corp. *                                   893          42,685
Computer Task Group, Inc. *                                 165             820
Convergys Corp. *                                           948          18,467
Corporate Executive Board Company *                         349          11,953
Costar Group, Inc. *                                        100           2,053
Cross Media Marketing Corp. * (a)                            25             235
CSG Systems International, Inc. *                           244           4,670
Deluxe Corp. *                                              371          14,428
DeVry, Inc. *                                               377           8,611
DiamondCluster International, Inc., Class A * (a)           100             598
Divine Inc., Class A * (a)                                   28             109
DST Systems, Inc. *                                         649          29,666
Dun & Bradstreet Corp. *                                    443          14,641
Edgewater Technology, Inc. *                                100             409
eFunds Corp. *                                              188           1,784
Electro Rent Corp. *                                        100           1,299
Electronic Data Systems Corp. *                           2,685          99,748
Encompass Services Corp. *                                  292             166
Entrust Technologies, Inc. *                                426           1,159
EpicEdge, Inc. *                                            100              15
Excelon Corp. *                                             225             200
FactSet Research Systems, Inc.                              140           4,168
First Consulting Group *                                    100             860
First Data Corp.                                          4,314         160,481
Fiserv, Inc. *                                            1,049          38,509
Fluor Corp. *                                               428          16,671
Forrester Research, Inc. *                                  100           1,940
Franklin Covey Company *                                    100             290
FrontLine Capital Group *                                   100               1
FTI Consulting, Inc. *                                      236           8,262
Futurelink Corp. *                                           28               0
Gartner Group, Inc., Class B *                              359           3,375
Getty Images, Inc. *                                        335           7,293
Global Payments, Inc. *                                     148           4,403
GSI Commerce, Inc. * (a)                                    414           3,126
H & R Block, Inc.                                         1,058          48,827
Harte-Hanks, Inc.                                           406           8,343
Heidrick & Struggles International, Inc. *                  100           1,997
Hollywood Media Corp. * (a)                                 100             199
Hooper Holmes, Inc.                                         619           4,952
Hunt Corp. *                                                100           1,085
ICT Group, Inc. *                                           299           5,433
Imagex.com, Inc. * (a)                                      100              45
Industri-Matematik International Corp. *                    100              60
Information Holdings, Inc. *                                100           2,440
Information Resources, Inc. *                               187           1,756
Insight Enterprises, Inc. *                                 461          11,613
Intelidata Technologies Corp. * (a)                         259             344
Intelligroup, Inc. *                                        100             136
Interest Media Group, Inc. *                                100             198
Intervoice, Inc. * (a)                                      100             161
Iron Mountain, Inc. *                                       624          19,250
ITT Educational Services, Inc. *                            200           4,360
ITT Industries, Inc. *                                      520      $   36,712
Jupiter Media Metrix, Inc. *                                194              45
Kelly Services, Inc., Class A *                             359           9,697
Key3Media Group, Inc. * (a)                                 277             127
Kforce.com, Inc. *                                          100             595
Kinder Morgan Management LLC *                              186           5,673
Korn/Ferry International *                                  100             910
KPMG Consulting, Inc. *                                   1,031          15,321
Kronos, Inc. *                                               69           2,104
Labor Ready, Inc. *                                         100             585
Learning Tree International, Inc. *                         100           1,854
Legato Systems, Inc. *                                      439           1,580
Lightbridge, Inc. *                                         159           1,305
Loch Harris, Inc. *                                       1,200              50
Management Network Group, Inc. *                            100             232
Manpower, Inc. *                                            356          13,083
Marchfirst, Inc. *                                          400               0
MAXIMUS, Inc. *                                             100           3,170
McGrath Rentcorp * (a)                                      100           2,592
MedQuist, Inc. *                                            155           4,128
MerchantOnline.com, Inc. *                                  200               0
MPS Group, Inc. *                                         1,135           9,647
National Processing, Inc. *                                 417          10,759
Navigant Consulting Company *                               100             699
NCR Corp. *                                                 608          21,037
NetLojix Communications, Inc. *                             300              24
New England Business Service, Inc. *                        100           2,514
Nextcard, Inc. *                                            200               3
Novo Networks, Inc. *                                       100               5
On Assignment, Inc. *                                       100           1,780
Paxar Corp. *                                               221           3,702
Paychex, Inc. *                                           2,158          67,524
PDI, Inc. *                                                 100           1,549
Pegasystems, Inc. *                                         173           1,560
Penton Media, Inc. * (a)                                    100             215
PerkinElmer, Inc.                                           773           8,542
Pre-Paid Legal Services, Inc. * (a)                         100           1,990
PRG-Shultz International, Inc. * (a)                        689           8,482
Probusiness Services, Inc. *                                100           1,457
Prosoft Development, Inc. *                                 100              39
Protection One, Inc. *                                      500           1,375
Quanta Services, Inc. *                                     551           5,438
Quest Software, Inc. * (a)                                  477           6,931
R.H. Donnelley Corp. *                                      100           2,797
R.R. Donnelley & Sons Company *                             755          20,800
Razorfish, Inc., Class A *                                  300              48
Rent-Way, Inc. *                                            100           1,295
Resource America, Inc. *                                    100           1,054
Resources Connection, Inc. *                                197           5,317
Reynolds & Reynolds Company, Class A *                      356           9,950
Robert Half International, Inc. *                         1,119          26,073
Rollins, Inc. *                                             100           2,034
RSA Security, Inc. *                                        295           1,419
Sapient Corp. *                                             512             543
Scient, Inc. *                                               22              10
Seachange International, Inc. *                             100             878
SEI Investment Company                                      639          18,001
Service Master Company                                    1,868          25,629
SITEL Corp. *                                               407           1,286
Sonicwall, Inc. *                                           273           1,370
Sothebys Holdings, Inc., Class A *                          520           7,410
Source Information Management Company * (a)                 100             550
SOURCECORP, Inc. *                                          137           3,631
Spherion Corp. *                                            200           2,380


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
BUSINESS SERVICES - CONTINUED
StarTek, Inc. *                                             268      $    7,166
SunGuard Data Systems, Inc. *                             1,594          42,209
Superior Consultant, Inc. *                                 100             575
Surmodics, Inc. * (a)                                        96           2,495
Sykes Enterprises, Inc. *                                   100             769
Syntel, Inc. *                                              204           2,521
Systems & Computer Technology Corp. *                       152           2,054
Tanning Technology Corp. *                                  100             110
Telespectrum Worldwide, Inc. *                              200               1
Teletech Holdings, Inc. *                                   788           7,518
TETRA Technologies, Inc. *                                  210           3,087
The InterCept Group, Inc. *                                 100           2,072
The Titan Corp. *                                           340           6,219
Total Systems Services, Inc. (a)                          1,061          19,957
Track Data Corp. * (a)                                      300             360
TRC Companies, Inc. * (a)                                   297           6,103
Tyco International, Ltd. *                                   51             689
Unisys Corp. *                                            1,741          15,669
Universal Broadband Networks, Inc. *                        100               0
URS Corp. *                                                 100           2,800
Valassis Communications, Inc. *                             230           8,395
Valueclick, Inc. * (a)                                      172             557
Vastera, Inc. * (a)                                         376           1,651
Verado Holdings, Inc., Series B *                           100               5
Viad Corp. *                                                633          16,458
Virco Manufacturing Company *                               148           1,939
Voicenet, Inc. *                                            100               3
Volt Information Sciences, Inc. *                            69           1,690
Wackenhut Corrections Corp. *                               100           1,460
Wallace Computer Series, Inc. *                             408           8,772
Waste Holdings Inc. *                                        79             563
Water Pik Technology, Inc. *                                125           1,564
Watson Wyatt & Company Holdings, Class A *                   52           1,259
Websense, Inc. *                                             85           2,173
West Corp. *                                                518          11,427
Whitman Education Group, Inc. *                              96             570
Wind River Systems, Inc. *                                  479           2,400
Wireless Facilities, Inc. *                                 249           1,220
Workflow Management, Inc. *                                 100             341
World Access, Inc. * (a)                                    200               0
Zap.com Corp. *                                             200              14
                                                                     ----------
                                                                      1,638,231
CABLE AND TELEVISION - 0.96%
Adelphia Communications Corp., Class A * (a)              1,352             216
Charter Communications, Inc., Class A * (a)               1,554           6,340
Comcast Corp., Class A, Non Voting Stock *                5,294         126,209
Cox Communications, Inc., Class A *                       3,145          86,645
Insight Communications, Inc., Class A *                     319           3,742
McLeodUSA, Inc. *                                           168              71
TiVo, Inc. * (a)                                            100             371
Viacom, Inc., Class B *                                   9,962         442,014
                                                                     ----------
                                                                        665,608
CELLULAR COMMUNICATIONS - 0.20%
AirGate PCS, Inc. * (a)                                     122             122
Alamosa Holdings, Inc. * (a)                                857           1,208
AT&T Wireless Services, Inc. *                           15,516          90,769
Leap Wireless International, Inc. * (a)                     294             317
Nextel Communications, Inc., Class A *                    5,558          17,841
Nextel Partners, Inc., Class A *                          1,067           3,212
Sprint Corp. (PCS Group), Series 1 * (a)                  5,715          25,546
UbiquiTel, Inc. * (a)                                       849             586
Western Wireless Corp., Class A *                           335           1,072
                                                                     ----------
                                                                        140,673
CHEMICALS - 1.43%
A. Schulman, Inc. *                                         198      $    4,247
Aceto Corp. *                                               185           1,972
Air Products & Chemicals, Inc.,                           1,285          64,854
Airgas, Inc. *                                              296           5,121
Albany Molecular Research, Inc. *                           312           6,596
Albemarle Corp. *                                           180           5,535
Amcol International Corp.                                   273           1,870
Arch Chemicals, Inc. *                                      100           2,470
Ashland, Inc. *                                             243           9,841
Cabot Corp. *                                               283           8,108
Cabot Microelectronics Corp. * (a)                          113           4,877
Calgon Carbon Corp.                                         277           2,327
Cambrex Corp. *                                             100           4,010
Chemfirst, Inc. *                                           100           2,865
Crompton Corp. *                                          1,047          13,349
Cytec Industries, Inc. *                                    159           4,999
Dionex Corp. *                                              100           2,679
Dow Chemical Company *                                    5,013         172,347
E.I. Du Pont De Nemours & Company *                       5,729         254,368
Eastman Chemical Company *                                  464          21,762
Engelhard Corp. *                                           693          19,626
Ethyl Corp. *                                               300             225
Ferro Corp. *                                               100           3,015
FMC Corp. *                                                 174           5,250
Georgia Gulf Corp. *                                        100           2,644
Great Lakes Chemical Corp. *                                194           5,139
H.B. Fuller Company                                         202           5,917
Hawkins, Inc. *                                             718           6,706
Hercules, Inc. *                                            596           6,914
IMC Global, Inc. *                                          685           8,562
Lubrizol Corp. *                                            321          10,753
Lyondell Chemical Company *                                 884          13,348
MacDermid, Inc. * (a)                                       100           2,150
Martek Biosciences Corp. *                                  100           2,092
Material Sciences Corp. *                                   151           2,117
Millennium Chemicals, Inc.                                  747          10,495
Minerals Technologies, Inc. *                               100           4,932
Mississippi Chemical Corp. * (a)                            230             258
Nl Industries, Inc. *                                       198           3,019
Olin Corp. *                                                399           8,838
OM Group, Inc.                                              201          12,462
Omnova Solutions, Inc. *                                    307           2,579
Penford Corp. *                                             100           1,810
Polyone Corp. *                                             970          10,912
PPG Industries, Inc. *                                      877          54,286
Praxair, Inc.                                               877          49,963
Quaker Chemical Corp.                                       100           2,450
Rohm & Haas Company *                                     1,291          52,273
Scotts Company, Class A *                                   251          11,395
Sigma-Aldrich Corp. *                                       337          16,901
Solutia, Inc. *                                             426           2,990
Techne Corp. *                                              200           5,644
TETRA Technologies, Inc. *                                  100           2,655
Uniroyal Technology *                                       162              16
Valence Technology, Inc. *                                  170             235
Valhi, Inc. *                                               506           7,909
Valspar Corp. * (a)                                         296          13,361
W. R. Grace & Company *                                   1,083           3,249
Waters Corp. *                                              902          24,083
WD-40 Company                                               100           2,776
Zoltek Companies, Inc. *                                    126             339
                                                                     ----------
                                                                        994,485


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
COLLEGES & UNIVERSITIES - 0.01%
Corinthian Colleges, Inc. *                                 238      $    8,066
                                                                     ----------
COMMERCIAL SERVICES - 0.06%
Moody's Corp. *                                             828          41,193
                                                                     ----------
COMPUTERS & BUSINESS EQUIPMENT - 4.71%
3Com Corp. *                                              2,011           8,848
3Dfx Interactive, Inc. * (a)                                100               6
8X8, Inc. * (a)                                             100              34
Act Manufacturing, Inc. * (a)                               100               5
Adaptive Broadband Corp. *                                  100               1
ADE Corp. *                                                 100           1,145
Advanced Digital Information Corp. *                        327           2,757
Advanced Radio Telecom Corp. *                              100               0
Aether Systems, Inc. * (a),                                 213             628
Allen Telecom, Inc. *                                       159             684
Apple Computer, Inc. *                                    2,072          36,716
Avanex Corp. *                                              275             534
Avici Systems, Inc. * (a)                                   417             421
Benchmark Electronics, Inc. * (a)                           100           2,900
Brocade Communications Systems, Inc. *                    1,359          23,755
CACI International, Inc., Class A *                         238           9,089
Cisco Systems, Inc. *                                    41,228         575,131
Clariti Telecommunication International *                   125               1
Communication Intelligence Corp. *                          300             204
Computer Network Technology Corp. * (a)                     100             613
Concurrent Computer Corp. * (a)                             642           2,985
Crossroads Systems, Inc. *                                  100             102
Cylink Corp. *                                              100              97
Datastream Systems, Inc. *                                  100             710
Dell Computer Corp. *                                    14,596         381,539
Diebold, Inc.                                               403          15,008
DMC Stratex Networks, Inc. *                                295             593
Echelon Corp. * (a)                                         160           2,061
eLoyalty Corp. *                                             23             136
EMC Corp. *                                              12,464          94,103
Enterasys Networks, Inc. *                                1,207           2,148
Extreme Networks, Inc. *                                    746           7,288
Falconstor Software, Inc. * (a)                             100             423
FileNET Corp. *                                             477           6,917
Fourthstage Technologies, Inc. *                             33               0
FSI International, Inc. *                                   169           1,262
Gateway, Inc. *                                           1,817           8,067
General Magic, Inc. *                                       200              16
Gerber Scientific, Inc. *                                   171             600
GTECH Holdings Corp. *                                      192           4,904
Handspring, Inc. * (a)                                      546             950
Helix Technology Corp. *                                    100           2,060
Henry, Jack & Associates, Inc.                              421           7,026
Hewlett-Packard Company *                                17,067         260,784
Hutchinson Technology, Inc. *                               100           1,564
Hypercom Corp. *                                            183           1,409
IBM Corp.                                                 9,676         696,672
Infocus Corp. * (a)                                         151           1,779
Ingram Micro, Inc., Class A *                               732          10,065
Integrated Circuit Systems, Inc. *                          326           6,582
Intel Corp. *                                            37,783         690,295
Intergraph Corp. *                                          200           3,488
Interland, Inc. *                                           414           1,304
International Fibercom, Inc. *                              100               0
INVESTools, Inc. *                                           55              19
Iomega Corp. *                                              215           2,763
Ixia *                                                      237           1,379
Juniper Networks, Inc. * (a)                              1,901      $   10,741
Lexmark International Group, Inc., Class A *                726          39,494
Maxtor Corp. *                                            1,484           6,708
Mechanical Technology, Inc. *                               199             215
Mercury Computer Systems, Inc. *                            100           2,070
Metro One Telecomm, Inc. *                                  141           1,968
Micros Systems, Inc. *                                      277           7,676
Microtune, Inc. * (a)                                       317           2,824
MTS Systems Corp. *                                         169           2,121
Myrient, Inc. *                                             100               6
National Instruments Corp. *                                421          13,708
Netro Corp. *                                               237             540
Network Appliance, Inc. *                                 1,927          23,972
New Horizons Worldwide, Inc. *                              100           1,019
Nuance Communications, Inc. *                               111             464
Oplink Communications, Inc. *                               670             489
Optical Cable Corp. *                                       250             135
Packeteer, Inc. *                                           100             442
Palm, Inc. *                                              4,443           7,820
PEC Solutions, Inc. * (a)                                   256           6,124
Perot Systems Corp., Class A * (a)                          767           8,353
Pinnacle Systems, Inc. *                                    179           1,967
Pitney Bowes, Inc.                                        1,424          56,561
Plexus Corp. *                                              200           3,620
Predictive Systems, Inc. *                                  100              31
Quantum Corp. *                                             618           2,596
Quintus Corp. * (a)                                         100               5
Radiant Systems, Inc. * (a)                                 100           1,303
RadiSys Corp. *                                             405           4,710
Read Rite Corp. *                                           683             328
Redback Networks, Inc. * (a)                                666           1,192
Riverstone Networks, Inc. *                                 595           1,862
Robotic Vision Systems, Inc. *                              218             201
Sandisk Corp. * (a)                                         342           4,241
Silicon Storage Technology, Inc. *                          360           2,808
Socket Communications, Inc. *                               179             181
Spectralink Corp. *                                         100           1,064
Spectrasite Holdings, Inc. * (a)                            638             115
Standard Microsystems Corp. *                               100           2,361
Storage Technology Corp. *                                  733          11,706
Stratos Lightwave, Inc. *                                   537             859
Sun Microsystems, Inc. *                                 18,209          91,227
Sybase, Inc. *                                              894           9,432
Synaptics, Inc. *                                           423           3,189
TALX Corp. *                                                306           5,802
Tech Data Corp. *                                           407          15,405
Tellium, Inc. * (a)                                         470             437
Teraforce Technology Corp. *                                300              69
Transmeta Corp. *                                           733           1,723
Turnstone Systems, Inc. *                                   200             866
Universal Access Global Holdings, Inc. * (a)                430              81
Universal Display Corp. * (a)                               100             830
VA Linux Systems, Inc. *                                    215             215
Virage Logic Corp. *                                        107           1,393
Visual Networks, Inc. * (a)                                 100             142
Wave Systems Corp. * (a)                                    236             347
Western Digital Corp. *                                     894           2,906
White Electronic Designs Corp. *                            171           1,286
Witness Systems, Inc. *                                     100             738
WJ  Communication, Inc. *                                   256             297
Xerox Corp. * (a)                                         4,435          30,912
Xybernaut Corp. * (a)                                       224             123
                                                                      ---------
                                                                      3,282,590


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
CONSTRUCTION MATERIALS - 0.21%
Applied Industrial Technologies, Inc. *                     100      $    1,950
Centex Construction Products, Inc. *                        100           3,640
Clarcor, Inc. *                                             148           4,684
Columbus McKinnon Corp. *                                   100             864
Comfort Systems USA, Inc. *                                 260           1,292
Florida Rock Industries, Inc.                               150           5,372
Forest City Enterprises, Inc.                               192           6,672
Granite Construction, Inc. *                                150           3,795
Insituform Technologies, Inc., Class A * (a)                100           2,118
JLG Industries, Inc. *                                      171           2,399
Lafarge Corp. *                                             428          15,044
Martin Marietta Materials, Inc. *                           278          10,842
Noland Company *                                            100           2,719
Oshkosh Truck Corp., Class B *                              100           5,911
Regal Beloit Corp. *                                        100           2,431
Roper Industries, Inc. *                                    137           5,110
Shaw Group, Inc. * (a)                                      166           5,096
Sherwin-Williams Company                                    807          24,154
Simpson Manufacturing, Inc. *                                88           5,027
SpeedFam-IPEC, Inc. * (a)                                   163             854
Terex Corp. *                                               100           2,249
Trinity Industries, Inc. (a)                                346           7,169
United States Aggregates, Inc. * (a)                        100               1
USG Corp. * (a)                                             100             715
Vulcan Materials Company                                    557          24,397
Washington Group International, Inc. *                      200               1
                                                                     ----------
                                                                        144,506
CONSTRUCTION & MINING EQUIPMENT - 0.19%
Astec Industries, Inc. *                                    100           1,609
Buckeye Partners, LP *                                      193           6,842
Carbo Ceramics, Inc. *                                      150           5,542
Caterpillar, Inc. *                                       1,887          92,369
CDI Corp. *                                                 100           3,255
Dril-Quip, Inc. *                                           100           2,495
FMC Technologies, Inc. *                                    299           6,207
Friede Goldman Halter, Inc. *                               100               6
Gulf Islands Fabrication, Inc. *                            100           1,834
Kaman Corp., Class A *                                      100           1,676
Parker Drilling Company *                                   498           1,628
RPC, Inc. *                                                 238           2,808
VIPC Communications, Inc. *                                 200               0
W H Energy Services, Inc. *                                 123           2,726
Williams Industies, Inc. *                                  175             898
                                                                     ----------
                                                                        129,895
CONTAINERS & GLASS - 0.22%
Ball Corp.                                                  200           8,296
Bemis, Inc.                                                 259          12,302
Crown Cork & Seal, Inc. *                                   482           3,302
Earthshell Corp. * (a)                                      511             588
Greif Brothers Corp., Class A *                             241           8,040
Interpool, Inc. *                                           100           1,726
Longview Fibre Company *                                    200           1,884
Mobile Mini, Inc. * (a)                                     202           3,454
Owens-Illinois, Inc. *                                    1,050          14,427
Packaging Corp of America *                                 413           8,215
Pactiv Corp. *                                            1,056          25,133
Sealed Air Corp. *                                          537          21,625
Silgan Holdings, Inc. *                                     100           4,044
Smurfit-Stone Container Corp. *                           1,298          20,015
Sonoco Products Company                                     641          18,153
West Pharmaceutical Services, Inc. * (a)                    100           3,209
                                                                     ----------
                                                                        154,413

COSMETICS & TOILETRIES - 1.92%
Alberto Culver Company, Class B (a)                         374      $   17,877
Avon Products, Inc.                                       1,316          68,748
Colgate-Palmolive Company *                               3,111         155,706
Estee Lauder Companies, Inc., Class A *                     679          23,901
Helen Troy, Ltd. *                                          233           2,712
Intermediate Parfums, Inc.                                  225           1,564
International Flavors & Fragrances, Inc. *                  621          20,176
Kimberly-Clark Corp.                                      2,910         180,420
Nu Skin Enterprises, Inc., Class A                          179           2,604
Regis Corp. *                                               388          10,483
Revlon, Inc., Class A * (a)                                 175             866
The Gillette Company *                                    6,001         203,254
The Procter & Gamble Company *                            7,269         649,122
                                                                     ----------
                                                                      1,337,433
CRUDE PETROLEUM & NATURAL GAS - 0.31%
Cabot Oil & Gas Corp., Class A *                            100           2,285
EOG Resources, Inc. *                                       692          27,473
Evergreen Resources, Inc. *                                 100           4,250
Helmerich & Payne, Inc.                                     193           6,894
Key Energy Services, Inc. *                                 368           3,864
National Oilwell, Inc. *                                    628          13,220
Nuevo Energy Company *                                      100           1,580
Occidental Petroleum Corp. *                              1,798          53,922
Ocean Energy, Inc. *                                      1,152          24,964
Patterson Energy, Inc. *                                    593          16,740
Pioneer Natural Resources Company *                         586          15,265
Sunoco, Inc. *                                              416          14,822
TEPPCO Partners, LP *                                       326          10,448
Valero Energy Corp. *                                       488          18,261
                                                                     ----------
                                                                        213,988
DOMESTIC OIL - 0.97%
Amerada Hess Corp. *                                        430          35,475
Anadarko Petroleum Corp. *                                1,440          70,992
Berry Petroleum Company, Class A *                          469           7,903
Chesapeake Energy Corp. *                                   943           6,790
Chiles Offshore, Inc. *                                     318           7,711
Conoco, Inc. *                                            3,433          95,437
Denbury Resources, Inc. *                                   262           2,696
Devon Energy Corp. *                                        838          41,297
Encore Aquisition Company *                                 348           6,003
Energy Partners, Ltd. *                                     377           3,506
Energysouth, Inc.                                           100           3,204
Enterprise Products Partners LP                             448           7,280
Forest Oil Corp. *                                          371          10,548
Frontier Oil Corp. *                                        100           1,760
Giant Industries, Inc. *                                    100             800
Grey Wolf, Inc. *                                           796           3,256
Holly Corp.                                                 200           3,350
Houston Exploration Company *                               100           2,900
Kerr-McGee Corp. *                                          531          28,435
Key Production, Inc. *                                      100           1,950
Magnum Hunter Resources, Inc. *                             806           6,359
Marathon Oil Corp. *                                      1,622          43,989
Maverick Tube Corp. *                                       100           1,500
Maynard Oil Company *                                       100           1,686
McMoran Exploration Company * (a)                           100             430
Murphy Oil Corp. *                                          221          18,232
Noble Energy, Inc. *                                        348          12,545
Oil States International, Inc. *                            522           6,212
Patina Oil & Gas Corp.                                      125           3,429
Phillips Petroleum Company *                              2,010         118,349
Plains Resources, Inc. *                                    100           2,675
Pogo Producing Company *                                    438          14,288


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
DOMESTIC OIL - CONTINUED
Quicksilver Resources, Inc. *                               108      $    2,792
Remington Oil Gas Corp. *                                   200           3,984
Seven Seas Petroleum, Inc. * (a)                            274             622
Spinnaker Exploration Company *                             100           3,602
St. Mary Land & Exploration Company * (a)                   252           6,030
Swift Energy Company *                                      100           1,579
Syntroleum Corp. *                                          168             484
Tom Brown, Inc. *                                           152           4,309
Unit Corp. *                                                100           1,735
Unocal Corp. *                                            1,211          44,734
Vintage Petroleum, Inc. *                                   566           6,735
Westport Resources Corp. *                                  320           5,248
Williams Clayton Energy, Inc. *                             100           1,160
Wiser Oil Company *                                         136             480
World Fuel Services Corp. *                                  58           1,415
XTO Energy, Inc. *                                          794          16,356
                                                                     ----------
                                                                        672,252
DRUGS & HEALTH CARE - 1.24%
Abiomed, Inc. * (a)                                         362           3,069
Aclara Biosciences, Inc. *                                  100             172
Advanced Tissue Sciences, Inc. *                            321             462
Alkermes, Inc. *                                            519           8,309
Alliance Imaging, Inc. *                                    179           2,417
ALPHARMA, Inc., Class A *                                   146           2,479
American Healthcorp, Inc. * (a)                             269           4,788
AmeriPath, Inc. *                                           213           5,112
Amsurg Corp. *                                              180           4,727
Amylin Pharmaceuticals, Inc. *                              279           3,052
Andrx Corp. *                                               363           9,790
Antigenics, Inc. * (a)                                      100             985
Aphton Corp. * (a)                                          100             750
Apogent Technologies, Inc. *                                597          12,280
Aradigm Corp. * (a)                                         100             436
Ariad Pharmaceuticals, Inc. *                               100             416
Arqule, Inc. *                                              246           1,661
Arrow International, Inc.                                   100           3,905
Atrix Labatories, Inc. *                                    276           6,141
ATS Medical, Inc. *                                         100              55
Avant Immunotherapeutics, Inc. * (a)                        304             340
Axonyx, Inc. *                                              100             225
Beckman Coulter, Inc. *                                     297          14,820
Becton Dickinson & Company                                1,514          52,157
Beverly Enterprises, Inc. *                                 400           3,044
Bico, Inc. *                                              3,100               9
Bio Technology General Corp. *                              200           1,202
Bio-Rad Laboratories, Inc., Class A *                       216           9,830
Biomarin Pharmaceutical, Inc. * (a)                         155             809
Biopure Corp., Class A * (a)                                100             765
Biosite Diagnostics, Inc. *                                 125           3,519
Britesmile, Inc. * (a)                                      421             998
Cardinal Health, Inc. *                                   2,485         152,604
Cardiodynamics International Corp. *                        263             978
Caremark Rx, Inc. *                                       1,110          18,315
Cell Genesys, Inc. * (a)                                    376           5,072
Cell Pathways, Inc. * (a)                                   100             150
Cell Therapeutics, Inc. * (a)                               142             775
Celsion Corp. *                                             200             102
Cerus Corp. * (a)                                            98           3,320
Chromavision Medical Systems, Inc. * (a)                    164             294
Closure Medical Corp. *                                     100           1,400
Cobalt Corp. * (a)                                          100           2,280
Coherent, Inc. *                                            100           2,954
Colormax Technologies, Inc. *                               100               0
Columbia Laboratories, Inc. *                               156             936
Conmed Corp. *                                              150           3,350
Cooper Company, Inc. *                                      105           4,945
Corixa Corp. * (a)                                          200           1,370
Corvas International, Inc. * (a)                            100             215
Coventry Helath Care, Inc. *                                483          13,727
Cryolife, Inc. * (a)                                        150           2,409
Curagen Corp. *                                             271           1,526
Curis, Inc. *                                               145             177
CV Therapeutics, Inc. * (a)                                 100           1,862
Cyber Care, Inc. * (a)                                      310              47
Cyberonics, Inc. *                                          100           1,312
Cygnus, Inc. * (a)                                          100             215
Cytogen Corp. *                                             392             419
Datascope Corp. * (a)                                       124           3,427
Daxor Corp. *                                               100           1,774
Diametrics Medical, Inc. *                                  221             813
Digene Corp. *                                              147           1,729
Diversa Corp. *                                             100             995
Drugstore.com, Inc. *                                       200             538
Duane Reade, Inc. * (a)                                     100           3,405
Durect Corp. *                                              435           3,480
eBenX, Inc. * (a)                                           100             266
Edwards Lifesciences Corp. *                                512          11,878
Embrex, Inc. *                                              100           2,092
Emisphere Technologies, Inc. * (a)                          100             419
Endo Pharmaceutical Holdings, Inc. *                        922           6,454
Endocare, Inc. * (a)                                        100           1,321
Enzo Biochem, Inc. * (a)                                    110           1,576
Enzon, Inc. * (a)                                           198           4,873
Gene Logic, Inc. * (a)                                      100           1,400
Genelabs Technologies, Inc. *                               200             402
Genencor International, Inc. * (a)                          343           3,358
Genesis Health Ventures, Inc. *                             401           8,056
Genome Therapeutics Corp. *                                 100             231
Genta, Inc. * (a)                                           242           2,006
Geron Corp. * (a)                                           100             458
GTC Biotherapeutics, Inc. *                                 100             126
Health Net, Inc. *                                          587          15,714
Hemispherx Biopharma, Inc. *                                186             465
Henry Schein, Inc. *                                        274          12,193
Hillenbrand Industries, Inc.                                265          14,880
Humana, Inc. *                                              979          15,302
I-STAT Corp. * (a)                                          100             356
ICOS Corp. *                                                299           5,071
IDEXX Laboratories, Inc. *                                  281           7,247
IDX Systems Corp. * (a)                                     100           1,302
IGEN International, Inc. *                                  100           3,150
ILEX Oncology, Inc. *                                       100           1,409
Illumina, Inc. * (a)                                        401           2,695
Imaging Diagnostic Systems, Inc. *                          300             141
ImClone Systems, Inc. * (a)                                 444           3,861
Immune Response Corp. * (a)                                 100              35
Immunogen, Inc. * (a)                                       158             425
Immunomedics, Inc. * (a)                                    215           1,120
Impax Laboratories, Inc. *                                  384           2,876
Inhale Therapeutic Systems, Inc. * (a)                      200           1,898
International Specialty Products, Inc. *                    304           2,341
Intrabiotics Pharmaceuticals, Inc. *                        100             130
Intuitive Surgical, Inc. *                                  372           3,151
Invacare Corp. *                                            233           8,621
Ivax Corp. *                                                990          10,692
K-V Pharmaceutical Company, Class A *                       232           6,264
Kos Pharmaceuticals, Inc. * (a)                             100           2,035


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                          SHARES         VALUE
                                                          ------         -----
DRUG & HEALTH CARE - CONTINUED
Labone, Inc. *                                              100      $    2,599
Landauer, Inc. *                                            100           3,883
LCA Vision, Inc. *                                          273             287
Lexicon Genetics, Inc. *                                    450           2,200
Lifepoint Hospitals, Inc. *                                 138           5,011
Luminex Corp. * (a)                                         195           1,464
Magellan Health Services, Inc. *                            366             366
Maxygen, Inc. *                                             457           5,474
Medarex, Inc. *                                             386           2,864
Mentor Corp. *                                              100           3,671
MGI Pharma, Inc. * (a)                                      100             706
Mid-Atlantic Medical Services, Inc. *                       200           6,270
Miravant Medical Technologies * (a)                         100              53
Molecular Devices Corp. *                                   103           1,833
Nanogen, Inc. * (a)                                         100             350
NaPro BioTherapeutics, Inc. * (a)                           587           3,851
NBTY, Inc. *                                                264           4,087
NDCHealth Corp. *                                           257           7,170
NeoPharm, Inc. * (a)                                        350           4,399
NeoRx Corp. *                                               100             120
Neurogen Corp. *                                            100           1,169
Nexell Therapeutics, Inc. *                                  75               5
Northfield Laboratories, Inc. * (a)                         100             401
Novoste Corp. *                                             166             767
Ocular Sciences, Inc. *                                     100           2,650
Omega Healthcare Investors, REIT *                          200           1,516
Orasure Technologies, Inc. * (a)                            438           2,847
Organogenesis, Inc. * (a)                                   161              32
Orthodontic Centers America, Inc. * (a)                     353           8,137
Osteotech, Inc. *                                           100             739
Owens & Minor, Inc.                                         165           3,260
Pacificare Health Systems, Inc. *                           100           2,720
Parexel International Corp. *                               100           1,391
Peregrine Pharmaceuticals, Inc. * (a)                       300             351
Perrigo Company *                                           301           3,913
Pharmaceutical Resources, Inc. *                            150           4,167
Pharmacopeia, Inc. *                                        100             852
Pharmacyclics, Inc. * (a)                                   178             790
Pharmos Corp. *                                             320             294
Polymedica Corp. * (a)                                      116           2,963
Practiceworks, Inc. *                                        98           1,808
Praecis Pharmaceuticals, Inc. *                             373           1,298
Prime Hospitality Corp. *                                   200           2,598
Psychemedics Corp.                                        1,373           4,105
Quidel Corp. *                                              234           1,612
Quintiles Transnational Corp. *                             592           7,394
Rehabcare Group, Inc. *                                     113           2,715
Renal Care Group, Inc. *                                    326          10,155
Resources Care, Inc. *                                      100             662
Respironics, Inc. *                                         100           3,405
Ribozyme Pharmaceuticals, Inc. * (a)                        100             138
SciClone Pharmaceuticals, Inc. *                            171             342
Scios, Inc. * (a)                                           200           6,122
Sepracor, Inc. * (a)                                        436           4,164
Sequenom, Inc. * (a)                                        100             353
Sicor, Inc. *                                               864          16,019
Sola International, Inc. *                                  379           4,358
STAAR Surgical Company *                                    100             412
Stryker Corp. *                                           1,066          57,042
Sunrise Assisted Living, Inc. * (a)                         100           2,680
Sunrise Technologies International, Inc. * (a)              200               8
Supergen, Inc. *                                            100             726
Sybron Dental Specialties, Inc. *                           356           6,586
Syncor International Corp. *                                183           5,764
Targeted Genetics Corp. *                                   226      $      244
Texas Biotechnology Corp. *                                 207             807
Theragenics Corp. * (a)                                     160           1,349
Trigon Healthcare, Inc. *                                   145          14,584
Twinlab Corp. *                                             188              83
United Surgical Partners *                                  293           9,077
United Therapeutics Corp. * (a)                             100           1,236
US Oncology, Inc. *                                         375           3,124
Valentis, Inc. * (a)                                        170             228
Vasomedical, Inc. *                                         310             822
Vaxgen, Inc. * (a)                                          100             554
Ventana Medical Systems, Inc. * (a)                         168           3,688
Versicor, Inc. *                                            124           1,668
Vical, Inc. *                                               100             528
VISX, Inc. *                                                253           2,758
Vital Signs, Inc. *                                         100           3,615
VitalWorks, Inc. *                                          100             820
Vivus, Inc. * (a)                                           185           1,252
Von Pharmaceuticls, Inc. *                                  100              39
Wright Medical Group, Inc. *                                429           8,649
Young Innovations, Inc. *                                   150           3,258
Zevex International, Inc. *                                  75             203
Zila, Inc. *                                                295             298
Zonagen, Inc. * (a)                                         110             165
Zymogenetics, Inc. *                                        647           5,707
                                                                     ----------
                                                                        864,773
EDUCATIONAL SERVICES - 0.10%
Apollo Group, Inc., Class A *                               913          35,990
Career Education Corp. *                                    254          11,430
Edison Schools, Inc., Class A * (a)                         263             266
Education Management Corp. *                                235           9,571
Renaissance Learning, Inc. * (a)                            153           3,094
Strayer Education, Inc. *                                   100           6,360
Sylvan Learning Systems, Inc. *                             200           3,988
                                                                     ----------
                                                                         70,699
ELECTRICAL EQUIPMENT - 2.90%
A.O. Smith Corp. *                                          100           3,121
Active Power, Inc. * (a)                                    215             776
American Power Conversion Corp. *                         1,317          16,634
AMETEK, Inc. *                                              154           5,736
Anaren Microwave, Inc. *                                    110             950
Anixter International, Inc. *                               156           3,666
Artesyn Technologies, Inc. *                                159           1,038
Audiovox Corp., Class A *                                   100             795
AVX Corp. *                                                 946          15,448
Baldor Electric Company *                                   100           2,520
Barnes Group, Inc. *                                        161           3,687
Belden, Inc. *                                              100           2,084
C & D Technologies, Inc.                                    329           5,929
C-COR.net Corp. *                                           100             700
Cable Design Technologies Corp. *                           490           5,023
Capstone Turbine Corp. *                                    328             544
Catalytica Energy Systems, Inc. * (a)                       332           1,049
Centraxx, Inc. *                                            100               0
Cohu, Inc. *                                                100           1,728
Cooper Industries, Ltd., Class A *                          557          21,890
Dauphin Technology, Inc. *                                  200             106
Dupont Photomasks, Inc. *                                    85           2,761
Electro Scientific Industries, Inc. *                       100           2,430
Emerson Electric Company *                                2,424         129,708
General Cable Corp. *                                       174           1,096
General Electric Company *                               56,038       1,627,904
Genlyte Group, Inc. *                                       100           4,063


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
ELECTRICAL EQUIPMENT - CONTINUED

Hubbell, Inc., Class B *                                              258         $      8,811
Johnson Controls, Inc. *                                              470               38,357
Littelfuse, Inc. *                                                    100                2,313
Magnetek, Inc. *                                                      100                  990
Methode Electronics, Inc., Class A *                                  100                1,277
Millipore Corp. *                                                     214                6,844
Molex, Inc.                                                         1,038               34,804
NCT Group, Inc. *                                                   1,000                   82
Plug Power, Inc. * (a)                                                193                1,527
Powell Industries, Inc. *                                             100                2,425
Power-One, Inc. *                                                     300                1,866
Rayovac Corp. * (a)                                                   421                7,801
SLI, Inc. *                                                         2,964                1,186
SPS Technologies, Inc. *                                              122                4,657
Symbol Technologies, Inc. *                                         1,227               10,429
Tektronix, Inc. *                                                     690               12,910
Thomas Industries, Inc. *                                             100                2,880
Twin Disc, Inc. *                                                     100                1,480
Universal Electronics, Inc. *                                         100                1,496
Vicor Corp. *                                                         262                1,831
W.H. Brady Company, Class A *                                         100                3,500
Waters Instruments, Inc.                                              147                1,014
Watsco, Inc.                                                          164                2,993
Wesco International, Inc. *                                           164                1,033
Wilson Greatbatch Technologies, Inc. *                                 91                2,319
Woodhead Industries, Inc. *                                            76                1,303
Xetel Corp. *                                                         159                   45
                                                                                  ------------
                                                                                     2,017,559

ELECTRIC UTILITIES - 2.04%

Allegheny Energy, Inc. *                                              598               15,399
Allete, Inc.                                                          542               14,688
Alliant Corp. *                                                       372                9,560
Ameren Corp. *                                                        698               30,021
American Electric Power, Inc. *                                     1,693               67,754
Avista Corp. *                                                        374                5,161
Baycorp Holdings, Ltd. *                                              875               10,413
Black Hills Corp.                                                     318               11,006
Central Vermont Public Service Corp. *                                200                3,600
CH Energy Group, Inc. * (a)                                           100                4,925
Cinergy Corp. *                                                       947               34,083
Cleco Corp.                                                           200                4,380
CMS Energy Corp. *                                                    902                9,904
Conectiv, Inc. *                                                      592               15,280
Connecticut Water Service, Inc. *                                     246                7,498
Consol Energy, Inc. *                                                 383                8,139
Consolidated Edison, Inc.                                           1,023               42,710
Constellation Energy Group, Inc.                                    1,029               30,191
Dominion Resources, Inc.                                            1,365               90,363
DPL, Inc. *                                                           813               21,504
DQE, Inc. *                                                           522                7,308
DTE Energy Company *                                                  849               37,899
Duke Energy Company                                                 4,609              143,340
Edison International *                                              2,118               36,006
El Paso Electric Company *                                            703                9,737
Empire District Electric Company *                                    100                2,050
Exelon Corp.                                                        1,794               93,826
FirstEnergy Corp. *                                                 1,663               55,511
Florida Public Utilities Company *                                    475                8,655
FPL Group, Inc.                                                       957               57,410
GrafTech International, Ltd. *                                        682                8,389
Great Plains Energy, Inc. *                                           489                9,951
Green Mountain Power Corp. *                                          200                3,632
Hawaiian Electric Industries, Inc. *                                  100                4,255
IDACORP, Inc. *                                                       236                6,537
Madison Gas & Electric Company                                        100                2,785
National Grid Group PLC, ADR                                          271                9,528
Newpower Holdings, Inc. *                                           1,491                   28
Northeast Utilities                                                   853               16,045
NSTAR *                                                               255               11,419
OGE Energy Corp. *                                                    522               11,933
Otter Tail Power Company                                              100                3,152
PG&E Corp. *                                                        2,344               41,934
Pinnacle West Capital Corp. *                                         476               18,802
PNM Resources, Inc.                                                   114                2,759
Potomac Electric Power Company *                                      536               11,513
PPL Corp.                                                             920               30,434
Progress Energy, Inc. *                                             1,136               59,083
Public Service Enterprise Group, Inc. *                             1,059               45,855
Puget Energy, Inc.                                                    391                8,074
Reliant Energy, Inc. *                                              1,708               28,865
Reliant Resources, Inc. * (a)                                         213                1,864
RGS Energy Group, Inc. *                                              100                3,920
Sierra Pacific Resources * (a)                                        614                4,789
SJW Corp.                                                              78                6,318
TECO Energy, Inc. (a)                                                 660               16,335
The AES Corp. *                                                     2,791               15,127
The Southern Company *                                              3,863              105,846
Uil Holding Corp. *                                                   142                7,733
Unisource Energy Corp.                                                457                8,500
Westar Energy, Inc. *                                                 200                3,070
Wisconsin Energy Corp. *                                              661               16,703
WPS Resources Corp. * (a)                                             100                4,083
York Research Corp., Class A *                                        189                    5
                                                                                  ------------
                                                                                     1,417,587

ELECTRONICS - 0.83%

Adaptec, Inc. *,                                                      813                6,415
Agilent Technologies, Inc. *                                        2,674               63,240
Amphenol Corp., Class A * (a)                                         222                7,992
Anadigics, Inc. * (a)                                                 100                  824
Analog Devices, Inc. *                                              2,046               60,766
Analogic Corp. *                                                      174                8,556
APW, Ltd. * (a)                                                       242                   10
Arrow Electronics, Inc. *                                             503               10,437
AstroPower, Inc. * (a)                                                258                5,067
Avid Technology, Inc. *                                               100                  926
Avnet, Inc. *                                                         757               16,646
Checkpoint Systems, Inc. * (a)                                        174                2,036
CTS Corp. *                                                           100                1,204
Cubic Corp.                                                           336                7,963
DDI Corp. *                                                           405                  405
DSP Group, Inc. *                                                     100                1,960
Electronics For Imaging, Inc. *                                       416                6,619
Engineered Support Systems, Inc. *                                    158                8,263
FEI Company *                                                         260                6,373
Fisher Scientific International, Inc. *                               258                7,224
FLIR Systems, Inc. *                                                   54                2,266
Foundry Networks, Inc. *                                              784                5,512
Franklin Electric, Inc.                                               134                6,307
General Motors Corp., Class H *                                     4,956               51,542
Glenayre Technologies, Inc. *                                         322                  402
Identix, Inc. * (a)                                                   353                2,577
Intermagnetics General Corp. * (a)                                    165                3,333
Intermediate Telephone, Inc. * (a)                                    100                1,711
InVision Technologies, Inc. * (a)                                     182                4,397
Irvine Sensors Corp. *                                                  5                    9
Itron, Inc. *                                                         207                5,430

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
ELECTRONICS - CONTINUED

Jabil Circuit, Inc. *                                               1,072         $     22,630
Keithley Instruments, Inc. *                                           94                1,357
Kemet Corp. *                                                         484                8,644
L-3 Communications Holdings, Inc. * (a)                               498               26,892
Lufkin Industries, Inc. *                                             100                2,887
Lumenon Innovation Lightwave Technology, Inc. *                       100                   20
Mentor Graphics Corp. *                                               259                3,683
Mirant Corp. *                                                      2,339               17,075
MTI Technology Corp. * (a)                                            100                   67
Network Access Solutions Corp. *                                      100                    1
Park Electrochemical Corp. *                                          268                7,102
Pemstar, Inc. * (a)                                                   467                  621
Photon Dynamics, Inc. *                                                37                1,110
Pixelworks, Inc. * (a)                                                199                1,670
Polycom, Inc. *                                                       581                6,966
Rockwell International Corp. *                                        917               18,322
Rogers Corp. *                                                        228                6,227
Sanmina-SCI Corp. *                                                 2,863               18,066
Sequa Corp., Class A *                                                114                7,454
Silicon Graphics, Inc. *                                              818                2,405
Solectron Corp. *                                                   5,070               31,180
Somera Communications, Inc. * (a)                                     275                1,963
Stoneridge, Inc. *                                                    181                3,385
Sycamore Networks, Inc. *                                           2,459                9,492
Technitrol, Inc. *                                                    234                5,452
Technology Solutions Company *                                        326                  417
Teleflex, Inc.                                                        155                8,858
Thomas & Betts Corp. *                                                431                8,017
Trimble Navigation, Ltd. *                                            100                1,550
United Industrial Corp. *                                             184                4,020
Varian, Inc. *                                                        145                4,778
Verisity, Ltd. * (a)                                                   30                  520
Viasystems Group, Inc. *                                              659                   46
Vicon Industries, Inc. *                                              256                  947
Video Display Corp. *                                                 101                  651
Viisage Technology, Inc. *                                             94                  462
Vishay Intertechnology, Inc. *                                        861               18,942
Vixel Corp. *                                                         100                  260
Wells-Gardner Electronics Corp. *                                     215                  462
Wireless Telecom Group, Inc. *                                        221                  475
X-Rite, Inc. *                                                        162                1,379
Xata Corp. *                                                          126                  575
Xeta Corp. *                                                           91                  328
Zebra Technologies Corp., Class A *                                   259               12,489
Zygo Corp. *                                                           73                  588
                                                                                  ------------
                                                                                       576,847

ENERGY - 0.30%

Calpine Corp. * (a)                                                 1,788               12,570
Covanta Energy Corp. * (a)                                            200                    3
Energen Corp. *                                                       100                2,750
Energy East Corp.                                                     611               13,808
Entergy Corp. *                                                     1,245               52,838
Fuelcell Energy, Inc. * (a)                                           164                1,687
Headwaters, Inc. *                                                    477                7,513
MDU Resources Group, Inc. *                                           489               12,856
TXU Corp. *                                                         1,381               71,190
Xcel Energy, Inc. *                                                 1,993               33,423
                                                                                  ------------
                                                                                       208,638

FINANCIAL SERVICES - 5.64%

A.G. Edwards, Inc. *                                                  499               19,396
Ace Cash Express, Inc. *                                              100                  999
Advanta Corp., Class A * (a)                                          518                5,625
Aegis Realty, Inc. *                                                  928               10,394
Alliance Capital Management Holding, LP (a)                           400               13,700
Allied Capital Corp. (a)                                              528               11,959
Ambac Financial Group, Inc. *                                         530               35,616
Amcore Financial, Inc. *                                              100                2,317
America First Mortgage Investments, Inc. *                            200                1,970
American Express Company *,                                         7,499              272,364
American Insured Mortgage, Ltd., Series 88, LP                      1,452                7,100
American Insured Mortgage, Series 86, LP *                          2,071                6,441
American Residential Investment Trust *                               100                  434
Americredit Corp. * (a)                                               568               15,932
Ameritrade Holding Corp., Class A *                                 1,818                8,363
Annaly Mortgage Management, Inc., REIT                                100                1,940
Arthur J. Gallagher & Company                                         494               17,117
Bear Stearns Companies, Inc. *                                        487               29,804
BNP Residential Properties, Inc. *                                    876               11,038
BP Prudhoe Bay Royalty Trust *                                        100                1,140
Capital One Financial Corp.                                         1,187               72,466
Cash America International, Inc. *                                    154                1,417
Charles Schwab Corp.                                                7,701               86,251
Charter Municipal Mortgage Acceptance Company, SBI                    336                6,008
Charter One Financial, Inc.                                         1,113               38,265
Citizens South Banking Corp.                                          143                2,860
Clark/Bardes, Inc. *                                                   64                1,462
Community Financial Group, Inc. *                                     563               14,204
Compass Bancshares, Inc.                                              630               21,168
Concord EFS, Inc. *                                                 2,676               80,655
Corporate Office Properties Trust V *                                 200                2,918
Correctional Properties Trust                                         200                4,400
Countrywide Credit Industries, Inc. *                                 604               29,143
Credit Acceptance Corp. * (a)                                         200                2,514
Cross Timbers Realty Trust                                            100                1,545
Delphi Financial Group, Inc. *                                        100                4,335
Downey Financial Corp. *                                              105                4,966
DVI, Inc. *                                                           100                1,930
E*TRADE Group, Inc. *                                               2,097               11,450
Eaton Vance Corp. *                                                   456               14,227
Equifax, Inc.                                                         890               24,030
Equity One, Inc. *                                                    242                3,388
Euronet Worldwide, Inc. *                                             430                6,876
Federal Agricultural Mortgage Corp., Class A * (a)                    214                4,708
Federal Home Loan Mortgage Corp.                                    3,882              237,578
Federal National Mortgage Association                               5,617              414,254
Federated Investors, Inc., Class B                                    615               21,261
Fidelity Bancorp, Inc.                                                 75                1,616
Financial Federal Corp. * (a)                                         100                3,310
FINOVA Group Inc. *                                                   200                   21
First Charter Corp. *                                                 150                2,712
First Street BanCorp                                                  100                2,600
Firstfed Financial Corp. *                                            177                5,133
Franklin Resources, Inc. *                                          1,448               61,743
Fulton Financial Corp.                                                445                8,424
Hoenig Group, Inc. *                                                  100                1,050
Household International, Inc.                                       2,578              128,127
Hugoton Royalty Trust SBI                                             200                2,120
Humphrey Hospitality Trust *                                          300                  717
Impac Mortgage Holdings, Inc.                                         400                5,392
IndyMac Bancorp, Inc. *                                               283                6,418
Interactive Data Corp. *                                              447                6,508
International Bancshares Corp.                                        167                7,054
Investment Technology Group, Inc. *                                   313               10,235
Investors Real Estate Trust, SBI                                      367                3,912
Istar Financial, Inc.                                                 430               12,255
ITLA Capital Corp. *                                                  100                2,969

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
FINANCIAL SERVICES - CONTINUED

J.D. Edwards & Company *                                              558         $      6,780
J.P. Morgan Chase & Company *                                      11,171              378,920
Jameson Inns, Inc.                                                    300                1,068
Jeffries Group, Inc. *                                                100                4,210
John Hancock Financial Services, Inc. *                             1,639               57,693
Jones Lang Lasalle, Inc. *                                            100                2,470
Keystone Property Trust Corp. *                                       100                1,587
Knight Trading Group, Inc. *                                          595                3,118
Labranche & Company, Inc. * (a)                                       494               11,313
Legg Mason, Inc. *                                                    334               16,480
Lehman Brothers Holdings, Inc.                                      1,369               85,590
Leucadia National Corp. *                                             211                6,680
Liberte Investors, Inc. *                                             280                1,092
Malan Realty Investments, Inc. *                                      765                4,139
MBIA, Inc.                                                            857               48,446
MBNA Corp. *                                                        4,696              155,297
Mellon Financial Corp. *                                            2,586               81,278
Merrill Lynch & Company, Inc. *                                     4,734              191,727
Metris Companies, Inc. * (a)                                          386                3,208
Morgan Stanley Dean Witter & Company *                              6,199              267,053
National Health Realty, Inc. *                                        300                5,610
NBT Bancorp, Inc. *                                                   120                2,168
NCO Group, Inc. *                                                     100                2,178
Neuberger Berman, Inc. *                                              285               10,431
New Century Equity Holdings *                                         200                   90
New Century Financial Corp. * (a)                                     322               11,260
Ocwen Financial Corp. *                                               200                1,100
Onvia Common, Inc. * (a)                                              200                   38
Philips International Realty Corp. *                                3,179                6,581
PMC Capital, Inc.                                                     159                1,046
Providian Financial Corp. *                                         1,500                8,820
Regions Financial Corp.                                             1,185               41,653
Roberts Realty Investments, Inc. *                                  1,197                8,798
Siebert Financial Corp. *                                             100                  359
Sizeler Property Investments, Inc. *                                1,055               11,521
SLM Corp. *                                                           878               85,078
SoundView Technology Group, Inc. *                                    497                  845
State Street Corp.                                                  1,783               79,700
Stilwell Financial, Inc.                                            1,470               26,754
Student Loan Corp. *                                                   76                6,296
Switchboard, Inc. *                                                   164                  554
SWS Group, Inc. *                                                     297                5,827
Synovus Financial Corp.                                             1,734               47,720
T. Rowe Price Group, Inc. *                                           672               22,095
Tarragon Realty Investments, Inc. *                                   121                1,876
The Goldman Sachs Group, Inc. *                                     1,123               82,372
The John Nuveen Company, Class A                                      492               12,644
Thornburg Mortgage Asset Corp. *                                      100                1,968
Triad Guaranty, Inc. *                                                100                4,353
UMB Financial Corp. *                                                 176                8,249
United Community Financial Corp. *                                    200                1,872
Waddell & Reed Financial, Inc., Class A                               382                8,755
Washington Mutual, Inc.                                             5,328              197,722
Webster Financial Corp.                                               256                9,789
Wesco Financial Corp.                                                  41               12,366
Westcorp, Inc.                                                        100                3,195
WFS Financial, Inc. *                                                 100                2,741
Willis Lease Finance Corp. *                                           76                  368
World Acceptance Corp. *                                              183                1,537
Ziegler Companies, Inc. *                                             100                1,500
                                                                                  ------------
                                                                                     3,926,222

FOOD & BEVERAGES - 3.72%

Alico, Inc. *                                                         100                2,939
American Italian Pasta Company, Class A *                             100                5,099
Anheuser-Busch Companies, Inc. *                                    4,961              248,050
Archer-Daniels-Midland Company *                                    3,761               48,103
Aurora Foods, Inc. * (a)                                              373                  560
Bob Evans Farms, Inc. *                                               392               12,340
Bridgford Foods Corp. *                                               160                2,123
Campbell Soup Company *                                             2,321               64,199
Chiquita Brands International, Inc. *                                   2                   36
Coca-Cola Bottling Company *                                          183                7,869
Coca-Cola Enterprises, Inc. *                                       2,415               53,323
ConAgra, Inc. *                                                     2,843               78,609
Constellation Brands, Inc., Class A *                                 324               10,368
Corn Products International, Inc. *                                   269                8,371
Dean Foods Company *                                                  394               14,696
Del Monte Foods Company *                                             200                2,360
Dole Food, Inc.                                                       200                5,770
Dreyers Grand Ice Cream, Inc. *                                       277               19,002
Farmer Brothers Company *                                              21                7,618
Fleming Companies, Inc. * (a)                                         157                2,850
Flowers Foods, Inc. *                                                  90                2,326
General Mills, Inc. *                                               1,999               88,116
H.J. Heinz Company *                                                1,851               76,076
Hain Celestial Group, Inc. *                                          354                6,549
Hershey Foods Corp. *                                                 672               42,000
Hines Horticulture, Inc. *                                            235                  811
Hormel Foods Corp. *                                                  850               20,349
International Multifoods Corp. *                                      100                2,600
Interstate Bakeries Corp. *                                           200                5,776
Kellogg Company *                                                   2,317               83,088
Kraft Foods, Inc., Class A *                                        1,447               59,255
Lance, Inc. *                                                         176                2,566
Maui Land & Pineapple, Inc. *                                         100                2,020
McCormick & Company, Inc.                                             576               14,832
National Beverage Corp. *                                             167                2,338
Pepsi Bottling Group, Inc. *                                        1,661               51,159
PepsiAmericas, Inc. *                                                 803               11,997
PepsiCo, Inc.                                                       9,851              474,818
Performance Food Group Company * (a)                                  232                7,856
Pilgrims Pride Corp. * (a)                                            184                2,576
Ralcorp Holdings, Inc. *                                              167                5,219
Sanderson Farms, Inc.                                                 100                2,501
Sara Lee Corp. *                                                    4,456               91,972
Seabord Corp.                                                          25                6,211
Sensient Technologies Corp. *                                         163                3,710
Smithfield Foods, Inc. *                                              644               11,946
Tasty Baking Corp. *                                                  100                1,350
The Coca-Cola Company                                              14,038              786,128
The J.M. Smucker Company *                                            319               10,887
The Steak & Shake Company *                                           204                3,193
Tootsie Roll Industries, Inc. *                                       371               14,306
Triarc Companies, Inc., Class A *                                     100                2,760
Tyson Foods, Inc., Class A *                                        1,811               28,089
Vita Food Products, Inc. *                                            281                1,798
Weider Nutrition International, Inc., Class A *                       208                  412
William Wrigley Jr. Company                                         1,238               68,523
Yocream International, Inc. *                                         175                1,557
                                                                                  ------------
                                                                                     2,591,955

FOREST PRODUCTS - 0.13%

Caraustar Industries, Inc. *                                          100                1,248
Louisiana Pacific Corp. *                                             755                7,995
Rayonier, Inc. *                                                      100                4,913
Universal Fast Products, Inc. *                                       100                2,342

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
FOREST PRODUCTS - CONTINUED

Weyerhaeuser Company *                                              1,132         $     72,278
Wickes, Inc. *                                                        113                  197
                                                                                  ------------
                                                                                        90,846

FUNERAL SERVICES - 0.02%

Service Corp. International *                                       2,545               12,292
Stewart Enterprises, Inc., Class A *                                  424                2,701
                                                                                  ------------
                                                                                        14,993

FURNITURE & FIXTURES - 0.09%

Advanced Lighting Technologies, Inc. *                                100                   80
American Woodmark Corp. *                                             116                6,511
Chromcraft Revington, Inc. *                                          100                1,365
Ethan Allen Interiors, Inc.                                           144                5,019
Furniture Brands International, Inc. *                                183                5,536
Kimball International, Inc., Class B *                                241                3,950
La-Z-Boy, Inc.                                                        506               12,761
Leggett & Platt, Inc. *                                             1,080               25,272
Steelcase, Inc. * (a)                                                 100                1,338
                                                                                  ------------
                                                                                        61,832

GAS & PIPELINE UTILITIES - 0.59%

AGL Resources, Inc. *                                                 416                9,651
American Water Works Company, Inc.                                    582               25,148
Aquila, Inc. *                                                        942                7,536
Atmos Energy Corp. * (a)                                              411                9,634
California Water Service Group                                        100                2,520
Cascade Natural Gas Corp. *                                           100                2,090
Chesapeake Utilities Corp. *                                          100                1,901
Delta Natural Gas, Inc. *                                             417                9,053
Dynegy, Inc., Class A *                                             1,939               13,961
El Paso Corp.                                                       2,787               57,440
Enron Corp. * (a)                                                   3,869                  410
Equitable Resources, Inc.                                             398               13,651
Global Industries, Ltd. *                                             401                2,803
KeySpan Corp. *                                                       735               27,673
Kinder Morgan, Inc. *                                                 737               28,021
National Fuel Gas Company                                             398                8,959
New Jersey Resources Corp.                                            223                6,657
Nicor, Inc.                                                           100                4,575
NiSource, Inc. *                                                    1,021               22,288
Northwest Natural Gas Company *                                       281                8,079
Northwestern Corp. * (a)                                              100                1,695
ONEOK, Inc. *                                                         200                4,390
Peoples Energy Corp.                                                  100                3,646
Philadelphia Suburban Corp.                                           236                4,767
Piedmont Natural Gas, Inc.                                            100                3,698
Questar Corp. *                                                       584               14,425
RGC Resources, Inc. *                                                 395                7,185
SCANA Corp.                                                           576               17,781
Semco Energy, Inc. (a)                                                100                  905
Sempra Energy *                                                       993               21,975
Southern Union Company *                                              212                3,606
Southwest Gas Corp. *                                                 100                2,475
Southwest Water Company *                                             131                2,480
Southwestern Energy Company *                                         100                1,519
TC Pipelines, LP *                                                    100                2,371
The Laclede Group, Inc. *                                             291                6,833
Transmontaigne, Inc. *                                                190                1,149
UGI Corp.                                                             100                3,194
Ultra Petroleum Corp. *                                               204                1,548
Valero, LP                                                            186                6,789
Vectren Corp. *                                                       309                7,756
Western Gas Resources, Inc. *                                         263                9,836
WGL Holdings, Inc.                                                    100                2,590
Williams Companies, Inc. *                                          3,100               18,569
                                                                                  ------------
                                                                                       413,232

GOLD - 0.03%

Barrick Gold Corp. - USD *                                            825               15,667
Meridian Gold, Inc. * (a)                                             300                4,815
                                                                                  ------------
                                                                                        20,482

HEALTHCARE PRODUCTS - 2.96%

Abbott Laboratories,                                                8,756              329,663
Align Technology, Inc. * (a)                                          850                3,435
Apria Healthcare Group, Inc. *                                        344                7,706
Arthrocare Corp. * (a)                                                197                2,533
Bausch & Lomb, Inc.                                                   400               13,540
Baxter International, Inc. *                                        3,303              146,818
Biomet, Inc. *                                                      1,648               44,694
Boston Scientific Corp. *                                           2,258               66,205
Bruker Daltonics, Inc. * (a)                                          527                2,082
Cytyc Corp. *                                                         600                4,572
DENTSPLY International, Inc.                                          376               13,878
Diagnostic Products Corp. *                                           200                7,400
EPIX Medical, Inc. *                                                  100                1,055
Guidant Corp. *                                                     1,811               54,746
INAMED Corp. *                                                        100                2,672
Inverness Medical Innovations, Inc. *                                  43                  869
Johnson & Johnson                                                  17,243              901,119
Medtronic, Inc.                                                     6,782              290,609
Mylan Laboratories, Inc. *                                            636               19,939
Patterson Dental Company *                                            461               23,202
Priority Healthcare Corp., Class B *                                  200                4,700
St. Jude Medical, Inc. *                                              490               36,186
STERIS Corp. *                                                        290                5,542
Therasense, Inc. * (a)                                                299                5,523
Thoratec Labs Corp. *                                                 278                2,499
Varian Medical Systems, Inc. *                                        451               18,288
Viasys Healthcare, Inc. *                                             135                2,356
XOMA, Ltd. *                                                          282                1,125
Zimmer Holdings, Inc. *                                             1,125               40,117
Zoll Medical Corp. *                                                  177                5,758
                                                                                  ------------
                                                                                     2,058,831

HEALTHCARE SERVICES - 1.25%

Accredo Health, Inc. *                                                212                9,782
AmerisourceBergen Corp.                                               607               46,132
AMN Healthcare Services, Inc. * (a)                                   270                9,453
CorVel Corp. *                                                        212                7,101
Cross Country, Inc. *                                                 254                9,601
DIANON Systems, Inc. *                                                140                7,479
Eclipsys Corp. *                                                      180                1,181
Express Scripts, Inc., Class A *                                      500               25,055
First Health Group Corp. *                                            474               13,291
HCA-The Healthcare Company *                                        2,920              138,700
HEALTHSOUTH Corp. *                                                 1,991               25,465
IMPATH, Inc. * (a)                                                    114                2,046
IMS Health, Inc. *                                                  1,822               32,705
Laboratory Corp. of America Holdings *                                776               35,424
Lincare Holdings, Inc. *                                              484               15,633
Manor Care, Inc. *                                                    610               14,030
McKesson Corp. *                                                    1,640               53,628
Omnicare, Inc. *                                                      664               17,437
Oxford Health Plans, Inc. *                                           567               26,343
Pediatrix Medical Group, Inc. *                                       166                4,150
Quest Diagnostics, Inc. *                                             488               41,992
Select Medical Corp. *                                                261                4,087

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
HEALTHCARE SERVICES - CONTINUED

Specialty Laboratories, Inc. *                                        144         $      1,210
The Advisory Board Company *                                          256                9,277
Unilab Corp. *                                                        212                5,807
UnitedHealth Group, Inc. *                                          1,708              156,367
Universal Health Services, Inc., Class B *                            238               11,662
Weight Watchers International, Inc. *                                 628               27,280
Wellpoint Health Networks, Inc., Class A *                          1,476              114,848
                                                                                  ------------
                                                                                       867,166

HOLDINGS COMPANIES/CONGLOMERATES - 0.95%

Berkshire Hathaway, Inc., Class A *                                     9              601,200
Horace Mann Educators Corp. *                                         336                6,273
Loews Corp. *                                                       1,079               57,176
                                                                                  ------------
                                                                                       664,649

HOMEBUILDERS - 0.21%

Beazer Homes USA, Inc. * (a)                                           77                6,160
Centex Corp. *                                                        347               20,053
Champion Enterprises, Inc. * (a)                                      200                1,124
Clayton Homes, Inc. *                                                 870               13,746
D.R. Horton, Inc.                                                     739               19,236
Hovnanian Enterprises, Inc., Class A * (a)                            100                3,588
Lennar Corp. * (a)                                                    406               24,847
M.D.C. Holdings, Inc. (a)                                             121                6,292
NVR, Inc. *                                                            54               17,442
Oakwood Homes Corp. *                                                  60                  299
Palm Harbor Homes, Inc. * (a)                                         100                1,986
Ryland Group, Inc. *                                                  200                9,950
Toll Brothers, Inc. *                                                 548               16,057
Walter Industries, Inc. *                                             200                2,670
                                                                                  ------------
                                                                                       143,450

HOTELS & RESTAURANTS - 1.11%

AFC Enterprises, Inc. *                                               252                7,875
Alliance Gaming Corp. *                                               532                6,639
Ameristar Casinos, Inc. *                                             306                8,892
Applebees International, Inc.                                         225                5,164
Argosy Gaming Corp. *                                                 100                2,840
Aztar Corp. *                                                         161                3,349
Boca Resorts, Inc., Class A *                                         190                2,517
Boyd Gaming Corp. *                                                   495                7,128
Brinker International, Inc. *                                         482               15,303
Buca, Inc. * (a)                                                      100                1,905
California Pizza Kitchen, Inc. *                                      343                8,506
CBRL Group, Inc. *                                                    439               13,398
CEC Entertainment, Inc. *                                             100                4,130
Chart House Enterprises, Inc.                                          33                  111
Choice Hotels, Inc. *                                                 216                4,322
CKE Restaurants, Inc. *                                               248                2,822
Darden Restaurants, Inc.                                              904               22,329
Dover Downs Gaming & Entertainment, Inc.                              140                1,792
Extended Stay America, Inc. *                                         427                6,926
Frischs Restaurants, Inc. *                                           100                1,975
Harrah's Entertainment, Inc. *                                        748               33,174
Hilton Hotels Corp. *                                               2,081               28,926
IHOP Corp. *                                                          100                2,945
Isle of Capri Casinos, Inc. *                                         160                3,240
Jack In the Box, Inc. *                                               311                9,890
Krispy Kreme Doughnuts, Inc. * (a)                                    284                9,142
La Quinta Corp. *                                                     741                5,372
Landry's Restaurants, Inc. *                                          100                2,551
Lone Star Steakhouse & Saloon, Inc.                                   100                2,359
Mandalay Resort Group *                                               317                8,740
Marcus Corp. *                                                        100                1,665
Marriott International, Inc., Class A                               1,324               50,378
McDonalds Corp. *                                                   7,093              201,796
MGM Mirage *                                                          969               32,704
Mtr Gaming Group, Inc. *                                              473                7,899
O'Charley's, Inc. *                                                   100                2,530
Outback Steakhouse, Inc. *                                            410               14,391
Panera Bread Company, Class A *                                       200                6,894
Papa Johns International, Inc. * (a)                                  100                3,339
Park Place Entertainment Corp. *                                    1,387               14,217
RARE Hospitality International, Inc. *                                317                8,534
Ruby Tuesday, Inc. *                                                  200                3,880
Ryan's Family Steak Houses, Inc. *                                    150                1,981
Shuffle Master, Inc. * (a)                                            225                4,133
Sonic Corp. *                                                         225                7,067
Starbucks Corp. *                                                   2,276               56,559
Starwood Hotels & Resorts Worldwide, Inc. *                         1,157               38,054
Station Casinos, Inc. *                                               222                3,963
The Cheesecake Factory, Inc. *                                        225                7,983
Tickets.Com, Inc. *                                                    25                   25
Wendy's International, Inc. *                                         527               20,990
Westcoast Hospitality Corp. *                                         784                5,394
Worldwide Restaurant Concepts, Inc. *                                 300                  879
Wyndham International, Inc., Class A *                                600                  696
Yum! Brands, Inc. *                                                 1,520               44,460
                                                                                  ------------
                                                                                       774,673

HOUSEHOLD APPLIANCES - 0.21%

American Real Estate Partners, LP *                                   520                5,044
Bassett Furniture Industries, Inc. *                                  100                1,950
Black & Decker Corp. *                                                389               18,750
Blyth Industries, Inc.                                                172                5,370
Consolidated Tomoka Land Company *                                    100                2,005
Drew Industries, Inc. *                                               168                2,764
Eastern Company *                                                     100                1,440
Flexsteel Industries, Inc. *                                          630                9,444
International Aluminum Corp. *                                        100                2,050
KB HOME *                                                             318               16,380
Libbey, Inc. *                                                        201                6,854
Lifetime Hoan Corp. *                                                 885                6,316
Maytag Corp. *                                                        366               15,610
Mission West Properties, Inc. *                                       100                1,219
Sunbeam Corp. *                                                       400                   36
The Stanley Works *                                                   511               20,956
The Toro Company *                                                    152                8,640
Transtechnology Corp. *                                               100                1,135
Westpoint Stevens, Inc. * (a)                                         174                  673
Whirlpool Corp. *                                                     340               22,222
Wilshire Oil Company *                                                244                  859
                                                                                  ------------
                                                                                       149,717

HOUSEHOLD PRODUCTS - 0.31%

Applica, Inc. *                                                       100                1,240
Boyds Collection, Ltd. *                                              200                1,258
Church & Dwight, Inc. *                                               159                4,982
Department 56, Inc. *                                                 100                1,628
Dial Corp. *                                                          793               15,876
Energizer Holdings, Inc. *                                            715               19,605
Fortune Brands, Inc. *                                                824               46,144
Graphic Packaging Intl Corp. *                                        310                2,868
Harman International Industries, Inc. *                               129                6,353
Martha Stewart Living Omnimedia, Inc.,
   Class A * (a)                                                      100                1,147
Newell Rubbermaid, Inc. *                                           1,601               56,131
Playtex Products, Inc. *                                              282                3,652
The Clorox Company *                                                1,184               48,958

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
HOUSEHOLD PRODUCTS - CONTINUED

Topps, Inc. *                                                         200         $      2,012
Tupperware Corp. *                                                    200                4,158
                                                                                  ------------
                                                                                       216,012

INDUSTRIAL DEVELOPMENT/POLLUTION BONDS - 0.01%

Kaiser Ventures LLC, Class A *                                        100                  374
Scope Industries * (a)                                                126                7,875
                                                                                  ------------
                                                                                         8,249

INDUSTRIAL MACHINERY - 0.65%

ABC Rail Products Corp. *                                             100                    0
AGCO Corp. *                                                          585               11,407
Alamo Group, Inc. *                                                   100                1,500
Albany International Corp., Class A                                   163                4,386
Ampco-Pittsburgh Corp. *                                              100                1,200
Apache Corp.                                                          761               43,742
AptarGroup, Inc. *                                                    149                4,582
Briggs & Stratton Corp.                                               100                3,834
Cascade Corp. *                                                       100                1,550
Circor International, Inc. *                                          100                1,715
Cognex Corp. *                                                        339                6,797
Crane Company *                                                       256                6,497
Cummins, Inc. *                                                       321               10,625
Deere & Company *                                                   1,353               64,809
Donaldson Company, Inc.                                               181                6,342
Dover Corp. *                                                       1,217               42,595
Energy Conversion Devices, Inc. *                                     333                5,225
EnPro Industries,  Inc. *                                             114                  599
Flow International Corp. *                                            100                  674
Flowserve Corp. *                                                     381               11,354
Foster Wheeler, Ltd. * (a)                                            200                  320
Gardner Denver, Inc. *                                                100                2,000
GenTek, Inc. *                                                        150                   33
Graco, Inc.                                                           225                5,656
Grant Prideco, Inc. *                                                 643                8,745
Hardinge Brothers, Inc.                                               100                1,007
IDEX Corp. *                                                          100                3,350
Ingersoll-Rand Company, Inc., Class A *                               892               40,729
Kadant, Inc. *                                                        135                2,228
Kaydon Corp. *                                                        100                2,361
Kennametal, Inc. *                                                    100                3,660
Lindsay Manufacturing Company *                                       100                2,315
Manitowoc, Inc. * (a)                                                 100                3,549
Milacron, Inc. *                                                      100                1,015
Mueller Industry, Inc. *                                              132                4,191
NN, Inc. *                                                            161                2,061
Osmonics, Inc. *                                                      173                2,751
Pall Corp.                                                            548               11,371
Parker-Hannifin Corp. *                                               654               31,255
Pentair, Inc.                                                         328               15,770
Presstek, Inc. * (a)                                                  168                  672
Quixote Corp. *                                                       100                1,695
Roanoke Electric Steel Corp. *                                        100                1,544
Semitool, Inc. *                                                      151                1,232
Stewart & Stevenson Services, Inc. *                                  100                1,774
Tecumseh Products Company, Class A *                                  113                5,998
Thermo Electron Corp. *                                               925               15,262
Titan International, Inc. *                                           273                1,133
Tredegar Industries, Inc. *                                           156                3,767
Triumph Group, Inc. *                                                 110                4,906
U.S. Industries, Inc. *                                               200                  690
UNOVA, Inc. *                                                         296                1,921
Valmont Industries, Inc.                                              155                3,151
W.W. Grainger, Inc.                                                   560               28,056
Watts Industries, Inc., Class A *                                     161                3,196
Westerbeke Corp. *                                                    313                  376
WSI Industries, Inc. *                                                220                  275
                                                                                  ------------
                                                                                       449,448

INDUSTRIALS - 0.01%

Brooks-Pri Automation, Inc. *                                         207                5,291
                                                                                  ------------

INSURANCE - 4.18%

21St Century Insurance Group * (a)                                    331                6,289
Aetna, Inc. *                                                         755               36,217
AFLAC, Inc.                                                         3,043               97,376
Alfa Corp.                                                            670                7,839
Allcity Insurance Company *                                           100                   35
Alleghany Corp. *                                                      41                7,831
Allmerica Financial Corp.                                             354               16,355
American Financial Group, Inc.                                        411                9,823
American International Group, Inc.                                 14,763            1,007,279
American National Insurance Company *                                 167               16,082
AMERIGROUP Corp. * (a)                                                342                9,330
Amerus Group Company * (a)                                            297               11,019
Anthem, Inc. *                                                        571               38,531
Aon Corp. *                                                         1,591               46,903
Arch Cap Group, Ltd. *                                                 80                2,252
Argonaut Group, Inc. *                                                100                2,142
Baldwin & Lyons, Inc., Class B *                                      100                2,283
Brown & Brown, Inc. *                                                 356               11,214
CCC Information Services Group, Inc. *                                100                1,400
CenturyBusiness Services, Inc. *                                      514                1,675
Chubb Corp.                                                           912               64,570
Cigna Corp.                                                           792               77,157
Cincinnati Financial Corp.                                            862               40,109
CNA Financial Corp. *                                               1,246               33,019
CNA Surety Corp. *                                                    207                3,012
Commerce Group, Inc.                                                  238                9,413
Conseco, Inc. * (a)                                                 1,787                3,574
Crawford & Company, Class B *                                         256                2,074
Donegal Group, Inc., Class B *                                         33                  339
EMC Insurance Group, Inc. *                                           100                1,505
Erie Indemnity Company, Class A *                                     406               16,447
FBL Financial Group, Inc., Class A *                                  100                2,215
Fidelity National Financial, Inc.                                     623               19,687
First American Financial Corp.                                        499               11,477
Fremont General Corp. * (a)                                           293                1,225
Great American Financial Resources, Inc. *                            173                3,339
Harleysville Group, Inc. *                                            100                2,772
Hartford Financial Services Group, Inc. *                           1,336               79,452
HCC Insurance Holdings, Inc. *                                        219                5,771
Highlands Insurance Group, Inc. *                                     100                    1
Hilb, Rogal and Hamilton Company                                      292               13,213
Independence Holding Company                                          110                2,457
Jefferson-Pilot Corp.                                                 879               41,313
Kansas City Life Insurance Company *                                  129                4,988
Landamerica Financial Group, Inc. *                                   100                3,150
Liberty Corp. *                                                       100                3,985
Lincoln National Corp. *                                            1,105               46,410
Markel Corp. *                                                         69               13,593
Marsh & McLennan Companies, Inc. *                                  1,528              147,605
MEEMIC Holdings, Inc. *                                               100                2,778
Mercury General Corp.                                                 237               11,494
Metlife, Inc. *                                                     4,069              117,187
MGIC Investment Corp. *                                               556               37,697
Midland Company                                                       114                5,754
Mony Group, Inc. *                                                    186                6,326
Nationwide Financial Services, Inc., Class A                          100                3,950

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
INSURANCE - CONTINUED

Navigators Group, Inc. *                                              100         $      2,678
Odyssey Re Holdings Corp. *                                           292                5,078
Ohio Casualty Corp. *                                                 200                4,180
Old Republic International Corp.                                      446               14,049
Philadelphia Consolidated Holding Corp. *                             100                4,534
Phoenix Companies, Inc.                                               832               15,267
PICO Holdings, Inc. *                                                 100                1,657
PMA Capital Corp., Class A *                                          369                7,804
Presidential Life Corp. *                                             100                2,027
Proassurance Corp. *                                                  100                1,760
Progressive Corp.                                                   1,116               64,561
Protective Life Corp.                                                 381               12,611
Prudential Financial, Inc. *                                        3,116              103,950
Radian Group, Inc. *                                                  484               23,643
Reinsurance Group of America, Inc. *                                  238                7,335
Reliance Group Holdings, Inc. *                                       400                    1
SAFECO Corp. *                                                        742               22,920
Selective Insurance Group, Inc. *                                     100                2,833
St. Paul Companies, Inc.                                            1,208               47,015
Stancorp Financial Group, Inc. *                                      100                5,550
State Auto Financial Corp. *                                          209                3,428
Stewart Information Services Corp. *                                  100                2,055
The Allstate Corp.                                                  3,973              146,921
The MIIX Group, Inc. *                                                100                   90
The PMI Group, Inc.                                                   532               20,322
The Principal Financial Group, Inc. *                               2,077               64,387
Torchmark, Inc. *                                                     613               23,417
Transatlantic Holdings, Inc.                                          288               23,040
Travelers Property Casualty Corp., Class A *                          984               17,417
UICI * (a)                                                            200                4,040
Unitrin, Inc.                                                         432               15,453
Universal American Financial Corp. *                                  348                2,335
UNUMProvident Corp. *                                               1,479               37,640
Vesta Insurance Group, Inc. *                                         102                  436
W.R. Berkley Corp. *                                                  228               12,540
White Mountains Insurance Group, Ltd. (a)                              41               12,976
Zenith National Insurance Corp. *                                      86                2,739
                                                                                  ------------
                                                                                     2,909,622

INTERNATIONAL OIL - 0.11%

Burlington Resources, Inc. *                                        1,206               45,828
Trico Marine Services, Inc. *                                         100                  679
Weatherford International, Ltd. *                                     697               30,110
                                                                                  ------------
                                                                                        76,617

INTERNET CONTENT - 0.12%

24/7 Media, Inc. *                                                    100                   21
Alloy, Inc. * (a)                                                     386                5,574
Ask Jeeves, Inc. *                                                    100                  103
CMGI, Inc. * (a)                                                    1,511                  725
CNET Networks, Inc. *                                               1,020                2,030
Critical Path, Inc. *                                                 200                  204
Cybernet Internet Services International, Inc. *                      100                   20
DigitalThink, Inc. *                                                  100                  140
Extensity, Inc. *                                                     100                  108
I2 Technologies, Inc. *                                             2,213                3,275
InfoSpace, Inc. *                                                   1,605                  658
Internet Capital Group, Inc. * (a)                                  1,698                  458
ITXC Corp. *                                                          204                1,063
iVillage, Inc. *                                                      164                  207
Lante Corp. *                                                         100                   61
Looksmart, Ltd. *                                                     200                  392
Medicalogic, Inc. *                                                   164                   41
Multex.com, Inc. *                                                    100                  408
Navisite, Inc. *                                                      289                   43
Netratings, Inc. * (a)                                                465                4,255
Overture Service, Inc. *                                              498               12,440
ProQuest Company * (a)                                                100                3,550
Safeguard Scientifics, Inc. *                                         514                1,028
SkillSoft Corp. *                                                     158                1,240
SportsLine.com, Inc. *                                                157                  162
Vicinity Corp. *                                                      100                  200
Yahoo! Inc. *                                                       3,206               47,321
                                                                                  ------------
                                                                                        85,727

INTERNET RETAIL - 0.24%

1-800-Flowers.com, Inc. *                                             433                4,832
Amazon.com, Inc. * (a)                                              2,336               37,960
Calico Commerce, Inc. *                                               100                   29
eBay, Inc. *                                                        1,615               99,516
Freemarkets, Inc. * (a)                                               399                5,638
MCY.com, Inc. *                                                       200                    4
Network Commerce, Inc. *                                               13                    1
Priceline.com, Inc. *                                               2,269                6,331
Sciquest.com, Inc. *                                                  100                   75
Stamps.com, Inc. *                                                    246                1,090
Ticketmaster, Class B *                                               603               11,282
VerticalNet, Inc. * (a)                                               425                   68
                                                                                  ------------
                                                                                       166,826

INTERNET SERVICE PROVIDER - 0.01%

Ardent Communications, Inc. * (a)                                     100                    3
At Home Corp., Series A *                                           2,587                    5
Authoriszor, Inc. *                                                   100                    2
Cogent Communications Group, Inc. *                                     6                    8
Digitas, Inc. *                                                       288                1,310
High Speed Access Corp. *                                             200                  230
HomeStore.com, Inc. * (a)                                             647                  932
Internap Network Services Corp. *                                     669                  154
Neoforma, Inc. * (a)                                                   20                  260
PurchasePro.com, Inc. * (a)                                            62                   30
Quokka Sports, Inc. *                                                   4                    0
Register.com, Inc. *                                                  100                  762
Softnet Systems, Inc. *                                               100                  184
Starmedia Network, Inc. *                                             315                   12
TriZetto Group, Inc. *                                                163                1,394
United Online, Inc. * (a)                                              95                1,142
VIA NET. WORKS, Inc. *                                                276                  229
Webvan Group, Inc. *                                                1,330                    0
Worldgate Communications, Inc. *                                      100                  138
                                                                                  ------------
                                                                                         6,795

INTERNET SOFTWARE - 0.12%

Agile Software Corp. *                                                331                2,406
Akamai Technologies, Inc. * (a)                                       454                  590
Appliedtheory Corp. *                                                 100                    1
Ariba, Inc. * (a)                                                   1,108                3,535
Art Technology Group, Inc. *                                          293                  296
Cacheflow, Inc. *                                                     240                  132
Caldera International, Inc. * (a)                                      60                   42
Centillium Communications, Inc. *                                     220                1,918
Chordiant Software, Inc. *                                            262                  511
Clarent Corp. * (a)                                                   158                    9
Covad Communications Group, Inc. *                                    400                  472
Cybersource Corp. * (a)                                               200                  464
Digex, Inc., Class A *                                                100                   22
Digital Impact, Inc. *                                                100                  196
Digital River, Inc. *                                                 100                  919
DSL.net, Inc. *                                                       200                   72
E.piphany, Inc. *                                                     350                1,537
Egain Communications Corp. *                                          196                   51

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
INTERNET SOFTWARE - CONTINUED

Elcom International, Inc. *                                           198         $         79
Engage, Inc. * (a)                                                    300                   27
Espeed, Inc., Class A *                                               276                3,011
Exodus Communications, Inc. *                                       2,467                   12
F5 Networks, Inc. *                                                   100                  978
Firepond, Inc. *                                                      100                   34
Genuity Inc., Class A * (a)                                            98                  372
Globix Corp. *                                                        221                   13
GRIC Communications, Inc. *                                           100                  151
Imanage, Inc. *                                                       100                  360
Inktomi Corp. *                                                       534                  470
Interliant, Inc. *                                                    100                   10
Internet Security Systems, Inc. * (a)                                 279                3,661
Interwoven, Inc. *                                                    454                1,385
Intraware, Inc. * (a)                                                 100                  100
Keynote Systems, Inc. * (a)                                           100                  732
Liberate Technologies, Inc. * (a)                                     552                1,457
Liquid Audio, Inc. *                                                  100                  245
Macromedia, Inc. *                                                    323                2,865
Marimba, Inc. *                                                       100                  150
Net Perceptions, Inc. *                                               100                  111
Netcentives, Inc. *                                                   100                    0
NetObjects, Inc. *                                                    100                    2
Niku Corp. *                                                          200                   86
Northpoint Communications Holdings *                                  400                   76
Openwave Systems, Inc. *                                              948                5,318
PC-Tel, Inc. *                                                        100                  677
Persistence Software, Inc. *                                          100                   60
Portal Software, Inc. *                                               742                  557
Preview Systems, Inc. *                                               100                    4
Primus Knowledge Solutions, Inc. *                                    100                   80
PSINet, Inc. *                                                        490                    1
Quovadx, Inc. *                                                       106                  666
Rare Medium Group, Inc. *                                             100                   18
RealNetworks, Inc. * (a)                                            1,215                4,945
Retek, Inc. *                                                         224                5,443
Rhythms Net Connections, Inc. *                                       200                    0
S1 Corp. *                                                            233                1,722
Sonicblue, Inc. * (a)                                                 406                  418
Stellent, Inc. *                                                      100                  450
TIBCO Software, Inc. * (a)                                          1,355                7,534
Tumbleweed Communications Corp. *                                     100                  185
US Interactive, Inc. *                                                100                    0
USinternetworking, Inc. * (a)                                         300                    0
Velocityhsi, Inc. *                                                    20                    0
VeriSign, Inc. * (a)                                                1,410               10,138
Verity, Inc. *                                                        397                4,403
Viador, Inc. *                                                        100                   15
Viant Corp. *                                                         224                  273
Vignette Corp. * (a)                                                1,301                2,563
Vitria Technology, Inc. *                                             590                  566
Watchguard Technologies, Inc. *                                       100                  514
WebEx Communications, Inc. * (a)                                      153                2,433
WebMethods, Inc. *                                                    216                2,138
Xpedior, Inc. *                                                       100                    0
                                                                                  ------------
                                                                                        80,681

INVESTMENT COMPANIES - 0.04%

Affiliated Managers Group, Inc. *,                                    100                6,150
American Capital Strategies, Ltd. *                                   100                2,747
Atlanta/Sosnoff Capital Corp. *                                       100                1,075
Gabelli Asset Management, Inc., Class A * (a)                         100                3,650
MCG Capital Corp.                                                     375                6,266
Medallion Financial Corp. *                                           100                  528
Raymond James Financial, Inc. *                                       283                8,057
Stifel Financial Corp. *                                              100                1,250
                                                                                  ------------
                                                                                        29,723

LEASE RENTAL OBLIGATIONS - 0.02%

Rent-A-Center, Inc. *                                                 243               14,096
                                                                                  ------------

LEISURE TIME - 1.38%

Action Performance Companies, Inc. *                                  100                3,160
Ambassadors International, Inc. *                                     100                1,006
American Classic Voyages Company *                                    100                    0
American Dream Entertainment, Inc. *                                  100                    0
AOL Time Warner, Inc. *                                            24,891              366,147
Arctic Cat, Inc. *                                                    155                2,695
Bally Total Fitness Holding Corp. * (a)                               100                1,871
Blockbuster, Inc., Class A *                                          100                2,690
Brunswick Corp.                                                       523               14,644
Callaway Golf Company *                                               681               10,787
Carnival Corp., Class A *                                           3,243               89,799
Cedar Fair, LP *                                                      400                9,504
Championship Auto Racing Team, Inc. *                                 100                  985
Churchill Downs, Inc. *                                               237                9,558
Chyron Corp. *                                                        100                   42
Concord Camera Corp. *                                                100                  510
Dover Motorsports, Inc.                                               200                1,140
Gaylord Entertainment Company *                                       403                8,886
Gemstar TV Guide International, Inc. *                              2,641               14,235
Handleman Company *                                                   100                1,450
Hollywood Entertainment Corp. *                                       200                4,136
International Game Technology *                                       549               31,128
International Speedway Corp., Class A *                               388               15,559
Loews Cineplex Entertainment Corp. *                                  200                    0
Marval Enterprises, Inc. * (a)                                        200                1,096
Metro-Goldwyn-Mayer, Inc. *                                         1,368               16,006
Movie Gallery, Inc. *                                                 425                8,976
Multimedia Games, Inc. * (a)                                          207                4,515
Penn National Gaming, Inc. *                                          200                3,630
Pinnacle Entertainment, Inc. *                                        100                1,063
Polaris Industries, Inc.                                              100                6,500
Royal Caribbean Cruises, Ltd. *                                     1,136               22,152
Scientific Games Corp., Class A *                                      11                   87
SCP Pool Corp. *                                                      250                6,940
Six Flags, Inc. *                                                     454                6,560
Speedway Motorsports, Inc. * (a)                                      327                8,316
Sturm Ruger & Company, Inc. *                                          73                1,033
The Nautilus Group, Inc. * (a)                                        177                5,416
The Walt Disney Company *                                          11,526              217,842
THQ, Inc. * (a)                                                       150                4,473
USA Interactive *                                                   2,214               51,918
Vail Resorts, Inc. *                                                  100                1,710
West Marine, Inc. *                                                   109                1,391
WMS Industries, Inc. * (a)                                            100                1,225
                                                                                  ------------
                                                                                       960,781

LIFE SCIENCES - 0.11%

Acacia Research Corp. *                                               110                  781
Forest Laboratories, Inc. *                                           932               65,985
Incyte Pharmacuticals, Inc. *                                         607                4,413
Protein Design Laboratories, Inc. *                                   572                6,212
Symyx Technologies, Inc. *                                            100                1,392
                                                                                  ------------
                                                                                        78,783

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
LIQUOR - 0.05%

Adolph Coors Company, Class B *                                       254         $     15,824
Brown Forman Corp., Class B *                                         286               19,734
                                                                                  ------------
                                                                                        35,558

MANUFACTURING - 0.81%

3M Company                                                          2,182              268,386
A.T. Cross Company, Class A *                                         200                1,500
Actuant Corp., Class A *                                               20                  825
Acuity Brands, Inc. *                                                 542                9,864
Blout International, Inc. *                                           271                1,138
CoorsTek, Inc. *                                                      210                6,491
Cuno, Inc. *                                                          100                3,618
Danaher Corp. *                                                       884               58,653
Esco Technologies, Inc. *                                             100                3,500
Fedders Corp.                                                         220                  557
Hexcel Corp. *                                                        200                  870
Illinois Tool Works, Inc. *                                         1,752              119,662
Joy Global, Inc. *                                                    416                7,214
Lancaster Colony Corp. *                                              149                5,313
Mathews International Corp., Class A *                                285                6,655
Mine Safety Appliances Company                                        188                7,520
Nordson Corp. *                                                       196                4,833
Oakley, Inc. *                                                        291                5,063
Polymer Group, Inc. *                                                 209                   25
Snap-On, Inc. *                                                       408               12,114
SPX Corp. *                                                           219               25,733
TTM Technologies, Inc. *                                              772                4,045
York International Corp. *                                            286                9,664
                                                                                  ------------
                                                                                       563,243

MEDICAL-HOSPITALS - 0.39%

American Medical Systems Holdings, Inc. * (a)                         304                6,098
C.R. Bard, Inc. *                                                     249               14,089
Community Health Systems, Inc. *                                      608               16,294
Davita, Inc. *                                                        541               12,876
Deltagen, Inc. * (a)                                                  697                1,708
Five Star Quality Care, Inc. *                                         24                  134
Health Management Association, Inc., Class A *                      1,456               29,338
ICU Medical, Inc. *                                                   201                6,211
Indevus Pharmaceuticals, Inc. *                                       835                  969
Kindred Healthcare, Inc. * (a)                                        143                6,359
Novavax, Inc. *                                                       531                2,230
Per-Se Technologies, Inc. *                                           605                5,565
Possis Medical, Inc. *                                                371                4,582
Province Healthcare Company *                                         225                5,031
PSS World Medical, Inc. *                                             354                2,867
ResMed, Inc. *                                                        133                3,910
Tenet Healthcare Corp. *                                            1,760              125,928
Triad Hospitals, Inc. *                                               429               18,181
VCA Antech, Inc. *                                                    541                8,418
                                                                                  ------------
                                                                                       270,788

METAL & METAL PRODUCTS - 0.26%

Alcoa, Inc. *                                                       4,697              155,706
Amcast Industrial Corp. *                                             100                  458
Commercial Metals Company *                                           164                7,698
Metals USA, Inc. *                                                    313                    7
Quanex Corp. *                                                        100                4,370
Timken Company *                                                      516               11,522
Wolverine Tube, Inc. *                                                100                  755
                                                                                  ------------
                                                                                       180,516

MINING - 0.19%

A.M. Castle Company *                                                 100                1,248
Alliance Resource Partners, LP *                                      100                2,374
Arch Coal, Inc. *                                                     200                4,542
Brush Wellman, Inc. *                                                 100                1,240
Century Aluminum Company *                                            100                1,489
Freeport-McMoRan Copper & Gold, Inc.,
    Class B * (a)                                                     843               15,048
Gibraltor Steel Corp.                                                 100                2,219
Kaiser Aluminum Corp. *                                               481                   48
Lincoln Electric Holding, Inc. *                                      160                4,304
Massey Energy Corp. *                                                 315                4,000
National Steel Corp., Class B *                                       313                   44
Newmont Mining Corp. *                                              1,884               49,606
Peabody Energy Corp. *                                                435               12,310
Phelps Dodge Corp. *                                                  532               21,918
Rouge Industries, Inc., Class A *                                     317                  571
RTI International Metals, Inc. *                                      154                1,871
Shiloh Industries, Inc. *                                             163                  412
Stillwater Mining Company * (a)                                       156                2,540
Synalloy Corp. *                                                      161                  485
Titanium Metals Corp. * (a)                                           591                2,068
USEC, Inc. *                                                          647                5,694
Webco Industries, Inc. *                                              198                  774
Westmoreland Coal Company * (a)                                        54                  683
WHX Corp. * (a)                                                       100                   75
                                                                                  ------------
                                                                                       135,563

MOBILE HOMES - 0.01%

Coachmen Industries, Inc. *                                           100                1,450
Fleetwood Enterprises, Inc. * (a)                                     100                  870
Winnebago Industries, Inc. * (a)                                      100                4,400
                                                                                  ------------
                                                                                         6,720

NEWSPAPERS - 0.17%

Dow Jones & Company, Inc. *                                           489               23,692
E.W. Scripps Company, Class A *                                       401               30,877
Journal Register Company *                                            163                3,276
Knight-Ridder, Inc. *                                                 409               25,747
Lee Enterprises, Inc. *                                               303               10,605
Washington Post Company, Class B *                                     47               25,615
                                                                                  ------------
                                                                                       119,812

OFFICE FURNISHINGS & SUPPLIES - 0.25%

Avery Dennison Corp. *                                                579               36,332
Falcon Products, Inc. *                                               100                  610
Global Imaging Systems, Inc. *                                        397                7,539
HON Industries, Inc.                                                  412               11,215
Ikon Office Solutions, Inc. *                                       1,219               11,459
Imagistics International, Inc. *                                      100                2,147
Miller Herman, Inc. *                                                 414                8,404
Office Depot, Inc. *                                                1,924               32,323
Office Max, Inc. *                                                    475                2,798
Staples, Inc. *                                                     2,681               52,816
The Standard Register Company *                                       100                3,419
United Stationers, Inc. *                                             273                8,299
                                                                                  ------------
                                                                                       177,361

PAPER - 0.41%

Boise Cascade Corp. *                                                 406               14,019
Bowater, Inc. *                                                       287               15,604
Buckeye Technologies, Inc. *                                          100                  980
Caseys General Stores, Inc. *                                         200                2,408
Chesapeake Corp. *                                                    100                2,633
FiberMark, Inc. *                                                     100                  850
Georgia-Pacific Corp. *                                             1,308               32,151
International Paper Company *                                       2,758              120,194
Ivex Packaging Corp. *                                                100                2,277
MeadWestvaco Corp.                                                  1,104               37,050

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
PAPER - CONTINUED

P.H. Glatfelter Company *                                             100         $      1,880
Plum Creek Timber Company, Inc. *                                     964               29,595
Potlatch Corp. *                                                      100                3,402
Rock-Tenn Company, Class A *                                          161                2,954
Temple-Inland, Inc. *                                                 265               15,333
US Timberlands Company *                                            1,008                1,562
Wausau-Mosinee Paper Corp. *                                          200                2,410
                                                                                  ------------
                                                                                       285,302

PETROLEUM SERVICES - 3.92%

Atwood Oceanics, Inc. *                                               156                5,850
Baker Hughes, Inc. *                                                1,829               60,887
BJ Services Company *                                                 860               29,137
Cal Dive International, Inc. *                                        187                4,114
ChevronTexaco Corp. *                                               6,038              534,363
Cooper Cameron Corp. *                                                390               18,884
Dawson Geophysical Company *                                          176                1,302
Diamond Offshore Drilling, Inc. *                                     684               19,494
ENSCO International, Inc. *                                           819               22,326
Exxon Mobil Corp. *                                                38,568            1,578,203
GlobalSantaFe Corp. *                                               1,239               33,887
Halliburton Company *                                               2,441               38,910
Hanover Compressor Company * (a)                                      358                4,833
Input/Output, Inc. *                                                  272                2,448
Lone Star Technologies, Inc. * (a)                                    100                2,290
McDermott International, Inc. *                                       369                2,989
Nabors Industries, Ltd. *                                             928               32,758
Newfield Exploration Company *                                        307               11,411
Newpark Resources, Inc. *                                             391                2,874
Noble Corp. *                                                         794               30,648
Oceaneering International, Inc. *                                     100                2,700
Pride International, Inc. *                                           743               11,635
Pure Resources, Inc. *                                                204                4,243
Rowan Companies, Inc. *                                               425                9,116
Schlumberger, Ltd. *                                                3,250              151,125
SEACOR SMIT, Inc. *                                                   142                6,724
Smith International, Inc. *                                           288               19,639
Superior Energy Services, Inc. *                                      316                3,207
Tesoro Petroleum Corp. *                                              620                4,805
Tidewater, Inc. *                                                     366               12,049
Transocean Offshore, Inc. *                                         1,758               54,762
Universal Compression Holdings, Inc. *                                113                2,711
Varco International, Inc. *                                           392                6,876
Veritas DGC, Inc. * (a)                                               289                3,641
                                                                                  ------------
                                                                                     2,730,841

PHARMACEUTICALS - 5.17%

aaiPharma, Inc. * (a)                                                 130                2,922
Abgenix, Inc. *,                                                      433                4,243
AdvancePCS *                                                          603               14,436
Alexion Pharmaceuticals, Inc. *                                       185                2,803
Allergan, Inc. *                                                      781               52,132
Alliance Pharmaceutical Corp. * (a)                                    40                   62
Array BioPharma, Inc. *                                               466                4,492
Barr Laboratories, Inc. * (a)                                         231               14,675
Biocryst Pharmaceuticals, Inc. *                                      100                   87
Bristol-Myers Squibb Company *                                     10,926              280,798
Celgene Corp. *                                                       415                6,350
Connetics Corp. *                                                     152                1,964
Cubist Pharmaceuticals, Inc. * (a)                                    242                2,277
Eli Lilly & Company *                                               6,331              357,068
First Horizon Pharmaceutical Corp. *                                  252                5,214
Glycogenesys, Inc. * (a)                                              100                   98
Guilford Pharmaceuticals, Inc. *                                      100                  754
ICN Pharmaceuticals, Inc.                                             448               10,846
Isis Pharmaceuticals, Inc. * (a)                                      201                1,912
King Pharmaceuticals, Inc. *                                        1,330               29,593
Ligand Pharmaceuticals, Inc., Class B *                               200                2,900
Medicis Pharmaceutical Corp., Class A *                               197                8,424
Merck & Company, Inc. *                                            12,851              650,775
Nabi Biopharmaceuticals *                                             221                1,187
Noven Pharmaceuticals, Inc. *                                         100                2,550
NPS Pharmaceuticals, Inc. * (a)                                       242                3,708
OSI Pharmaceuticals, Inc. * (a)                                       150                3,603
Pfizer, Inc. *                                                     35,409            1,239,315
Pharmaceutical Product Development, Inc. *                            410               10,799
Pharmacia Corp. *                                                   7,295              273,198
Regeneron Pharmaceuticals, Inc. * (a)                                 161                2,336
Salix Pharmaceuticals, Ltd. *                                         417                6,363
Schering-Plough Corp.                                               8,224              202,310
Triangle Pharmaceuticals, Inc. * (a)                                  190                  515
Vertex Pharmaceuticals, Inc. *                                        440                7,163
ViroPharma, Inc. * (a)                                                100                  143
Watson Pharmaceuticals, Inc. *                                        549               13,873
Women First Healthcare, Inc. *                                        119                  928
Wyeth *                                                             7,415              379,648
                                                                                  ------------
                                                                                     3,602,464

PHOTOGRAPHY - 0.06%

Eastman Kodak Company                                               1,555               45,359
Metromedia International Group, Inc. *                                445                   31
Polaroid Corp. *                                                      100                    3
                                                                                  ------------
                                                                                        45,393

PLASTICS - 0.00%

Spartech Corp. *                                                      100                2,723
                                                                                  ------------

POLLUTION CONTROL - 0.03%

Republic Services, Inc., Class A *                                    807               15,390
Stericycle, Inc. * (a)                                                200                7,082
                                                                                  ------------
                                                                                        22,472

PUBLISHING - 0.54%

American Greetings Corp., Class A * (a)                               529                8,813
Gannett, Inc. *                                                     1,429              108,461
Hollinger International, Inc., Class A                                568                6,816
John H. Harland Company *                                             100                2,820
John Wiley & Son, Class A                                             461               11,055
Mail-Well Holdings, Inc. *                                            258                1,342
Mcclatchy Company, Class A *                                          238               15,291
McGraw-Hill Companies, Inc.                                         1,042               62,207
Media General, Inc., Class A                                          100                6,000
Meredith Corp.                                                        272               10,431
Playboy Enterprises, Inc., Class B *                                  100                1,275
PRIMEDIA, Inc. * (a)                                                1,120                1,366
Pulitzer, Inc.                                                         98                5,086
Readers Digest Association, Inc., Class A *                           516                9,665
Scholastic Corp. *                                                    141                5,344
The New York Times Company, Class A                                   786               40,479
Tribune Company *                                                   1,746               75,951
Value Line, Inc. *                                                    166                6,828
                                                                                  ------------
                                                                                       379,230

RAILROADS & EQUIPMENT - 0.33%

Burlington Northern Santa Fe Corp. *                                2,086               62,580
CSX Corp. *                                                         1,226               42,971
Florida East Coast Indiana, Inc. * (a)                                247                6,249
GATX Corp. (a)                                                        270                8,127
J.B. Hunt Transport Services, Inc. *                                  365               10,775
Kansas City Southern Industries, Inc. *                               660               11,220
PAM Transportation Services, Inc. *                                   100                2,402

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
RAILROADS & EQUIPMENT - CONTINUED

Union Pacific Corp. *                                               1,307         $     82,707
Wabtec Corp. *                                                        200                2,850
                                                                                  ------------
                                                                                       229,881

REAL ESTATE - 1.30%

Aaron Rents, Inc., Class A *                                          151                3,398
Acadia Realty Trust, REIT                                           1,416               11,540
Alexander's, Inc., REIT *                                             119                9,139
Alexandria Real Estate Equities, Inc., REIT                           168                8,289
AMB Property Corp., REIT                                              517               16,027
American Land Lease, Inc., REIT *                                     200                3,050
Apartment Investment & Management Company, REIT,
   Class A                                                            337               16,580
Archstone-Smith Trust, REIT *                                         844               22,535
Arden Realty, Inc., REIT                                              328                9,332
Associated Estates Realty Corp., REIT *                               200                2,120
Atlantic Realty Trust, REIT *                                       1,028                9,365
Avalon Bay Communities, Inc., REIT                                    351               16,392
Avatar Holdings, Inc. *                                               100                2,804
Banyan Strategic Realty Trust, REIT *                                 300                  144
Boston Properties, Inc., REIT                                         470               18,776
Boykin Lodging Company, REIT *                                        100                1,093
Brandywine Realty Trust, REIT *                                       341                8,832
BRE Properties, Inc., REIT                                            317                9,862
BRT Realty Trust, REIT                                                855               11,756
California Coastal Communities, Inc. *                                200                  980
Camden Property Trust, REIT                                           287               10,628
Capital Automotive, REIT                                              100                2,386
Capstead Mortage Corp., REIT                                           75                1,688
CarrAmerica Realty Corp., REIT                                        352               10,859
Catellus Development Corp., REIT *                                    408                8,331
CBL & Associates Properties, Inc., RIET                               207                8,384
Center Trust, Inc., REIT                                              200                1,412
Chateau Communities, Inc., REIT                                       100                3,060
Chelsea Property Group, Inc., REIT                                    270                9,032
Commercial Net Lease Realty, REIT *                                    91                1,456
Cornerstone Realty Income Trust, Inc., REIT *                         200                2,260
Corrections Corp. of America *                                         40                  692
Cousins Properties, Inc., REIT *                                      150                3,714
Crescent Real Estate Equities Company, REIT *                         638               11,931
Crown American Realty Trust, REIT                                     400                3,760
Developers Diversified Realty, REIT                                   221                4,973
Duke-Weeks Realty Investments, Inc., REIT *                           606               17,544
EastGroup Properties, Inc., REIT                                      100                2,560
Entertainment Properties Trust, REIT                                  100                2,465
Equity Inns, Inc., REIT                                               300                2,415
Equity Office Properties Trust, REIT *                              2,178               65,558
Equity Residential Properties Trust, REIT *                         1,307               37,576
Essex Property Trust, REIT                                             76                4,157
Federal Realty Investment Trust, REIT *                               100                2,771
Felcor Lodging Trust, Inc., REIT                                      444                8,147
First Industrial Realty Trust, Inc. *                                 100                3,285
First Union Real Estate Equity & Mortgage
   Investments                                                        600                1,362
Gables Residential Trust, REIT *                                      232                7,408
General Growth Properties, Inc., REIT *                               267               13,617
Getty Realty Corp., REIT *                                            100                2,025
Golf Trust America, Inc. *                                          1,197                3,747
Health Care Property Investors, Inc., REIT                            246               10,553
Health Care REIT, Inc. *                                              262                7,847
Highwoods Properties, Inc. *                                          273                7,098
Hospitality Properties Trust, SBI *                                   282               10,293
Host Marriott Corp., REIT *                                         2,134               24,114
HRPT Properties Trust, REIT *                                         400                3,540
Innkeepers USA Trust, REIT                                            200                1,916
Insignia Financial Group, Inc. *                                      100                  972
IRT Property Company *                                                200                2,548
JDN Realty Corp. *                                                    200                2,500
Kilroy Realty Corp., REIT                                             100                2,675
Kimco Realty Corp. *                                                  519               17,381
Koger Equity, Inc. *                                                  100                1,930
Konover Property Trust, Inc., REIT *                                  200                  406
Kramont Realty Trust, REIT *                                          400                6,396
LaSalle Hotel Properties, REIT *                                      100                1,575
Lexington Corporate Property Trust, REIT                              200                3,300
Liberty Property Trust, REIT *                                        392               13,720
LNR Property Corp. *                                                  100                3,450
LTC Properties, Inc.                                                  200                1,700
Mack-California Realty Corp., REIT *                                  283                9,947
MeriStar Hospitality Corp., REIT *                                    614                9,364
Mid-Atlantic Realty Trust, SBI *                                      200                3,520
National Health Investments, Inc., REIT                               100                1,600
Nationwide Health Properties, Inc., REIT *                            200                3,750
New Plan Excel Realty Trust, Inc. *                                   564               11,748
Newhall Land & Farming Company, ADR *                                 100                3,200
Pan Pacific Retail Properties, Inc., REIT                             124                4,238
Pinnacle Holdings, Inc., REIT *                                       160                    2
Post Properties, Inc., REIT *                                         100                3,016
Prentiss Properties Trust, REIT                                       100                3,175
Price Legacy Corp., REIT *                                            253                  974
Prime Group Realty Trust, REIT *                                      100                  651
Prologis Trust, REIT *                                              1,065               27,690
PS Business Parks, Inc., REIT *                                       154                5,382
Public Storage, Inc., REIT *                                          684               25,376
Pulte Homes, Inc. *                                                   394               22,647
RAIT Investment Trust, REIT                                           507               12,031
Ramco Gershenson Properties Trust, REIT *                             200                4,030
Reckson Associates Realty Corp., REIT *                               396                9,860
Redwood Trust, Inc.                                                   100                3,150
Regency Centers Corp., REIT                                           311                9,221
Rouse Company, REIT                                                   449               14,817
Saul Centers, Inc. *                                                  100                2,590
Senior Housing Properties Trust, SBI                                  200                3,140
Shurgard Storage Centers, Inc., Class A                               174                6,038
Simon Property Group, Inc., REIT                                      796               29,325
SL Green Realty Corp., REIT *                                         100                3,565
Sovran Self Storage, Inc. *                                           100                3,417
Stratus Properties, Inc. *                                            100                  941
Sun Communities, Inc., REIT                                           100                4,175
Tanger Factory Outlet Centers, Inc. (a)                               100                2,950
Taubman Centers, Inc., REIT *                                         200                3,050
The Macerich Company, REIT *                                          269                8,339
The Mills Corp., REIT                                                 100                3,100
The St. Joe Company *                                                 452               13,569
Trammell Crow Company *                                               184                2,659
Transcontinental Realty Investors, Inc., REIT * (a)                   100                1,982
United Dominion Realty Trust, Inc., REIT                              679               10,694
Ventas, Inc., REIT                                                    300                3,825
Vornado Operating Company *                                           149                  127
Vornado Realty Trust, REIT *                                          506               23,377
Washington REIT,  REIT                                                100                2,890
Weingarten Realty Investors, REIT                                     276                9,770
Wellsford Real Properties, Inc. *                                     408                8,446
Winston Hotels, Inc., REIT *                                          200                1,952
                                                                                  ------------
                                                                                       904,441

RETAIL GROCERY - 0.63%

7 Eleven, Inc. *                                                      439                3,534

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
RETAIL GROCERY - CONTINUED

Albertsons, Inc. *                                                  2,341         $     71,307
Fresh Brands, Inc. *                                                  113                1,911
Ingles Markets, Inc. *                                                630                7,988
Nash-Finch Company *                                                  100                3,196
Pathmark Stores, Inc. *                                               213                4,007
Ruddick Corp. *                                                       519                8,802
Safeway, Inc. *                                                     2,865               83,629
Smart & Final, Inc. *                                                 100                  780
SUPERVALU, Inc.                                                       742               18,201
Sysco Corp. *                                                       3,729              101,503
The Great Atlantic & Pacific Tea Company, Inc. *                      369                6,897
The Kroger Company *                                                4,373               87,023
United Natural Foods, Inc. *                                          100                1,950
Weis Markets, Inc. *                                                  100                3,675
Whole Foods Market, Inc. *                                            353               17,022
Willamette Valley Vineyard, Inc. *                                    498                  697
Winn-Dixie Stores, Inc. (a)                                         1,085               16,915
                                                                                  ------------
                                                                                       439,037

RETAIL TRADE - 5.76%

99 Cents Only Stores *                                                470               12,055
Abercrombie & Fitch Company, Class A *                                534               12,880
American Eagle Outfitters, Inc. *                                     336                7,103
Ames Department Stores, Inc. *                                        100                   11
Ann Taylor Stores Corp. *                                             403               10,232
Barnes & Noble, Inc. * (a)                                            495               13,083
Barnesandnoble.com, Inc., Class A * (a)                               249                  234
Bebe Stores, Inc. * (a)                                               100                2,029
Bed Bath & Beyond, Inc. *                                           1,631               61,554
Best Buy Company, Inc. *                                            1,668               60,548
Big Lots, Inc. *                                                      967               19,031
BJ's Wholesale Club, Inc. *                                           351               13,513
Borders Group, Inc. *                                                 531                9,770
Buckle, Inc. *                                                        100                2,465
Burlington Coat Factory Warehouse Corp. *                             185                3,931
Cato Corp., Class A                                                   100                2,230
CDW Computer Centers, Inc. *                                          530               24,809
Charlotte Russe Holding, Inc. *                                       100                2,233
Charming Shoppes, Inc. *                                              388                3,352
Chico's FAS, Inc. * (a)                                               225                8,172
Childrens Place Retail Stores, Inc. * (a)                             100                2,650
Christopher & Banks Corp. *                                            96                4,061
Circuit City Stores-Circuit City Group *                            1,147               21,506
Claire's Stores, Inc.                                                 167                3,824
Cost Plus, Inc. * (a)                                                 100                3,046
Costco Wholesale Corp. *                                            2,639              101,918
CVS Corp. *                                                         2,272               69,523
Daisytek International Corp. * (a)                                    100                1,696
Dillard's, Inc., Class A *                                            443               11,646
Dollar General Corp. *                                              2,000               38,060
Dollar Tree Stores, Inc. *                                            740               29,163
Electronics Boutique Holdings Corp. * (a)                             100                2,930
eToys, Inc. * (a)                                                     300                    2
Family Dollar Stores, Inc.                                            861               30,350
Fastenal Company (a)                                                  384               14,788
Federated Department Stores, Inc. *                                 1,092               43,352
Foot Locker, Inc. *                                                   960               13,872
Footstar, Inc. *                                                      100                2,447
Fossil, Inc. *                                                        208                4,276
Fred's, Inc., Class A                                                 187                6,878
GameStop Corp. *                                                      362                7,598
Genesco, Inc. * (a)                                                   100                2,435
Gerald Stevens, Inc. *                                                 40                    0
Group 1 Automotive, Inc. *                                            100                3,815
Guitar Center, Inc. *                                                 100                1,855
Hanover Direct, Inc. *                                                700                  168
Haverty Furniture Companies, Inc. *                                   100                1,975
Heilig-Meyers Company *                                               300                    1
Hot Topic, Inc. * (a)                                                 250                6,677
J. C. Penney, Inc. *                                                1,389               30,586
Kmart Corp. * (a)                                                   2,390                2,462
Kohl's Corp. *                                                      1,883              131,961
Linens'n Things, Inc. *                                               145                4,757
Longs Drug Stores Corp. *                                             134                3,791
Lowe's Companies, Inc. *                                            4,275              194,085
May Department Stores, Inc.                                         1,627               53,577
Michael's Stores, Inc. *                                              470               18,330
MSC Industrial Direct Company, Inc., Class A *                        165                3,218
Nordstrom, Inc. *                                                     864               19,570
Pantry, Inc. *                                                        100                  337
Payless ShoeSource, Inc. *                                            100                5,765
PC Connection, Inc. *                                                 418                1,714
Pep Boys-Manny, Moe & Jack *                                          200                3,370
Petrie Stores Liquidating Trust, SBI *                                800                  696
Petsmart, Inc. *                                                      509                8,164
Pier 1 Imports, Inc.                                                  437                9,177
RadioShack Corp. *                                                    979               29,429
Rite Aid Corp. * (a)                                                2,536                5,960
Ross Stores, Inc.                                                     486               19,804
Saks, Inc. *                                                          834               10,709
School Specialty, Inc. *                                              100                2,656
Sears Roebuck & Company *                                           1,832               99,478
Shop At Home, Inc. * (a)                                              100                  200
Shopko Stores, Inc. *                                                 100                2,020
Spiegel, Inc., Class A *                                              838                  612
Stein Mart, Inc. *                                                    200                2,374
Systemax, Inc. *                                                      201                  482
Talbots, Inc.                                                         473               16,555
Target Corp.                                                        5,091              193,967
The Dress Barn, Inc. *                                                200                3,094
The Gap, Inc. *                                                     4,953               70,333
The Home Depot, Inc. *                                             13,141              482,669
The Limited, Inc. *                                                 3,742               79,705
The Mens Wearhouse, Inc. *                                            161                4,106
The Neiman Marcus Group, Inc., Class A *                              199                6,905
The TJX Companies, Inc.                                             3,280               64,321
The Wet Seal, Inc., Class A *                                         225                5,468
The Yankee Candle, Inc. *                                             531               14,385
Tiffany & Company *                                                   828               29,146
Too, Inc. *                                                           100                3,080
Toys R Us, Inc. *                                                   1,043               18,221
Transport World Entertainment Corp. * (a)                             200                1,166
Tuesday Morning Corp. *                                               160                2,970
Tweeter Home Entertainment Group, Inc. *                              100                1,634
Urban Outfitters, Inc. *                                              100                3,472
Value City Department Stores, Inc. *                                  100                  280
Valuevision International, Inc., Class A *                            347                6,298
Wal-Mart Stores, Inc.                                              25,077            1,379,486
Walgreen Company *                                                  5,715              220,770
Whitehall Jewellers, Inc. *                                            74                1,536
Wild Oats Markets, Inc. * (a)                                         100                1,610
Williams-Sonoma, Inc. *                                               686               21,033
Wilsons Leather Experts, Inc. * (a)                                    98                1,372

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
RETAIL TRADE - CONTINUED

Zale Corp. *                                                          260         $      9,425
                                                                                  ------------
                                                                                     4,008,038

SANITARY SERVICES - 0.20%

Allied Waste Industries, Inc. *                                     1,249               11,990
Ecolab, Inc. *                                                        719         $     33,239
IMCO Recycling, Inc. * (a)                                            100                  985
Ionics, Inc. *                                                        100                2,425
Waste Connections, Inc. * (a)                                         100                3,124
Waste Management, Inc. *                                            3,453               89,951
                                                                                  ------------
                                                                                       141,714

SEMICONDUCTORS - 1.80%

Actel Corp. *,                                                        100                2,102
Advanced Energy Industries, Inc. *                                    135                2,994
Advanced Micro Devices, Inc. *                                      2,077               20,188
Agere Systems, Inc., Class A *                                      4,673                6,542
Agere Systems, Inc., Class B *                                      5,343                8,014
Alliance Semiconductor Corp. *                                        161                1,143
Altera Corp. *                                                      2,296               31,226
American Superconductor Corp. * (a)                                   100                  546
Amkor Technology, Inc. * (a)                                          932                5,797
Applied Materials, Inc. *                                           9,138              173,805
Applied Micro Circuits Corp. *                                      1,707                8,074
Asyst Technologies, Inc. * (a)                                        100                2,035
Atmel Corp. *                                                       2,504               15,675
ATMI, Inc. *                                                          100                2,237
Axcelis Technologies, Inc. *                                          864                9,763
AXT, Inc. * (a),                                                      100                  798
Broadcom Corp., Class A *                                           1,595               27,976
Caliper Technologies Corp. * (a)                                      100                  835
ChipPac, Inc., Class A *                                              511                3,158
Cirrus Logic, Inc. *                                                  385                2,837
Conexant Systems, Inc. *                                            1,530                2,479
Credence Systems Corp. *                                              541                9,614
Cree, Inc. * (a)                                                      375                4,961
Cymer, Inc. * (a)                                                     214                7,499
Cypress Semiconductor Corp. *                                         781               11,856
Electroglas, Inc. * (a)                                               100                1,000
Emcore Corp. * (a)                                                    133                  798
Emulex Corp. *                                                        515               11,593
ESS Technology, Inc. * (a)                                            184                3,227
Exar Corp. *                                                          200                3,944
Fairchild Semiconductor Corp., Class A *                              532               12,928
Genesis Microchip, Inc. * (a)                                         115                  959
Genus, Inc. * (a)                                                     150                  290
GlobespanVirata, Inc. *                                             1,117                4,323
Integrated Device Technology, Inc. *                                  695               12,607
Integrated Silicon Solution, Inc. *                                   100                  892
Intergrated Electrical Services, Inc. *                               200                1,250
International Rectifier Corp. *                                       275                8,016
Intersil Corp., Class A *                                             728               15,565
JNI Corp. * (a)                                                       100                  350
KLA-Tencor Corp. *                                                  1,059               46,585
Kopin Corp. *                                                         255                1,683
Kulicke & Soffa Industries, Inc. * (a)                                200                2,478
Lam Research Corp. *                                                  845               15,193
Lattice Semiconductor Corp. *                                         671                5,865
Linear Technology Corp.                                             1,801               56,605
LSI Logic Corp. *                                                   2,296               20,090
LTX Corp. *                                                           199                2,842
Mattson Technology, Inc. * (a)                                        100                  462
Maxim Integrated Products, Inc. *                                   1,844               70,681
MEMC Electronic Materials, Inc. *                                     323                1,583
Micrel, Inc. *                                                        575                8,268
Microchip Technology, Inc. *                                        1,222               33,519
Micron Technology, Inc. *                                           3,471               70,184
Microsemi Corp. *                                                     184                1,214
MIPS Technologies, Inc., Class A * (a)                                170                1,049
MKS Instruments, Inc. *                                               163                3,271
Monolithic System Technology, Inc. *                                  344                3,829
Multilink Technology Corp. *                                          405                  203
Mykrolis Corp. *                                                      144                1,701
National Semiconductor Corp. *                                        968               28,237
Novellus Systems, Inc. *                                              875               29,750
NVIDIA Corp. *                                                        790               13,572
Oak Technology, Inc. *                                                200                  906
ON Semiconductor Corp. *                                            1,978                4,075
Pericom Semiconductor Corp. *                                         417                4,833
Phoenix Technology, Ltd. *                                            100                1,000
Photronics, Inc. *                                                    100                1,894
Pioneer Standard Electronics, Inc. * (a)                              161                1,673
PLX Technology, Inc. *                                                100                  425
Power Integrations, Inc. *                                            100                1,790
QLogic Corp. *                                                        502               19,126
Quicklogic Corp. *                                                    100                  363
Rambus, Inc. * (a)                                                    400                1,636
Rudolph Technologies, Inc. *                                          147                3,665
Semtech Corp. *                                                       494               13,190
Silicon Image, Inc. *                                                 272                1,665
Silicon Laboratories, Inc. * (a)                                      210                5,683
Siliconix, Inc. *                                                     135                3,739
Sipex Corp. *                                                         100                  489
Skyworks Solutions, Inc. * (a)                                        734                4,074
Teradyne, Inc. *                                                    1,002               23,547
Texas Instruments, Inc. *                                           9,719              230,340
Therma-Wave, Inc. *                                                   100                1,139
Three-Five Systems, Inc. * (a)                                        301                3,431
TranSwitch Corp. *                                                    510                  326
Triquint Semiconductor, Inc. *                                        644                4,128
Ultratech Stepper, Inc. *                                             100                1,619
Varian Semiconductor Equipment, Inc. *                                138                4,682
Veeco Instruments, Inc. *                                             100                2,311
Vitesse Semiconductor Corp. *                                       1,320                4,105
Xicor, Inc. * (a)                                                     100                  404
Xilinx, Inc. *                                                      1,977               44,344
Zoran Corp. * (a)                                                      96                2,199
                                                                                  ------------
                                                                                     1,251,561

SHIPBUILDING - 0.01%

Maritrans, Inc. *                                                     200                2,690
Todd Shipyards Corp. *                                                100                1,255
                                                                                  ------------
                                                                                         3,945

SOFTWARE - 3.96%

@Road, Inc. * (a)                                                     924                5,701
Acclaim Entertainment, Inc. *                                       1,609                5,680
Accrue Software, Inc. *                                               100                   16
Activision, Inc. *                                                    345               10,026
Actuate Corp. *                                                       200                  900
Adobe Systems, Inc. *                                               1,377               39,244
Advent Software, Inc. *                                               131                3,367
Allscripts Heathcare Solution, Inc. * (a)                             100                  374

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
SOFTWARE - CONTINUED

America Online Latin America, Inc.,
   Class A * (a)                                                      733         $        469
ANSYS, Inc. *                                                         100                2,010
Applied Digital Solutions, Inc. *                                     200                  130
Artisoft, Inc. * (a)                                                  100                  150
Ascential Software Corp. *                                          1,538                4,291
Aspen Technology, Inc. * (a)                                          100                  834
Autodesk, Inc.                                                        816               10,812
Avocent Corp. *                                                       209                3,327
Aware, Inc. *                                                         100                  380
BARRA, Inc. *                                                         136                5,056
BE, Inc. * (a)                                                        100                   12
BEA Systems, Inc. *                                                 2,206               20,979
Bindview Development Corp. *                                          200                  204
Blue Martini Software, Inc. *                                         547                  481
BMC Software, Inc. *                                                1,503               24,950
Borland Software Corp. *                                              366                3,770
Brio Technology, Inc. * (a)                                           100                   98
BroadVision, Inc. * (a)                                             1,213                  376
Bsquare Corp. *                                                       100                  226
Cadence Design Systems, Inc. *                                      1,652               26,630
Caminus Corp. *                                                       100                  583
Captaris, Inc. *                                                      100                  295
Carreker Corp. * (a)                                                  100                1,150
Cerner Corp. *                                                        294               14,062
Checkfree Corp. * (a)                                                 491                7,679
CIBER, Inc. *                                                         200                1,450
Citrix Systems, Inc. *                                              1,122                6,777
Click Commerce, Inc. *                                                457                  512
Cognizant Technology Solutions Corp., Class A *                       174                9,352
Commerce One, Inc. * (a)                                            2,912                1,107
Computer Associates International, Inc. *                           3,172               50,403
Compuware Corp. *                                                   2,025               12,292
Concord Communications, Inc. *                                        345                5,686
Covansys Corp. *                                                      100                  562
Daleen Technologies, Inc. * (a)                                       100                   15
Datatec Systems, Inc. *                                               100                   89
Dendrite International, Inc. *                                        100                  967
Digital Courier Technologies, Inc. *                                  100                    2
Digital Generation Systems, Inc. *                                    410                  455
Documentum, Inc. *                                                    200                2,400
Earthlink, Inc. *                                                     872                5,860
EasyLink Services Corp., Class A * (a)                                 10                   13
Electronic Arts, Inc. *                                               775               51,189
Embarcadero Tech, Inc. * (a)                                          327                2,021
Entegris, Inc. *                                                      715               10,439
Epicor Software Corp. *                                               200                  312
Epresence, Inc. *                                                     154                  578
Exchange Applications, Inc. *                                           3                    1
Exult, Inc. * (a)                                                     481                3,127
Fair Issac & Company, Inc. (a)                                        289                9,499
FairMarket, Inc. *                                                    100                  137
Fidelity National Infomation Solutions, Inc. * (a)                    345                8,280
Gadzoox Networks, Inc. *                                              100                   15
Geoworks Corp. *                                                      100                   14
Hartcourt Companies, Inc. *                                           200                   17
HNC Software, Inc. *                                                  360                6,012
HPL Technologies, Inc. * (a)                                          443                6,672
Hyperion Solutions Corp. *                                            370                6,748
Igate Capital Corp. *                                                 239                1,104
Imation Corp. *                                                       317                9,434
Industries International, Inc. *                                      191                  456
Infogrames, Inc. *                                                    357                  975
Informatica Corp. *                                                   372                2,637
InfoUSA, Inc. *                                                       317                1,734
Internet Pictures Corp. *                                              10                   20
Intertrust Technologies Corp. *                                       434                1,306
Interworld Corp. *                                                      2                    0
Intrusion.com, Inc. *                                                 100                   95
Intuit, Inc. *                                                      1,220               60,658
JDA Software Group, Inc. *                                            100                2,826
Kana Software, Inc. * (a)                                              51                  204
Keane, Inc. *                                                         337                4,179
Lightspan, Inc. *                                                     272                  473
Luminant Worlwide Corp. * (a)                                         100                    0
Macrovision Corp. *                                                   290                3,802
Magma Design Automation, Inc. *                                       349                5,863
Manhattan Associates, Inc. * (a)                                      100                3,216
Manugistics Group, Inc. * (a)                                         291                1,778
Matrixone, Inc. *                                                     197                1,184
McDaTa Corp., Class A *                                               743                6,546
MCSI, Inc. * (a)                                                       27                  303
Mercator Software, Inc. *                                             100                  152
Mercury Interactive Corp. *                                           472               10,837
Metasolv, Inc. *                                                      100                  393
Micromuse, Inc. *                                                     317                1,471
Microsoft Corp. *                                                  30,445            1,665,341
MicroStrategy, Inc., Class A * (a)                                    100                   50
Midway Games, Inc. * (a)                                              100                  850
MRO Software, Inc. *                                                  100                1,138
MSC Software Corp. *                                                  100                  895
Netegrity, Inc. *                                                     150                  924
NetIQ Corp. *                                                         435                9,844
NetManage, Inc. * (a)                                                 200                  112
Netscout Systems, Inc. *                                              100                  682
Networks Associates, Inc. *                                           858               16,534
Netzee, Inc. *                                                         12                    3
NexPrise, Inc. *                                                        6                   30
NIC, Inc. *                                                           292                  432
NMS Communications Corp. * (a)                                        280                  680
Novell, Inc. *                                                      1,834                5,887
Numerical Technologies, Inc. *                                        210                  839
NYFIX, Inc. * (a)                                                     100                  850
On2 Common, Inc. *                                                    100                   23
Onyx Software Corp. *                                                 173                  585
Oracle Corp. *                                                     30,836              292,017
Parametric Technology Corp. *                                       1,700                5,831
PDF Solutions, Inc. * (a)                                             426                3,114
PeopleSoft, Inc. *                                                  1,676               24,939
Peregrine Systems, Inc. *                                           1,130                  339
Pfsweb, Inc. *                                                        181                   91
Pixar, Inc. *                                                         259               11,422
Pomeroy Computer Resources, Inc. *                                    100                1,458
Progress Software Corp. *                                             436                6,435
Puma Technology, Inc. *                                               184                  103
Rational Software Corp. *                                           1,172                9,622
Red Hat, Inc. *                                                     1,585                9,304
Roxio, Inc. *                                                          61                  439
Rstar Corp. *                                                         200                   92
Saba Software, Inc. * (a)                                             397                1,012
Sagent Technology, Inc. *                                             100                   67
Sanchez Computer Associates, Inc. *                                   100                  446
Secure Computing Corp. *                                              100                  755
Seebeyond Technology Corp. *                                          312                  967

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
SOFTWARE - CONTINUED

Selectica, Inc. *                                                     166         $        659
Serena Software, Inc. * (a)                                           168                2,301
Siebel Systems, Inc. *                                              2,636               37,484
Silverstream Software, Inc. *                                         100                  894
Speechworks International, Inc. *                                     266                  979
SPSS, Inc. *                                                           13                  202
Starbase Corp. *                                                      249                   52
Storagenetworks, Inc. *                                               124                  244
Symantec Corp. * (a)                                                  942               30,945
Synavant, Inc. *                                                       84                  118
Synopsys, Inc. *                                                      466               25,541
Take-Two Interactive Software, Inc. * (a)                             100                2,059
Tarantella, Inc. *                                                    222                   95
The 3DO Company * (a)                                                 231                  134
TR Systems, Inc. *                                                    100                  116
Transaction Systems Architects, Inc., Class A *                       100                1,176
Tyler Technologies, Inc. *                                            200                1,064
Ulticom, Inc. *                                                       326                2,210
VERITAS Software Corp. *                                            2,285               45,220
Vertex Industries, Inc. *                                             158                   13
Vialink Company *                                                     123                   15
Video Network Communications, Inc. *                                   35                  102
Viewpoint Corp. *                                                     184                  887
Virage, Inc. *                                                        119                   95
WebMD Corp. *                                                       1,690                9,515
Wire One Technologies, Inc. * (a)                                     166                  332
Worldport Communications, Inc. *                                      212                   83
Worldwide Xceed Group, Inc. *                                          10                    0
Xanser Corp. *                                                        200                  364
                                                                                  ------------
                                                                                     2,755,962

STEEL - 0.13%

Alaska Steel Holding Corp. *                                          814               10,427
Allegheny Technologies, Inc. *                                        504                7,963
Bethleham Steel Corp. *                                               612                  129
Carpenter Technology Corp. *                                          100                2,881
Intermet Corp. *                                                      100                1,074
LTV Corp. *                                                           400                    3
NS Group, Inc. *                                                      100                  955
Nucor Corp.                                                           481               31,284
Reliance Steel & Aluminum Company *                                   100                3,050
Ryerson Tull, Inc. *                                                  100                1,163
Steel Dynamics, Inc. *                                                193                3,179
Texas Industries, Inc. *                                              100                3,149
United States Steel Corp.                                             566               11,258
Worthington Industries, Inc. *                                        679               12,290
                                                                                  ------------
                                                                                        88,805

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.08%

ADC Telecommunications, Inc. *                                      4,286                9,815
Adelphia Business Solutions, Inc. * (a)                               656                    7
ADTRAN, Inc. *                                                        167                3,173
Advanced Fibre Communications, Inc. *                                 514                8,502
Airnet Commerce Corp. *                                               166                  131
Alaska Communications Systems, Inc. *                                 169                  803
Allegiance Telecom, Inc. * (a)                                        469                  858
American Tower Corp., Class A *                                     1,094                3,774
Andrew Corp. *                                                        493                7,065
Arch Wireless, Inc. *                                                 200                    0
Arris Group, Inc. *                                                   637                2,802
Aspect Communications, Inc. * (a)                                     192                  614
AT&T Corp. *,                                                      19,913              213,069
AT&T Latin America Corp. *                                            241                  130
Avaya, Inc. *                                                       2,615               12,944
Brightpoint, Inc. *                                                    39                   99
Carrier Access Corp. *                                                100                  111
CellStar Corp. * (a)                                                   40                  130
Choice One Communications, Inc. * (a)                                 161                  143
CIENA Corp. *                                                       2,229                9,340
Com21, Inc. * (a)                                                     100                   45
Commonwealth Telephone Enterprises, Inc. *                            100                4,024
Commscope, Inc. *                                                     387                4,838
Comverse Technology, Inc. *                                           874                8,093
Convergent Communications, Inc. *                                     100                    0
Copper Mountain Networks, Inc. *                                      216                  181
Corning, Inc. *                                                     5,941               21,091
Corvis Corp. *                                                      1,625                1,056
Cosine Communications, Inc. *                                         944                  406
Crown Castle International Corp. *                                  1,579                6,205
CT Communications, Inc. *                                             100                1,620
CTC Communications Group, Inc. * (a)                                  100                  175
Digital Lightwave, Inc. * (a)                                         130                  304
Ditech Communications Corp. * (a)                                     100                  284
Eglobe, Inc. *                                                         63                    1
Fibernet Telecom Group, Inc. *                                        228                   23
Finisar Corp. * (a)                                                   971                2,301
General Communication, Inc. *                                         272                1,814
Global Telesystems Group, Inc. *                                      500                    1
Harmonic, Inc. *                                                      248                  907
Harris Corp. *                                                        482               17,468
Ibasis, Inc. * (a)                                                    178                   66
ICG Communications, Inc. *                                            100                    1
IDT Corp. *                                                           100                1,692
Inet Technologies, Inc. *                                             227                1,532
Infonet Services Corp., Class B *                                   1,616                4,008
Inrange Technologies Corp. Class B *                                  351                1,667
InterDigital Communication Corp. *                                    454                4,109
Intrado, Inc. *                                                       335                6,486
ITC DeltaCom, Inc. * (a)                                              200                   12
JDS Uniphase Corp. *                                                8,406               22,444
Latitude Communications, Inc. *                                       100                  132
Level 3 Communications, Inc. * (a)                                  2,792                8,236
Liberty Satellite & Technology, Inc., Class A *                        29                   65
Loral Space & Communications, Ltd. * (a)                            2,419                2,395
Lucent Technologies, Inc. * (a)                                    20,196               33,525
Mastec, Inc. *                                                        150                1,104
MCK Communications, Inc. *                                            100                  106
Metawave Communications Corp. *                                       484                  102
Metricom, Inc. *                                                      100                    1
Metrocall, Inc. *                                                     100                    1
Metromedia Fiber Network, Inc., Class A *                           2,366                   24
Motorola, Inc. *                                                   12,525              180,610
MRV Communications, Inc. *                                            660                1,010
Net2000 Communication, Inc. *                                         100                    0
Net2Phone, Inc. * (a)                                                 100                  427
Network Equipment Technologies, Inc. *                                194                  834
Network Plus Corp. *                                                  300                    0
New Focus, Inc. *                                                     338                1,004
Newport Corp. *                                                       154                2,412
Next Level Communications, Inc., Class A * (a)                        361                  365
Nx Networks, Inc. *                                                   100                    0
P-Com, Inc. *                                                          40                   14
Pac-West Telecomm, Inc. * (a)                                         182                   80
PanAmSat Corp. *                                                      819               18,509

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - CONTINUED

Paradyne Corp. *                                                      100         $        396
Plantronics, Inc. *                                                   293                5,570
Powerwave Technologies, Inc. *                                        300                2,748
Price Communications Corp. *                                          200                3,200
Proxim Corp., Class A *                                             1,125                3,374
PTEK Holdings, Inc. *                                                 200                1,156
QUALCOMM, Inc. *                                                    4,289              117,905
RCN Corp. * (a)                                                       401                  549
REMEC, Inc. *                                                         150                  842
RF Micro Devices, Inc. *                                              965                7,353
Savvis Communications Corp. *                                         300                  159
SBA Communications Corp. * (a)                                        231                  326
Scientific-Atlanta, Inc. *                                            858               14,114
Sonus Networks, Inc. * (a)                                          1,192                2,408
Star Telecommunications, Inc. * (a)                                   200                    0
Startec Global Communications Corp. *                                 100                    1
Sunrise Telecom, Inc. *                                               411                  888
Superior Telecom, Inc. * (a)                                          100                   45
SureWest Communications *                                             129                6,854
Symmetricom, Inc. *                                                   150                  548
Tekelec *                                                             264                2,120
Telaxis Communications Corp. *                                        100                   65
Teligent, Inc., Class A * (a)                                         100                    0
Tellabs, Inc. *                                                     2,178               13,504
Terayon Communication Systems, Inc. * (a)                             306                  407
Time Warner Telecom, Inc., Class A * (a)                              181                  304
TippingPoint Technologies, Inc. *                                      14                  169
Tollgrade Communications, Inc. * (a)                                  226                3,315
Touch America Holdings, Inc. *                                        543                1,493
Triton PCS Holdings, Inc., Class A * (a)                              248                  967
Tut Systems, Inc. * (a)                                               153                  219
UTStarcom, Inc. *                                                     200                4,034
Verizon Communications, Inc. *                                     15,300              614,295
Vertel Corp. *                                                        100                   12
Waverider Communications, Inc. *                                      200                   25
Weblink Wireless, Inc. * (a)                                          100                    1
Westell Technologies, Inc., Class A * (a)                             100                  155
Williams Communications Group, Inc. * (a)                           2,174                   46
Winstar Communications, Inc. *                                        501                    1
                                                                                  ------------
                                                                                     1,446,888

TELEPHONE - 1.68%

Alltel Corp. *                                                      1,680               78,960
BellSouth Corp.                                                    10,563              332,735
Broadwing, Inc. * (a)                                               1,296                3,370
Centennial Communications Corp., Class A * (a)                        403                  983
CenturyTel, Inc.                                                      882               26,019
Citizens Communications Company *                                   1,825               15,257
Corecomm, Ltd. *                                                       61                    2
D&E Communications, Inc. *                                             95                  999
Dobson Communications Corp., Class A *                                177                  152
e.spire Communications, Inc. *                                        200                    2
Focal Communications Corp. * (a)                                        7                   16
Hickory Tech Corp. *                                                  100                1,500
Mpower Holding Corp. *                                                255                    6
North Pittsburgh Systems, Inc. *                                      100                1,609
NTL, Inc. * (a)                                                     1,229                   39
Qwest Communications International, Inc. *                          9,158               25,642
SBC Communications, Inc.                                           18,906              576,633
Sprint Corp. (FON Group) *                                          5,074               53,835
Talk America Holdings, Inc. * (a)                                     200                  826
Telephone & Data Systems, Inc.                                        328               19,860
U.S. Cellular Corp. *                                                 516               13,132
Viatel, Inc. * (a)                                                    100                    3
Warwick Valley Telephone Company *                                     25                1,519
WorldCom, Inc.-MCI Group * (a)                                        536                  901
WorldCom, Inc.-WorldCom Group *                                    16,679               13,844
XO Communications, Inc., Class A * (a)                              1,191                   24
Z Telephone Technologies, Inc. * (a)                                  100                   83
                                                                                  ------------
                                                                                     1,167,951

TIRES & RUBBER - 0.07%

Bandag, Inc. *                                                        100                2,832
Carlisle Companies, Inc. *                                            286               12,864
Cooper Tire & Rubber Company *                                        563               11,570
Goodyear Tire &  Rubber Company *                                   1,065               19,926
Myers Indiana, Inc.                                                   121                2,074
                                                                                  ------------
                                                                                        49,266

TOBACCO - 0.87%

Dimon, Inc. *                                                         729                5,045
Philip Morris Companies, Inc. *                                    12,116              529,227
R.J. Reynolds Tobacco Holdings, Inc.                                  582               31,282
Universal Corp. *                                                     100                3,670
Vector Group, Ltd. * (a)                                              110                1,936
UST, Inc.                                                             926               31,484
                                                                                  ------------
                                                                                       602,644

TOYS, AMUSEMENTS & SPORTING GOODS - 0.21%

Hasbro, Inc. *                                                        974               13,208
Jakks Pacific, Inc. * (a)                                             100                1,771
Mattel, Inc. *                                                      2,316               48,821
NIKE, Inc., Class B *                                               1,462               78,436
Russ Berrie & Company, Inc.                                           100                3,540
                                                                                  ------------
                                                                                       145,776

TRANSPORTATION - 0.26%

Alexander & Baldwin, Inc. *                                           313                7,991
C. H. Robinson Worldwide, Inc. *                                      409               13,714
General Maritime Corp. *                                              545                5,232
Harley-Davidson, Inc.                                               1,721               88,236
Heartland Express, Inc. *                                             197                4,714
Norfolk Southern Corp. *                                            2,134               49,893
Offshore Logistics, Inc. *                                            100                2,389
Overseas Shipholding Group, Inc. *                                    279                5,881
RailAmerica, Inc. * (a)                                               100                1,082
                                                                                  ------------
                                                                                       179,132

TRAVEL SERVICES - 0.07%

Ambassadors Group, Inc. *                                             100                1,436
Expedia, Inc., Class A * (a)                                          243               14,407
Hotels.com, Class A * (a)                                             100                4,223
Pegasus Systems, Inc. *                                               100                1,750
Sabre Holdings, Inc. *                                                836               29,929
                                                                                  ------------
                                                                                        51,745

TRUCKING & FREIGHT - 0.49%

Airborne, Inc. *                                                      563               10,809
Arkansas Best Corp. *                                                 100                2,548
CNF Transportation, Inc. *                                            399               15,154

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002  (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                SHARES               VALUE
                                                                ------               -----
TRUCKING & FREIGHT - CONTINUED

EGL, Inc. *                                                           200         $      3,392
Expeditores International of Washington, Inc.                         514               17,044
Fedex Corp.                                                         1,613               86,134
First Aviation Services, Inc. *                                       297                1,411
Forward Air Corp. *                                                   100                3,278
Kirby Corp. *                                                         100                2,445
Knight Transportation, Inc. *                                         225                5,218
Landstar Systems, Inc. *                                               75                8,014
Navistar International Corp. *                                        370               11,840
OMI Corp. *                                                           296                1,214
Pittston Brink's Group *                                              381                9,144
Plains All American Pipeline, LP (a)                                  100                2,579
Roadway Express, Inc. *                                               100                3,593
Ryder Systems, Inc. *                                                 447               12,109
Swift Transportation, Inc. *                                          526               12,256
U.S. Freightways Corp. *                                              100                3,787
United Parcel Service, Inc., Class B *                              1,821              112,447
Werner Enterprises, Inc.                                              606               12,914
Yellow Corp. *                                                        100                3,240
                                                                                  ------------
                                                                                       340,570

TOTAL COMMON STOCK
(Cost: $86,384,358)                                                               $ 63,516,452
                                                                                  ------------


PREFERRED STOCK - 0.01%

DOMESTIC OIL - 0.01%

Stone Energy Corp. *                                                  139         $      5,595
                                                                                  ------------

REAL ESTATE - 0.00%

Commercial Net Lease Realty, REIT, Series A                            42                1,063
Corrections Corp. of America, Series B, REIT *                         25                  591
                                                                                  ------------
                                                                                         1,654

TOTAL PREFERRED STOCK
(Cost: $7,429)                                                                    $      7,249
                                                                                  ------------


WARRANTS - 0.00%

BANKING - 0.00%

Dime Bancorp, Inc. *                                                  300                   30
                                                                                  ------------

BROADCASTING - 0.00%

USA Networks, Inc. *, (Expiration date 02/04/2009;
   strike price $35.10)                                               165                1,239
                                                                                  ------------

COMPUTERS & BUSINESS EQUIPMENT - 0.00%

Anacomp, Inc. *, Class B, (Expiration date
   12/10/2006; strike price $61.54)                                     5                    0
                                                                                  ------------

DOMESTIC OIL - 0.00%

Magnum Hunter Resources, Inc. *,
   (Expiration date 03/21/2005; strike
   price $15.00)                                                      161                  134
                                                                                  ------------

FOOD & BEVERAGES - 0.00%

Chiquita Brands International, Inc. *
   (a), (Expiration date 03/19/2009;
   strike price $19.23)                                                35                  224
                                                                                  ------------

TELECOMMUNICATIONS EQUIPMENT & SERVICES - 0.00%

Focal Communications Corp. * (a),
   (Expiration date 12/14/2007; strike
   price $81.987)                                                      40                    0
                                                                                  ------------

TOTAL WARRANTS
(Cost: $1,232)                                                                    $      1,627
                                                                                  ------------



                                                              PRINCIPAL
                                                                AMOUNT               VALUE
                                                                ------               -----

SHORT TERM INVESTMENTS - 2.81%

Navigator Securities Lending Trust, 1.95%                    $  1,558,351         $  1,558,351

United States Treasury Bills,
  1.67% due 08/08/2002 ****                                       300,000              299,471
  1.69% due 08/22/2002 ****                                       100,000               99,756
                                                                                  ------------
                                                                                  $  1,957,578

REPURCHASE AGREEMENTS - 5.96%

Repurchase Agreement with State Street
   Corp., dated 06/28/2002 at 1.80%, to be
   repurchased at $4,145,622 on
   07/01/2002, collateralized by
   $4,245,000 U.S. Treasury Bills, 1.58%
   due 09/19/2002 (valued at $4,229,081)                     $  4,145,000         $  4,145,000
                                                                                  ------------

TOTAL INVESTMENTS (TOTAL STOCK MARKET INDEX TRUST)
(Cost: $92,495,597)                                                               $ 69,627,906
                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------

500 INDEX TRUST

                                                                              SHARES              VALUE
                                                                              ------              -----
COMMON STOCK - 96.51%
ADVERTISING - 0.22%
Omnicom Group, Inc. *                                                         14,743          $   675,229
The Interpublic Group of Companies, Inc. *                                    29,964              741,909
TMP Worldwide, Inc. * (a)                                                      8,768              188,512
                                                                                              -----------
                                                                                                1,605,650

AEROSPACE - 2.07%
B.F. Goodrich Company                                                          8,088              220,964
Boeing Company *                                                              66,458            2,990,610
General Dynamics Corp.                                                        16,009            1,702,557
Honeywell International, Inc. *                                               64,527            2,273,286
Lockheed Martin Corp. *                                                       34,963            2,429,929
Northrop Grumman Corp. *                                                       8,759            1,094,875
Raytheon Company *                                                            31,019            1,264,024
Rockwell Collins, Inc. *                                                      14,569              399,482
Textron, Inc.                                                                 11,208              525,655
United Technologies Corp.                                                     37,187            2,524,998
                                                                                              -----------
                                                                                               15,426,380

AIR TRAVEL - 0.16%
Delta Air Lines, Inc. *                                                        9,781              195,620
Southwest Airlines Company *                                                  60,733              981,445
                                                                                              -----------
                                                                                                1,177,065

ALUMINUM - 0.13%
Alcan Aluminum, Ltd.                                                          25,463              955,372
                                                                                              -----------

APPAREL & TEXTILES - 0.24%
Cintas Corp. (a)                                                              13,467              665,674
Jones Apparel Group, Inc. *                                                    9,957              373,387
Liz Claiborne, Inc.                                                            8,348              265,466
Reebok International, Ltd. * (a)                                               4,673              137,854
V.F. Corp. *                                                                   8,804              345,205
                                                                                              -----------
                                                                                                1,787,586

AUTO PARTS - 0.41%
AutoZone, Inc. *                                                               8,549              660,838
Dana Corp. *                                                                  11,790              218,469
Delphi Automotive Systems Corp. *                                             44,459              586,859
Eaton Corp. *                                                                  5,534              402,598
Genuine Parts Company                                                         13,738              479,044
TRW, Inc. *                                                                   10,021              570,996
Visteon Corp. *                                                               10,350              146,970
                                                                                              -----------
                                                                                                3,065,774

AUTOMOBILES - 0.68%
Ford Motor Company                                                           143,715            2,299,440
General Motors Corp. *                                                        44,081            2,356,129
PACCAR, Inc. * (a)                                                             9,135              405,503
                                                                                              -----------
                                                                                                5,061,072

BANKING - 8.45%
AmSouth BanCorp *                                                             28,914              647,095
Bank of America Corp. *                                                      124,849            8,784,376
Bank of New York, Inc.                                                        58,441            1,972,384
Bank One Corp. *                                                              92,532            3,560,631
BB&T Corp.                                                                    35,968            1,388,365
Citigroup, Inc.                                                              408,276           15,820,695
Comerica, Inc.                                                                14,130              867,582
Fifth Third Bancorp *                                                         45,861            3,056,636
First Tennessee National Corp. *                                              10,153              388,860
FleetBoston Financial Corp. *                                                 82,923            2,682,559
Golden West Financial Corp. *                                                 12,508              860,300
Huntington Bancshares, Inc. *                                                 19,929              387,021
KeyCorp *                                                                     33,604              917,389
Marshall & Ilsley Corp.                                                       16,112              498,344
National City Corp. *                                                         48,123            1,600,090
Northern Trust Corp. *                                                        17,623              776,469
PNC Bank Corp. *                                                              22,427            1,172,484
Southtrust Corp.                                                              27,197              710,386
SunTrust Banks, Inc.                                                          23,016            1,558,644
Union Planters Corp.                                                          16,347              529,152
US  Bancorp                                                                  154,715            3,612,595
Wachovia Corp. *                                                             107,994            4,123,211
Wells Fargo & Company                                                        134,525            6,734,321
Zions BanCorp *                                                                7,278              379,184
                                                                                              -----------
                                                                                               63,028,773

BIOTECHNOLOGY - 0.89%
Amgen, Inc. *                                                                 82,971            3,474,825
Applera Corp. - Applied Biosystems Group *                                    16,818              327,783
Biogen, Inc. * (a)                                                            11,734              486,140
Chiron Corp. *                                                                15,008              530,533
Genzyme Corp. *                                                               16,836              323,925
Immunex Corp. *                                                               43,219              965,512
MedImmune, Inc. *                                                             19,789              522,429
                                                                                              -----------
                                                                                                6,631,147

BROADCASTING - 0.27%
Clear Channel Communications, Inc. *                                          47,428            1,518,645
Univision Communications, Inc., Class A * (a)                                 16,673              523,532
                                                                                              -----------
                                                                                                2,042,177
BUILDING MATERIALS & CONSTRUCTION - 0.18%
American Standard Companies, Inc. *                                            5,185              389,393
Masco Corp. *                                                                 36,415              987,211
                                                                                              -----------
                                                                                                1,376,604

BUSINESS SERVICES - 1.95%
AMR Corp. *                                                                   12,264              206,771
Automatic Data Processing, Inc. *                                             48,936            2,131,163
Cendant Corp. *                                                               77,890            1,236,893
Computer Sciences Corp. *                                                     13,517              646,112
Convergys Corp. *                                                             13,652              265,941
Deluxe Corp. *                                                                 5,265              204,756
Electronic Data Systems Corp. *                                               37,631            1,397,992
First Data Corp.                                                              60,540            2,252,088
Fiserv, Inc. *                                                                14,859              545,474
Fluor Corp. *                                                                  6,355              247,527
H & R Block, Inc.                                                             14,555              671,713
ITT Industries, Inc. *                                                         7,012              495,047
NCR Corp. * (a)                                                                7,705              266,593
Paychex, Inc. *                                                               29,703              929,407
PerkinElmer, Inc. (a)                                                          9,768              107,936
R.R. Donnelley & Sons Company *                                                9,083              250,237
Robert Half International, Inc. *                                             13,914              324,196
Sapient Corp. * (a)                                                           10,027               10,629
Tyco International, Ltd. *                                                   158,325            2,138,971
Unisys Corp. *                                                                25,327              227,943
                                                                                              -----------
                                                                                               14,557,389

CABLE AND TELEVISION - 1.08%
Comcast Corp., Class A, Non Voting Stock *                                    74,987            1,787,690
Viacom, Inc., Class B *                                                      140,727            6,244,057
                                                                                              -----------
                                                                                                8,031,747

CELLULAR COMMUNICATIONS - 0.24%
AT&T Wireless Services, Inc. *                                               214,049            1,252,187
Nextel Communications, Inc., Class A * (a)                                    63,338              203,315
Sprint Corp. (PCS Group), Series 1 * (a)                                      78,220              349,643
                                                                                              -----------
                                                                                                1,805,145

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
                                                                              ------              -----
CHEMICALS - 1.45%
Air Products & Chemicals, Inc.,                                               18,033          $   910,125
Ashland, Inc. *                                                                5,436              220,158
Dow Chemical Company *                                                        71,563            2,460,336
E.I. Du Pont De Nemours & Company *                                           81,349            3,611,896
Eastman Chemical Company *                                                     6,115              286,793
Engelhard Corp. *                                                             10,297              291,611
Great Lakes Chemical Corp. * (a)                                               3,981              105,457
Hercules, Inc. *                                                               8,613               99,911
PPG Industries, Inc. *                                                        13,359              826,922
Praxair, Inc.                                                                 12,761              726,994
Rohm & Haas Company *                                                         17,483              707,887
Sigma-Aldrich Corp. *                                                          5,817              291,722
Waters Corp. *                                                                10,284              274,583
                                                                                              -----------
                                                                                               10,814,395

COMMERCIAL SERVICES - 0.08%
Moody's Corp. *                                                               12,363              615,059
                                                                                              -----------

COMPUTERS & BUSINESS EQUIPMENT - 5.65%
Apple Computer, Inc. *                                                        27,840              493,325
Cisco Systems, Inc. *                                                        582,074            8,119,932
Dell Computer Corp. *                                                        207,110            5,413,856
EMC Corp. *                                                                  175,818            1,327,426
Gateway, Inc. *                                                               25,707              114,139
Hewlett-Packard Company *                                                    238,994            3,651,828
IBM Corp.                                                                    136,699            9,842,328
Intel Corp. *                                                                532,638            9,731,296
Lexmark International Group, Inc., Class A *                                  10,314              561,082
Network Appliance, Inc. *                                                     26,281              326,936
Palm, Inc. *                                                                  45,103               79,381
Pitney Bowes, Inc.                                                            19,345              768,383
Sun Microsystems, Inc. *                                                     257,259            1,288,868
Xerox Corp. * (a)                                                             57,134              398,224
                                                                                              -----------
                                                                                               42,117,004

CONSTRUCTION MATERIALS - 0.10%
Sherwin-Williams Company                                                      12,252              366,702
Vulcan Materials Company                                                       8,035              351,933
                                                                                              -----------
                                                                                                  718,635

CONSTRUCTION & MINING EQUIPMENT - 0.18%
Caterpillar, Inc. *                                                           27,235            1,333,153
                                                                                              -----------

CONTAINERS & GLASS - 0.13%
Ball Corp.                                                                     4,348              180,355
Bemis, Inc.                                                                    4,188              198,930
Pactiv Corp. *                                                                12,640              300,832
Sealed Air Corp. * (a)                                                         6,639              267,353
                                                                                              -----------
                                                                                                  947,470

COSMETICS & TOILETRIES - 2.45%
Alberto Culver Company, Class B (a)                                            4,499              215,052
Avon Products, Inc.                                                           18,747              979,343
Colgate-Palmolive Company *                                                   43,780            2,191,189
International Flavors & Fragrances, Inc. *                                     7,522              244,390
Kimberly-Clark Corp.                                                          41,670            2,583,540
The Gillette Company *                                                        83,744            2,836,409
The Procter & Gamble Company *                                               102,815            9,181,380
                                                                                              -----------
                                                                                               18,231,303

CRUDE PETROLEUM & NATURAL GAS - 0.20%
EOG Resources, Inc. *                                                          9,151              363,295
Occidental Petroleum Corp. *                                                  29,876              895,981
Sunoco, Inc. *                                                                 6,220              221,619
                                                                                              -----------
                                                                                                1,480,895

DOMESTIC OIL - 0.96%
Amerada Hess Corp. *                                                           7,052          $   581,790
Anadarko Petroleum Corp. *                                                    19,730              972,689
Conoco, Inc. *                                                                49,611            1,379,186
Devon Energy Corp. *                                                          12,195              600,970
Kerr-McGee Corp. *                                                             7,940              425,187
Marathon Oil Corp. *                                                          24,534              665,362
Phillips Petroleum Company *                                                  30,235            1,780,237
Unocal Corp. *                                                                19,510              720,699
                                                                                              -----------
                                                                                                7,126,120

DRUGS & HEALTH CARE - 0.55%
Becton Dickinson & Company                                                    20,516              706,776
Cardinal Health, Inc. *                                                       35,778            2,197,127
Humana, Inc. *                                                                13,387              209,239
Quintiles Transnational Corp. *                                                9,491              118,543
Stryker Corp. *                                                               15,601              834,809
                                                                                              -----------
                                                                                                4,066,494

EDUCATIONAL SERVICES - 0.07%
Apollo Group, Inc., Class A *                                                 14,125              556,808
                                                                                              -----------

ELECTRICAL EQUIPMENT - 3.58%
American Power Conversion Corp. *                                             15,505              195,828
Cooper Industries, Ltd., Class A *                                             7,428              291,920
Emerson Electric Company *                                                    33,937            1,815,969
General Electric Company *                                                   787,824           22,886,287
Johnson Controls, Inc. *                                                       6,924              565,068
Millipore Corp. * (a)                                                          3,786              121,076
Molex, Inc. (a)                                                               15,565              521,895
Power-One, Inc. * (a)                                                          6,256               38,912
Symbol Technologies, Inc. *                                                   18,119              154,012
Tektronix, Inc. *                                                              7,295              136,489
                                                                                              -----------
                                                                                               26,727,456

ELECTRIC UTILITIES - 2.13%
Allegheny Energy, Inc. *                                                       9,925              255,569
Ameren Corp. *                                                                10,926              469,927
American Electric Power, Inc. *                                               25,577            1,023,591
Cinergy Corp. *                                                               12,650              455,273
CMS Energy Corp. *                                                            10,556              115,905
Consolidated Edison, Inc.                                                     16,843              703,195
Constellation Energy Group, Inc.                                              12,993              381,215
Dominion Resources, Inc.                                                      20,870            1,381,594
DTE Energy Company *                                                          12,907              576,168
Duke Energy Company                                                           61,707            1,919,088
Edison International *                                                        25,862              439,654
Exelon Corp.                                                                  25,467            1,331,924
FirstEnergy Corp. *                                                           23,607              788,002
FPL Group, Inc.                                                               13,958              837,340
PG&E Corp. *                                                                  30,735              549,849
Pinnacle West Capital Corp. *                                                  6,720              265,440
PPL Corp.                                                                     11,622              384,456
Progress Energy, Inc. *                                                       17,358              902,790
Public Service Enterprise Group, Inc. *                                       16,519              715,273
Reliant Energy, Inc. *                                                        23,663              399,905
TECO Energy, Inc. (a)                                                         11,072              274,032
The AES Corp. *                                                               42,308              229,309
The Southern Company *                                                        55,165            1,511,521
                                                                                              -----------
                                                                                               15,911,020

ELECTRONICS - 0.45%
Agilent Technologies, Inc. *                                                  36,557              864,573
Analog Devices, Inc. *                                                        28,712              852,746
Jabil Circuit, Inc. * (a)                                                     15,640              330,160
Mirant Corp. *                                                                31,873              232,673
Rockwell International Corp. *                                                14,575              291,209

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
                                                                              ------              -----
ELECTRONICS - CONTINUED
Sanmina-SCI Corp. *                                                           41,337          $   260,837
Solectron Corp. *                                                             65,114              400,451
Thomas & Betts Corp. *                                                         4,608               85,709
                                                                                              -----------
                                                                                                3,318,358

ENERGY - 0.33%
Calpine Corp. * (a)                                                           24,234              170,365
Entergy Corp. *                                                               17,403              738,584
TXU Corp. *                                                                   21,042            1,084,715
Xcel Energy, Inc. *                                                           27,521              461,527
                                                                                              -----------
                                                                                                2,455,191

FINANCIAL SERVICES - 6.27%
Ambac Financial Group, Inc. *                                                  8,370              562,464
American Express Company *,                                                  105,878            3,845,489
Bear Stearns Companies, Inc. *                                                 7,482              457,898
Capital One Financial Corp.                                                   17,051            1,040,964
Charles Schwab Corp.                                                         108,452            1,214,662
Charter One Financial, Inc.                                                   17,834              613,133
Concord EFS, Inc. *                                                           39,985            1,205,148
Countrywide Credit Industries, Inc. *                                          9,698              467,929
Equifax, Inc.                                                                 11,495              310,365
Federal Home Loan Mortgage Corp.                                              55,157            3,375,608
Federal National Mortgage Association                                         79,241            5,844,024
Franklin Resources, Inc. *                                                    20,694              882,392
Household International, Inc.                                                 36,323            1,805,253
J.P. Morgan Chase & Company *                                                156,567            5,310,753
John Hancock Financial Services, Inc. *                                       23,711              834,627
Lehman Brothers Holdings, Inc.                                                18,926            1,183,254
MBIA, Inc.                                                                    11,772              665,471
MBNA Corp. *                                                                  67,596            2,235,400
Mellon Financial Corp. *                                                      37,060            1,164,796
Merrill Lynch & Company, Inc. *                                               67,151            2,719,615
Morgan Stanley Dean Witter & Company *                                        87,042            3,749,769
Providian Financial Corp. *                                                   22,568              132,700
Regions Financial Corp. (a)                                                   18,040              634,106
SLM Corp. *                                                                   12,441            1,205,533
State Street Corp.                                                            25,815            1,153,931
Stilwell Financial, Inc.                                                      17,562              319,628
Synovus Financial Corp.                                                       23,110              635,987
T. Rowe Price Group, Inc. *                                                    9,797              322,125
Washington Mutual, Inc.                                                       76,844            2,851,681
                                                                                              -----------
                                                                                               46,744,705

FOOD & BEVERAGES - 4.69%
Anheuser-Busch Companies, Inc. *                                              70,161            3,508,050
Archer-Daniels-Midland Company *                                              52,449              670,823
Campbell Soup Company *                                                       32,502              899,005
Coca-Cola Enterprises, Inc. * (a)                                             35,288              779,159
ConAgra, Inc. *                                                               42,626            1,178,609
General Mills, Inc. *                                                         28,908            1,274,265
H.J. Heinz Company *                                                          27,779            1,141,717
Hershey Foods Corp. *                                                         10,755              672,188
Kellogg Company *                                                             32,390            1,161,505
Pepsi Bottling Group, Inc. *                                                  22,523              693,708
PepsiCo, Inc.                                                                138,833            6,691,751
Sara Lee Corp. *                                                              62,160            1,282,982
The Coca-Cola Company                                                        197,332           11,050,592
The J.M. Smucker Company * (a)                                                 2,056               70,171
Unilever NV                                                                   45,354            2,938,939
William Wrigley Jr. Company                                                   17,862              988,662
                                                                                              -----------
                                                                                               35,002,126

FOREST PRODUCTS - 0.16%
Louisiana Pacific Corp. *                                                      8,299          $    87,886
Weyerhaeuser Company *                                                        17,168            1,096,177
                                                                                              -----------
                                                                                                1,184,063

FURNITURE & FIXTURES - 0.05%
Leggett & Platt, Inc. *                                                       15,587              364,736
                                                                                              -----------

GAS & PIPELINE UTILITIES - 0.40%
Dynegy, Inc., Class A *                                                       26,037              187,467
El Paso Corp.                                                                 40,484              834,375
KeySpan Corp. *                                                               11,040              415,656
Kinder Morgan, Inc. *                                                          8,882              337,694
Nicor, Inc.                                                                    3,530              161,498
NiSource, Inc. * (a)                                                          16,410              358,230
Peoples Energy Corp. (a)                                                       2,726               99,390
Sempra Energy *                                                               16,441              363,839
Williams Companies, Inc. *                                                    40,879              244,865
                                                                                              -----------
                                                                                                3,003,014

GOLD - 0.15%
Barrick Gold Corp. - USD *                                                    42,481              806,714
Placer Dome, Inc. *                                                           26,030              291,796
                                                                                              -----------
                                                                                                1,098,510

HEALTHCARE PRODUCTS - 3.59%
Abbott Laboratories,                                                         123,208            4,638,781
Bausch & Lomb, Inc. (a)                                                        4,255              144,032
Baxter International, Inc. *                                                  46,848            2,082,394
Biomet, Inc. *                                                                21,394              580,205
Boston Scientific Corp. *                                                     32,006              938,416
Guidant Corp. *                                                               24,144              729,873
Johnson & Johnson                                                            238,866           12,483,137
Medtronic, Inc.                                                               96,070            4,116,600
St. Jude Medical, Inc. *                                                       6,907              510,082
Zimmer Holdings, Inc. *                                                       15,323              546,418
                                                                                              -----------
                                                                                               26,769,938

HEALTHCARE SERVICES - 1.00%
AmerisourceBergen Corp. (a)                                                    8,164              620,464
HCA-The Healthcare Company *                                                  40,869            1,941,277
HEALTHSOUTH Corp. *                                                           31,134              398,204
IMS Health, Inc. *                                                            23,446              420,856
Manor Care, Inc. *                                                             8,121              186,783
McKesson Corp. *                                                              22,747              743,827
UnitedHealth Group, Inc. *                                                    24,741            2,265,039
Wellpoint Health Networks, Inc., Class A *                                    11,450              890,924
                                                                                              -----------
                                                                                                7,467,374

HOLDINGS COMPANIES/CONGLOMERATES - 0.11%
Loews Corp. *                                                                 15,190              804,918
                                                                                              -----------

HOMEBUILDERS - 0.04%
Centex Corp. * (a)                                                             4,823              278,721
                                                                                              -----------

HOTELS & RESTAURANTS - 0.95%
Darden Restaurants, Inc.                                                      13,996              345,701
Harrah's Entertainment, Inc. *                                                 8,902              394,804
Hilton Hotels Corp. *                                                         29,302              407,298
Marriott International, Inc., Class A                                         19,116              727,364
McDonalds Corp. *                                                            101,988            2,901,559
Starbucks Corp. * (a)                                                         30,250              751,712
Starwood Hotels & Resorts Worldwide, Inc. *                                   15,693              516,143
Wendy's International, Inc. *                                                  8,281              329,832
Yum! Brands, Inc. *                                                           23,136              676,728
                                                                                              -----------
                                                                                                7,051,141

    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------

                                                                              SHARES              VALUE
                                                                              ------              -----
HOUSEHOLD APPLIANCES - 0.19%
Black & Decker Corp. *                                                         6,331          $   305,154
KB HOME * (a)                                                                  3,993              205,679
Maytag Corp. *                                                                 6,090              259,739
The Stanley Works *                                                            6,769              277,597
Whirlpool Corp. *                                                              5,305              346,735
                                                                                              -----------
                                                                                                1,394,904

HOUSEHOLD PRODUCTS - 0.30%
Fortune Brands, Inc. *                                                        11,786              660,016
Newell Rubbermaid, Inc. *                                                     21,158              741,799
The Clorox Company *                                                          18,456              763,156
Tupperware Corp. *                                                             4,614               95,925
                                                                                              -----------
                                                                                                2,260,896

INDUSTRIAL MACHINERY - 0.56%
Apache Corp.                                                                  10,891              626,015
Crane Company *                                                                4,731              120,073
Cummins, Inc. * (a)                                                            3,272              108,303
Deere & Company *                                                             18,637              892,712
Dover Corp. *                                                                 16,057              561,995
EnPro Industries,  Inc. *                                                      1,617                8,489
Ingersoll-Rand Company, Inc., Class A *                                       13,329              608,602
Pall Corp.                                                                     9,687              201,005
Parker-Hannifin Corp. *                                                        9,305              444,686
Thermo Electron Corp. *                                                       14,107              232,766
W.W. Grainger, Inc.                                                            7,418              371,642
                                                                                              -----------
                                                                                                4,176,288

INSURANCE - 4.36%
ACE, Ltd.                                                                     20,746              655,574
Aetna, Inc. *                                                                 11,332              543,596
AFLAC, Inc.                                                                   41,441            1,326,112
American International Group, Inc.                                           207,314           14,145,034
Aon Corp. *                                                                   21,363              629,781
Chubb Corp.                                                                   13,470              953,676
Cigna Corp.                                                                   11,476            1,117,992
Cincinnati Financial Corp.                                                    12,812              596,142
Conseco, Inc. * (a)                                                           27,376               54,752
Hartford Financial Services Group, Inc. *                                     19,533            1,161,628
Jefferson-Pilot Corp.                                                         11,933              560,851
Lincoln National Corp. *                                                      15,036              631,512
Marsh & McLennan Companies, Inc. *                                            21,793            2,105,204
Metlife, Inc. *                                                               57,516            1,656,461
MGIC Investment Corp. *                                                        8,499              576,232
Progressive Corp.                                                             17,436            1,008,673
SAFECO Corp. *                                                                10,136              313,101
St. Paul Companies, Inc.                                                      16,456              640,468
The Allstate Corp.                                                            56,577            2,092,217
Torchmark, Inc. *                                                              9,778              373,520
UNUMProvident Corp. *                                                         19,210              488,894
XL Capital, Ltd., Class A                                                     10,525              891,467
                                                                                              -----------
                                                                                               32,522,887

INTERNATIONAL OIL - 1.33%
Burlington Resources, Inc. *                                                  15,916              604,808
Royal Dutch Petroleum Company                                                168,525            9,314,377
                                                                                              -----------
                                                                                                9,919,185

INTERNET CONTENT - 0.09%
Yahoo!, Inc. *                                                                45,227              667,551
                                                                                              -----------

LEISURE TIME - 1.36%
AOL Time Warner, Inc. *                                                      351,282            5,167,358
Brunswick Corp.                                                                6,960              194,880
Carnival Corp., Class A *                                                     46,515            1,288,000
International Game Technology *                                                7,061              400,359
The Walt Disney Company *                                                    161,784          $ 3,057,718
                                                                                              -----------
                                                                                               10,108,315

LIFE SCIENCES - 0.13%
Forest Laboratories, Inc. *                                                   14,121              999,767
                                                                                              -----------

LIQUOR - 0.07%
Adolph Coors Company, Class B *                                                2,812              175,188
Brown Forman Corp., Class B *                                                  5,485              378,465
                                                                                              -----------
                                                                                                  553,653

MANUFACTURING - 0.85%
3M Company                                                                    31,158            3,832,434
Danaher Corp. *                                                               11,350              753,072
Illinois Tool Works, Inc. *                                                   24,173            1,651,016
Snap-On, Inc. *                                                                4,591              136,307
                                                                                              -----------
                                                                                                6,372,829

MEDICAL-HOSPITALS - 0.33%
C.R. Bard, Inc. *                                                              4,056              229,489
Health Management Association, Inc., Class A *                                19,446              391,837
Tenet Healthcare Corp. *                                                      25,828            1,847,993
                                                                                              -----------
                                                                                                2,469,319

METAL & METAL PRODUCTS - 0.34%
Alcoa, Inc. *                                                                 67,392            2,234,045
Inco, Ltd. * (a)                                                              14,438              326,876
                                                                                              -----------
                                                                                                2,560,921

MINING - 0.17%
Freeport-McMoRan Copper & Gold, Inc., Class B * (a)                           11,415              203,758
Newmont Mining Corp. * (a)                                                    31,012              816,546
Phelps Dodge Corp. *                                                           6,246              257,335
                                                                                              -----------
                                                                                                1,277,639

NEWSPAPERS - 0.10%
Dow Jones & Company, Inc. *                                                    6,722              325,681
Knight-Ridder, Inc. *                                                          6,674              420,128
                                                                                              -----------
                                                                                                  745,809

OFFICE FURNISHINGS & SUPPLIES - 0.22%
Avery Dennison Corp. *                                                         8,718              547,055
Office Depot, Inc. *                                                          24,353              409,130
Staples, Inc. *                                                               36,629              721,591
                                                                                              -----------
                                                                                                1,677,776

PAPER - 0.47%
Boise Cascade Corp. *                                                          4,608              159,114
Georgia-Pacific Corp. *                                                       18,237              448,266
International Paper Company *                                                 38,247            1,666,804
MeadWestvaco Corp.                                                            15,636              524,744
Plum Creek Timber Company, Inc. *                                             14,436              443,185
Temple-Inland, Inc. *                                                          3,921              226,869
                                                                                              -----------
                                                                                                3,468,982

PETROLEUM SERVICES - 4.73%
Baker Hughes, Inc. *                                                          26,637              886,746
BJ Services Company *                                                         12,557              425,431
ChevronTexaco Corp. *                                                         84,646            7,491,171
Exxon Mobil Corp. *                                                          538,282           22,026,499
Halliburton Company *                                                         34,046              542,693
McDermott International, Inc. *                                                4,887               39,585
Nabors Industries, Ltd. *                                                     11,232              396,490
Noble Corp. *                                                                 10,482              404,605
Rowan Companies, Inc. *                                                        7,426              159,288
Schlumberger, Ltd. *                                                          45,677            2,123,980
Transocean Offshore, Inc. *                                                   25,285              787,628
                                                                                              -----------
                                                                                               35,284,116


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
                                                                              ------              -----
PHARMACEUTICALS - 6.57%
Allergan, Inc. *                                                              10,376          $   692,598
Bristol-Myers Squibb Company *                                               153,543            3,946,055
Eli Lilly & Company *                                                         89,212            5,031,557
King Pharmaceuticals, Inc. *                                                  19,492              433,697
Merck & Company, Inc. *                                                      180,512            9,141,128
Pfizer, Inc. *                                                               498,895           17,461,325
Pharmacia Corp. *                                                            102,339            3,832,595
Schering-Plough Corp.                                                        116,186            2,858,176
Watson Pharmaceuticals, Inc. *                                                 8,448              213,481
Wyeth *                                                                      104,689            5,360,077
                                                                                              -----------
                                                                                               48,970,689

PHOTOGRAPHY - 0.09%
Eastman Kodak Company                                                         23,089              673,506
                                                                                              -----------

PUBLISHING - 0.59%
American Greetings Corp., Class A * (a)                                        5,043               84,016
Gannett, Inc. *                                                               20,976            1,592,079
McGraw-Hill Companies, Inc.                                                   15,422              920,693
Meredith Corp.                                                                 3,812              146,190
The New York Times Company, Class A                                           12,026              619,339
Tribune Company *                                                             23,640            1,028,340
                                                                                              -----------
                                                                                                4,390,657

RAILROADS & EQUIPMENT - 0.37%
Burlington Northern Santa Fe Corp. *                                          30,676              920,280
CSX Corp. *                                                                   16,916              592,906
Union Pacific Corp. *                                                         19,711            1,247,312
                                                                                              -----------
                                                                                                2,760,498

REAL ESTATE - 0.32%
Equity Office Properties Trust, REIT *                                        32,880              989,688
Equity Residential Properties Trust, REIT *                                   21,490              617,838
Pulte Homes, Inc. *                                                            4,678              268,891
Simon Property Group, Inc., REIT                                              13,797              508,281
                                                                                              -----------
                                                                                                2,384,698

RETAIL GROCERY - 0.71%
Albertsons, Inc. *                                                            32,220              981,421
Safeway, Inc. *                                                               39,829            1,162,609
SUPERVALU, Inc.                                                               10,569              259,258
Sysco Corp. *                                                                 52,878            1,439,339
The Kroger Company *                                                          63,735            1,268,326
Winn-Dixie Stores, Inc. (a)                                                   11,151              173,844
                                                                                              -----------
                                                                                                5,284,797

RETAIL TRADE - 6.67%
Bed Bath & Beyond, Inc. *                                                     23,011              868,435
Best Buy Company, Inc. *                                                      25,099              911,094
Big Lots, Inc. *                                                               9,031              177,730
Circuit City Stores-Circuit City Group *                                      16,526              309,863
Costco Wholesale Corp. *                                                      35,884            1,385,840
CVS Corp. *                                                                   31,008              948,845
Dillard's, Inc., Class A *                                                     6,643              174,644
Dollar General Corp. * (a)                                                    26,234              499,233
Family Dollar Stores, Inc.                                                    13,675              482,044
Federated Department Stores, Inc. *                                           15,286              606,854
J. C. Penney, Inc. *                                                          20,931              460,901
Kohl's Corp. *                                                                26,579            1,862,656
Lowe's Companies, Inc. *                                                      61,444            2,789,558
May Department Stores, Inc.                                                   23,726              781,297
Nordstrom, Inc. *                                                             10,660              241,449
RadioShack Corp. *                                                            14,268              428,896
Sears Roebuck & Company *                                                     25,596            1,389,863
Target Corp.                                                                  71,639            2,729,446
The Gap, Inc. * (a)                                                           68,441              971,862
The Home Depot, Inc. *                                                       185,954            6,830,090
The Limited, Inc. *                                                           34,215              728,779
The TJX Companies, Inc.                                                       43,276              848,642
Tiffany & Company *                                                           11,586              407,827
Toys R Us, Inc. *                                                             15,746              275,083
Wal-Mart Stores, Inc.                                                        353,697           19,456,872
Walgreen Company *                                                            80,949            3,127,060
                                                                                              -----------
                                                                                               49,694,863

SANITARY SERVICES - 0.26%
Allied Waste Industries, Inc. *                                               15,631              150,058
Ecolab, Inc. *                                                                10,140              468,772
Waste Management, Inc. *                                                      49,815            1,297,681
                                                                                              -----------
                                                                                                1,916,511

SEMICONDUCTORS - 1.75%
Advanced Micro Devices, Inc. *                                                26,962              262,071
Agere Systems, Inc., Class B *                                                71,683              107,525
Altera Corp. *                                                                30,561              415,630
Applied Materials, Inc. *                                                    129,558            2,464,193
Applied Micro Circuits Corp. * (a)                                            23,675              111,983
Broadcom Corp., Class A * (a)                                                 20,813              365,060
KLA-Tencor Corp. * (a)                                                        14,706              646,917
Linear Technology Corp.                                                       25,119              789,490
LSI Logic Corp. *                                                             29,108              254,695
Maxim Integrated Products, Inc. *                                             25,660              983,548
Micron Technology, Inc. *                                                     47,555              961,562
Mykrolis Corp. *                                                               2,410               28,462
National Semiconductor Corp. *                                                13,959              407,184
Novellus Systems, Inc. * (a)                                                  11,368              386,512
NVIDIA Corp. * (a)                                                            11,467              197,003
PMC-Sierra, Inc. * (a)                                                        13,097              121,409
QLogic Corp. *                                                                 7,351              280,073
Skyworks Solutions, Inc. *                                                     7,098               39,393
Teradyne, Inc. *                                                              14,346              337,131
Texas Instruments, Inc. *                                                    137,466            3,257,944
Vitesse Semiconductor Corp. * (a)                                             15,138               47,079
Xilinx, Inc. *                                                                26,507              594,552
                                                                                              -----------
                                                                                               13,059,416

SOFTWARE - 4.33%
Adobe Systems, Inc. *                                                         18,822              536,427
Autodesk, Inc.                                                                 8,688              115,116
BMC Software, Inc. *                                                          19,374              321,608
Citrix Systems, Inc. *                                                        14,893               89,954
Computer Associates International, Inc. *                                     45,709              726,316
Compuware Corp. * (a)                                                         29,508              179,113
Intuit, Inc. *                                                                16,826              836,589
Mercury Interactive Corp. * (a)                                                6,560              150,618
Microsoft Corp. *                                                            427,464           23,382,281
Novell, Inc. *                                                                28,741               92,259
Oracle Corp. *                                                               441,200            4,178,164
Parametric Technology Corp. *                                                 20,884               71,632
PeopleSoft, Inc. *                                                            24,031              357,581
Rational Software Corp. *                                                     14,538              119,357
Siebel Systems, Inc. *                                                        36,688              521,703
VERITAS Software Corp. *                                                      31,811              629,540
                                                                                              -----------
                                                                                               32,308,258

STEEL - 0.10%
Allegheny Technologies, Inc. *                                                 6,323               99,903
Nucor Corp.                                                                    6,173              401,492
United States Steel Corp.                                                      7,087              140,960
Worthington Industries, Inc. *                                                 6,777              122,664
                                                                                              -----------
                                                                                                  765,019


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2002 (UNAUDITED) - CONTINUED
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
--------------------------------------------------------------------------------

                                                                              SHARES              VALUE
                                                                              ------              -----
TELECOMMUNICATIONS EQUIPMENT & SERVICES - 2.45%
ADC Telecommunications, Inc. *                                                62,660         $    143,491
Andrew Corp. * (a)                                                             6,454               92,486
AT&T Corp. *,                                                                280,763            3,004,164
Avaya, Inc. *                                                                 22,935              113,528
CIENA Corp. * (a)                                                             25,963              108,785
Comverse Technology, Inc. *                                                   14,716              136,270
Corning, Inc. * (a)                                                           75,050              266,428
JDS Uniphase Corp. *                                                         105,426              281,487
Lucent Technologies, Inc. * (a)                                              270,952              449,780
Motorola, Inc. *                                                             176,622            2,546,889
Nortel Networks Corp. * (a)                                                  254,010              368,315
QUALCOMM, Inc. *                                                              60,665            1,667,681
Scientific-Atlanta, Inc. *                                                    12,397              203,931
Tellabs, Inc. *                                                               32,530              201,686
Verizon Communications, Inc. *                                               215,400            8,648,310
                                                                                             ------------
                                                                                               18,233,231

TELEPHONE - 2.09%
Alltel Corp. *                                                                24,684            1,160,148
BellSouth Corp.                                                              148,936            4,691,484
CenturyTel, Inc.                                                              11,190              330,105
Citizens Communications Company *                                             22,221              185,768
Qwest Communications International, Inc. *                                   132,125              369,950
SBC Communications, Inc.                                                     266,732            8,135,326
Sprint Corp. (FON Group) *                                                    70,392              746,859
                                                                                             ------------
                                                                                               15,619,640

TIRES & RUBBER - 0.05%
Cooper Tire & Rubber Company *                                                 5,636              115,820
Goodyear Tire &  Rubber Company * (a)                                         12,943              242,163
                                                                                             ------------
                                                                                                  357,983

TOBACCO - 1.07%
Philip Morris Companies, Inc. *                                              171,943            7,510,470
UST, Inc.                                                                     13,133              446,522
                                                                                             ------------
                                                                                                7,956,992

TOYS, AMUSEMENTS & SPORTING GOODS - 0.28%
Hasbro, Inc. *                                                                13,707              185,867
Mattel, Inc. *                                                                34,250              721,990
NIKE, Inc., Class B *                                                         21,314            1,143,496

TRANSPORTATION - 0.26%
Harley-Davidson, Inc.                                                         24,022            1,231,608
Norfolk Southern Corp. *                                                      30,595              715,311
                                                                                             ------------
                                                                                                1,946,919

TRAVEL SERVICES - 0.05%
Sabre Holdings, Inc. *                                                        10,613              379,945
                                                                                             ------------

TRUCKING & FREIGHT - 0.21%
Fedex Corp.                                                                   23,657            1,263,284
Navistar International Corp. *                                                 4,712              150,784
Ryder Systems, Inc. *                                                          4,816              130,465
                                                                                             ------------
                                                                                                1,544,533

TOTAL COMMON STOCK
(Cost: $948,137,721)                                                                         $719,500,833
                                                                                             ------------

                                                                        PRINCIPAL
                                                                          AMOUNT                 VALUE
                                                                          ------                 -----
SHORT TERM INVESTMENTS - 2.27%
Navigator Securities Lending Trust, 1.95%                                $16,034,016         $ 16,034,016
United States Treasury Bills,
  1.66% due 09/12/2002****                                                   100,000               99,663
  1.715% due 08/08/2002****                                                  300,000              299,457
  1.72% due 08/29/2002****                                                   300,000              299,154
  1.74% due 08/08/2002****                                                   200,000              199,633
                                                                                             ------------
                                                                                             $ 16,931,923

REPURCHASE AGREEMENTS - 1.22%
Repurchase Agreement with State Street Corp., dated
  06/28/2002 at 1.80%, to be repurchased at
  $9,119,368 on 07/01/2002, collateralized by
  $9,340,000 U.S. Treasury Bills, 1.57% due 9/19/2002
  (valued at $9,304,975).                                                $ 9,118,000         $  9,118,000
                                                                                             ------------
TOTAL INVESTMENTS   (500 INDEX TRUST)
(Cost: $974,187,644)                                                                         $745,550,756
                                                                                             ============




Key to Currency, Security Abbreviations and Legend

ADR    -    American Depositary Receipts
ADS    -    American Depositary Shares
AUD    -    Australian Dollar
GBP    -    British Pound
REIT   -    Real Estate Investment Trust
SBI    -    Shares Beneficial Interest
TBA    -    To Be Announced

*      -    Non-Income producing

**     -    Purchased on a forward commitment (Note 2)

***    -    At June 30, 2002 a portion of this security was pledged to cover forward commitments purchased.

****   -    At June 30, 2002 a portion of this security was pledged to cover margin requirements for open futures contracts.

(a)    -    At June 30, 2002 all or a portion of this security was out on loan.


    The accompanying notes are an integral part of the financial statements.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE TRUST. The Manufacturers Investment Trust (the "Trust") is a no-load, open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several portfolios, each with a stated investment objective, which it pursues through separate investment policies. The Trust currently offers sixty-seven separate investment Portfolios, fourteen of which are described here as follows:
The Small-Mid Cap Growth Trust ("Small-Mid Cap Growth "), the Small-Mid Cap Trust ("Small Mid Cap"), the International Equity Select Trust ("International Equity Select"), the Select Growth Trust ("Select Growth"), the Global Equity Select Trust ("Global Equity Select"), the Real Estate Securities Trust ("Real Estate Securities"), the Core Value Trust ("Core Value"), the High Grade Bond Trust ("High Grade Bond"), the Money Market Trust ("Money Market"), the Small Cap Index Trust ("Small Cap Index"), the International Index Trust ("International Index"), the Mid Cap Index Trust ("Mid Cap Index"), the Total Stock Market Index Trust ("Total Stock Market Index") and the 500 Index Trust ("500 Index"). Each of the Portfolios with the exception of Real Estate is diversified for purposes of the Investment Company Act of 1940, as amended.

Shares of the Portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently only offered to: Separate Accounts A, H, I, J, L M and N, which are separate accounts of The Manufacturers Life Insurance Company (U.S.A.) ("Manulife USA"), to Separate Accounts A, B and E, which are separate accounts of The Manufacturers Life Insurance Company of New York ("MNY") and the case of certain Portfolios, to unregistered separate accounts issued by Manulife USA. Shares of Small Mid-Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond are presently offered only to Separate Account A, which is a separate account of Manulife USA. Manulife USA and MNY, are indirect wholly owned subsidiaries of The Manufacturers Life Insurance Company ("Manulife"), which in turn is a wholly owned subsidiary of Manulife Financial Corporation, a publicly traded company. Manulife Financial Corporation and its subsidiaries are known collectively as "Manulife Financial". MNY is a wholly owned subsidiary of Manulife USA.

At June 30, 2002, of the Trust Portfolios noted above, Manulife USA owned seed money shares of 240,000, 240,012, 240,000, 240,008, 240,000, 240,626, 248,108,
3,695,053 and 1,209,184 in Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, High Grade Bond, International Index and Total Stock Market Index, respectively.

Manufacturers Securities Services, LLC ("MSS"), a Delaware limited liability company controlled by Manulife USA, serves as investment adviser for the Trust (See Note 4) and Manulife Financial Securities, LLC ("MFS") a Delaware limited liability company controlled by Manulife USA, serves as principal underwriter of the variable contracts issued by Manulife USA and MNY (See Note 5).

The Trust offers two classes of shares, Series I shares and effective January 28, 2002, Series II shares for all portfolios with the exception of Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value and High Grade Bond. Series I and Series II shares are the same, except for differences in class expenses and voting rights with respect to its distribution plan (see Note 5). Prior to May 1, 2002, Series I was referred to as Class A and Series II was referred to as Class B.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed by the Trust in the preparation of the financial statements.

BASIS OF PRESENTATION. The accompanying unaudited financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended June 30, 2002 are not necessarily indicative of annual results.

SECURITY VALUATION. Securities held by Money Market and short term instruments with remaining maturities of 60 days or less held by the other Portfolios of the Trust are valued at amortized cost, which approximates market value. All other securities held by the Portfolios are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Portfolio securities for which there are no such quotations, principally debt securities, are valued on the basis of the valuation provided by a pricing service, which utilizes both dealer-supplied and electronic data processing techniques. Other assets and securities for which no such quotations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Trust are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (i) market value of securities, other assets and other liabilities at the current rate of exchange at period end of such currencies against U.S. dollars; and

     (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities.

The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. All portfolios with the exception of Money Market may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Portfolios could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations, include net gains or losses realized by a Portfolio on contracts which have matured.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

FUTURES. All Portfolios with the exception of Money Market may purchase and sell financial futures contracts and options on those contracts. The Portfolios that invest in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the Portfolios.

When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the Portfolio is required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the Portfolio realizes a gain or loss.

The following is a summary of open futures contracts at June 30, 2002:

                                                            PURCHASES OF FUTURES CONTRACTS
                                                            ------------------------------
                                                    NUMBER           AGGREGATE
                                EXPIRATION         OF OPEN           MARKET VALUE           UNREALIZED
                                   DATE            CONTRACTS         OF CONTRACTS           GAIN (LOSS)
                                ----------        ---------          ------------           -----------
SMALL CAP INDEX:
Russell 2000 Index               Sep-2002             78             $18,070,650             $  20,029
                                                                                             =========
INTERNATIONAL INDEX:
Australian Dollar                Sep-2002              1                  56,000             $    (506)
Share Price Index                Jun-2002              2                  87,977                (6,233)
British Pound                    Sep-2002              4                 381,100                15,464
Euro                             Sep-2002              6                 741,375                35,514
Japanese Yen                     Sep-2002              3                 315,113                14,607
MSCI Pan Euro Index              Sep-2002             66               1,167,818               (40,832)
Topix Index                      Sep-2002              4                 340,216               (20,590)
                                                                                             ---------
                                                                                             $  (2,576)
                                                                                             =========
MID CAP INDEX:
S&P MidCap 400 Index             Sep-2002             22               5,393,300             $ (89,932)
                                                                                             =========
TOTAL STOCK MARKET INDEX:
S&P Midcap 400 Index             Sep-2002              1                 245,150             $  (4,407)
Russell 2000 Index               Sep-2002              2                 463,350                   687
S&P 500 Index                    Sep-2002             16               3,960,400               (65,375)
                                                                                             ---------
                                                                                             $ (69,095)
                                                                                             =========
500 INDEX:
S&P 500 Index                    Sep-2002             45              11,138,625             $(241,270)
                                                                                             =========



PURCHASED AND WRITTEN OPTIONS. All Portfolios with the exception of Money Market may purchase and sell put and call options on securities (whether or not it holds the securities in its portfolio) securities indices, currencies and futures contracts.

When a Portfolio writes a put or call option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently "marked-to-market" to reflect the current market value of the option written. If an option expires or if the Portfolio enters into an offsetting purchase option, the Portfolio realizes a gain (or loss if the cost of an offsetting purchase option exceeds the premium received when the option was written). If a written call option is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security the Portfolio purchases upon exercise of the option.

When a Portfolio purchases a put or call option, the premium paid by the Portfolio is included in the Portfolio of Investments and subsequently "marked-to-market" to reflect the current market value of the option. If the purchased option expires, the Portfolio realizes a loss in the amount of the cost of the option. If a Portfolio enters into a closing sale transaction, the Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The Portfolios may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Portfolio's

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------


SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

exposure to the underlying instrument. Buying puts and writing calls may decrease the Portfolio's exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

INTEREST RATE SWAPS. All Portfolios with the exception of Money Market may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay or receive interest of one instrument for that of another instrument (for example, an exchange of floating rate payments for fixed rate payments with respect to a notional principal amount). Net periodic interest payments to be received or paid are accrued daily and are recorded as interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or paid at the end of the agreement are recorded as realized gains or losses. A Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

FORWARD COMMITMENTS. All Portfolios may purchase or sell debt securities on a when issued or forward delivery basis, which means that the obligations will be delivered to the Portfolios of the Trust at a future date, which may be a month or more after the date of commitment, the price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Portfolio may receive compensation for interest forgone in the purchase of forward delivery securities. With respect to purchase commitments, each Portfolio identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. The value of the securities underlying a forward commitment to purchase securities, and the subsequent fluctuations in their value, are taken into account when determining the Portfolio's net asset value starting on the day the Portfolio agrees to purchase the securities. The market values of the securities purchased on a forward delivery basis are identified in the portfolio of investments.

SECURITIES LENDING. All Portfolios may lend securities in amounts up to 33 1/3% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, marked to market to the value of the loaned securities on a daily basis. The Portfolios may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of Portfolio securities will only be made to firms deemed by the subadvisers to be creditworthy. The Portfolios receive compensation for lending their securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statement of Operations.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Portfolio and any additional required collateral is delivered to the Portfolio the next business day. During the loan period, the Portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities. At June 30, 2002, the value of securities loaned and cash collateral was as follows:

                                 MARKET VALUE OF                                                  MARKET VALUE OF     VALUE OF
                                   SECURITIES       VALUE OF CASH                                   SECURITIES        CASH
                                      LOANED          COLLATERAL                                    LOANED            COLLATERAL
                                      ------          ----------                                    ------            ----------
Small-Mid Cap Growth               $  135,245        $  142,903        High Grade Bond            $   423,880        $   432,915
Small-Mid Cap                         730,801           749,010        Small Cap Index              5,853,233          6,213,263
International Equity Select           338,658           342,677        International Index          9,871,912        10,382,707 *
Select Growth                         469,589           471,425        Mid Cap Index                8,976,557          9,219,073
Global Equity Select                  301,076           306,532        Total Stock Market Index     1,458,320          1,558,351
Real Estate Securities              2,578,395         2,692,300        500 Index                   15,077,546         16,034,016
Core Value                            622,707           639,945


* Comprised of $9,716,802 and $665,905 of cash collateral and securities collateral, respectively.

MORTGAGE DOLLAR ROLLS. All Portfolios, with the exception of Money Market may enter into mortgage dollar rolls in which they sell mortgage securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or lower price on an agreed upon date. The Portfolios receive compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

FEDERAL INCOME TAXES. The Portfolios' policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each Portfolio of the Trust is treated as a separate taxpayer for federal income tax purposes.

DISTRIBUTION OF INCOME AND GAINS. Substantially all of the net investment income of Money Market is declared as a dividend to shareholders of record as of the close of business each day and is reinvested daily. During any particular year, net realized gains from investment transactions of each Portfolio, in excess of available capital loss carryforwards of each Portfolio would be taxable to such Portfolio if not distributed. Therefore, each Portfolio of the Trust intends to distribute substantially all of its investment company taxable income and any net realized capital gains in order to avoid federal income tax. The Portfolios' distributions are based on income amounts determined in accordance with federal income tax regulations. The character of distributions made during the year from net investment income and net realized gains may differ for tax purposes due to various differences in recording net investment income and realized gains for financial statement and tax purposes.

EXPENSE ALLOCATION. Expenses not directly attributable to a particular Portfolio are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred, except as discussed in footnote 4.

REPURCHASE AGREEMENTS. Each Portfolio of the Trust may enter into repurchase agreements. When a Portfolio enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Portfolio will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, a Portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

CAPITAL ACCOUNTS. The Portfolios report the undistributed net investment income and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each Portfolio of the Trust may periodically make reclassifications among certain capital accounts without impacting its net asset value.

OTHER. Investment security transactions are accounted for on a trade date basis. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or as soon after the ex-date that the Portfolio is aware of such dividends, net of all taxes. All original issue discounts are accreted for financial and tax reporting purposes. All discounts/premiums are accreted/amortized for financial reporting purposes. The Portfolios use the First In, First Out method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

3. PURCHASES AND SALES OF SECURITIES. The following summarizes the securities transactions (except for short-term investments) for the Portfolios (with the exception of Money Market) for the six month ended June 30, 2002:

                                              PURCHASES                              SALES
                                   -------------------------------        ------------------------------
PORTFOLIO                          U.S. Government    Other Issues        U.S. Government   Other Issues
---------                          -------------------------------        ------------------------------
Small-Mid Cap Growth                        --        $  2,890,407                --        $ 2,824,808
Small-Mid Cap                               --             625,620                --            506,441
International Equity Select                 --             241,367                --            312,564
Select Growth                               --             531,689                --            574,647
Global Equity Select                        --             344,522                --            303,599
Real Estate Securities                      --         104,569,736                --         29,002,618
Core Value                                  --             726,857                --            708,389
High Grade Bond                    $ 8,186,122             333,312        $7,552,253            787,176
Small Cap Index                     11,958,487          11,174,037         1,100,000          1,006,391
International Index                         --          11,304,645           150,000          1,976,049
Mid Cap Index                          946,127          54,668,086           700,000          5,261,576
Total Stock Market Index                    --           4,286,240                --            507,601
500 Index                                   --          77,976,357                --          3,313,066

At June 30, 2002, tax basis net unrealized appreciation (depreciation) was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                       TAX BASIS NET
                                                        UNREALIZED            TAX BASIS            TAX BASIS
                                                       APPRECIATION           UNREALIZED          UNREALIZED
PORTFOLIO                          TAX BASIS COST      (DEPRECIATION)        APPRECIATION        DEPRECIATION
---------                          --------------      --------------        ------------       --------------
Small-Mid Cap Growth               $  2,362,376        $      15,156         $   145,547        $    130,391
Small-Mid Cap                         3,764,898             (197,260)            165,205             362,465
International Equity Select           3,339,841              (36,744)            196,763             233,507
Select Growth                      $  3,140,326        ($    369,972)        $    37,847        $    407,819
Global Equity Select                  3,308,963             (153,911)            185,347             339,258
Real Estate Securities              296,619,435           33,462,995          33,786,299             323,304
Core Value                            3,465,373             (180,309)             64,183             244,492
High Grade Bond                       4,307,428               44,755              50,452               5,697
Small Cap Index                      76,448,532           (1,815,752)          7,212,544           9,028,296
International Index                  81,646,076          (14,949,731)          2,991,800          17,941,531
Mid Cap Index                       118,215,763           (6,155,285)          7,779,588          13,934,873
Total Stock Market Index             92,485,950          (22,858,044)          6,120,880          28,978,924
500 Index                           975,576,987         (230,026,231)         49,334,882         279,361,113

4. INVESTMENT ADVISORY AGREEMENTS. The Trust has entered into an Investment Advisory Agreement with MSS (the "Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each Portfolio of the Trust, subject to the supervision of the Trust's Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust based on the average daily net assets of each Portfolio. Effective January 1, 2002, the Trust reduced its advisory fees and in certain portfolios implemented advisory fee breakpoints in conjunction with the adoption of Distribution Plans (see Note 5). Advisory fees charged to each Portfolio were as follows:

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENTS, CONTINUED

                              ALL ASSET                                       ALL ASSET
PORTFOLIO                      LEVELS     PORTFOLIO                           LEVELS
---------                     ---------   ----------------------------        ---------
Small-Mid Cap                  0.950%     Mid Cap Index                       0.375%
Money Market                   0.350%     Total Stock Market Index            0.375%
Small Cap Index                0.375%     500 Index                           0.375%
International Index            0.400%


                                                  BETWEEN $50
                                                   MILLION         BETWEEN $200      BETWEEN $500
                                FIRST $50         AND $200         MILLION AND         MILLION         OVER $1
PORTFOLIO                        MILLION           MILLION         $500 MILLION     AND $1 BILLION     BILLION
---------                        -------           -------         ------------     --------------     -------
Real Estate Securities           0.650%            0.650%            0.600%           0.600%             0.600%



                                                   BETWEEN $50
                                                     MILLION     BETWEEN $250  BETWEEN $500
                                     FIRST $50      AND $250     MILLION AND   MILLION AND     OVER $1
PORTFOLIO                             MILLION        MILLION     $500 MILLION   $1 BILLION     BILLION
---------                            ---------     -----------   ------------  ------------    -------
Small-Mid Cap Growth                   0.800%        0.750%         0.750%        0.750%       0.750%
International Equity Select            0.900%        0.900%         0.850%        0.800%       0.800%
Select Growth                          0.800%        0.750%         0.750%        0.750%       0.750%
Global Equity Select                   0.900%        0.900%         0.850%        0.800%       0.800%
Core Value                             0.800%        0.750%         0.750%        0.750%       0.750%


                                       BETWEEN $50
                                        MILLION       BETWEEN $100
                         FIRST $50      AND $100       MILLION AND     OVER $250
PORTFOLIO                 MILLION       MILLION       $250 MILLION      MILLION
---------                 -------       -------       ------------      -------
High Grade Bond            0.600%        0.550%           0.500%        0.450%


EXPENSE REIMBURSEMENT. Pursuant to the Advisory Agreement, the Adviser reimburses the Trust for expenses (excluding advisory fees, Rule 12b-1 fees, taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust's business) incurred in excess, on an annualized basis, of 0.05% of the average annual net assets of International Index and 500 Index, 0.075% of the average daily net assets of Small Cap Index, Mid Cap Index and Total Stock Market Index, 0.10% of the average daily net assets of Small-Mid Cap Growth, Small-Mid Cap, Select Growth, Core Value and High Grade Bond, 0.15% of the average daily net assets of International Equity Select and Global Equity Select, and 0.50% of the average daily net assets of Real Estate Securities and Money Market.

These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to the Trust. These voluntary expense reimbursements may be terminated at any time.

FUND ADMINISTRATION FEES. The Amended Advisory Agreement requires the Trust to reimburse the Adviser for all expenses associated with providing the administrative, financial, accounting and recordkeeping services of the Trust including, the preparation of all tax returns, annual, semi-annual and periodic reports to shareholders and the preparation of all regulatory reports. Total expense incurred for the six months ended June 30, 2002 was $191,729 of which $16,514 remains payable to the Adviser at June 30, 2002.

5. DISTRIBUTION PLANS. In accordance with Rule 12b-1 of the Investment Company Act of 1940, the Board of Trustees have approved Distribution Plans (the "Plans") for both Series I shares and Series II shares. Series I shares of each portfolio are subject to a Rule 12b-1 fee of up to 0.15% of Series I shares average daily net assets. Series II shares of each portfolio (except Small-Mid Cap Growth, Small-Mid Cap, International Equity Select, Select Growth, Global Equity Select, Core Value, High Grade Bond) are subject to a Rule 12b-1 fee of up to 0.35% of Series II shares average daily net assets. Rule 12b-1 fees are paid to the Trust's Distributor, MFS, for distribution services pursuant to the Plans. The distributor may use Rule 12b-1 fees for any expenses relating to the distribution of the shares of the class, for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and for the payment of service fees.

6. TRUSTEES' FEES. The Trust pays each Trustee who is not an employee of the Adviser or its affiliates a fee of $7,500 plus travel expenses for each Board of Trustees meeting attended. The Trust also pays each Trustee who is not an employee of the Adviser or its affiliates an annual retainer of $45,000.

7. LINE OF CREDIT. All Portfolios with the exception of Money Market have entered into an agreement, which enables them to participate in a $100 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.09% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit is charged to each participating portfolio on a prorated basis based on average net assets. For the six months ended June 30, 2002, there were no borrowings on the line of credit.

MANUFACTURERS INVESTMENT TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) - CONTINUED
-------------------------------------------------------------------------------


8. MANAGEMENT OF THE TRUST. The Trustees of the Trust, together with information as to their principal occupations during the past five years, are listed below. Each Trustee oversees all Trust portfolios. (currently, there are 67 portfolios).

                             DISINTERESTED TRUSTEES

                                        POSITION WITH                  PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                     THE TRUST                    DURING PAST FIVE YEARS
---------------------                     ---------                    ----------------------
Don B. Allen                             Trustee                Senior Lecturer, William E. Simon Graduate School
73 Tremont Street                        (since 1985)           of Business Administration, University of Rochester.
Boston, MA  02108
Age: 73

Charles L. Bardelis                      Trustee                President and Executive Officer, Island Commuter Corp.
73 Tremont Street                        (since 1988)           (Marine Transport).
Boston, MA  02108
Age: 60

Samuel Hoar                              Trustee                Senior Mediator, Arbitrator, Regional Manager, JAMS, LLC,
73 Tremont Street                        (since 1989)           August 1999 to date;Senior Mediator, Arbitrator,
Boston, MA 02108                                                Regional Director of Professional Services,
Age: 74                                                         J.A.M.S./Endispute, Inc., June 1994 to August 1999.

F. David Rolwing                         Trustee                Former Chairman, President and CEO, Montgomery Mutual
73 Tremont Street                        (since 1997*)          Insurance Company, 1991 to 1999. (Retired 1999).
Boston, MA  02108
Age: 67

* Prior to 1997, Mr. Rolwing was a Trustee of Manulife Series Fund, Inc., which merged into the Trust on December 31, 1996.


                       TRUSTEES AFFILIATED WITH THE TRUST

                                        POSITION WITH                  PRINCIPAL OCCUPATION
NAME, ADDRESS AND AGE                     THE TRUST                    DURING PAST FIVE YEARS
---------------------                     ---------                    ----------------------
John D. DesPrez III #                    Trustee                President, The Manufacturers Life Insurance Company (U.S.A.),
73 Tremont Street                        (since 2000)           January 1999 to date; Senior Vice President, US Annuities,
Boston, MA  02108                                               Manulife Financial, September 1996 to December,
Age:45                                                          1998; President, The Manufacturers Life Insurance
                                                                Company of North America, September 1996 to December, 1998;
                                                                Vice President, Mutual Funds, Manulife Financial,
                                                                January 1995 to September 1996.

John D. Richardson #                      Chairman of the       Retired; Former Senior Executive Vice President,
200 Bloor Street East                     Board of              U.S. Operations, Manulife Financial, January 1999 to March 2002;
Toronto, Ontario, Canada                  Trustees              Executive Vice President and General Manager,
M4W 1E5                                   (Since 1997)          U.S. Operations, Manulife Financial, January 1995 to January 1999.
Age: 64
                                                                Director of Manulife Financial Corporation, a publicly traded company and the ultimate parent of the adviser.

# Trustee who is an "interested person," as defined in the 1940 Act, due to his position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the investment adviser.

Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his successor is duly elected and qualified or until he dies, retires, resigns, is removed or becomes disqualified. None of the Trustees is a director of other complexes except as noted above.

The Statement of Additional Information, a separate document with supplemental information not contained in the Prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 1-800-344-1029.

MANAGEMENT OF THE TRUST

TRUSTEES
John D. Richardson, Chairman of the Board
Don B. Allen
Charles L. Bardelis
John D. DesPrez, III
Samuel Hoar
F. David Rolwing

OFFICERS
James D. Gallagher, President
John R. Ostler, Treasurer
Gordon M. Shone, Assistant Treasurer
Tracy Kane Lannigan, Secretary

INVESTMENT ADVISER
Manufacturers Securities Services, LLC
Boston, Massachusetts

ISSUER OF VENTURE ANNUITIES
The Manufacturers Life Insurance
Company (U.S.A.)
PO Box 9230
Boston, Massachusetts 02205-9230
800-344-1029

ISSUER OF VENTURE SPVL, VENTURE VUL,
SURVIVORSHIP VUL AND COLI VUL
The Manufacturers Life Insurance
Company (U.S.A.)
200 Bloor Street East
Toronto, Ontario, Canada M4W1E5
800-827-4546

PRINCIPAL UNDERWRITER OF VENTURE
ANNUITIES
Manulife Financial Securities LLC
Boston, Massachusetts

PRINCIPAL UNDERWRITER OF VENTURE
SPVL, VENTURE VUL, SURVIVORSHIP VUL
AND COLI VUL
Manulife Financial Securities LLC
Toronto, Ontario, Canada

PROMOTIONAL AGENT OF
VENTURE ANNUITIES
Manulife Wood Logan
Stamford, Connecticut

Manulife Financial and the block design are registered service marks and trademarks of The Manufacturers Life Insurance Company and are used by it and its affiliates, including Manulife Financial Corporation.


[LOGO] MANULIFE FINANCIAL

[LOGO] MANULIFE FINANCIAL
Manufacturers Investment Trust
73 Tremont Street, Suite 1300
Boston, MA 02108-3915


  PRESORTED
   STANDARD
 U.S. POSTAGE
     PAID
   PERMIT #6
HUDSON MA 01749